UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 6.5%
	Consumer Discretionary — 0.9%
	Auto Components — 0.1%
1,200	Aisin Seiki Co. Ltd., (Japan)	59,103
991	Autoliv, Inc., (Sweden), SDR	101,498
1,100	Denso Corp., (Japan)	48,534
20,518	GKN plc, (United Kingdom)	93,455
700	Koito Manufacturing Co. Ltd., (Japan)	36,483
3,100	Sumitomo Rubber Industries Ltd., (Japan)	52,892

		391,965

	Automobiles — 0.1%
1,024	Bayerische Motoren Werke AG, (Germany)	93,432
6,900	Honda Motor Co. Ltd., (Japan)	208,304
2,700	Suzuki Motor Corp., (Japan)	112,141
3,100	Toyota Motor Corp., (Japan)	168,261

		582,138

	Distributors — 0.0% (g)
525	Pool Corp.	62,648

	Diversified Consumer Services — 0.0% (g)
36,840	AA plc, (United Kingdom)	122,686
1,450	ServiceMaster Global Holdings, Inc. (a)	60,538

		183,224

	Hotels, Restaurants & Leisure — 0.1%
8,586	Compass Group plc, (United Kingdom)	162,105
350	Domino’s Pizza, Inc.	64,505
5,345	Greene King plc, (United Kingdom)	46,919
775	Wyndham Worldwide Corp.	65,325
36,000	Wynn Macau Ltd., (Macau)	73,322

		412,176

	Household Durables — 0.0% (g)
12,500	Panasonic Corp., (Japan)	141,465
5,212	Persimmon plc, (United Kingdom)	136,746
1,800	Sony Corp., (Japan)	60,747

		338,958

	Internet & Direct Marketing Retail — 0.0% (g)
500	Expedia, Inc.	63,085

	Leisure Products — 0.0% (g)
950	Brunswick Corp.	58,140

	Media — 0.2%
2,400	CyberAgent, Inc., (Japan)	71,165
3,570	Eutelsat Communications SA, (France)	79,567
2,828	JCDecaux SA, (France)	99,327
9,181	Liberty Global plc, (United Kingdom), Class A (a)	329,322
5,340	Modern Times Group MTG AB, (Sweden), Class B	178,551
4,995	Naspers Ltd., (South Africa), Class N, ADR	86,563
14,094	SES SA, (Luxembourg), FDR	327,671
10,156	Sky plc, (United Kingdom)	124,206
8,319	WPP plc, (United Kingdom)	182,345

		1,478,717

	Multiline Retail — 0.1%
1,550	Dollar Tree, Inc. (a)	121,613
6,516	Lojas Renner SA, (Brazil)	57,863
9,566	Marks & Spencer Group plc, (United Kingdom)	40,405
1,120	Ryohin Keikaku Co. Ltd., (Japan)	246,205

		466,086

	Specialty Retail — 0.1%
76,120	BCA Marketplace plc, (United Kingdom)	173,575
425	Foot Locker, Inc.	31,794
42,847	Kingfisher plc, (United Kingdom)	175,312
525	O’Reilly Automotive, Inc. (a)	141,666
1,125	Ross Stores, Inc.	74,104
875	Tractor Supply Co.	60,349

		656,800

	Textiles, Apparel & Luxury Goods — 0.2%
6,262	Burberry Group plc, (United Kingdom)	135,137
743,000	China Hongxing Sports Ltd., (China) (a)	1
1,527	Cie Financiere Richemont SA, (Switzerland)	120,728
2,800	Hanesbrands, Inc.	58,128
1,150	Kering, (France)	297,235
1,190	LVMH Moet Hennessy Louis Vuitton SE, (France)	261,553
4,056	Moncler SpA, (Italy)	88,852
72,000	Samsonite International SA	262,289

		1,223,923

	Total Consumer Discretionary	5,917,860

	Consumer Staples — 0.7%
	Beverages — 0.2%
3,563	Carlsberg A/S, (Denmark), Class B	329,017
14,282	Diageo plc, (United Kingdom)	408,968
6,200	Kirin Holdings Co. Ltd., (Japan)	117,281
2,984	Pernod Ricard SA, (France)	352,771

		1,208,037

	Food & Staples Retailing — 0.0% (g)
3,800	Seven & i Holdings Co. Ltd., (Japan)	149,278
3,175	Sprouts Farmers Market, Inc. (a)	73,406

		222,684

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food Products — 0.2%
3,920	Associated British Foods plc, (United Kingdom)	128,050
4,223	Danone SA, (France)	287,269
650	McCormick & Co., Inc.	63,407
11,007	Nestle SA, (Switzerland)	844,807
36,100	Wilmar International Ltd., (Singapore)	91,099

		1,414,632

	Household Products — 0.1%
1,550	Church & Dwight Co., Inc.	77,298
15,175	PZ Cussons plc, (United Kingdom)	61,050
1,295	Reckitt Benckiser Group plc, (United Kingdom)	118,223

		256,571

	Personal Products — 0.1%
2,409	L’Oreal SA, (France)	463,341
2,400	Pola Orbis Holdings, Inc., (Japan)	57,990
8,012	Unilever plc, (United Kingdom)	395,210

		916,541

	Tobacco — 0.1%
4,525	British American Tobacco plc, (United Kingdom)	300,216
4,349	Imperial Brands plc, (United Kingdom)	210,768
1,400	Japan Tobacco, Inc., (Japan)	45,567

		556,551

	Total Consumer Staples	4,575,016

	Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
7,134	WorleyParsons Ltd., (Australia) (a)	59,972

	Oil, Gas & Consumable Fuels — 0.2%
6,015	Enbridge, Inc., (Canada)	251,980
1,600	Range Resources Corp.	46,560
3,880	Royal Dutch Shell plc, (Netherlands), Class B	106,659
3,200	Royal Dutch Shell plc, (Netherlands), Class B, ADR	178,656
4,673	Statoil ASA, (Norway)	80,322
13,044	TOTAL SA, (France)	659,549

		1,323,726

	Total Energy	1,383,698

	Financials — 1.2%
	Banks — 0.6%
7,039	ABN AMRO Group NV, (Netherlands), CVA (e)	170,686
10,083	Australia & New Zealand Banking Group Ltd., (Australia)	244,822
5,239	Barclays plc, (United Kingdom), ADR	58,886
8,176	BNP Paribas SA, (France)	544,064
4,645	Commerzbank AG, (Germany)	42,085
3,731	Danske Bank A/S, (Denmark)	127,212
12,100	DBS Group Holdings Ltd., (Singapore)	167,608
19,805	DNB ASA, (Norway)	314,475
1,517	Erste Group Bank AG, (Austria) (a)	49,396
2,560	HDFC Bank Ltd., (India), ADR	192,563
21,861	ING Groep NV, (Netherlands)	330,194
50,370	Intesa Sanpaolo SpA, (Italy)	137,012
3,649	KBC Group NV, (Belgium)	241,903
494,133	Lloyds Banking Group plc, (United Kingdom)	410,961
3,700	National Bank of Canada, (Canada)	155,362
18,385	Nordea Bank AB, (Sweden)	209,752
325	Signature Bank (a)	48,227
7,083	Standard Chartered plc, (United Kingdom) (a)	67,748
1,800	Sumitomo Mitsui Financial Group, Inc., (Japan)	65,518
4,100	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	142,073
300	SVB Financial Group (a)	55,827
21,800	Svenska Handelsbanken AB, (Sweden), Class A	298,748
170	Swedbank AB, (Sweden), Class A	3,934
5,800	United Overseas Bank Ltd., (Singapore)	91,613

		4,170,669

	Capital Markets — 0.1%
1,144	Close Brothers Group plc, (United Kingdom)	22,053
4,967	GAM Holding AG, (Switzerland) (a)	61,204
14,990	Henderson Group plc, (United Kingdom)	43,765
1,905	Macquarie Group Ltd., (Australia)	131,248
850	Nasdaq, Inc.	59,032
775	S&P Global, Inc.	101,324
5,201	UBS Group AG, (Switzerland) (a)	83,136

		501,762

	Consumer Finance — 0.0% (g)
4,200	Credit Saison Co. Ltd., (Japan)	75,268

	Diversified Financial Services — 0.0% (g)
15,809	Challenger Ltd., (Australia)	151,521
15,100	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan)	75,461

		226,982

	Insurance — 0.5%
95,090	AIA Group Ltd., (Hong Kong)	600,204
796	Allianz SE, (Germany)	147,615
2,225	Assured Guaranty Ltd.	82,570
27,543	Aviva plc, (United Kingdom)	183,796
11,228	AXA SA, (France)	290,084
30,912	Direct Line Insurance Group plc, (United Kingdom)	134,493

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
885	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany)	173,241
12,500	Ping An Insurance Group Co. of China Ltd., (China), Class H	70,056
3,400	Progressive Corp. (The)	133,212
20,589	Prudential plc, (United Kingdom)	434,908
475	RenaissanceRe Holdings Ltd., (Bermuda)	68,709
14,586	RSA Insurance Group plc, (United Kingdom)	107,118
6,308	Sampo OYJ, (Finland), Class A	299,319
17,049	Storebrand ASA, (Norway) (a)	113,379
3,800	Sun Life Financial, Inc., (Canada)	138,759
5,500	Tokio Marine Holdings, Inc., (Japan)	232,454

		3,209,917

	Total Financials	8,184,598

	Health Care — 0.8%
	Biotechnology — 0.1%
667	CSL Ltd., (Australia)	63,863
941	Genmab A/S, (Denmark) (a)	181,076
638	Shire plc, ADR	111,159
500	Vertex Pharmaceuticals, Inc. (a)	54,675

		410,773

	Health Care Equipment & Supplies — 0.1%
2,400	Boston Scientific Corp. (a)	59,688
4,814	Elekta AB, (Sweden), Class B	47,025
1,707	Essilor International SA, (France)	207,249
4,381	GN Store Nord A/S, (Denmark)	102,275
1,775	Medtronic plc	142,994
953	Sonova Holding AG, (Switzerland)	132,195
3,360	Sysmex Corp., (Japan)	204,426

		895,852

	Health Care Providers & Services — 0.1%
900	Centene Corp. (a)	64,134
2,175	DaVita, Inc. (a)	147,835
3,538	Fresenius SE & Co. KGaA, (Germany)	284,300
375	Henry Schein, Inc. (a)	63,739
1,800	Miraca Holdings, Inc., (Japan)	82,649
2,300	Premier, Inc., Class A (a)	73,209
650	Universal Health Services, Inc., Class B	80,892

		796,758

	Life Sciences Tools & Services — 0.0% (g)
325	Bio-Rad Laboratories, Inc., Class A (a)	64,785
1,700	Patheon NV (a)	44,778

		109,563

	Pharmaceuticals — 0.5%
17,400	Astellas Pharma, Inc., (Japan)	229,487
7,865	AstraZeneca plc, (United Kingdom)	483,596
3,589	Bayer AG, (Germany)	413,501
3,500	GlaxoSmithKline plc, (United Kingdom), ADR	147,560
5,937	Novartis AG, (Switzerland)	440,867
16,270	Novo Nordisk A/S, (Denmark), Class B	558,694
3,242	Roche Holding AG, (Switzerland)	829,089
2,939	Sanofi, (France)	265,672

		3,368,466

	Total Health Care	5,581,412

	Industrials — 1.0%
	Aerospace & Defense — 0.2%
2,982	Airbus SE, (France)	227,413
1,100	BWX Technologies, Inc.	52,360
1,275	Hexcel Corp.	69,551
575	L3 Technologies, Inc.	95,042
24,027	Meggitt plc, (United Kingdom)	134,101
5,059	Safran SA, (France)	377,573
500	TransDigm Group, Inc.	110,080

		1,066,120

	Airlines — 0.0% (g)
1,580	Ryanair Holdings plc, (Ireland), ADR (a)	131,109

	Building Products — 0.0% (g)
15,351	Assa Abloy AB, (Sweden), Class B	315,581

	Commercial Services & Supplies — 0.0% (g)
825	Copart, Inc. (a)	51,092
800	Waste Connections, Inc., (Canada)	70,576

		121,668

	Electrical Equipment — 0.1%
7,136	ABB Ltd., (Switzerland) (a)	167,022
275	Acuity Brands, Inc.	56,100
1,525	AMETEK, Inc.	82,472
550	Hubbell, Inc.	66,028
1,955	Legrand SA, (France)	117,686
19,400	Mitsubishi Electric Corp., (Japan)	279,521
1,400	Nidec Corp., (Japan)	133,706

		902,535

	Industrial Conglomerates — 0.2%
15,596	CK Hutchison Holdings Ltd., (Hong Kong)	192,017
1,529	DCC plc, (United Kingdom)	134,601
3,805	Jardine Matheson Holdings Ltd., (Hong Kong)	244,433
7,541	Koninklijke Philips NV, (Netherlands)	242,249
9,900	Sembcorp Industries Ltd., (Singapore)	22,498
2,859	Siemens AG, (Germany)	391,604

		1,227,402

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — 0.2%
1,500	FANUC Corp., (Japan)	308,807
2,200	Glory Ltd., (Japan)	72,334
1,500	Hoshizaki Corp., (Japan)	118,563
4,200	Kubota Corp., (Japan)	63,309
525	Lincoln Electric Holdings, Inc.	45,601
1,800	SMC Corp., (Japan)	533,636
4,900	THK Co. Ltd., (Japan)	123,610
675	WABCO Holdings, Inc. (a)	79,259

		1,345,119

	Marine — 0.0% (g)
43	AP Moller - Maersk A/S, (Denmark), Class B	71,222

	Professional Services — 0.1%
1,798	DKSH Holding AG, (Switzerland)	139,273
1,150	Equifax, Inc.	157,251
2,350	Nielsen Holdings plc	97,079
1,700	Recruit Holdings Co. Ltd., (Japan)	86,947
750	Verisk Analytics, Inc. (a)	60,855

		541,405

	Road & Rail — 0.1%
1,700	Avis Budget Group, Inc. (a)	50,286
865	Canadian National Railway Co., (Canada)	63,949
800	Central Japan Railway Co., (Japan)	130,672
785	DSV A/S, (Denmark)	40,603
875	Genesee & Wyoming, Inc., Class A (a)	59,378
650	JB Hunt Transport Services, Inc.	59,631

		404,519

	Trading Companies & Distributors — 0.1%
1,750	AerCap Holdings NV, (Ireland) (a)	80,448
1,526	Brenntag AG, (Germany)	85,527
5,200	Mitsubishi Corp., (Japan)	112,697
14,000	Sumitomo Corp., (Japan)	188,872

		467,544

	Transportation Infrastructure — 0.0% (g)
42,898	Sydney Airport, (Australia)	221,816

	Total Industrials	6,816,040

	Information Technology — 0.9%
	Communications Equipment — 0.0% (g)
9,844	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	65,722

	Electronic Equipment, Instruments & Components — 0.2%
1,100	Amphenol Corp., Class A	78,287
1,475	Dolby Laboratories, Inc., Class A	77,305
13,635	Hamamatsu Photonics KK, (Japan)	393,541
1,170	Keyence Corp., (Japan)	469,372
2,790	Murata Manufacturing Co. Ltd., (Japan)	397,479
2,200	Omron Corp., (Japan)	96,666

		1,512,650

	Internet Software & Services — 0.1%
825	Alibaba Group Holding Ltd., (China), ADR (a)	88,960
383	Baidu, Inc., (China), ADR (a)	66,075
300	CoStar Group, Inc. (a)	62,166
2,700	Kakaku.com, Inc., (Japan)	36,859
410	MercadoLibre, Inc., (Argentina)	86,703
63	NAVER Corp., (South Korea)	48,174
3,600	Tencent Holdings Ltd., (China)	103,714
23,000	Yahoo Japan Corp., (Japan)	106,638
1,054	YY, Inc., (China), ADR (a)	48,600

		647,889

	IT Services — 0.2%
500	Alliance Data Systems Corp.	124,500
4,507	Amadeus IT Group SA, (Spain)	228,364
1,775	Amdocs Ltd.	108,257
2,400	Booz Allen Hamilton Holding Corp.	84,936
950	Fidelity National Information Services, Inc.	75,639
400	FleetCor Technologies, Inc. (a)	60,572
1,200	Gartner, Inc. (a)	129,588
1,800	Global Payments, Inc.	145,224
7,300	Infosys Ltd., (India), ADR	115,340
1,250	Vantiv, Inc., Class A (a)	80,150

		1,152,570

	Semiconductors & Semiconductor Equipment — 0.2%
3,458	ASML Holding NV, (Netherlands)	458,852
846	Broadcom Ltd.	185,240
2,400	Marvell Technology Group Ltd., (Bermuda)	36,624
175	NXP Semiconductors NV, (Netherlands) (a)	18,112
39,000	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan)	244,555
10,440	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	342,850
1,300	Tokyo Electron Ltd., (Japan)	142,319
975	Xilinx, Inc.	56,443

		1,484,995

	Software — 0.2%
675	Electronic Arts, Inc. (a)	60,426
3,653	Gemalto NV, (Netherlands)	203,786
5,630	Micro Focus International plc, (United Kingdom)	160,592
1,400	Open Text Corp., (Canada)	47,614
1,290	Oracle Corp. Japan, (Japan)	73,955

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
600	Red Hat, Inc. (a)	51,900
3,106	SAP SE, (Germany)	304,723
400	Tyler Technologies, Inc. (a)	61,824

		964,820

	Technology Hardware, Storage & Peripherals — 0.0% (g)
89	Samsung Electronics Co. Ltd., (South Korea)	163,797
100	Samsung Electronics Co. Ltd., (South Korea), GDR	71,671

		235,468

	Total Information Technology	6,064,114

	Materials — 0.3%
	Chemicals — 0.2%
1,667	Air Liquide SA, (France)	190,336
36,000	Asahi Kasei Corp., (Japan)	349,791
1,417	BASF SE, (Germany)	140,303
897	Covestro AG, (Germany) (e)	69,104
700	Ecolab, Inc.	87,738
58	Givaudan SA, (Switzerland)	104,461
2,400	Kansai Paint Co. Ltd., (Japan)	51,219
4,000	Tosoh Corp., (Japan)	35,194
1,193	Umicore SA, (Belgium)	67,940

		1,096,086

	Construction Materials — 0.0% (g)
525	Martin Marietta Materials, Inc.	114,581

	Containers & Packaging — 0.0% (g)
15,117	Amcor Ltd., (Australia)	173,882
1,375	Sealed Air Corp.	59,922

		233,804

	Metals & Mining — 0.1%
5,864	Antofagasta plc, (Chile)	61,224
1,891	BHP Billiton Ltd., (Australia)	34,390
6,016	BHP Billiton plc, (Australia)	92,790
1,119	Rio Tinto Ltd., (United Kingdom)	51,667
1,310	Rio Tinto plc, (United Kingdom)	52,751
38,593	South32 Ltd., (Australia)	81,360

		374,182

	Paper & Forest Products — 0.0% (g)
8,249	Stora Enso OYJ, (Finland), Class R	97,538

	Total Materials	1,916,191

	Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
4,792	Great Portland Estates plc, (United Kingdom)	39,113
2,150	SBA Communications Corp. (a)	258,796
34,815	Scentre Group, (Australia)	114,135
570	Unibail-Rodamco SE, (France)	132,907

		544,951

	Real Estate Management & Development — 0.0% (g)
3,000	CBRE Group, Inc., Class A (a)	104,370
1,470	Deutsche Wohnen AG, (Germany)	48,409
4,000	Mitsui Fudosan Co. Ltd., (Japan)	85,408

		238,187

	Total Real Estate	783,138

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.1%
3,458	KT Corp., (South Korea)	98,707
8,000	Nippon Telegraph & Telephone Corp., (Japan)	342,026
39,210	Singapore Telecommunications Ltd., (Singapore)	109,880
26,763	TDC A/S, (Denmark)	137,837
80,713	Telecom Italia SpA, (Italy)	58,927
34,306	Telefonica Deutschland Holding AG, (Germany)	170,082
11,877	Telefonica SA, (Spain)	132,943
8,672	Telstra Corp. Ltd., (Australia)	30,858
2,000	Zayo Group Holdings, Inc. (a)	65,800

		1,147,060

	Wireless Telecommunication Services — 0.2%
4,400	America Movil SAB de CV, (Mexico), Class L, ADR	62,348
5,200	KDDI Corp., (Japan)	136,764
6,890	NTT DOCOMO, Inc., (Japan)	160,897
5,000	SoftBank Group Corp., (Japan)	354,576
119,700	Vodafone Group plc, (United Kingdom)	311,936
8,581	Vodafone Group plc, (United Kingdom), ADR	226,796

		1,253,317

	Total Telecommunication Services	2,400,377

	Utilities — 0.1%
	Electric Utilities — 0.0% (g)
3,509	SSE plc, (United Kingdom)	64,850

	Independent Power & Renewable Electricity Producers — 0.0% (g)
3,600	Electric Power Development Co. Ltd., (Japan)	84,597

	Multi-Utilities — 0.1%
5,747	E.ON SE, (Germany)	45,689
10,146	Engie SA, (France)	143,379

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
18,799	National Grid plc, (United Kingdom)	238,509

		427,577

	Total Utilities	577,024

	Total Common Stocks (Cost $35,867,904)	44,199,468

Exchange-Traded Funds — 45.0%
	Fixed Income — 7.9%
992,650	Vanguard Total International Bond Fund	53,732,144

	International Equity — 11.3%
1,012,540	iShares MSCI EAFE Fund	63,071,117
279,450	iShares MSCI Japan Fund	14,391,675

	Total International Equity	77,462,792

	U.S. Equity — 25.8%
27,500	iShares Core S&P 500 Fund	6,524,925
86,900	iShares Core S&P Mid-Cap Fund	14,879,018
655,000	SPDR S&P500 Fund Trust	154,409,700

	Total U.S. Equity	175,813,643

	Total Exchange-Traded Funds (Cost $268,610,323)	307,008,579

Investment Companies — 43.7%
	Alternative Assets — 4.8%
769,668	AQR Managed Futures Strategy Fund, Class R6 Shares	7,111,729
885,092	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares (a)	8,895,179
124,541	Marshall Wace UCITS Fund plc - MW TOPS UCITS Fund, (Ireland), Class F Shares (a) (u)	17,152,800

	Total Alternative Assets	33,159,708

	Fixed Income — 27.4%
1,002,728	Goldman Sachs Emerging Markets Debt Fund, Class I Shares	12,774,749
3,604,997	JPMorgan Core Bond Fund, Class R6 Shares (b)	41,565,618
2,420,930	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	19,827,419
2,705,034	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	26,915,083
6,030,671	JPMorgan High Yield Fund, Class R6 Shares (b)	44,747,575
1,409,953	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	14,578,910
2,596,894	JPMorgan Unconstrained Debt Fund, Class R6 Shares (b)	25,787,155

	Total Fixed Income	186,196,509

	International Equity — 3.6%
879,840	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	17,570,402
281,414	Oakmark International Fund	6,990,316

	Total International Equity	24,560,718

	U.S. Equity — 7.9%
562,800	JPMorgan Equity Focus Fund, Select Class Shares (b)	15,776,241
906,864	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	27,423,570
269,747	Parnassus Core Equity Fund, Institutional Class Shares	11,046,127

	Total U.S. Equity	54,245,938

	Total Investment Companies (Cost $276,121,197)	298,162,873

Master Limited Partnership — 0.0% (g)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
3,200	Apollo Global Management LLC, Class A (Cost $63,129)	77,824

Preferred Stock — 0.0% (g)
	Health Care — 0.0% (g)
	Biotechnology — 0.0% (g)
4,053	Grifols SA (Preference), (Spain), Class B (Cost $71,384)	76,194

Short-Term Investment — 4.9%
	Investment Company — 4.9%
33,693,147	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.990% (b) (l) (Cost $33,697,300)	33,703,255

	Total Investments — 100.1% (Cost $614,431,237)	683,228,193
	Liabilities in Excess of Other Assets — (0.1)% (s)	(967,947)

	NET ASSETS — 100.0%	$682,260,246

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	87.0%
Ireland	2.5
Japan	1.2
United Kingdom	1.0
Others (each less than 1.0%)	3.4
Short-Term Investment	4.9

*	Percentages indicated are based on total investments as of March 31, 2017.

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia and Far East
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SDR	—	Swedish Depository Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
UCITS	—	Undertakings for Collective Investment in Transferable Securities

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2017.
(s)	—	A portion of the Fund’s cash is held by the subsidiary.
(u)	—	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,497,245
Aggregate gross unrealized depreciation	(5,700,289)

Net unrealized appreciation/depreciation	$68,796,956

Federal income tax cost of investments	$614,431,237

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of March 31, 2017, net assets of the Fund were $682,260,246 of which $69,327, or approximately less than 0.1%, represented the Subsidiary’s net assets. The Consolidated Schedules of Portfolio Investments (“CSOI”) include positions of the Fund and its Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,509,218	$4,408,641	$1	$5,917,860
Consumer Staples	275,161	4,299,855	—	4,575,016
Energy	477,196	906,502	—	1,383,698
Financials	1,094,471	7,090,127	—	8,184,598
Health Care	1,055,448	4,525,964	—	5,581,412
Industrials	1,538,147	5,277,893	—	6,816,040
Information Technology	2,293,335	3,770,779	—	6,064,114
Materials	262,241	1,653,950	—	1,916,191
Real Estate	363,166	419,972	—	783,138
Telecommunication Services	354,944	2,045,433	—	2,400,377
Utilities	—	577,024	—	577,024

Total Common Stocks	9,223,327	34,976,140	1	44,199,468

Exchange-Traded Funds	307,008,579	—	—	307,008,579
Investment Companies	281,010,073	17,152,800	—	298,162,873
Master Limited Partnership
Financials	77,824	—	—	77,824
Preferred Stock
Health Care	—	76,194	—	76,194
Short-Term Investments
Investment Company	33,703,255	—	—	33,703,255

Total Investments in Securities	$631,023,058	$52,205,134	$1	$683,228,193

As of March 31, 2017, certain Investment Companies with a fair value of $17,152,800 has not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 1 and level 2 during the period ended March 31, 2017.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 7.9%
	Consumer Discretionary — 1.1%
	Auto Components — 0.1%
1,300	Aisin Seiki Co. Ltd., (Japan)	64,028
1,063	Autoliv, Inc., (Sweden), SDR	108,872
1,100	Denso Corp., (Japan)	48,534
20,681	GKN plc, (United Kingdom)	94,197
700	Koito Manufacturing Co. Ltd., (Japan)	36,483
3,200	Sumitomo Rubber Industries Ltd., (Japan)	54,599

		406,713

	Automobiles — 0.1%
1,094	Bayerische Motoren Werke AG, (Germany)	99,819
7,000	Honda Motor Co. Ltd., (Japan)	211,323
2,700	Suzuki Motor Corp., (Japan)	112,141
3,100	Toyota Motor Corp., (Japan)	168,261

		591,544

	Distributors — 0.0% (g)
725	Pool Corp.	86,514

	Diversified Consumer Services — 0.0% (g)
42,869	AA plc, (United Kingdom)	142,764
1,950	ServiceMaster Global Holdings, Inc. (a)	81,413

		224,177

	Hotels, Restaurants & Leisure — 0.1%
8,525	Compass Group plc, (United Kingdom)	160,954
475	Domino’s Pizza, Inc.	87,542
5,735	Greene King plc, (United Kingdom)	50,342
1,075	Wyndham Worldwide Corp.	90,612
31,600	Wynn Macau Ltd., (Macau)	64,361

		453,811

	Household Durables — 0.1%
13,400	Panasonic Corp., (Japan)	151,651
5,289	Persimmon plc, (United Kingdom)	138,765
1,900	Sony Corp., (Japan)	64,122

		354,538

	Internet & Direct Marketing Retail — 0.0% (g)
700	Expedia, Inc.	88,319

	Leisure Products — 0.0% (g)
1,250	Brunswick Corp.	76,500

	Media — 0.3%
2,400	CyberAgent, Inc., (Japan)	71,165
3,677	Eutelsat Communications SA, (France)	81,951
3,006	JCDecaux SA, (France)	105,579
8,449	Liberty Global plc, (United Kingdom), Class A (a)	303,066
5,685	Modern Times Group MTG AB, (Sweden), Class B	190,086
5,075	Naspers Ltd., (South Africa), Class N, ADR	87,950
16,955	SES SA, (Luxembourg), FDR	394,186
10,291	Sky plc, (United Kingdom)	125,857
8,470	WPP plc, (United Kingdom)	185,655

		1,545,495

	Multiline Retail — 0.1%
2,125	Dollar Tree, Inc. (a)	166,727
6,505	Lojas Renner SA, (Brazil)	57,765
9,852	Marks & Spencer Group plc, (United Kingdom)	41,614
1,140	Ryohin Keikaku Co. Ltd., (Japan)	250,601

		516,707

	Specialty Retail — 0.1%
77,690	BCA Marketplace plc, (United Kingdom)	177,155
550	Foot Locker, Inc.	41,145
45,991	Kingfisher plc, (United Kingdom)	188,177
725	O’Reilly Automotive, Inc. (a)	195,634
1,550	Ross Stores, Inc.	102,099
1,200	Tractor Supply Co.	82,764

		786,974

	Textiles, Apparel & Luxury Goods — 0.2%
6,354	Burberry Group plc, (United Kingdom)	137,123
755,000	China Hongxing Sports Ltd., (China) (a)	1
1,468	Cie Financiere Richemont SA, (Switzerland)	116,063
3,800	Hanesbrands, Inc.	78,888
1,204	Kering, (France)	311,192
1,275	LVMH Moet Hennessy Louis Vuitton SE, (France)	280,235
4,082	Moncler SpA, (Italy)	89,422
78,065	Samsonite International SA	284,383

		1,297,307

	Total Consumer Discretionary	6,428,599

	Consumer Staples — 0.8%
	Beverages — 0.2%
3,295	Carlsberg A/S, (Denmark), Class B	304,269
14,517	Diageo plc, (United Kingdom)	415,697
6,300	Kirin Holdings Co. Ltd., (Japan)	119,173
2,901	Pernod Ricard SA, (France)	342,958

		1,182,097

	Food & Staples Retailing — 0.0% (g)
3,900	Seven & i Holdings Co. Ltd., (Japan)	153,206
4,325	Sprouts Farmers Market, Inc. (a)	99,994

		253,200

	Food Products — 0.2%
4,310	Associated British Foods plc, (United Kingdom)	140,789
4,027	Danone SA, (France)	273,937
900	McCormick & Co., Inc.	87,795

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food Products — continued
11,202	Nestle SA, (Switzerland)	859,773
35,600	Wilmar International Ltd., (Singapore)	89,837

		1,452,131

	Household Products — 0.1%
2,150	Church & Dwight Co., Inc.	107,220
13,825	PZ Cussons plc, (United Kingdom)	55,619
1,315	Reckitt Benckiser Group plc, (United Kingdom)	120,049

		282,888

	Personal Products — 0.2%
2,442	L’Oreal SA, (France)	469,689
2,800	Pola Orbis Holdings, Inc., (Japan)	67,655
8,410	Unilever plc, (United Kingdom)	414,842

		952,186

	Tobacco — 0.1%
4,195	British American Tobacco plc, (United Kingdom)	278,322
3,269	Imperial Brands plc, (United Kingdom)	158,428
1,900	Japan Tobacco, Inc., (Japan)	61,840

		498,590

	Total Consumer Staples	4,621,092

	Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
7,347	WorleyParsons Ltd., (Australia) (a)	61,762

	Oil, Gas & Consumable Fuels — 0.2%
7,170	Enbridge, Inc., (Canada)	300,365
2,250	Range Resources Corp.	65,475
4,335	Royal Dutch Shell plc, (Netherlands), Class B	119,167
3,200	Royal Dutch Shell plc, (Netherlands), Class B, ADR	178,656
4,689	Statoil ASA, (Norway)	80,597
13,111	TOTAL SA, (France)	662,937

		1,407,197

	Total Energy	1,468,959

	Financials — 1.4%
	Banks — 0.7%
7,555	ABN AMRO Group NV, (Netherlands), CVA (e)	183,198
10,123	Australia & New Zealand Banking Group Ltd., (Australia)	245,793
5,346	Barclays plc, (United Kingdom), ADR	60,089
8,263	BNP Paribas SA, (France)	549,854
4,468	Commerzbank AG, (Germany)	40,482
3,782	Danske Bank A/S, (Denmark)	128,951
12,300	DBS Group Holdings Ltd., (Singapore)	170,378
19,928	DNB ASA, (Norway)	316,428
1,630	Erste Group Bank AG, (Austria) (a)	53,076
2,150	HDFC Bank Ltd., (India), ADR	161,723
22,329	ING Groep NV, (Netherlands)	337,263
51,122	Intesa Sanpaolo SpA, (Italy)	139,057
3,890	KBC Group NV, (Belgium)	257,880
524,800	Lloyds Banking Group plc, (United Kingdom)	436,466
3,800	National Bank of Canada, (Canada)	159,561
19,752	Nordea Bank AB, (Sweden)	225,347
475	Signature Bank (a)	70,485
7,295	Standard Chartered plc, (United Kingdom) (a)	69,776
2,100	Sumitomo Mitsui Financial Group, Inc., (Japan)	76,437
4,400	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	152,469
425	SVB Financial Group (a)	79,088
22,654	Svenska Handelsbanken AB, (Sweden), Class A	310,452
193	Swedbank AB, (Sweden), Class A	4,466
5,800	United Overseas Bank Ltd., (Singapore)	91,613

		4,320,332

	Capital Markets — 0.1%
1,229	Close Brothers Group plc, (United Kingdom)	23,691
5,115	GAM Holding AG, (Switzerland) (a)	63,028
18,780	Henderson Group plc, (United Kingdom)	54,830
1,931	Macquarie Group Ltd., (Australia)	133,040
1,200	Nasdaq, Inc.	83,340
1,050	S&P Global, Inc.	137,277
5,309	UBS Group AG, (Switzerland) (a)	84,862

		580,068

	Consumer Finance — 0.0% (g)
4,800	Credit Saison Co. Ltd., (Japan)	86,021

	Diversified Financial Services — 0.0% (g)
16,058	Challenger Ltd., (Australia)	153,907
16,800	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan)	83,957

		237,864

	Insurance — 0.6%
96,200	AIA Group Ltd., (Hong Kong)	607,210
808	Allianz SE, (Germany)	149,841
3,050	Assured Guaranty Ltd.	113,186
27,324	Aviva plc, (United Kingdom)	182,335
11,483	AXA SA, (France)	296,672
30,830	Direct Line Insurance Group plc, (United Kingdom)	134,136
950	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany)	185,965
12,500	Ping An Insurance Group Co. of China Ltd., (China), Class H	70,056
4,675	Progressive Corp. (The)	183,166
22,206	Prudential plc, (United Kingdom)	469,064

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
625	RenaissanceRe Holdings Ltd., (Bermuda)	90,406
14,743	RSA Insurance Group plc, (United Kingdom)	108,271
6,555	Sampo OYJ, (Finland), Class A	311,040
17,244	Storebrand ASA, (Norway) (a)	114,676
3,900	Sun Life Financial, Inc., (Canada)	142,410
5,400	Tokio Marine Holdings, Inc., (Japan)	228,228

		3,386,662

	Total Financials	8,610,947

	Health Care — 1.0%
	Biotechnology — 0.1%
687	CSL Ltd., (Australia)	65,778
941	Genmab A/S, (Denmark) (a)	181,076
689	Shire plc, ADR	120,045
675	Vertex Pharmaceuticals, Inc. (a)	73,811

		440,710

	Health Care Equipment & Supplies — 0.1%
3,400	Boston Scientific Corp. (a)	84,558
4,958	Elekta AB, (Sweden), Class B	48,431
1,735	Essilor International SA, (France)	210,648
4,423	GN Store Nord A/S, (Denmark)	103,256
1,570	Medtronic plc	126,479
984	Sonova Holding AG, (Switzerland)	136,496
3,300	Sysmex Corp., (Japan)	200,776

		910,644

	Health Care Providers & Services — 0.2%
1,225	Centene Corp. (a)	87,293
2,975	DaVita, Inc. (a)	202,211
3,798	Fresenius SE & Co. KGaA, (Germany)	305,192
475	Henry Schein, Inc. (a)	80,736
1,800	Miraca Holdings, Inc., (Japan)	82,649
3,200	Premier, Inc., Class A (a)	101,856
900	Universal Health Services, Inc., Class B	112,005

		971,942

	Life Sciences Tools & Services — 0.0% (g)
450	Bio-Rad Laboratories, Inc., Class A (a)	89,703
2,300	Patheon NV (a)	60,582

		150,285

	Pharmaceuticals — 0.6%
17,900	Astellas Pharma, Inc., (Japan)	236,082
7,910	AstraZeneca plc, (United Kingdom)	486,362
3,750	Bayer AG, (Germany)	432,051
3,400	GlaxoSmithKline plc, (United Kingdom), ADR	143,344
6,026	Novartis AG, (Switzerland)	447,476
16,726	Novo Nordisk A/S, (Denmark), Class B	574,353
3,327	Roche Holding AG, (Switzerland)	850,826
2,965	Sanofi, (France)	268,022

		3,438,516

	Total Health Care	5,912,097

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
3,533	Airbus SE, (France)	269,433
1,600	BWX Technologies, Inc.	76,160
1,750	Hexcel Corp.	95,462
775	L3 Technologies, Inc.	128,100
25,790	Meggitt plc, (United Kingdom)	143,941
5,139	Safran SA, (France)	383,544
700	TransDigm Group, Inc.	154,112

		1,250,752

	Airlines — 0.0% (g)
1,965	Ryanair Holdings plc, (Ireland), ADR (a)	163,056

	Building Products — 0.1%
15,137	Assa Abloy AB, (Sweden), Class B	311,182

	Commercial Services & Supplies — 0.0% (g)
1,150	Copart, Inc. (a)	71,220
1,100	Waste Connections, Inc., (Canada)	97,042

		168,262

	Electrical Equipment — 0.2%
7,660	ABB Ltd., (Switzerland) (a)	179,286
375	Acuity Brands, Inc.	76,500
2,100	AMETEK, Inc.	113,568
775	Hubbell, Inc.	93,039
1,979	Legrand SA, (France)	119,131
19,600	Mitsubishi Electric Corp., (Japan)	282,403
1,600	Nidec Corp., (Japan)	152,807

		1,016,734

	Industrial Conglomerates — 0.2%
14,964	CK Hutchison Holdings Ltd., (Hong Kong)	184,236
1,551	DCC plc, (United Kingdom)	136,538
3,860	Jardine Matheson Holdings Ltd., (Hong Kong)	247,966
8,095	Koninklijke Philips NV, (Netherlands)	260,046
10,100	Sembcorp Industries Ltd., (Singapore)	22,952
3,006	Siemens AG, (Germany)	411,739

		1,263,477

	Machinery — 0.2%
1,505	FANUC Corp., (Japan)	309,836
2,400	Glory Ltd., (Japan)	78,910
1,220	Hoshizaki Corp., (Japan)	96,431
4,500	Kubota Corp., (Japan)	67,831
725	Lincoln Electric Holdings, Inc.	62,973
1,795	SMC Corp., (Japan)	532,154
5,100	THK Co. Ltd., (Japan)	128,655
925	WABCO Holdings, Inc. (a)	108,614

		1,385,404

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Marine — 0.0% (g)
44	AP Moller - Maersk A/S, (Denmark), Class B	72,879

	Professional Services — 0.1%
1,555	DKSH Holding AG, (Switzerland)	120,450
1,575	Equifax, Inc.	215,365
3,225	Nielsen Holdings plc	133,225
1,700	Recruit Holdings Co. Ltd., (Japan)	86,948
1,050	Verisk Analytics, Inc. (a)	85,197

		641,185

	Road & Rail — 0.1%
2,400	Avis Budget Group, Inc. (a)	70,992
1,015	Canadian National Railway Co., (Canada)	75,039
800	Central Japan Railway Co., (Japan)	130,672
537	DSV A/S, (Denmark)	27,775
1,200	Genesee & Wyoming, Inc., Class A (a)	81,432
900	JB Hunt Transport Services, Inc.	82,566

		468,476

	Trading Companies & Distributors — 0.1%
2,450	AerCap Holdings NV, (Ireland) (a)	112,626
1,558	Brenntag AG, (Germany)	87,321
5,300	Mitsubishi Corp., (Japan)	114,865
14,200	Sumitomo Corp., (Japan)	191,570

		506,382

	Transportation Infrastructure — 0.0% (g)
43,568	Sydney Airport, (Australia)	225,280

	Total Industrials	7,473,069

	Information Technology — 1.1%
	Communications Equipment — 0.0% (g)
9,831	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	65,635

	Electronic Equipment, Instruments & Components — 0.3%
1,500	Amphenol Corp., Class A	106,755
2,000	Dolby Laboratories, Inc., Class A	104,820
13,820	Hamamatsu Photonics KK, (Japan)	398,881
1,190	Keyence Corp., (Japan)	477,396
2,830	Murata Manufacturing Co. Ltd., (Japan)	403,177
2,600	Omron Corp., (Japan)	114,241

		1,605,270

	Internet Software & Services — 0.1%
825	Alibaba Group Holding Ltd., (China), ADR (a)	88,960
382	Baidu, Inc., (China), ADR (a)	65,902
400	CoStar Group, Inc. (a)	82,888
3,000	Kakaku.com, Inc., (Japan)	40,955
440	MercadoLibre, Inc., (Argentina)	93,047
65	NAVER Corp., (South Korea)	49,703
3,700	Tencent Holdings Ltd., (China)	106,595
23,200	Yahoo Japan Corp., (Japan)	107,566
1,100	YY, Inc., (China), ADR (a)	50,721

		686,337

	IT Services — 0.2%
675	Alliance Data Systems Corp.	168,075
4,499	Amadeus IT Group SA, (Spain)	227,958
2,450	Amdocs Ltd.	149,426
3,275	Booz Allen Hamilton Holding Corp.	115,902
1,300	Fidelity National Information Services, Inc.	103,506
575	FleetCor Technologies, Inc. (a)	87,072
1,650	Gartner, Inc. (a)	178,183
2,475	Global Payments, Inc.	199,683
7,400	Infosys Ltd., (India), ADR	116,920
1,700	Vantiv, Inc., Class A (a)	109,004

		1,455,729

	Semiconductors & Semiconductor Equipment — 0.3%
3,736	ASML Holding NV, (Netherlands)	495,741
856	Broadcom Ltd.	187,430
3,400	Marvell Technology Group Ltd., (Bermuda)	51,884
225	NXP Semiconductors NV, (Netherlands) (a)	23,287
39,000	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan)	244,555
10,605	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	348,268
1,300	Tokyo Electron Ltd., (Japan)	142,319
1,375	Xilinx, Inc.	79,599

		1,573,083

	Software — 0.2%
925	Electronic Arts, Inc. (a)	82,806
3,728	Gemalto NV, (Netherlands)	207,970
5,235	Micro Focus International plc, (United Kingdom)	149,325
1,950	Open Text Corp., (Canada)	66,319
1,330	Oracle Corp. Japan, (Japan)	76,248
825	Red Hat, Inc. (a)	71,363
3,011	SAP SE, (Germany)	295,403
550	Tyler Technologies, Inc. (a)	85,008

		1,034,442

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — 0.0% (g)
92	Samsung Electronics Co. Ltd., (South Korea)	169,318
105	Samsung Electronics Co. Ltd., (South Korea), GDR	75,255

		244,573

	Total Information Technology	6,665,069

	Materials — 0.4%
	Chemicals — 0.2%
1,725	Air Liquide SA, (France)	196,958
43,000	Asahi Kasei Corp., (Japan)	417,806
1,438	BASF SE, (Germany)	142,382
923	Covestro AG, (Germany) (e)	71,107
950	Ecolab, Inc.	119,073
61	Givaudan SA, (Switzerland)	109,864
2,600	Kansai Paint Co. Ltd., (Japan)	55,487
3,000	Tosoh Corp., (Japan)	26,396
1,191	Umicore SA, (Belgium)	67,826

		1,206,899

	Construction Materials — 0.0% (g)
750	Martin Marietta Materials, Inc.	163,688

	Containers & Packaging — 0.1%
16,177	Amcor Ltd., (Australia)	186,074
1,900	Sealed Air Corp.	82,802

		268,876

	Metals & Mining — 0.1%
6,039	Antofagasta plc, (Chile)	63,051
2,542	BHP Billiton Ltd., (Australia)	46,229
5,666	BHP Billiton plc, (Australia)	87,392
1,153	Rio Tinto Ltd., (United Kingdom)	53,237
1,395	Rio Tinto plc, (United Kingdom)	56,173
38,726	South32 Ltd., (Australia)	81,641

		387,723

	Paper & Forest Products — 0.0% (g)
8,322	Stora Enso OYJ, (Finland), Class R	98,401

	Total Materials	2,125,587

	Real Estate — 0.2%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
4,935	Great Portland Estates plc, (United Kingdom)	40,280
2,975	SBA Communications Corp. (a)	358,101
37,270	Scentre Group, (Australia)	122,184
568	Unibail-Rodamco SE, (France)	132,441

		653,006

	Real Estate Management & Development — 0.1%
4,100	CBRE Group, Inc., Class A (a)	142,639
1,618	Deutsche Wohnen AG, (Germany)	53,283
4,000	Mitsui Fudosan Co. Ltd., (Japan)	85,407

		281,329

	Total Real Estate	934,335

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.2%
3,686	KT Corp., (South Korea)	105,215
8,400	Nippon Telegraph & Telephone Corp., (Japan)	359,128
39,820	Singapore Telecommunications Ltd., (Singapore)	111,589
28,727	TDC A/S, (Denmark)	147,952
83,125	Telecom Italia SpA, (Italy)	60,688
34,900	Telefonica Deutschland Holding AG, (Germany)	173,027
11,840	Telefonica SA, (Spain)	132,529
8,931	Telstra Corp. Ltd., (Australia)	31,780
2,700	Zayo Group Holdings, Inc. (a)	88,830

		1,210,738

	Wireless Telecommunication Services — 0.2%
4,300	America Movil SAB de CV, (Mexico), Class L, ADR	60,931
4,500	KDDI Corp., (Japan)	118,353
7,000	NTT DOCOMO, Inc., (Japan)	163,466
6,000	SoftBank Group Corp., (Japan)	425,491
133,155	Vodafone Group plc, (United Kingdom)	347,000
8,800	Vodafone Group plc, (United Kingdom), ADR	232,584

		1,347,825

	Total Telecommunication Services	2,558,563

	Utilities — 0.1%
	Electric Utilities — 0.0% (g)
3,504	SSE plc, (United Kingdom)	64,758

	Independent Power & Renewable Electricity Producers — 0.0% (g)
3,900	Electric Power Development Co. Ltd., (Japan)	91,646

	Multi-Utilities — 0.1%
6,035	E.ON SE, (Germany)	47,979
10,841	Engie SA, (France)	153,201
19,684	National Grid plc, (United Kingdom)	249,736

		450,916

	Total Utilities	607,320

	Total Common Stocks (Cost $38,140,114)	47,405,637

Exchange-Traded Funds — 51.0%
	Fixed Income — 3.2%
348,800	Vanguard Total International Bond Fund	18,880,544

	International Equity — 16.0%
1,338,750	iShares MSCI EAFE Fund	83,390,737
236,812	iShares MSCI Japan Fund	12,195,818

	Total International Equity	95,586,555

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — continued
	U.S. Equity — 31.8%
115,000	iShares Core S&P 500 Fund	27,286,050
96,550	iShares Core S&P Mid-Cap Fund	16,531,291
621,600	SPDR S&P500 Fund Trust	146,535,984

	Total U.S. Equity	190,353,325

	Total Exchange-Traded Funds (Cost $263,784,674)	304,820,424

Investment Companies — 36.1%
	Alternative Assets — 5.0%
719,908	AQR Managed Futures Strategy Fund, Class R6 Shares	6,651,945
822,405	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares (a)	8,265,175
110,603	Marshall Wace UCITS Fund plc - MW TOPS UCITS Fund, (Ireland), Class F Shares (a) (u)	15,233,139

	Total Alternative Assets	30,150,259

	Fixed Income — 11.8%
925,926	Goldman Sachs Emerging Markets Debt Fund, Class I Shares	11,796,296
1,116,309	JPMorgan Core Bond Fund, Class R6 Shares (b)	12,871,037
1,546,509	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	12,665,907
887,946	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	8,835,067
1,449,275	JPMorgan High Yield Fund, Class R6 Shares (b)	10,753,623
1,120,457	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares (b)	13,064,529

	Total Fixed Income	69,986,459

	International Equity — 8.4%
2,155,064	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	43,036,634
283,655	Oakmark International Fund	7,045,991

	Total International Equity	50,082,625

	U.S. Equity — 10.9%
711,497	JPMorgan Equity Focus Fund, Select Class Shares (b)	19,944,469
1,002,540	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	30,316,797
368,405	Parnassus Core Equity Fund, Institutional Class Shares	15,086,167

	Total U.S. Equity	65,347,433

	Total Investment Companies (Cost $185,968,138)	215,566,776

Master Limited Partnership — 0.0% (g)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
4,400	Apollo Global Management LLC, Class A (Cost $86,964)	107,008

Preferred Stock — 0.0% (g)
	Health Care — 0.0% (g)
	Biotechnology — 0.0% (g)
4,656	Grifols SA (Preference), (Spain), Class B (Cost $82,042)	87,529

Short-Term Investment — 3.9%
	Investment Company — 3.9%
23,133,381	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.990% (b) (l) (Cost $23,133,937)	23,140,322

	Total Investments — 98.9% (Cost $511,195,869)	591,127,696
	Other Assets in Excess of Liabilities — 1.1% (s)	6,832,322

	NET ASSETS — 100.0%	$597,960,018

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	86.9%
Ireland	2.6
Japan	1.4
United Kingdom	1.2
Others (each less than 1.0%)	4.0
Short-Term Investment	3.9

*	Percentages indicated are based on total investments as of March 31, 2017.

NOTES TO CONSOLIDATED SCHEDULES OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia and Far East
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SDR	—	Swedish Depository Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
UCITS	—	Undertakings for Collective Investment in Transferable Securities

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2017.
(s)	—	A portion of the Fund’s cash is held by the subsidiary.
(u)	—	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,964,385
Aggregate gross unrealized depreciation	(4,032,558)

Net unrealized appreciation/depreciation	$79,931,827

Federal income tax cost of investments	$511,195,869

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of March 31, 2016, net assets of the Fund were $597,960,018 of which $67,676, or approximately less than 0.1%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) include positions of the Fund and its Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,804,093	$4,624,505	$1	$6,428,599
Consumer Staples	350,628	4,270,464	—	4,621,092
Energy	544,496	924,463	—	1,468,959
Financials	1,280,731	7,330,216	—	8,610,947
Health Care	1,282,623	4,629,474	—	5,912,097
Industrials	2,096,288	5,376,781	—	7,473,069
Information Technology	2,816,828	3,848,241	—	6,665,069
Materials	365,563	1,760,024	—	2,125,587
Real Estate	500,740	433,595	—	934,335
Telecommunication Services	382,345	2,176,218	—	2,558,563
Utilities	—	607,320	—	607,320

Total Common Stocks	11,424,335	35,981,301	1	47,405,637

Exchange-Traded Funds	304,820,424	—	—	304,820,424
Investment Companies	200,333,637	15,233,139	—	215,566,776
Master Limited Partnership
Financials	107,008	—	—	107,008
Preferred Stock
Health Care	—	87,529	—	87,529
Short-Term Investments
Investment Company	23,140,322	—	—	23,140,322

Total Investments in Securities	$539,825,726	$51,301,969	$1	$591,127,696

As of March 31, 2017, certain Investment Companies with a fair value of $15,233,139 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 1 and level 2 during the period ended March 31, 2017.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Consumer Discretionary — 13.2%
	Auto Components — 0.4%
281	Delphi Automotive plc	22,602
52	Lear Corp.	7,382

		29,984

	Automobiles — 0.5%
314	Ford Motor Co.	3,657
871	General Motors Co.	30,809

		34,466

	Hotels, Restaurants & Leisure — 0.9%
206	Royal Caribbean Cruises Ltd.	20,254
804	Starbucks Corp.	46,960
12	Yum Brands, Inc.	748

		67,962

	Household Durables — 0.4%
349	DR Horton, Inc.	11,631
78	Newell Brands, Inc.	3,670
522	PulteGroup, Inc.	12,286
112	Toll Brothers, Inc. (a)	4,027

		31,614

	Internet & Direct Marketing Retail — 1.9%
150	Amazon.com, Inc. (a)	133,355
81	TripAdvisor, Inc. (a)	3,501

		136,856

	Media — 4.6%
194	Charter Communications, Inc. (a)	63,630
2,254	Comcast Corp., Class A	84,709
378	DISH Network Corp., Class A (a)	24,020
1,567	Sirius XM Holdings, Inc.	8,072
266	Time Warner, Inc.	26,030
2,474	Twenty-First Century Fox, Inc., Class A	80,148
433	Walt Disney Co. (The)	49,128

		335,737

	Multiline Retail — 0.3%
281	Dollar General Corp.	19,582
114	Macy’s, Inc.	3,385

		22,967

	Specialty Retail — 3.9%
3	AutoZone, Inc. (a)	1,880
273	Best Buy Co., Inc.	13,420
615	Home Depot, Inc. (The)	90,288
787	Lowe’s Cos., Inc.	64,736
110	O’Reilly Automotive, Inc. (a)	29,610
255	Ross Stores, Inc.	16,812
819	TJX Cos., Inc. (The)	64,777

		281,523

	Textiles, Apparel & Luxury Goods — 0.3%
302	NIKE, Inc., Class B	16,808
27	PVH Corp.	2,793

		19,601

	Total Consumer Discretionary	960,710

	Consumer Staples — 9.1%
	Beverages — 3.2%
894	Coca-Cola Co. (The)	37,928
245	Constellation Brands, Inc., Class A	39,646
63	Dr Pepper Snapple Group, Inc.	6,217
430	Molson Coors Brewing Co., Class B	41,150
949	PepsiCo, Inc.	106,141

		231,082

	Food & Staples Retailing — 1.7%
255	Costco Wholesale Corp.	42,796
97	CVS Health Corp.	7,622
323	Kroger Co. (The)	9,530
692	Walgreens Boots Alliance, Inc.	57,434
87	Wal-Mart Stores, Inc.	6,260

		123,642

	Food Products — 1.3%
263	Archer-Daniels-Midland Co.	12,110
21	JM Smucker Co. (The)	2,705
285	Kraft Heinz Co. (The)	25,860
1,232	Mondelez International, Inc., Class A	53,053

		93,728

	Household Products — 1.6%
343	Kimberly-Clark Corp.	45,106
794	Procter & Gamble Co. (The)	71,346

		116,452

	Tobacco — 1.3%
305	Altria Group, Inc.	21,797
523	Philip Morris International, Inc.	59,069
282	Reynolds American, Inc.	17,747

		98,613

	Total Consumer Staples	663,517

	Energy — 6.5%
	Energy Equipment & Services — 0.6%
311	Halliburton Co.	15,310
395	Schlumberger Ltd.	30,864

		46,174

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — 5.9%
437	Anadarko Petroleum Corp.	27,113
138	Apache Corp.	7,089
643	Cabot Oil & Gas Corp.	15,373
519	Chevron Corp.	55,747
102	Concho Resources, Inc. (a)	13,040
280	Diamondback Energy, Inc. (a)	29,087
459	EOG Resources, Inc.	44,749
336	EQT Corp.	20,527
1,278	Exxon Mobil Corp.	104,784
529	Kinder Morgan, Inc.	11,507
118	Marathon Petroleum Corp.	5,977
486	Occidental Petroleum Corp.	30,799
264	Pioneer Natural Resources Co.	49,096
159	Valero Energy Corp.	10,518

		425,406

	Total Energy	471,580

	Financials — 14.2%
	Banks — 6.0%
5,232	Bank of America Corp.	123,421
312	BB&T Corp.	13,968
1,923	Citigroup, Inc.	115,053
1,514	KeyCorp	26,914
73	PNC Financial Services Group, Inc. (The)	8,753
640	Regions Financial Corp.	9,305
37	SVB Financial Group (a)	6,794
2,200	Wells Fargo & Co.	122,469
128	Zions Bancorp	5,372

		432,049

	Capital Markets — 3.2%
54	Ameriprise Financial, Inc.	6,990
901	Bank of New York Mellon Corp. (The)	42,542
25	BlackRock, Inc.	9,589
1,148	Charles Schwab Corp. (The)	46,854
32	Goldman Sachs Group, Inc. (The)	7,308
491	Intercontinental Exchange, Inc.	29,368
1,434	Morgan Stanley	61,450
250	State Street Corp.	19,926
246	TD Ameritrade Holding Corp.	9,555

		233,582

	Consumer Finance — 1.0%
207	American Express Co.	16,352
350	Capital One Financial Corp.	30,373
384	Discover Financial Services	26,287

		73,012

	Diversified Financial Services — 1.4%
610	Berkshire Hathaway, Inc., Class B (a)	101,612
2	Voya Financial, Inc.	61

		101,673

	Insurance — 2.6%
505	American International Group, Inc.	31,540
416	Arthur J Gallagher & Co.	23,507
320	Chubb Ltd.	43,550
29	Everest Re Group Ltd.	6,733
138	Hartford Financial Services Group, Inc. (The)	6,645
1,227	MetLife, Inc.	64,817
269	XL Group Ltd., (Bermuda)	10,731

		187,523

	Total Financials	1,027,839

	Health Care — 13.6%
	Biotechnology — 2.7%
156	Alexion Pharmaceuticals, Inc. (a)	18,888
186	Biogen, Inc. (a)	50,830
34	BioMarin Pharmaceutical, Inc. (a)	2,976
464	Celgene Corp. (a)	57,673
660	Gilead Sciences, Inc.	44,812
186	Vertex Pharmaceuticals, Inc. (a)	20,350

		195,529

	Health Care Equipment & Supplies — 1.9%
885	Abbott Laboratories	39,303
78	Becton Dickinson and Co.	14,264
1,874	Boston Scientific Corp. (a)	46,601
18	Cooper Cos., Inc. (The)	3,595
211	Danaher Corp.	18,021
87	Zimmer Biomet Holdings, Inc.	10,612

		132,396

	Health Care Providers & Services — 2.5%
311	Aetna, Inc.	39,674
89	Cigna Corp.	12,966
44	HCA Holdings, Inc. (a)	3,889
132	Humana, Inc.	27,271
595	UnitedHealth Group, Inc.	97,567

		181,367

	Life Sciences Tools & Services — 0.7%
256	Agilent Technologies, Inc.	13,521
108	Illumina, Inc. (a)	18,395
132	Thermo Fisher Scientific, Inc.	20,275

		52,191

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 5.8%
270	Allergan plc	64,502
1,233	Bristol-Myers Squibb Co.	67,040
705	Eli Lilly & Co.	59,266
576	Johnson & Johnson	71,728
663	Merck & Co., Inc.	42,128
3,422	Pfizer, Inc.	117,080

		421,744

	Total Health Care	983,227

	Industrials — 9.8%
	Aerospace & Defense — 1.5%
216	General Dynamics Corp.	40,482
82	L3 Technologies, Inc.	13,544
90	Northrop Grumman Corp.	21,310
85	Textron, Inc.	4,068
270	United Technologies Corp.	30,352

		109,756

	Air Freight & Logistics — 0.2%
36	FedEx Corp.	7,084
60	United Parcel Service, Inc., Class B	6,406

		13,490

	Airlines — 0.8%
512	Delta Air Lines, Inc.	23,553
460	United Continental Holdings, Inc. (a)	32,500

		56,053

	Building Products — 0.6%
237	Allegion plc	17,939
152	Johnson Controls International plc	6,403
22	Lennox International, Inc.	3,731
568	Masco Corp.	19,296

		47,369

	Construction & Engineering — 0.1%
145	Fluor Corp.	7,635

	Electrical Equipment — 0.5%
465	Eaton Corp. plc	34,472

	Industrial Conglomerates — 2.7%
3,623	General Electric Co.	107,960
699	Honeywell International, Inc.	87,346

		195,306

	Machinery — 1.9%
110	Cummins, Inc.	16,620
61	Deere & Co.	6,604
50	Fortive Corp.	2,999
240	Ingersoll-Rand plc	19,480
231	PACCAR, Inc.	15,501
48	Parker-Hannifin Corp.	7,736
51	Pentair plc, (United Kingdom)	3,202
125	Snap-on, Inc.	21,150
328	Stanley Black & Decker, Inc.	43,552

		136,844

	Road & Rail — 1.5%
131	Canadian Pacific Railway Ltd., (Canada)	19,264
112	Norfolk Southern Corp.	12,496
735	Union Pacific Corp.	77,829

		109,589

	Total Industrials	710,514

	Information Technology — 22.5%
	Communications Equipment — 0.4%
824	Cisco Systems, Inc.	27,836

	Electronic Equipment, Instruments & Components — 0.6%
601	TE Connectivity Ltd.	44,825

	Internet Software & Services — 5.1%
130	Alphabet, Inc., Class A (a)	110,385
137	Alphabet, Inc., Class C (a)	113,392
1,027	Facebook, Inc., Class A (a)	145,868

		369,645

	IT Services — 3.7%
769	Accenture plc, Class A	92,175
69	Automatic Data Processing, Inc.	7,065
166	Cognizant Technology Solutions Corp., Class A (a)	9,898
428	Fidelity National Information Services, Inc.	34,061
65	International Business Machines Corp.	11,302
46	Mastercard, Inc., Class A	5,207
112	Vantiv, Inc., Class A (a)	7,190
1,038	Visa, Inc., Class A	92,203
123	WEX, Inc. (a)	12,716

		271,817

	Semiconductors & Semiconductor Equipment — 3.5%
703	Analog Devices, Inc.	57,637
399	Broadcom Ltd.	87,413
65	Lam Research Corp.	8,330

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
164	Microchip Technology, Inc.	12,122
100	NVIDIA Corp.	10,839
64	QUALCOMM, Inc.	3,664
964	Texas Instruments, Inc.	77,673

		257,678

	Software — 4.7%
642	Adobe Systems, Inc. (a)	83,495
3,571	Microsoft Corp.	235,184
189	Oracle Corp.	8,440
179	Snap, Inc., Class A (a)	4,030
84	Workday, Inc., Class A (a)	6,977

		338,126

	Technology Hardware, Storage & Peripherals — 4.5%
1,980	Apple, Inc.	284,468
315	Hewlett Packard Enterprise Co.	7,462
1,801	HP, Inc.	32,204

		324,134

	Total Information Technology	1,634,061

	Materials — 2.7%
	Chemicals — 2.0%
394	Dow Chemical Co. (The)	25,030
484	Eastman Chemical Co.	39,083
753	EI du Pont de Nemours & Co.	60,492
726	Mosaic Co. (The)	21,194

		145,799

	Construction Materials — 0.1%
22	Martin Marietta Materials, Inc.	4,789

	Containers & Packaging — 0.5%
256	Crown Holdings, Inc. (a)	13,531
134	Sealed Air Corp.	5,834
332	WestRock Co.	17,284

		36,649

	Metals & Mining — 0.1%
151	Alcoa Corp.	5,180
171	Newmont Mining Corp.	5,625

		10,805

	Total Materials	198,042

	Real Estate — 2.3%
	Equity Real Estate Investment Trusts (REITs) — 2.3%
159	AvalonBay Communities, Inc.	29,169
156	Brixmor Property Group, Inc.	3,348
25	Camden Property Trust	2,003
46	Equinix, Inc.	18,439
28	Essex Property Trust, Inc.	6,460
348	HCP, Inc.	10,892
528	Kimco Realty Corp.	11,661
140	Liberty Property Trust	5,394
20	Macerich Co. (The)	1,267
346	Prologis, Inc.	17,938
56	Public Storage	12,205
74	Regency Centers Corp.	4,919
121	Simon Property Group, Inc.	20,822
91	SL Green Realty Corp.	9,670
277	Spirit Realty Capital, Inc.	2,801
287	STORE Capital Corp.	6,844

	Total Real Estate	163,832

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.5%
1,787	AT&T, Inc.	74,236
182	CenturyLink, Inc.	4,289
675	Verizon Communications, Inc.	32,921

		111,446

	Wireless Telecommunication Services — 0.1%
70	T-Mobile US, Inc. (a)	4,548

	Total Telecommunication Services	115,994

	Utilities — 3.1%
	Electric Utilities — 2.4%
476	Edison International	37,920
431	NextEra Energy, Inc.	55,387
529	PG&E Corp.	35,116
172	Pinnacle West Capital Corp.	14,341
655	Xcel Energy, Inc.	29,107

		171,871

	Multi-Utilities — 0.7%
517	Ameren Corp.	28,196
435	CMS Energy Corp.	19,469
315	NiSource, Inc.	7,489

		55,154

	Total Utilities	227,025

	Total Common Stocks (Cost $5,617,448)	7,156,341

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 0.8%
	U.S. Treasury Obligation — 0.0% (g)
2,902	U.S. Treasury Bill, 0.971%, 03/01/18 (k) (n)	2,876

SHARES
	Investment Company — 0.8%
55,293	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l)	55,293

	Total Short-Term Investments (Cost $58,169)	58,169

	Total Investments — 99.4% (Cost $5,675,617)	7,214,510
	Other Assets in Excess of Liabilities — 0.6%	42,216

	NET ASSETS — 100.0%	$7,256,726

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
767	E-mini S&P 500 Index	06/16/17	USD	$90,475	$(12)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.
(n)	—	The rate shown is the effective yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,601,683
Aggregate gross unrealized depreciation	(62,790)

Net unrealized appreciation/depreciation	$1,538,893

Federal income tax cost of investments	$5,675,617

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,211,634	$2,876	$—	$7,214,510

Depreciation in Other Financial Instruments
Futures Contracts	$(12)	$—	$—	$(12)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 55.1%
		Consumer Discretionary — 7.7%
		Auto Components — 0.5%
1		American Axle & Manufacturing Holdings, Inc. (a)	16
49		Apollo Tyres Ltd., (India)	159
8		Bridgestone Corp., (Japan)	309
9		Continental AG, (Germany)	1,865
9		Cooper Tire & Rubber Co.	396
11		Delphi Automotive plc	858
5		Faurecia, (France)	249
6		Hankook Tire Co. Ltd., (South Korea)	272
3		Hyundai Mobis Co. Ltd., (South Korea)	692
5		Koito Manufacturing Co. Ltd., (Japan)	250
–	(h)	Lear Corp.	47
8		Stoneridge, Inc. (a)	138
16		Sumitomo Electric Industries Ltd., (Japan)	266
4		Tenneco, Inc.	240
45		Tong Yang Industry Co. Ltd., (Taiwan)	78
5		Valeo SA, (France)	306
416		Xinyi Glass Holdings Ltd., (Hong Kong) (a)	366

			6,507

		Automobiles — 0.9%
794		Astra International Tbk. PT, (Indonesia)	514
3		Bayerische Motoren Werke AG, (Germany)	291
2		Ford Motor Co.	24
7		Fuji Heavy Industries Ltd., (Japan)	242
270		Geely Automobile Holdings Ltd., (China)	414
80		General Motors Co.	2,829
174		Guangzhou Automobile Group Co. Ltd., (China), Class H	279
75		Honda Motor Co. Ltd., (Japan)	2,273
15		Mazda Motor Corp., (Japan)	219
13		Peugeot SA, (France) (a)	256
10		Renault SA, (France)	902
26		Suzuki Motor Corp., (Japan)	1,097
2		Tesla, Inc. (a)	587
27		Toyota Motor Corp., (Japan)	1,487

			11,414

		Distributors — 0.1%
6		Genuine Parts Co.	577
11		Imperial Holdings Ltd., (South Africa)	138
5		Jardine Cycle & Carriage Ltd., (Singapore)	153
22		LKQ Corp. (a)	646

			1,514

		Diversified Consumer Services — 0.0% (g)
4		Ascent Capital Group, Inc., Class A (a)	52
4		Houghton Mifflin Harcourt Co. (a)	38
95		Kroton Educacional SA, (Brazil)	402
9		Regis Corp. (a)	100
–	(h)	Strayer Education, Inc.	14

			606

		Hotels, Restaurants & Leisure — 0.9%
20		Accor SA, (France)	840
12		Bloomin’ Brands, Inc.	234
9		Brinker International, Inc.	400
5		Carnival plc	259
–	(h)	DineEquity, Inc.	12
4		Dunkin’ Brands Group, Inc.	224
7		Flight Centre Travel Group Ltd., (Australia)	156
16		Hilton Grand Vacations, Inc. (a)	458
25		Hilton Worldwide Holdings, Inc.	1,459
17		International Game Technology plc	408
2		Intrawest Resorts Holdings, Inc. (a)	60
37		La Quinta Holdings, Inc. (a)	496
13		Norwegian Cruise Line Holdings Ltd. (a)	662
12		Oriental Land Co. Ltd., (Japan)	673
10		Penn National Gaming, Inc. (a)	176
7		Red Rock Resorts, Inc., Class A	146
9		Restaurant Brands International, Inc., (Canada)	502
9		Royal Caribbean Cruises Ltd.	851
6		Ruby Tuesday, Inc. (a)	18
198		Sands China Ltd., (Hong Kong)	918
1		Scientific Games Corp., Class A (a)	34
2		Sodexo SA, (France)	231
9		Sonic Corp.	223
2		Speedway Motorsports, Inc.	36
40		Starbucks Corp.	2,316
274		Wynn Macau Ltd., (Macau)	557
–	(h)	Yum Brands, Inc.	6

			12,355

		Household Durables — 0.5%
39		Barratt Developments plc, (United Kingdom)	268
10		DR Horton, Inc.	318
2		Leggett & Platt, Inc.	99
9		Mohawk Industries, Inc. (a)	2,057
76		MRV Engenharia e Participacoes SA, (Brazil)	349
1		NACCO Industries, Inc., Class A	93
9		Newell Brands, Inc.	442
–	(h)	NVR, Inc. (a)	105

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Household Durables — continued
31		Persimmon plc, (United Kingdom)	819
11		PulteGroup, Inc.	268
14		Sekisui Chemical Co. Ltd., (Japan)	239
12		Sony Corp., (Japan)	392
43		Steinhoff International Holdings NV, (South Africa)	208
4		Taylor Morrison Home Corp., Class A (a)	83
214		Taylor Wimpey plc, (United Kingdom)	517
10		Toll Brothers, Inc. (a)	360
1		UCP, Inc., Class A (a)	9

			6,626

		Internet & Direct Marketing Retail — 0.9%
9		Amazon.com, Inc. (a)	7,821
5		Expedia, Inc.	650
3		Liberty TripAdvisor Holdings, Inc., Class A (a)	46
5		Netflix, Inc. (a)	810
1		Priceline Group, Inc. (The) (a)	1,506
1		TripAdvisor, Inc. (a)	22
11		Wayfair, Inc., Class A (a)	441

			11,296

		Leisure Products — 0.0% (g)
1		Acushnet Holdings Corp. (a)	18
8		Bandai Namco Holdings, Inc., (Japan)	243
12		JAKKS Pacific, Inc. (a)	66

			327

		Media — 1.7%
17		CBS Corp. (Non-Voting), Class B	1,187
8		Charter Communications, Inc. (a)	2,676
30		Clear Channel Outdoor Holdings, Inc., Class A	180
82		Comcast Corp., Class A	3,078
8		Dentsu, Inc., (Japan)	414
39		DISH Network Corp., Class A (a)	2,467
21		Entercom Communications Corp., Class A	307
6		Eros International plc, (India) (a)	57
6		Naspers Ltd., (South Africa), Class N	1,089
7		Nexstar Media Group, Inc.	512
15		Sinclair Broadcast Group, Inc., Class A	606
10		Sirius XM Holdings, Inc.	52
10		Time Warner, Inc.	982
28		Twenty-First Century Fox, Inc., Class A	898
21		Twenty-First Century Fox, Inc., Class B	683
23		UBM plc, (United Kingdom)	219
5		Viacom, Inc., Class B	234
44		Walt Disney Co. (The)	5,000
58		WPP plc, (United Kingdom)	1,262

			21,903

		Multiline Retail — 0.3%
3		Big Lots, Inc.	152
–	(h)	Dillard’s, Inc., Class A	20
12		Dollar General Corp.	819
64		Harvey Norman Holdings Ltd., (Australia)	223
12		Izumi Co. Ltd., (Japan)	557
16		Kohl’s Corp.	637
14		Macy’s, Inc.	417
41		Marui Group Co. Ltd., (Japan)	564
10		Nordstrom, Inc.	481

			3,870

		Specialty Retail — 1.3%
1		Aaron’s, Inc.	35
1		AutoZone, Inc. (a)	696
4		Barnes & Noble Education, Inc. (a)	41
11		Bed Bath & Beyond, Inc.	438
25		Best Buy Co., Inc.	1,228
5		Burlington Stores, Inc. (a)	448
4		Children’s Place, Inc. (The)	426
186		Dixons Carphone plc, (United Kingdom)	742
15		Gap, Inc. (The)	374
11		GNC Holdings, Inc., Class A	79
3		Hikari Tsushin, Inc., (Japan)	244
23		Home Depot, Inc. (The)	3,417
18		Industria de Diseno Textil SA, (Spain)	625
133		Kingfisher plc, (United Kingdom)	542
25		Lowe’s Cos., Inc.	2,019
4		Murphy USA, Inc. (a)	264
1		Nitori Holdings Co. Ltd., (Japan)	178
8		Office Depot, Inc.	38
2		O’Reilly Automotive, Inc. (a)	512
23		Pier 1 Imports, Inc.	161
20		Ross Stores, Inc.	1,294
5		Select Comfort Corp. (a)	123
8		Tiffany & Co.	762
24		TJX Cos., Inc. (The)	1,865
2		Ulta Beauty, Inc. (a)	523

			17,074

		Textiles, Apparel & Luxury Goods — 0.6%
6		adidas AG, (Germany)	1,048
58		Burberry Group plc, (United Kingdom)	1,246
15		Cie Financiere Richemont SA, (Switzerland)	1,191
8		Columbia Sportswear Co.	470

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Textiles, Apparel & Luxury Goods — continued
19		Hanesbrands, Inc.	390
5		Iconix Brand Group, Inc. (a)	37
5		Kering, (France)	1,361
5		LVMH Moet Hennessy Louis Vuitton SE, (France)	1,037
2		Movado Group, Inc.	62
18		NIKE, Inc., Class B	998
1		Pandora A/S, (Denmark)	150
1		Perry Ellis International, Inc. (a)	29
3		PVH Corp.	318

			8,337

		Total Consumer Discretionary	101,829

		Consumer Staples — 3.6%
		Beverages — 1.0%
22		Anheuser-Busch InBev SA/NV, (Belgium)	2,430
6		Coca-Cola Co. (The)	246
8		Coca-Cola HBC AG, (Switzerland) (a)	198
4		Constellation Brands, Inc., Class A	626
15		Diageo plc, (United Kingdom)	443
6		Dr Pepper Snapple Group, Inc.	628
17		Molson Coors Brewing Co., Class B	1,662
11		Monster Beverage Corp. (a)	490
38		PepsiCo, Inc.	4,196
12		Pernod Ricard SA, (France)	1,428
12		Suntory Beverage & Food Ltd., (Japan)	520

			12,867

		Food & Staples Retailing — 0.6%
2		Costco Wholesale Corp.	276
11		CVS Health Corp.	842
107		Distribuidora Internacional de Alimentacion SA, (Spain)	620
3		FamilyMart UNY Holdings Co. Ltd., (Japan)	203
2		Ingles Markets, Inc., Class A	91
64		Koninklijke Ahold Delhaize NV, (Netherlands)	1,378
19		Kroger Co. (The)	563
5		Matsumotokiyoshi Holdings Co. Ltd., (Japan)	214
92		Tesco plc, (United Kingdom) (a)	215
23		Walgreens Boots Alliance, Inc.	1,931
19		Wal-Mart Stores, Inc.	1,339
5		X5 Retail Group NV, (Russia), GDR (a)	153

			7,825

		Food Products — 0.8%
2		Archer-Daniels-Midland Co.	78
21		Associated British Foods plc, (United Kingdom)	689
6		Bunge Ltd.	452
125		Charoen Pokphand Foods PCL, (Thailand)	101
398		Charoen Pokphand Foods PCL, (Thailand), NVDR	322
11		Conagra Brands, Inc.	452
21		Darling Ingredients, Inc. (a)	304
6		Dean Foods Co.	118
3		Ingredion, Inc.	397
3		JM Smucker Co. (The)	345
7		Kraft Heinz Co. (The)	626
3		M Dias Branco SA, (Brazil) (a)	111
42		Mondelez International, Inc., Class A	1,821
13		Nestle SA, (Switzerland)	981
7		NH Foods Ltd., (Japan)	188
20		Pilgrim’s Pride Corp.	448
10		Post Holdings, Inc. (a)	853
10		Ros Agro plc, (Russia), GDR	121
1		Sanderson Farms, Inc.	52
–	(h)	Seneca Foods Corp., Class A (a)	17
7		TreeHouse Foods, Inc. (a)	593
11		Tyson Foods, Inc., Class A	691
494		WH Group Ltd., (Hong Kong) (e)	425

			10,185

		Household Products — 0.2%
14		Energizer Holdings, Inc.	769
2		Kimberly-Clark Corp.	293
16		Procter & Gamble Co. (The)	1,451
6		Reckitt Benckiser Group plc, (United Kingdom)	518

			3,031

		Personal Products — 0.3%
26		Chlitina Holding Ltd., (China)	122
20		Coty, Inc., Class A	369
33		Grape King Bio Ltd., (Taiwan)	208
–	(h)	Herbalife Ltd. (a)	23
–	(h)	Medifast, Inc.	13
8		Nu Skin Enterprises, Inc., Class A	455
10		Pola Orbis Holdings, Inc., (Japan)	244
58		Unilever NV, (United Kingdom), CVA	2,857

			4,291

		Tobacco — 0.7%
1		Alliance One International, Inc. (a)	11
2		Altria Group, Inc.	141

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Tobacco — continued
58		British American Tobacco plc, (United Kingdom)	3,826
25		Imperial Brands plc, (United Kingdom)	1,215
34		Japan Tobacco, Inc., (Japan)	1,120
6		KT&G Corp., (South Korea)	494
22		Philip Morris International, Inc.	2,509
2		Reynolds American, Inc.	109
2		Universal Corp.	170

			9,595

		Total Consumer Staples	47,794

		Energy — 3.3%
		Energy Equipment & Services — 0.4%
3		Archrock, Inc.	31
12		Baker Hughes, Inc.	712
25		Halliburton Co.	1,231
24		John Wood Group plc, (United Kingdom)	228
7		Parker Drilling Co. (a)	13
3		Pioneer Energy Services Corp. (a)	12
3		Schlumberger Ltd.	200
2		SEACOR Holdings, Inc. (a)	164
16		Subsea 7 SA, (United Kingdom) (a)	250
62		TechnipFMC plc, (United Kingdom) (a)	2,009
3		Unit Corp. (a)	68

			4,918

		Oil, Gas & Consumable Fuels — 2.9%
–	(h)	Adams Resources & Energy, Inc.	12
18		Anadarko Petroleum Corp.	1,090
16		Apache Corp.	843
26		Bharat Petroleum Corp. Ltd., (India)	259
25		Bill Barrett Corp. (a)	112
118		BP plc, (United Kingdom)	681
16		Cabot Oil & Gas Corp.	372
3		Chevron Corp.	362
1		Cimarex Energy Co.	132
550		CNOOC Ltd., (China)	657
12		Concho Resources, Inc. (a)	1,598
14		ConocoPhillips	703
31		Denbury Resources, Inc. (a)	79
3		Devon Energy Corp.	125
9		Diamondback Energy, Inc. (a)	946
43		EOG Resources, Inc.	4,229
19		EP Energy Corp., Class A (a)	89
25		EQT Corp.	1,535
30		Exxon Mobil Corp.	2,451
2		Hess Corp.	77
32		Hindustan Petroleum Corp. Ltd., (India)	257
8		Idemitsu Kosan Co. Ltd., (Japan)	261
77		Inpex Corp., (Japan)	763
26		Kinder Morgan, Inc.	564
13		LUKOIL PJSC, (Russia), ADR	694
15		Marathon Petroleum Corp.	772
4		MOL Hungarian Oil & Gas plc, (Hungary)	251
–	(h)	Northern Oil and Gas, Inc. (a)	1
43		Occidental Petroleum Corp.	2,702
166		Oil & Natural Gas Corp. Ltd., (India)	472
81		Oil Search Ltd., (Australia)	444
18		PBF Energy, Inc., Class A	408
9		Phillips 66	737
13		Pioneer Natural Resources Co.	2,353
26		Polski Koncern Naftowy ORLEN SA, (Poland)	651
58		PTT PCL, (Thailand), NVDR	650
8		Renewable Energy Group, Inc. (a)	82
20		Repsol SA, (Spain)	317
4		REX American Resources Corp. (a)	385
70		Rosneft Oil Co. PJSC, (Russia), GDR	400
135		Royal Dutch Shell plc, (Netherlands), Class A	3,562
47		Royal Dutch Shell plc, (Netherlands), Class B	1,302
8		Sanchez Energy Corp. (a)	72
4		SK Innovation Co. Ltd., (South Korea)	654
5		S-Oil Corp., (South Korea)	405
1		Star Petroleum Refining PCL, (Thailand), Class F	–	(h)
426		Star Petroleum Refining PCL, (Thailand), NVDR	162
63		Surgutneftegas OJSC, (Russia), ADR	325
6		Tatneft PJSC, (Russia), ADR	239
2		Tesoro Corp.	186
5		Thai Oil PCL, (Thailand)	10
99		Thai Oil PCL, (Thailand), NVDR	217
35		TOTAL SA, (France)	1,784
7		Valero Energy Corp.	460
1		Westmoreland Coal Co. (a)	7
13		Woodside Petroleum Ltd., (Australia)	307

			39,208

		Total Energy	44,126

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Financials — 11.0%
		Banks — 5.6%
1		1st Source Corp.	57
180		Akbank TAS, (Turkey)	422
74		Australia & New Zealand Banking Group Ltd., (Australia)	1,794
2		BancFirst Corp.	171
88		Banco Bilbao Vizcaya Argentaria SA, (Spain)	683
54		Banco do Brasil SA, (Brazil) (a)	578
92		Banco Santander SA, (Spain)	566
5		BancorpSouth, Inc.	152
303		Bank of America Corp.	7,156
1,785		Bank of China Ltd., (China), Class H	888
398		Bank Rakyat Indonesia Persero Tbk. PT, (Indonesia)	387
153		Barclays plc, (United Kingdom)	432
2		BB&T Corp.	90
27		Bendigo & Adelaide Bank Ltd., (Australia)	252
37		BNP Paribas SA, (France)	2,450
68		BOC Hong Kong Holdings Ltd., (China)	278
4		Capital Bank Financial Corp., Class A	170
2		Cathay General Bancorp	74
7		Central Pacific Financial Corp.	201
–	(h)	Central Valley Community Bancorp	9
1		Chemical Financial Corp.	40
672		China CITIC Bank Corp. Ltd., (China), Class H	446
1,794		China Construction Bank Corp., (China), Class H	1,445
240		China Merchants Bank Co. Ltd., (China), Class H	635
113		Citigroup, Inc.	6,779
1		Citizens & Northern Corp.	12
26		Citizens Financial Group, Inc.	891
1		City Holding Co.	81
5		Comerica, Inc.	322
47		Concordia Financial Group Ltd., (Japan)	217
923		CTBC Financial Holding Co. Ltd., (Taiwan)	570
8		CVB Financial Corp.	180
10		Danske Bank A/S, (Denmark)	350
18		DBS Group Holdings Ltd., (Singapore)	255
17		DNB ASA, (Norway)	275
15		East West Bancorp, Inc.	788
6		Erste Group Bank AG, (Austria) (a)	180
10		FCB Financial Holdings, Inc., Class A (a)	484
20		Fifth Third Bancorp	518
8		First Commonwealth Financial Corp.	109
1		First Community Bancshares, Inc.	14
1		First Financial Bancorp	36
2		First Hawaiian, Inc.	55
1		First Interstate BancSystem, Inc., Class A	54
11		First Republic Bank	1,045
2		Flushing Financial Corp.	45
2		Fulton Financial Corp.	38
1		Great Western Bancorp, Inc.	28
1		Guaranty Bancorp	20
19		Hana Financial Group, Inc., (South Korea)	641
28		HDFC Bank Ltd., (India), ADR	2,130
4		Hope Bancorp, Inc.	77
294		HSBC Holdings plc, (United Kingdom)	2,403
1		IBERIABANK Corp.	95
2		Independent Bank Corp.	51
1,354		Industrial & Commercial Bank of China Ltd., (China), Class H	886
194		ING Groep NV, (Netherlands)	2,924
107		Intesa Sanpaolo SpA, (Italy)	292
6		Investors Bancorp, Inc.	79
82		Itau Unibanco Holding SA, (Brazil), ADR	984
4		KBC Group NV, (Belgium)	247
92		KeyCorp	1,639
97		Kiatnakin Bank PCL, (Thailand), NVDR	196
952		Krung Thai Bank PCL, (Thailand)	566
1,148		Lloyds Banking Group plc, (United Kingdom)	955
8		M&T Bank Corp.	1,179
1		MainSource Financial Group, Inc.	20
28		Mediobanca SpA, (Italy)	252
298		Mitsubishi UFJ Financial Group, Inc., (Japan)	1,880
–	(h)	National Bank Holdings Corp., Class A	15
41		Natixis SA, (France)	250
13		Nedbank Group Ltd., (South Africa)	231
29		Nordea Bank AB, (Sweden)	331
5		OFG Bancorp, (Puerto Rico)	55
14		OTP Bank plc, (Hungary)	397
1		PacWest Bancorp	72
13		PNC Financial Services Group, Inc. (The)	1,608
32		Regions Financial Corp.	470
72		Sberbank of Russia PJSC, (Russia), ADR	834
16		Shinhan Financial Group Co. Ltd., (South Korea)	684
1		Sierra Bancorp	16
6		Signature Bank (a)	847
1		Simmons First National Corp., Class A	44
8		Societe Generale SA, (France)	414

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Banks — continued
–	(h)	Southside Bancshares, Inc.	13
–	(h)	Southwest Bancorp, Inc.	11
54		Standard Bank Group Ltd., (South Africa)	574
190		Standard Chartered plc, (United Kingdom) (a)	1,819
2		Suffolk Bancorp	68
76		Sumitomo Mitsui Financial Group, Inc., (Japan)	2,755
6		Sumitomo Mitsui Trust Holdings, Inc., (Japan)	211
31		SunTrust Banks, Inc.	1,732
–	(h)	SVB Financial Group (a)	43
54		Svenska Handelsbanken AB, (Sweden), Class A	739
12		Swedbank AB, (Sweden), Class A	276
5		TCF Financial Corp.	86
139		Thanachart Capital PCL, (Thailand), NVDR	195
74		Tisco Financial Group PCL, (Thailand), NVDR	154
2		Trustmark Corp.	55
122		Turkiye Halk Bankasi A/S, (Turkey)	347
208		Turkiye Is Bankasi, (Turkey), Class C	380
1		UMB Financial Corp.	92
6		Union Bankshares Corp.	218
17		US Bancorp	891
1		Webster Financial Corp.	58
121		Wells Fargo & Co.	6,725
1		West Bancorporation, Inc.	18
5		Westamerica Bancorp	285
24		Westpac Banking Corp., (Australia)	638
4		Zions Bancorp	183

			75,052

		Capital Markets — 1.9%
27		3i Group plc, (United Kingdom)	255
5		Affiliated Managers Group, Inc.	842
10		Ameriprise Financial, Inc.	1,235
15		Bank of New York Mellon Corp. (The)	685
3		BlackRock, Inc.	1,149
79		Charles Schwab Corp. (The)	3,230
7		Deutsche Boerse AG, (Germany) (a)	637
1		Federated Investors, Inc., Class B	19
6		Goldman Sachs Group, Inc. (The)	1,436
–	(h)	Houlihan Lokey, Inc.	9
50		Intercontinental Exchange, Inc.	2,990
13		Invesco Ltd.	389
3		KCG Holdings, Inc., Class A (a)	53
10		Lazard Ltd., Class A	441
4		Macquarie Group Ltd., (Australia)	286
1		MarketAxess Holdings, Inc.	202
104		Morgan Stanley	4,458
89		Moscow Exchange MICEX-RTS PJSC, (Russia)	176
1		MSCI, Inc.	107
8		Nasdaq, Inc.	559
7		Northern Trust Corp.	563
7		S&P Global, Inc.	975
6		Schroders plc, (United Kingdom)	231
2		State Street Corp.	128
2		Stifel Financial Corp. (a)	77
14		T Rowe Price Group, Inc.	920
2		TD Ameritrade Holding Corp.	62
182		UBS Group AG, (Switzerland) (a)	2,907
–	(h)	Virtus Investment Partners, Inc.	45

			25,066

		Consumer Finance — 0.5%
30		Ally Financial, Inc.	614
1		American Express Co.	111
33		Capital One Financial Corp.	2,855
–	(h)	Credit Acceptance Corp. (a)	45
29		Discover Financial Services	1,996
10		EZCORP, Inc., Class A (a)	84
3		Navient Corp.	41
2		Nelnet, Inc., Class A	72
–	(h)	Regional Management Corp. (a)	8
11		Synchrony Financial	379

			6,205

		Diversified Financial Services — 0.3%
4		Berkshire Hathaway, Inc., Class B (a)	657
27		Challenger Ltd., (Australia)	260
390		Fubon Financial Holding Co. Ltd., (Taiwan)	636
45		Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan)	225
86		ORIX Corp., (Japan)	1,272
119		Rural Electrification Corp. Ltd., (India)	331
5		Voya Financial, Inc.	206

			3,587

		Insurance — 2.5%
33		Aegon NV, (Netherlands)	169
121		AIA Group Ltd., (Hong Kong)	766
–	(h)	Alleghany Corp. (a)	195
10		Allianz SE, (Germany)	1,813
11		Allied World Assurance Co. Holdings AG	589

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Insurance — continued
1		Allstate Corp. (The)	57
–	(h)	Ambac Financial Group, Inc. (a)	7
1		American Equity Investment Life Holding Co.	19
41		American International Group, Inc.	2,564
5		Arch Capital Group Ltd. (a)	493
26		Arthur J Gallagher & Co.	1,486
1		Aspen Insurance Holdings Ltd., (Bermuda)	30
3		Assured Guaranty Ltd.	126
5		Athene Holding Ltd., Class A (a)	235
38		Aviva plc, (United Kingdom)	253
93		AXA SA, (France)	2,397
31		Chubb Ltd.	4,202
22		CNO Financial Group, Inc.	448
2		Everest Re Group Ltd.	487
1		First American Financial Corp.	50
–	(h)	Global Indemnity Ltd., (Cayman Islands) (a)	18
2		Hannover Rueck SE, (Germany)	241
30		Hartford Financial Services Group, Inc. (The)	1,458
7		Hyundai Marine & Fire Insurance Co. Ltd., (South Korea)	232
2		Kemper Corp.	65
4		Lincoln National Corp.	275
37		Loews Corp.	1,726
7		Marsh & McLennan Cos., Inc.	497
12		MBIA, Inc. (a)	101
17		MetLife, Inc.	920
2		Navigators Group, Inc. (The)	105
7		NN Group NV, (Netherlands)	228
308		PICC Property & Casualty Co. Ltd., (China), Class H	475
159		Ping An Insurance Group Co. of China Ltd., (China), Class H	888
2		Primerica, Inc.	164
2		ProAssurance Corp.	95
6		Prudential Financial, Inc.	670
153		Prudential plc, (United Kingdom)	3,225
3		RenaissanceRe Holdings Ltd., (Bermuda)	448
22		Sompo Holdings, Inc., (Japan)	790
–	(h)	Stewart Information Services Corp.	13
1		Swiss Life Holding AG, (Switzerland) (a)	270
3		Swiss Re AG, (Switzerland)	299
16		T&D Holdings, Inc., (Japan)	230
24		Tokio Marine Holdings, Inc., (Japan)	1,031
7		Travelers Cos., Inc. (The)	796
1		Universal Insurance Holdings, Inc.	14
10		Unum Group	469
6		Validus Holdings Ltd.	333
–	(h)	White Mountains Insurance Group Ltd.	150
2		XL Group Ltd., (Bermuda)	71
4		Zurich Insurance Group AG, (Switzerland)	1,000

			33,683

		Mortgage Real Estate Investment Trusts (REITs) — 0.1%
14		Capstead Mortgage Corp.	146
6		Chimera Investment Corp.	125
34		CYS Investments, Inc.	271
38		Two Harbors Investment Corp.	364

			906

		Thrifts & Mortgage Finance — 0.1%
–	(h)	BankFinancial Corp.	6
13		Beneficial Bancorp, Inc.	208
–	(h)	Capitol Federal Financial, Inc.	7
1		Charter Financial Corp.	28
–	(h)	First Defiance Financial Corp.	22
32		Housing Development Finance Corp. Ltd., (India)	734
6		Kearny Financial Corp.	95
12		Meridian Bancorp, Inc.	224
5		MGIC Investment Corp. (a)	52
2		NMI Holdings, Inc., Class A (a)	27
11		Northfield Bancorp, Inc.	205
3		Walker & Dunlop, Inc. (a)	126

			1,734

		Total Financials	146,233

		Health Care — 6.4%
		Biotechnology — 1.2%
2		ACADIA Pharmaceuticals, Inc. (a)	65
2		Adamas Pharmaceuticals, Inc. (a)	32
–	(h)	Aduro Biotech, Inc. (a)	3
3		Aimmune Therapeutics, Inc. (a)	65
5		Alexion Pharmaceuticals, Inc. (a)	632
1		AMAG Pharmaceuticals, Inc. (a)	13
4		Amgen, Inc.	648
12		Amicus Therapeutics, Inc. (a)	84
1		AnaptysBio, Inc. (a)	35
1		Ardelyx, Inc. (a)	8
–	(h)	Audentes Therapeutics, Inc. (a)	8
1		Avexis, Inc. (a)	44
2		Bellicum Pharmaceuticals, Inc. (a)	30
7		Biogen, Inc. (a)	1,851

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Biotechnology — continued
2		BioMarin Pharmaceutical, Inc. (a)	175
1		Blueprint Medicines Corp. (a)	29
2		Cara Therapeutics, Inc. (a)	33
19		Celgene Corp. (a)	2,304
1		Chimerix, Inc. (a)	5
2		Clovis Oncology, Inc. (a)	103
1		Coherus Biosciences, Inc. (a)	31
3		CytomX Therapeutics, Inc. (a)	48
2		Edge Therapeutics, Inc. (a)	19
17		Exact Sciences Corp. (a)	395
2		Exelixis, Inc. (a)	33
2		FibroGen, Inc. (a)	42
1		Five Prime Therapeutics, Inc. (a)	30
2		Flexion Therapeutics, Inc. (a)	52
5		Genmab A/S, (Denmark) (a)	1,025
31		Gilead Sciences, Inc.	2,082
2		Global Blood Therapeutics, Inc. (a)	67
3		Halozyme Therapeutics, Inc. (a)	33
1		Heron Therapeutics, Inc. (a)	16
4		Idera Pharmaceuticals, Inc. (a)	9
3		Immune Design Corp. (a)	19
4		Infinity Pharmaceuticals, Inc. (a)	12
4		Intercept Pharmaceuticals, Inc. (a)	397
1		Jounce Therapeutics, Inc. (a)	21
3		Karyopharm Therapeutics, Inc. (a)	39
10		Kite Pharma, Inc. (a)	758
3		Lexicon Pharmaceuticals, Inc. (a)	43
2		Neurocrine Biosciences, Inc. (a)	67
1		Ophthotech Corp. (a)	3
3		Proteostasis Therapeutics, Inc. (a)	22
2		Prothena Corp. plc, (Ireland) (a)	86
1		Puma Biotechnology, Inc. (a)	26
1		Ra Pharmaceuticals, Inc. (a)	14
1		Radius Health, Inc. (a)	42
2		Sage Therapeutics, Inc. (a)	117
1		Sarepta Therapeutics, Inc. (a)	27
2		Selecta Biosciences, Inc. (a)	28
3		Seres Therapeutics, Inc. (a)	38
38		Shire plc	2,226
7		Spark Therapeutics, Inc. (a)	385
13		Synergy Pharmaceuticals, Inc. (a)	61
–	(h)	TESARO, Inc. (a)	15
4		TG Therapeutics, Inc. (a)	47
2		Tokai Pharmaceuticals, Inc. (a)	1
1		Ultragenyx Pharmaceutical, Inc. (a)	90
1		Versartis, Inc. (a)	22
17		Vertex Pharmaceuticals, Inc. (a)	1,859
2		Xencor, Inc. (a)	39
–	(h)	Zafgen, Inc. (a)	1

			16,554

		Health Care Equipment & Supplies — 0.5%
14		Abbott Laboratories	642
1		Align Technology, Inc. (a)	92
7		Baxter International, Inc.	384
4		Becton Dickinson and Co.	661
66		Boston Scientific Corp. (a)	1,649
–	(h)	Cooper Cos., Inc. (The)	22
1		Danaher Corp.	117
6		Essilor International SA, (France)	765
4		Halyard Health, Inc. (a)	136
3		Hologic, Inc. (a)	119
6		Hoya Corp., (Japan)	300
3		IDEXX Laboratories, Inc. (a)	479
2		Masimo Corp. (a)	221
4		Orthofix International NV (a)	153
6		St Shine Optical Co. Ltd., (Taiwan)	122
2		Surmodics, Inc. (a)	52
–	(h)	Utah Medical Products, Inc.	28
7		Wright Medical Group NV (a)	213
1		Zimmer Biomet Holdings, Inc.	68

			6,223

		Health Care Providers & Services — 1.6%
27		Acadia Healthcare Co., Inc. (a)	1,176
13		Aetna, Inc.	1,595
–	(h)	Anthem, Inc.	50
3		Cigna Corp.	392
5		Civitas Solutions, Inc. (a)	100
4		Cross Country Healthcare, Inc. (a)	64
11		Express Scripts Holding Co. (a)	699
4		Fresenius Medical Care AG & Co. KGaA, (Germany)	363
15		Fresenius SE & Co. KGaA, (Germany)	1,193
9		Genesis Healthcare, Inc. (a)	23
8		HCA Holdings, Inc. (a)	738
11		Humana, Inc.	2,231
2		Landauer, Inc.	73
2		McKesson Corp.	237
3		Molina Healthcare, Inc. (a)	146
8		Owens & Minor, Inc.	260
20		Qualicorp SA, (Brazil)	127

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Health Care Providers & Services — continued
26		Quorum Health Corp. (a)	142
57		Shanghai Pharmaceuticals Holding Co. Ltd., (China), Class H	149
92		Sinopharm Group Co. Ltd., (China), Class H	425
10		Tivity Health, Inc. (a)	297
4		Triple-S Management Corp., (Puerto Rico), Class B (a)	74
62		UnitedHealth Group, Inc.	10,238
4		WellCare Health Plans, Inc. (a)	561

			21,353

		Health Care Technology — 0.1%
17		Evolent Health, Inc., Class A (a)	374
5		HMS Holdings Corp. (a)	104
9		Veeva Systems, Inc., Class A (a)	463

			941

		Life Sciences Tools & Services — 0.2%
15		Agilent Technologies, Inc.	791
1		Cambrex Corp. (a)	32
8		Illumina, Inc. (a)	1,357
1		INC Research Holdings, Inc., Class A (a)	65
1		Lonza Group AG, (Switzerland) (a)	218
1		Thermo Fisher Scientific, Inc.	132
9		VWR Corp. (a)	240

			2,835

		Pharmaceuticals — 2.8%
11		Allergan plc	2,683
2		Amphastar Pharmaceuticals, Inc. (a)	30
83		Astellas Pharma, Inc., (Japan)	1,092
16		AstraZeneca plc, (United Kingdom)	963
3		Axsome Therapeutics, Inc. (a)	10
14		Bayer AG, (Germany)	1,588
34		Bristol-Myers Squibb Co.	1,869
26		Eli Lilly & Co.	2,145
56		GlaxoSmithKline plc, (United Kingdom)	1,163
1		Horizon Pharma plc (a)	21
3		Jazz Pharmaceuticals plc (a)	493
15		Johnson & Johnson	1,860
51		Merck & Co., Inc.	3,210
2		Merck KGaA, (Germany)	256
2		MyoKardia, Inc. (a)	20
5		Nektar Therapeutics (a)	123
28		Novartis AG, (Switzerland)	2,086
38		Novo Nordisk A/S, (Denmark), Class B	1,303
6		Otsuka Holdings Co. Ltd., (Japan)	254
2		Pacira Pharmaceuticals, Inc. (a)	71
198		Pfizer, Inc.	6,776
1		Prestige Brands Holdings, Inc. (a)	39
1		Reata Pharmaceuticals, Inc., Class A (a)	27
14		Revance Therapeutics, Inc. (a)	298
18		Roche Holding AG, (Switzerland)	4,581
28		Sanofi, (France)	2,489
5		Shionogi & Co. Ltd., (Japan)	264
16		Teva Pharmaceutical Industries Ltd., (Israel), ADR	525
44		TherapeuticsMD, Inc. (a)	319

			36,558

		Total Health Care	84,464

		Industrials — 6.3%
		Aerospace & Defense — 0.7%
2		AAR Corp.	64
13		Airbus SE, (France)	1,022
4		Boeing Co. (The)	708
6		Curtiss-Wright Corp.	543
12		DigitalGlobe, Inc. (a)	405
6		General Dynamics Corp.	1,152
3		L3 Technologies, Inc.	472
101		Meggitt plc, (United Kingdom)	564
1		Moog, Inc., Class A (a)	96
5		Northrop Grumman Corp.	1,113
10		Safran SA, (France)	777
1		Textron, Inc.	26
12		Thales SA, (France)	1,189
10		United Technologies Corp.	1,140

			9,271

		Air Freight & Logistics — 0.1%
1		Atlas Air Worldwide Holdings, Inc. (a)	36
9		bpost SA, (Belgium)	208
–	(h)	FedEx Corp.	49
–	(h)	United Parcel Service, Inc., Class B	41
37		Yamato Holdings Co. Ltd., (Japan)	780

			1,114

		Airlines — 0.8%
405		AirAsia Bhd., (Malaysia)	288
2		Alaska Air Group, Inc.	152
7		Copa Holdings SA, (Panama), Class A	773
105		Delta Air Lines, Inc.	4,835
29		Japan Airlines Co. Ltd., (Japan)	934
21		Southwest Airlines Co.	1,111
28		United Continental Holdings, Inc. (a)	1,991

			10,084

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Building Products — 0.5%
13		Allegion plc	967
35		Asahi Glass Co. Ltd., (Japan)	284
122		China Lesso Group Holdings Ltd., (China)	103
8		Continental Building Products, Inc. (a)	202
20		Daikin Industries Ltd., (Japan)	2,037
14		Fortune Brands Home & Security, Inc.	869
3		Gibraltar Industries, Inc. (a)	120
1		JELD-WEN Holding, Inc. (a)	37
1		Johnson Controls International plc	41
6		Lennox International, Inc.	1,001
8		LIXIL Group Corp., (Japan)	206
25		Masco Corp.	863
4		Ply Gem Holdings, Inc. (a)	71

			6,801

		Commercial Services & Supplies — 0.3%
29		ACCO Brands Corp. (a)	386
20		Aggreko plc, (United Kingdom)	221
2		ARC Document Solutions, Inc. (a)	7
7		CECO Environmental Corp.	69
2		Deluxe Corp.	175
7		Ennis, Inc.	117
1		Essendant, Inc.	21
2		Interface, Inc.	28
2		VSE Corp.	92
26		Waste Connections, Inc., (Canada)	2,295
5		West Corp.	116

			3,527

		Construction & Engineering — 0.2%
8		ACS Actividades de Construccion y Servicios SA, (Spain)	276
5		EMCOR Group, Inc.	318
1		Fluor Corp.	51
4		Hyundai Engineering & Construction Co. Ltd., (South Korea)	157
4		Jacobs Engineering Group, Inc.	238
62		Kajima Corp., (Japan)	406
3		MasTec, Inc. (a)	100
3		MYR Group, Inc. (a)	122
23		Obayashi Corp., (Japan)	217
10		Skanska AB, (Sweden), Class B	226
27		Taisei Corp., (Japan)	197
99		Tekfen Holding A/S, (Turkey)	235
5		Vinci SA, (France)	402

			2,945

		Electrical Equipment — 0.5%
14		ABB Ltd., (Switzerland) (a)	333
4		Acuity Brands, Inc.	893
73		China High Speed Transmission Equipment Group Co. Ltd., (Hong Kong)	83
3		Eaton Corp. plc	224
3		EnerSys	253
45		Fuji Electric Co. Ltd., (Japan)	268
20		Mitsubishi Electric Corp., (Japan)	292
4		Nexans SA, (France)	194
8		Nidec Corp., (Japan)	802
4		OSRAM Licht AG, (Germany)	226
2		Powell Industries, Inc.	71
8		Prysmian SpA, (Italy)	212
3		Rockwell Automation, Inc.	420
21		Schneider Electric SE, (France)	1,570
2		Vestas Wind Systems A/S, (Denmark)	201

			6,042

		Industrial Conglomerates — 1.0%
13		Carlisle Cos., Inc.	1,373
111		CK Hutchison Holdings Ltd., (Hong Kong)	1,367
2		DCC plc, (United Kingdom)	218
110		General Electric Co.	3,264
42		Honeywell International, Inc.	5,185
17		Siemens AG, (Germany)	2,293
112		Turkiye Sise ve Cam Fabrikalari A/S, (Turkey)	129

			13,829

		Machinery — 1.3%
6		Actuant Corp., Class A	155
17		Amada Holdings Co. Ltd., (Japan)	199
9		Atlas Copco AB, (Sweden), Class A	308
7		Briggs & Stratton Corp.	167
3		Cummins, Inc.	439
–	(h)	Deere & Co.	43
45		DMG Mori Co. Ltd., (Japan)	712
6		Douglas Dynamics, Inc.	188
8		Dover Corp.	627
4		FANUC Corp., (Japan)	906
–	(h)	Fortive Corp.	20
–	(h)	Georg Fischer AG, (Switzerland)	226
1		Graham Corp.	19
8		Illinois Tool Works, Inc.	1,040
2		Ingersoll-Rand plc	175
5		John Bean Technologies Corp.	396
2		Kadant, Inc.	96
1		Kennametal, Inc.	24
25		Komatsu Ltd., (Japan)	642

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Machinery — continued
65		Kubota Corp., (Japan)	980
24		Makita Corp., (Japan)	828
4		Middleby Corp. (The) (a)	511
9		PACCAR, Inc.	608
3		Parker-Hannifin Corp.	546
–	(h)	Pentair plc, (United Kingdom)	27
1		Schindler Holding AG, (Switzerland)	236
3		SMC Corp., (Japan)	949
2		Snap-on, Inc.	385
24		Stanley Black & Decker, Inc.	3,175
41		Sumitomo Heavy Industries Ltd., (Japan)	287
12		Trelleborg AB, Class B, (Sweden)	265
1		Wabash National Corp.	24
7		WABCO Holdings, Inc. (a)	802
13		Wartsila OYJ Abp, (Finland)	706

			16,711

		Marine — 0.0% (g)
6		Matson, Inc.	198

		Professional Services — 0.3%
14		Acacia Research Corp. (a)	83
4		Adecco Group AG, (Switzerland)	252
4		Barrett Business Services, Inc.	233
5		Equifax, Inc.	685
2		Franklin Covey Co. (a)	49
7		Huron Consulting Group, Inc. (a)	292
1		Insperity, Inc.	71
5		ManpowerGroup, Inc.	492
45		RELX NV, (United Kingdom)	830
2		Teleperformance, (France)	215
1		TriNet Group, Inc. (a)	19
2		WageWorks, Inc. (a)	174

			3,395

		Road & Rail — 0.2%
3		ArcBest Corp.	68
4		Canadian Pacific Railway Ltd., (Canada)	613
2		Central Japan Railway Co., (Japan)	278
1		Norfolk Southern Corp.	81
7		Old Dominion Freight Line, Inc.	621
5		Swift Transportation Co. (a)	104
11		Union Pacific Corp.	1,182
6		USA Truck, Inc. (a)	44
3		YRC Worldwide, Inc. (a)	32

			3,023

		Trading Companies & Distributors — 0.4%
2		Applied Industrial Technologies, Inc.	107
11		Barloworld Ltd., (South Africa)	96
3		DXP Enterprises, Inc. (a)	116
16		HD Supply Holdings, Inc. (a)	668
21		ITOCHU Corp., (Japan)	298
61		Mitsubishi Corp., (Japan)	1,311
10		MRC Global, Inc. (a)	187
6		NOW, Inc. (a)	102
8		Titan Machinery, Inc. (a)	121
21		Travis Perkins plc, (United Kingdom)	396
7		United Rentals, Inc. (a)	835
21		Wolseley plc, (Switzerland)	1,350

			5,587

		Transportation Infrastructure — 0.0% (g)
178		Shenzhen Expressway Co. Ltd., (China), Class H	161
188		Zhejiang Expressway Co. Ltd., (China), Class H	246

			407

		Total Industrials	82,934

		Information Technology — 10.2%
		Communications Equipment — 0.3%
63		Accton Technology Corp., (Taiwan)	139
6		Arista Networks, Inc. (a)	735
2		Bel Fuse, Inc., Class B	54
5		Black Box Corp.	42
34		Cisco Systems, Inc.	1,157
11		Extreme Networks, Inc. (a)	82
6		Harris Corp.	648
4		InterDigital, Inc.	339
1		NETGEAR, Inc. (a)	57
4		Palo Alto Networks, Inc. (a)	418
2		Plantronics, Inc.	101
2		Ubiquiti Networks, Inc. (a)	102

			3,874

		Electronic Equipment, Instruments & Components — 0.7%
49		AAC Technologies Holdings, Inc., (China)	574
14		Amphenol Corp., Class A	1,028
8		Arrow Electronics, Inc. (a)	573
10		Benchmark Electronics, Inc. (a)	306
76		Coretronic Corp., (Taiwan)	112
33		Corning, Inc.	890
54		Elite Material Co. Ltd., (Taiwan)	210
1		ePlus, Inc. (a)	71
80		FLEXium Interconnect, Inc., (Taiwan)	278

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Electronic Equipment, Instruments & Components — continued
50		Hitachi Ltd., (Japan)	271
7		InvenSense, Inc. (a)	88
6		Keyence Corp., (Japan)	2,247
46		Kingboard Chemical Holdings Ltd., (Hong Kong)	170
104		Kingboard Laminates Holdings Ltd., (Hong Kong)	135
9		Knowles Corp. (a)	165
5		Largan Precision Co. Ltd., (Taiwan)	787
62		Merry Electronics Co. Ltd., (Taiwan)	333
12		Partron Co. Ltd., (South Korea)	126
3		Sanmina Corp. (a)	125
–	(h)	ScanSource, Inc. (a)	14
5		TE Connectivity Ltd.	365
1		Tech Data Corp. (a)	49
–	(h)	TTM Technologies, Inc. (a)	7
8		Vishay Intertechnology, Inc.	125
71		Zhen Ding Technology Holding Ltd., (Taiwan)	167

			9,216

		Internet Software & Services — 2.1%
9		Alibaba Group Holding Ltd., (China), ADR (a)	943
5		Alphabet, Inc., Class A (a)	4,100
12		Alphabet, Inc., Class C (a)	9,817
1		Alteryx, Inc., Class A (a)	17
4		Baidu, Inc., (China), ADR (a)	721
20		Bazaarvoice, Inc. (a)	84
2		Coupa Software, Inc. (a)	46
4		DHI Group, Inc. (a)	16
35		eBay, Inc. (a)	1,158
44		Facebook, Inc., Class A (a)	6,309
25		GoDaddy, Inc., Class A (a)	947
2		Liquidity Services, Inc. (a)	16
2		MuleSoft, Inc., Class A (a)	41
3		NetEase, Inc., (China), ADR	725
3		Nutanix, Inc., Class A (a)	56
11		RetailMeNot, Inc. (a)	86
79		Tencent Holdings Ltd., (China)	2,264
7		Web.com Group, Inc. (a)	128

			27,474

		IT Services — 1.3%
15		Accenture plc, Class A	1,812
6		Amadeus IT Group SA, (Spain)	280
–	(h)	Automatic Data Processing, Inc.	46
13		Capgemini SA, (France)	1,200
1		Cognizant Technology Solutions Corp., Class A (a)	64
6		Computer Sciences Corp.	380
4		Convergys Corp.	82
4		CSG Systems International, Inc.	154
1		Euronet Worldwide, Inc. (a)	51
1		EVERTEC, Inc., (Puerto Rico)	12
13		Fidelity National Information Services, Inc.	1,012
3		International Business Machines Corp.	544
21		Mastercard, Inc., Class A	2,389
37		PayPal Holdings, Inc. (a)	1,591
5		Science Applications International Corp.	378
88		TravelSky Technology Ltd., (China), Class H	208
16		Unisys Corp. (a)	221
22		Vantiv, Inc., Class A (a)	1,395
63		Visa, Inc., Class A	5,622
4		WEX, Inc. (a)	375

			17,816

		Semiconductors & Semiconductor Equipment — 2.2%
3		Advanced Energy Industries, Inc. (a)	182
6		Alpha & Omega Semiconductor Ltd. (a)	96
21		Analog Devices, Inc.	1,744
52		Applied Materials, Inc.	2,016
15		ASML Holding NV, (Netherlands)	1,998
26		Broadcom Ltd.	5,624
9		Cavium, Inc. (a)	644
7		Cohu, Inc.	133
5		Dialog Semiconductor plc, (United Kingdom) (a)	243
65		Infineon Technologies AG, (Germany)	1,329
7		Integrated Device Technology, Inc. (a)	163
95		King Yuan Electronics Co. Ltd., (Taiwan) (a)	88
4		KLA-Tencor Corp.	418
9		Lam Research Corp.	1,216
3		MaxLinear, Inc. (a)	75
1		Microchip Technology, Inc.	78
5		Micron Technology, Inc. (a)	130
13		NVIDIA Corp.	1,418
1		ON Semiconductor Corp. (a)	18
11		QUALCOMM, Inc.	638
4		SCREEN Holdings Co. Ltd., (Japan)	258
–	(h)	Silicon Laboratories, Inc. (a)	31

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Semiconductors & Semiconductor Equipment — continued
8		Silicon Motion Technology Corp., (Taiwan), ADR	368
19		SK Hynix, Inc., (South Korea)	840
4		Synaptics, Inc. (a)	202
107		Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	3,503
1		Teradyne, Inc.	34
47		Texas Instruments, Inc.	3,747
9		Tokyo Electron Ltd., (Japan)	1,029
7		Xcerra Corp. (a)	64
336		Xinyi Solar Holdings Ltd., (China)	107
8		XPERI Corp.	272

			28,706

		Software — 1.9%
5		ACI Worldwide, Inc. (a)	114
23		Adobe Systems, Inc. (a)	2,933
7		Aspen Technology, Inc. (a)	408
3		Barracuda Networks, Inc. (a)	71
–	(h)	Blackline, Inc. (a)	10
18		Electronic Arts, Inc. (a)	1,650
2		Fair Isaac Corp.	232
7		Guidewire Software, Inc. (a)	414
1		Manhattan Associates, Inc. (a)	52
182		Microsoft Corp.	12,001
1		NCSoft Corp., (South Korea)	395
15		Oracle Corp.	648
10		Progress Software Corp.	294
1		Qualys, Inc. (a)	39
9		salesforce.com, Inc. (a)	711
14		SAP SE, (Germany)	1,328
7		ServiceNow, Inc. (a)	603
27		Snap, Inc., Class A (a)	610
10		Splunk, Inc. (a)	654
12		Symantec Corp.	353
11		Take-Two Interactive Software, Inc. (a)	640
2		VASCO Data Security International, Inc. (a)	28
13		VMware, Inc., Class A (a)	1,161
3		Workday, Inc., Class A (a)	246
9		Zix Corp. (a)	44

			25,639

		Technology Hardware, Storage & Peripherals — 1.7%
98		Apple, Inc.	14,147
27		Hewlett Packard Enterprise Co.	646
101		HP, Inc.	1,800
6		Logitech International SA, (Switzerland)	200
162		Micro-Star International Co. Ltd., (Taiwan)	377
10		NCR Corp. (a)	438
12		NetApp, Inc.	481
97		Pegatron Corp., (Taiwan)	287
3		Samsung Electronics Co. Ltd., (South Korea)	4,695

			23,071

		Total Information Technology	135,796

		Materials — 2.8%
		Chemicals — 0.9%
8		AdvanSix, Inc. (a)	228
13		Akzo Nobel NV, (Netherlands)	1,092
2		American Vanguard Corp.	28
2		Arkema SA, (France)	242
2		Cabot Corp.	108
7		Celanese Corp., Series A	661
12		Chr Hansen Holding A/S, (Denmark)	755
3		Covestro AG, (Germany) (e)	246
12		Dow Chemical Co. (The)	740
11		Eastman Chemical Co.	905
29		EI du Pont de Nemours & Co.	2,330
6		Evonik Industries AG, (Germany)	210
–	(h)	FutureFuel Corp.	2
9		Hitachi Chemical Co. Ltd., (Japan)	256
3		Hyosung Corp., (South Korea)	337
2		Koppers Holdings, Inc. (a)	65
17		Kuraray Co. Ltd., (Japan)	256
3		Minerals Technologies, Inc.	195
16		Mosaic Co. (The)	479
7		Nitto Denko Corp., (Japan)	549
6		OMNOVA Solutions, Inc. (a)	58
8		Rayonier Advanced Materials, Inc.	106
16		Shin-Etsu Chemical Co. Ltd., (Japan)	1,382
–	(h)	Sika AG, (Switzerland)	282
48		Sumitomo Chemical Co. Ltd., (Japan)	269
4		Trinseo SA	248

			12,029

		Construction Materials — 0.4%
138		Anhui Conch Cement Co. Ltd., (China), Class H	468
8		Eagle Materials, Inc.	781
3		HeidelbergCement AG, (Germany)	247
8		Imerys SA, (France)	654
16		LafargeHolcim Ltd., (Switzerland) (a)	967
3		Martin Marietta Materials, Inc.	714

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Construction Materials — continued
53		Taiheiyo Cement Corp., (Japan)	178
8		Vulcan Materials Co.	923

			4,932

		Containers & Packaging — 0.2%
12		Ball Corp.	894
1		Berry Plastics Group, Inc. (a)	68
2		Crown Holdings, Inc. (a)	87
47		Graphic Packaging Holding Co.	605
1		Myers Industries, Inc.	12
1		Sealed Air Corp.	38
21		WestRock Co.	1,105

			2,809

		Metals & Mining — 1.1%
6		AK Steel Holding Corp. (a)	40
10		Alcoa Corp.	357
231		Alrosa PJSC, (Russia)	374
15		Anglo American plc, (United Kingdom) (a)	231
74		Antofagasta plc, (Chile)	770
5		APERAM SA, (Luxembourg)	254
24		ArcelorMittal, (Luxembourg) (a)	200
84		BHP Billiton Ltd., (Australia)	1,523
9		Boliden AB, (Sweden)	263
1		Carpenter Technology Corp.	45
1		Commercial Metals Co.	22
202		Eregli Demir ve Celik Fabrikalari TAS, (Turkey)	327
49		Fortescue Metals Group Ltd., (Australia)	231
248		Glencore plc, (Switzerland) (a)	972
103		Grupo Mexico SAB de CV, (Mexico), Series B	311
19		Hitachi Metals Ltd., (Japan)	270
116		Hoa Phat Group JSC, (Vietnam)	156
8		KGHM Polska Miedz SA, (Poland)	229
16		Magnitogorsk Iron & Steel OJSC, (Russia), GDR	138
11		Newmont Mining Corp.	359
37		Nippon Steel & Sumitomo Metal Corp., (Japan)	848
211		Norsk Hydro ASA, (Norway)	1,227
6		Nucor Corp.	335
2		Olympic Steel, Inc.	31
3		POSCO, (South Korea)	652
3		POSCO, (South Korea), ADR	174
15		Rio Tinto Ltd., (United Kingdom)	682
56		Rio Tinto plc, (United Kingdom)	2,269
18		Severstal PJSC, (Russia), GDR	255
114		South32 Ltd., (Australia)	240
12		Steel Dynamics, Inc.	431
7		United States Steel Corp.	228
25		Vale SA, (Brazil), ADR (a)	241
4		Worthington Industries, Inc.	178

			14,863

		Paper & Forest Products — 0.2%
1		Domtar Corp.	34
14		KapStone Paper and Packaging Corp.	319
168		Lee & Man Paper Manufacturing Ltd., (Hong Kong)	128
105		Nine Dragons Paper Holdings Ltd., (Hong Kong)	113
14		Sappi Ltd., (South Africa)	97
45		UPM-Kymmene OYJ, (Finland)	1,066

			1,757

		Total Materials	36,390

		Real Estate — 1.5%
		Equity Real Estate Investment Trusts (REITs) — 0.9%
2		American Assets Trust, Inc.	91
26		American Homes 4 Rent, Class A	600
9		American Tower Corp.	1,094
–	(h)	Armada Hoffler Properties, Inc.	4
15		Ashford Hospitality Trust, Inc.	93
3		AvalonBay Communities, Inc.	568
22		Brixmor Property Group, Inc.	468
–	(h)	Camden Property Trust	13
2		CBL & Associates Properties, Inc.	23
4		CoreSite Realty Corp.	387
2		CubeSmart	41
–	(h)	CyrusOne, Inc.	24
2		DCT Industrial Trust, Inc.	91
2		DiamondRock Hospitality Co.	26
6		EastGroup Properties, Inc.	450
405		Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, (Turkey)	323
–	(h)	EPR Properties	7
–	(h)	Equinix, Inc.	116
4		Equity Commonwealth (a)	131
1		Equity LifeStyle Properties, Inc.	46
–	(h)	Essex Property Trust, Inc.	42
1		First Industrial Realty Trust, Inc.	31
2		Franklin Street Properties Corp.	24
–	(h)	Gladstone Commercial Corp.	9
197		Goodman Group, (Australia)	1,166
2		Government Properties Income Trust	46

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Equity Real Estate Investment Trusts (REITs) — continued
60		GPT Group (The), (Australia)	237
2		HCP, Inc.	71
4		Hersha Hospitality Trust	77
1		Highwoods Properties, Inc.	43
2		Hospitality Properties Trust	75
30		Kimco Realty Corp.	669
27		Klepierre, (France)	1,036
1		Liberty Property Trust	35
4		LTC Properties, Inc.	178
–	(h)	Macerich Co. (The)	8
2		Mack-Cali Realty Corp.	57
4		Mid-America Apartment Communities, Inc.	365
2		Monogram Residential Trust, Inc.	20
–	(h)	National Retail Properties, Inc.	13
20		Outfront Media, Inc.	523
6		Park Hotels & Resorts, Inc.	150
1		Pennsylvania REIT	19
3		Potlatch Corp.	148
3		Prologis, Inc.	174
–	(h)	PS Business Parks, Inc.	49
1		Public Storage	239
4		Ramco-Gershenson Properties Trust	60
25		Rayonier, Inc.	700
–	(h)	Regency Centers Corp.	33
11		RLJ Lodging Trust	262
1		Saul Centers, Inc.	71
29		Segro plc, (United Kingdom)	168
1		Silver Bay Realty Trust Corp.	11
1		Simon Property Group, Inc.	134
1		SL Green Realty Corp.	62
2		Spirit Realty Capital, Inc.	18
2		STORE Capital Corp.	44
1		Summit Hotel Properties, Inc.	12
1		Taubman Centers, Inc.	51
11		Weyerhaeuser Co.	360

			12,086

		Real Estate Management & Development — 0.6%
169		Aldar Properties PJSC, (United Arab Emirates)	105
1		Alexander & Baldwin, Inc.	31
15		Castellum AB, (Sweden)	194
37		CBRE Group, Inc., Class A (a)	1,294
143		Cheung Kong Property Holdings Ltd., (Hong Kong)	961
350		China Overseas Land & Investment Ltd., (China)	1,000
322		China Resources Land Ltd., (China)	871
69		Emaar Properties PJSC, (United Arab Emirates)	137
9		Forestar Group, Inc. (a)	128
72		Hang Lung Properties Ltd., (Hong Kong)	187
23		LendLease Group, (Australia)	270
86		Mitsui Fudosan Co. Ltd., (Japan)	1,836
182		New World Development Co. Ltd., (Hong Kong)	224
–	(h)	St Joe Co. (The) (a)	8
19		Tokyo Tatemono Co. Ltd., (Japan)	247
26		Wharf Holdings Ltd. (The), (Hong Kong)	223
30		Wheelock & Co. Ltd., (Hong Kong)	238

			7,954

		Total Real Estate	20,040

		Telecommunication Services — 1.1%
		Diversified Telecommunication Services — 0.6%
74		AT&T, Inc.	3,089
71		BT Group plc, (United Kingdom)	282
1		CenturyLink, Inc.	28
3		IDT Corp., Class B	40
1		KT Corp., (South Korea)	21
22		LG Uplus Corp., (South Korea)	287
30		Nippon Telegraph & Telephone Corp., (Japan)	1,295
21		Orange SA, (France)	320
42		TDC A/S, (Denmark)	216
956		Telecom Italia SpA, (Italy) (a)	861
8		Telekomunikasi Indonesia Persero Tbk. PT, (Indonesia), ADR	243
12		Telenor ASA, (Norway)	203
31		Verizon Communications, Inc.	1,530
40		Windstream Holdings, Inc.	219

			8,634

		Wireless Telecommunication Services — 0.5%
4		Freenet AG, (Germany)	135
41		KDDI Corp., (Japan)	1,081
51		Mobile TeleSystems PJSC, (Russia), ADR	560
13		NTT DOCOMO, Inc., (Japan)	294
6		SoftBank Group Corp., (Japan)	390
12		Sprint Corp. (a)	103
8		T-Mobile US, Inc. (a)	499
1,155		Vodafone Group plc, (United Kingdom)	3,011

			6,073

		Total Telecommunication Services	14,707

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Utilities — 1.2%
	Electric Utilities — 0.8%
13	American Electric Power Co., Inc.	859
5	Duke Energy Corp.	435
18	Edison International	1,423
71	EDP - Energias de Portugal SA, (Portugal)	241
49	EDP - Energias do Brasil SA, (Brazil)	219
2	El Paso Electric Co.	120
290	Enel SpA, (Italy)	1,367
8	Eversource Energy	476
50	Iberdrola SA, (Spain)	356
14	Korea Electric Power Corp., (South Korea)	597
15	NextEra Energy, Inc.	1,879
19	PG&E Corp.	1,277
1	Pinnacle West Capital Corp.	100
2	PNM Resources, Inc.	65
4	Portland General Electric Co.	185
2	Spark Energy, Inc., Class A	55
21	Transmissora Alianca de Energia Eletrica SA, (Brazil)	157
24	Xcel Energy, Inc.	1,087

		10,898

	Gas Utilities — 0.1%
224	China Resources Gas Group Ltd., (China)	793
11	Gas Natural SDG SA, (Spain)	233
1	Southwest Gas Holdings, Inc.	97
1	Spire, Inc.	94
8	UGI Corp.	406

		1,623

	Independent Power & Renewable Electricity Producers — 0.1%
39	AES Corp.	439
23	Atlantic Power Corp. (a)	61
491	China Power International Development Ltd., (China)	183
12	Dynegy, Inc. (a)	94
428	Huadian Power International Corp. Ltd., (China), Class H	182
286	Huaneng Power International, Inc., (China), Class H	191
1	Ormat Technologies, Inc.	76

		1,226

	Multi-Utilities — 0.2%
3	Ameren Corp.	170
1	Avista Corp.	24
17	CenterPoint Energy, Inc.	474
68	Centrica plc, (United Kingdom)	184
3	CMS Energy Corp.	126
14	NiSource, Inc.	342
1	NorthWestern Corp.	38
5	Sempra Energy	508

		1,866

	Water Utilities — 0.0% (g)
4	American States Water Co.	173

	Total Utilities	15,786

	Total Common Stocks (Cost $556,968)	730,099

Preferred Stocks — 0.2%
	Consumer Staples — 0.2%
	Household Products — 0.2%
17	Henkel AG & Co. KGaA (Preference), (Germany)	2,212

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
19	Braskem SA (Preference), (Brazil), Class A	192

	Metals & Mining — 0.0% (g)
121	Metalurgica Gerdau SA (Preference), (Brazil)	193

	Total Materials	385

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
51	Cia Energetica de Minas Gerais (Preference), (Brazil)	171

	Water Utilities — 0.0% (g)
21	Cia de Saneamento do Parana (Preference), (Brazil)	73

	Total Utilities	244

	Total Preferred Stocks (Cost $1,925)	2,841

PRINCIPAL AMOUNT($)
Asset-Backed Securities — 3.0%
	ACE Securities Corp. Home Equity Loan Trust,
203	Series 2004-HE3, Class M3, VAR, 2.062%, 11/25/34	186

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
550	Series 2004-OP1, Class M3, VAR, 2.857%, 04/25/34	505
	Air Canada Pass-Through Trust, (Canada),
30	Series 2013-1, Class A, 4.125%, 05/15/25 (e)	31
80	Series 2015-1, Class A, 3.600%, 03/15/27 (e)	80
	Ally Auto Receivables Trust,
118	Series 2015-1, Class A3, 1.390%, 09/16/19	118
266	Series 2017-2, Class A3, 1.780%, 08/16/21	266
	American Airlines Pass-Through Trust,
13	Series 2011-1, Class A, 5.250%, 01/31/21	14
304	Series 2013-2, Class A, 4.950%, 01/15/23	324
180	Series 2016-3, Class AA, 3.000%, 10/15/28	172
50	Series 2017-1, Class AA, 3.650%, 02/15/29	50
	American Express Credit Account Master Trust,
257	Series 2014-2, Class A, 1.260%, 01/15/20	257
240	Series 2017-1, Class A, 1.930%, 09/15/22	241
75	AmeriCredit Automobile Receivables, Series 2015-4, Class A3, 1.700%, 07/08/20	75
59	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870%, 08/18/21	59
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
403	Series 2002-2, Class M3, VAR, 3.637%, 08/25/32	399
453	Series 2003-9, Class M2, VAR, 3.832%, 09/25/33	434
417	Series 2003-10, Class M1, VAR, 2.032%, 12/25/33	396
389	Series 2003-10, Class M2, VAR, 3.532%, 12/25/33	378
424	Series 2004-R1, Class M1, VAR, 1.777%, 02/25/34	394
118	Series 2004-R1, Class M6, VAR, 3.052%, 02/25/34	116
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
109	Series 2004-W3, Class A3, VAR, 1.802%, 02/25/34	100
138	Series 2004-W3, Class M3, VAR, 3.682%, 02/25/34	127
403	Series 2004-W4, Class A, VAR, 1.502%, 03/25/34	365
184	Series 2004-W6, Class M4, VAR, 3.832%, 05/25/34	168
586	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1, VAR, 1.962%, 01/15/34	573
120	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.210%, 11/20/21 (e)	119
300	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	300
380	Bear Stearns Asset-Backed Securities Trust, Series 2004-2, Class M1, VAR, 2.182%, 08/25/34	357
	BMW Vehicle Lease Trust,
100	Series 2015-2, Class A3, 1.400%, 09/20/18	100
185	Series 2017-1, Class A3, 1.980%, 05/20/20	186
62	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	62
130	Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 09/20/19	130
	CarMax Auto Owner Trust,
79	Series 2014-2, Class A3, 0.980%, 01/15/19	79
107	Series 2015-2, Class A3, 1.370%, 03/16/20	107
249	Series 2017-1, Class A3, 1.980%, 11/15/21	250
	CDC Mortgage Capital Trust,
351	Series 2003-HE1, Class M1, VAR, 2.332%, 08/25/33	339
7	Series 2003-HE3, Class M2, VAR, 3.607%, 11/25/33	7
251	CHEC Loan Trust, Series 2004-2, Class M3, VAR, 2.232%, 04/25/34	218
	Citibank Credit Card Issuance Trust,
150	Series 2007-A8, Class A8, 5.650%, 09/20/19	153
200	Series 2014-A8, Class A8, 1.730%, 04/09/20	201
250	Series 2016-A1, Class A1, 1.750%, 11/19/21	249
	CNH Equipment Trust,
8	Series 2013-D, Class A3, 0.770%, 10/15/18	8
12	Series 2014-A, Class A3, 0.840%, 05/15/19	12
59	Series 2014-B, Class A3, 0.910%, 05/15/19	58

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
240	Series 2017-A, Class A3, 2.070%, 05/16/22	241
75	Continental Airlines Pass-Through Trust, Series 2007-1, Class A, 5.983%, 04/19/22	83
	Countrywide Asset-Backed Certificates,
170	Series 2003-BC4, Class M2, VAR, 2.332%, 06/25/33	164
205	Series 2003-BC6, Class M2, VAR, 2.707%, 10/25/33	202
151	Series 2004-BC1, Class M3, VAR, 3.082%, 10/25/33	136
451	Series 2004-SD2, Class M1, VAR, 1.602%, 06/25/33 (e)	438
750	Series 2005-12, Class M2, VAR, 1.472%, 02/25/36	695
	CPS Auto Receivables Trust,
5	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	5
102	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	102
58	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	58
	Credit Suisse First Boston Mortgage Securities Corp.,
28	Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	30
1	Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	1
	Credit-Based Asset Servicing & Securitization LLC,
246	Series 2003-CB5, Class M2, VAR, 3.457%, 11/25/33	240
737	Series 2004-CB4, Class A5, SUB, 6.780%, 05/25/35	738
279	Series 2004-CB6, Class M3, VAR, 3.082%, 07/25/35	267
45	CVS Pass-Through Trust, 6.943%, 01/10/30	54
	CWABS, Inc. Asset-Backed Certificates,
269	Series 2003-5, Class MF2, VAR, 5.313%, 11/25/33	241
359	Series 2003-BC1, Class A1, VAR, 1.782%, 03/25/33	341
	CWABS, Inc. Asset-Backed Certificates Trust,
422	Series 2004-5, Class M3, VAR, 2.707%, 07/25/34	405
350	Series 2004-6, Class M2, VAR, 1.957%, 10/25/34	329
	Delta Air Lines Pass-Through Trust,
75	Series 2007-1, Class A, 6.821%, 08/10/22	87
9	Series 2010-2, Class A, 4.950%, 05/23/19	10
9	Series 2011-1, Class A, 5.300%, 04/15/19	9
250	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	250
33	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 05/15/20 (e)	33
45	DT Auto Owner Trust, Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	45
60	Duke Energy Carolinas LLC, 3.875%, 03/15/46	59
1,014	Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1, VAR, 4.860%, 08/25/33	1,016
	Exeter Automobile Receivables Trust,
7	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	7
50	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	50
159	Fifth Third Auto Trust, Series 2015-1, Class A3, 1.420%, 03/16/20	159
256	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class IIA3, VAR, 1.132%, 07/25/36	246
	Flagship Credit Auto Trust,
37	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	37
72	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	72
213	Ford Credit Auto Lease Trust, Series 2017-A, Class A3, 1.880%, 04/15/20	213
	Ford Credit Auto Owner Trust,
32	Series 2014-B, Class A3, 0.900%, 10/15/18	32
55	Series 2015-A, Class A3, 1.280%, 09/15/19	55
126	Series 2015-B, Class A3, 1.160%, 11/15/19	126
167	Series 2015-C, Class A3, 1.410%, 02/15/20	167
151	Series 2017-A, Class A3, 1.670%, 06/15/21	151
	Fremont Home Loan Trust,
87	Series 2003-B, Class M2, VAR, 3.412%, 12/25/33	87
1,080	Series 2004-A, Class M1, VAR, 1.807%, 01/25/34	1,001
156	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	156
	GLS Auto Receivables Trust,
60	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	60
513	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	513

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	GM Financial Automobile Leasing Trust,
92	Series 2015-1, Class A3, 1.530%, 09/20/18	92
65	Series 2015-3, Class A3, 1.690%, 03/20/19	65
178	Series 2017-1, Class A3, 2.060%, 05/20/20	179
527	GSAMP Trust, Series 2004-NC2, Class B2, VAR, 4.153%, 10/25/34 (e)	423
143	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.300%, 03/16/20	143
	Home Equity Asset Trust,
377	Series 2002-1, Class M2, VAR, 2.882%, 11/25/32	333
519	Series 2004-3, Class M1, VAR, 1.837%, 08/25/34	482
91	Series 2004-6, Class M2, VAR, 1.882%, 12/25/34	80
90	Series 2005-7, Class 2A4, VAR, 1.362%, 01/25/36	90
337	Series 2007-2, Class 2A2, VAR, 1.167%, 07/25/37	332
284	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M3, VAR, 2.182%, 11/25/34	263
	Honda Auto Receivables Owner Trust,
34	Series 2014-2, Class A3, 0.770%, 03/19/18	34
196	Series 2016-3, Class A3, 1.160%, 05/18/20	195
	Hyundai Auto Receivables Trust,
4	Series 2014-A, Class A3, 0.790%, 07/16/18	4
54	Series 2014-B, Class A3, 0.900%, 12/17/18	54
103	Series 2015-C, Class A3, 1.460%, 02/18/20	103
169	Series 2017-A, Class A3, 1.760%, 08/16/21	169
96	John Deere Owner Trust, Series 2015-B, Class A3, 1.440%, 10/15/19	96
	Long Beach Mortgage Loan Trust,
528	Series 2001-2, Class M1, VAR, 1.542%, 07/25/31	510
134	Series 2003-4, Class M2, VAR, 3.607%, 08/25/33	131
75	Mastr Asset-Backed Securities Trust, Series 2004-OPT1, Class M2, VAR, 2.632%, 02/25/34	73
	Merrill Lynch Mortgage Investors Trust,
642	Series 2002-NC1, Class M1, VAR, 2.032%, 05/25/33	599
103	Series 2003-OPT1, Class M1, VAR, 1.957%, 07/25/34	96
690	Series 2004-HE1, Class M2, VAR, 3.232%, 04/25/35	686
415	Series 2005-FM1, Class M1, VAR, 1.462%, 05/25/36	385
631	Series 2005-NC1, Class M2, VAR, 2.062%, 10/25/35	592
	Morgan Stanley ABS Capital I, Inc. Trust,
248	Series 2004-NC2, Class M2, VAR, 2.782%, 12/25/33	230
394	Series 2005-HE1, Class M3, VAR, 1.762%, 12/25/34	327
229	Series 2005-HE1, Class M4, VAR, 2.062%, 12/25/34	192
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
345	Series 2002-AM3, Class A3, VAR, 1.962%, 02/25/33	327
272	Series 2002-AM3, Class M1, VAR, 2.407%, 02/25/33	263
	New Century Home Equity Loan Trust,
314	Series 2003-5, Class M1, SUB, 5.171%, 11/25/33	309
519	Series 2003-6, Class M1, VAR, 2.062%, 01/25/34	508
714	Series 2004-4, Class M1, VAR, 1.747%, 02/25/35	672
250	Series 2005-1, Class M1, VAR, 1.657%, 03/25/35	236
186	Nissan Auto Lease Trust, Series 2015-A, Class A3, 1.400%, 06/15/18	186
	Nissan Auto Receivables Owner Trust,
9	Series 2013-C, Class A3, 0.670%, 08/15/18	9
17	Series 2014-A, Class A3, 0.720%, 08/15/18	17
55	Series 2015-C, Class A3, 1.370%, 05/15/20	55
34	Northwest Airlines Pass-Through Trust, Series 2007-1, Class A, 7.027%, 11/01/19	38
	NovaStar Mortgage Funding Trust,
383	Series 2003-2, Class M2, VAR, 3.757%, 09/25/33	368
224	Series 2003-3, Class M1, VAR, 1.732%, 12/25/33	209
219	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	219
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
723	Series 2003-4, Class M1, VAR, 2.002%, 07/25/33	664

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
426		Series 2003-5, Class A3, VAR, 1.882%, 08/25/33	412
847		Option One Mortgage Loan Trust, Series 2004-2, Class M2, VAR, 2.557%, 05/25/34	754
500		Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, VAR, 2.227%, 01/25/36	489
250		Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	252
29		RAMP Trust, Series 2004-RS4, Class AI6, VAR, 5.072%, 04/25/34	29
		RASC Trust,
–	(h)	Series 2001-KS3, Class AII, VAR, 1.442%, 09/25/31	–	(h)
784		Series 2005-EMX1, Class M1, VAR, 1.627%, 03/25/35	762
		Renaissance Home Equity Loan Trust,
570		Series 2003-2, Class A, VAR, 1.862%, 08/25/33	532
1,853		Series 2003-2, Class M1, VAR, 2.219%, 08/25/33	1,744
		Saxon Asset Securities Trust,
102		Series 2000-2, Class MF2, VAR, 8.053%, 07/25/30	85
14		Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	14
315		Series 2003-2, Class M2, VAR, 3.607%, 06/25/33	299
554		Series 2003-3, Class M1, VAR, 1.957%, 12/25/33	525
246		Series 2004-2, Class MV2, VAR, 2.782%, 08/25/35	241
78		SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.090%, 10/27/25 (e)	78
100		SoFi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.830%, 05/25/40 (e)	100
442		Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, VAR, 1.882%, 11/25/34	416
		Structured Asset Investment Loan Trust,
141		Series 2003-BC3, Class M1, VAR, 2.407%, 04/25/33	140
524		Series 2003-BC11, Class M1, VAR, 1.957%, 10/25/33	514
395		Series 2004-6, Class M2, VAR, 2.932%, 07/25/34	375
65		Series 2004-7, Class M1, VAR, 2.032%, 08/25/34	59
337		Series 2004-7, Class M2, VAR, 2.107%, 08/25/34	314
326		Series 2004-8, Class M2, VAR, 1.912%, 09/25/34	294
149		Structured Asset Securities Corp. Trust, Series 2005-SC1, Class 1A1, VAR, 1.252%, 05/25/31 (e)	91
54		Toyota Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.730%, 02/16/21	54
		United Airlines Pass-Through Trust,
125		Series 2016-1, Class A, 3.450%, 07/07/28	122
25		Series 2016-1, Class AA, 3.100%, 07/07/28	25
140		Series 2016-2, Class AA, 2.875%, 10/07/28	135
55		US Airways Pass-Through Trust, Series 2013-1, Class A, 3.950%, 11/15/25	56
47		Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	47
123		VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.625%, 02/25/47 (e)	123
105		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	106
73		VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	74
105		VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	105
29		VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	29
182		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	182
125		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	125
91		VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	91
85		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	85
194		Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class M8A, VAR, 5.482%, 10/25/34 (e)	181
		World Omni Auto Receivables Trust,
40		Series 2015-A, Class A3, 1.340%, 05/15/20	40
86		Series 2015-B, Class A3, 1.490%, 12/15/20	86
		World Omni Automobile Lease Securitization Trust,
121		Series 2015-A, Class A3, 1.540%, 10/15/18	121
175		Series 2017-A, Class A3, 2.130%, 04/15/20	176

		Total Asset-Backed Securities (Cost $38,479)	39,694

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 4.9%
	Alternative Loan Trust,
419	Series 2004-27CB, Class A1, 6.000%, 12/25/34	413
33	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	33
134	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	131
516	Series 2005-21CB, Class A17, 6.000%, 06/25/35	514
	Banc of America Alternative Loan Trust,
97	Series 2004-6, Class 4A1, 5.000%, 07/25/19	97
232	Series 2006-5, Class 3A1, 6.000%, 06/25/46	228
	Bear Stearns ALT-A Trust,
57	Series 2004-6, Class 1A, VAR, 1.622%, 07/25/34	56
491	Series 2005-4, Class 23A2, VAR, 3.404%, 05/25/35	482
182	Series 2005-7, Class 12A3, VAR, 1.662%, 08/25/35	172
117	CHL Mortgage Pass-Through Trust, Series 2006-21, Class A14, 6.000%, 02/25/37	102
332	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.930%, 10/25/35	333
	Citigroup Mortgage Loan Trust, Inc.,
14	Series 2003-1, Class 3A4, 5.250%, 09/25/33	14
356	Series 2005-4, Class A, VAR, 3.044%, 08/25/35	350
27	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	28
328	CVS Pass-Through Trust, 8.353%, 07/10/31 (e)	422
116	FHLMC - GNMA, Series 31, Class Z, 8.000%, 04/25/24	129
	FHLMC REMIC,
2	Series 1087, Class I, 8.500%, 06/15/21	3
2	Series 1136, Class H, 6.000%, 09/15/21	2
46	Series 1617, Class PM, 6.500%, 11/15/23	50
41	Series 1710, Class GH, 8.000%, 04/15/24	46
29	Series 1732, Class K, 6.500%, 05/15/24	32
41	Series 1843, Class Z, 7.000%, 04/15/26	45
46	Series 2033, Class K, 6.050%, 08/15/23	50
100	Series 2378, Class BD, 5.500%, 11/15/31	112
78	Series 2455, Class GK, 6.500%, 05/15/32	87
23	Series 2457, Class PE, 6.500%, 06/15/32	26
59	Series 2473, Class JZ, 6.500%, 07/15/32	67
1	Series 2503, Class TG, 5.500%, 09/15/17	–	(h)
1	Series 2508, Class AQ, 5.500%, 10/15/17	1
6	Series 2527, Class BP, 5.000%, 11/15/17	6
4	Series 2531, Class HN, 5.000%, 12/15/17	4
3	Series 2538, Class CB, 5.000%, 12/15/17	3
19	Series 2564, Class NK, 5.000%, 02/15/18	19
92	Series 2575, Class PE, 5.500%, 02/15/33	103
237	Series 2586, Class WG, 4.000%, 03/15/33	250
14	Series 2594, Class OL, 5.000%, 04/15/18	14
30	Series 2595, Class HO, 4.500%, 03/15/23	31
18	Series 2627, Class KM, 4.500%, 06/15/18	18
25	Series 2636, Class Z, 4.500%, 06/15/18	25
16	Series 2651, Class VZ, 4.500%, 07/15/18	16
86	Series 2673, Class PE, 5.500%, 09/15/33	95
89	Series 2685, Class DT, 5.000%, 10/15/23	96
31	Series 2686, Class GC, 5.000%, 10/15/23	33
64	Series 2699, Class TC, 4.000%, 11/15/18	66
55	Series 2715, Class NG, 4.500%, 12/15/18	56
10	Series 2744, Class TU, 5.500%, 05/15/32	10
47	Series 2756, Class NA, 5.000%, 02/15/24	50
24	Series 2764, Class OE, 4.500%, 03/15/19	24
200	Series 2764, Class UG, 5.000%, 03/15/34	223
32	Series 2773, Class CD, 4.500%, 04/15/24	34
1	Series 2780, Class JA, 4.500%, 04/15/19	1
30	Series 2783, Class AT, 4.000%, 04/15/19	30
465	Series 2802, Class CD, 5.250%, 05/15/34	501
11	Series 2809, Class UC, 4.000%, 06/15/19	11
79	Series 2864, Class NB, 5.500%, 07/15/33	81
46	Series 2877, Class AD, 4.000%, 10/15/19	47
131	Series 2901, Class KB, 5.000%, 12/15/34	143
44	Series 2910, Class BE, 4.500%, 12/15/19	45
531	Series 2912, Class EH, 5.500%, 01/15/35	585
15	Series 2922, Class GA, 5.500%, 05/15/34	16
119	Series 2935, Class HJ, 5.000%, 02/15/35	129
171	Series 2950, Class KZ, 4.500%, 03/15/20	176
324	Series 2960, Class JH, 5.500%, 04/15/35	357
72	Series 2988, Class TY, 5.500%, 06/15/25	80
47	Series 2989, Class TG, 5.000%, 06/15/25	50
475	Series 3017, Class ML, 5.000%, 08/15/35	521
4	Series 3064, Class OG, 5.500%, 06/15/34	4
25	Series 3077, Class TO, PO, 04/15/35	23
115	Series 3102, Class CE, 5.500%, 01/15/26	122
34	Series 3121, Class JD, 5.500%, 03/15/26	38
41	Series 3151, Class UC, 5.500%, 08/15/35	42
11	Series 3200, Class PO, PO, 08/15/36	10

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
23	Series 3212, Class BK, 5.500%, 09/15/36	26
79	Series 3213, Class PE, 6.000%, 09/15/36	90
39	Series 3279, Class PE, 5.500%, 02/15/37	43
40	Series 3349, Class DP, 6.000%, 09/15/36	41
159	Series 3405, Class PE, 5.000%, 01/15/38	175
124	Series 3413, Class B, 5.500%, 04/15/37	136
100	Series 3523, Class EX, 5.000%, 04/15/39	109
147	Series 3532, Class EB, 4.000%, 05/15/24	154
100	Series 3534, Class MB, 4.000%, 05/15/24	106
225	Series 3553, Class PG, 5.500%, 07/15/39	247
187	Series 3564, Class NB, 5.000%, 08/15/39	211
67	Series 3622, Class WA, 5.500%, 09/15/39	74
560	Series 3626, Class ME, 5.000%, 01/15/40	634
67	Series 3647, Class GA, 5.000%, 11/15/28	68
88	Series 3653, Class HJ, 5.000%, 04/15/40	96
189	Series 3662, Class PJ, 5.000%, 04/15/40	206
226	Series 3662, Class QB, 5.000%, 03/15/38	244
200	Series 3677, Class KB, 4.500%, 05/15/40	214
190	Series 3680, Class LC, 4.500%, 06/15/40	189
67	Series 3688, Class GT, VAR, 7.287%, 11/15/46	78
220	Series 3710, Class GB, 4.000%, 08/15/25	232
28	Series 3747, Class HI, IO, 4.500%, 07/15/37	1
1,384	Series 3747, Class HX, 4.500%, 11/15/39	1,492
168	Series 3748, Class D, 4.000%, 11/15/39	177
114	Series 3755, Class MU, 4.000%, 11/15/30	118
208	Series 3768, Class MB, 4.000%, 12/15/39	219
150	Series 3795, Class PD, 4.500%, 01/15/40	161
391	Series 3816, Class HA, 3.500%, 11/15/25	408
312	Series 3827, Class BM, 5.500%, 08/15/39	332
38	Series 3842, Class PH, 4.000%, 04/15/41	40
400	Series 3845, Class QY, 4.000%, 04/15/26	431
96	Series 3852, Class TP, IF, 5.500%, 05/15/41	104
242	Series 3859, Class JB, 5.000%, 05/15/41	262
180	Series 3873, Class MJ, 4.000%, 06/15/41	182
1,201	Series 3893, Class PU, 4.000%, 07/15/41	1,279
329	Series 3898, Class KH, 3.500%, 06/15/26	344
32	Series 3902, Class MA, 4.500%, 07/15/39	33
362	Series 3910, Class CT, 4.000%, 12/15/39	381
1,000	Series 3951, Class ME, 4.000%, 11/15/41	1,070
269	Series 3959, Class PB, 3.000%, 11/15/26	270
175	Series 3962, Class KD, 3.000%, 10/15/26	178
800	Series 3963, Class JB, 4.500%, 11/15/41	881
800	Series 3989, Class JW, 3.500%, 01/15/42	810
141	Series 4026, Class HB, 3.500%, 04/15/42	143
325	Series 4026, Class MQ, 4.000%, 04/15/42	345
320	Series 4068, Class PE, 3.000%, 06/15/42	310
81	Series 4119, Class KE, 1.750%, 10/15/32	78
89	Series 4180, Class ME, 2.500%, 10/15/42	88
1,000	Series 4185, Class PB, 3.000%, 03/15/43	971
236	Series 4203, Class BN, 3.000%, 04/15/33	238
431	Series 4217, Class F, VAR, 1.262%, 06/15/43	428
227	Series 4219, Class JA, 3.500%, 08/15/39	236
550	Series 4238, Class UY, 3.000%, 08/15/33	551
192	Series 4243, Class AE, 4.000%, 08/15/43	204
350	Series 4384, Class LB, 3.500%, 08/15/43	358
326	FHLMC STRIPS, Series 284, Class 300, 3.000%, 10/15/42	321
98	FHLMC Structured Pass-Through Securities Certificates, Series T-54, Class 2A, 6.500%, 02/25/43	115
	FHLMC, Multifamily Structured Pass-Through Certificates,
129	Series K038, Class A2, 3.389%, 03/25/24	136
250	Series K049, Class A2, 3.010%, 07/25/25	253
400	Series K060, Class A2, 3.300%, 10/25/26	412
340	Series KF12, Class A, VAR, 1.682%, 09/25/22	342
87	Series KJ02, Class A2, 2.597%, 09/25/20	88
231	Series KJ11, Class A2, 2.932%, 01/25/23	236
500	Series KPLB, Class A, 2.770%, 05/25/25	496
219	First Horizon Mortgage Pass-Through Trust, Series 2006-3, Class 1A13, 6.250%, 11/25/36	205
	FNMA REMIC,
2	Series 1990-7, Class B, 8.500%, 01/25/20	2
1	Series 1990-35, Class E, 9.500%, 04/25/20	1
2	Series 1990-76, Class G, 7.000%, 07/25/20	2
9	Series 1990-106, Class J, 8.500%, 09/25/20	10
1	Series 1991-73, Class A, 8.000%, 07/25/21	1
25	Series 1992-112, Class GB, 7.000%, 07/25/22	27
11	Series 1992-195, Class C, 7.500%, 10/25/22	12
44	Series 1998-37, Class VZ, 6.000%, 06/17/28	48
82	Series 1998-66, Class B, 6.500%, 12/25/28	88

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
79		Series 2002-55, Class PG, 5.500%, 09/25/32	87
–	(h)	Series 2002-55, Class QE, 5.500%, 09/25/17	–	(h)
1		Series 2002-63, Class KC, 5.000%, 10/25/17	1
2		Series 2002-63, Class LB, 5.500%, 10/25/17	2
81		Series 2002-82, Class PE, 6.000%, 12/25/32	92
18		Series 2003-21, Class OU, 5.500%, 03/25/33	21
246		Series 2003-29, Class BY, 5.500%, 04/25/33	274
245		Series 2003-48, Class GH, 5.500%, 06/25/33	275
22		Series 2003-58, Class AD, 3.250%, 07/25/33	22
10		Series 2003-63, Class PE, 3.500%, 07/25/33	10
125		Series 2003-67, Class KE, 5.000%, 07/25/33	133
63		Series 2003-78, Class B, 5.000%, 08/25/23	67
37		Series 2003-81, Class LC, 4.500%, 09/25/18	38
41		Series 2003-83, Class PG, 5.000%, 06/25/23	42
28		Series 2003-110, Class WA, 4.000%, 08/25/33	28
77		Series 2004-36, Class PC, 5.500%, 02/25/34	79
100		Series 2004-92, Class TB, 5.500%, 12/25/34	111
70		Series 2005-5, Class CK, 5.000%, 01/25/35	77
27		Series 2005-18, Class EG, 5.000%, 03/25/25	29
5		Series 2005-23, Class TG, 5.000%, 04/25/35	6
53		Series 2005-29, Class WC, 4.750%, 04/25/35	57
99		Series 2005-38, Class TB, 6.000%, 11/25/34	101
59		Series 2005-58, Class EP, 5.500%, 07/25/35	64
55		Series 2005-68, Class BC, 5.250%, 06/25/35	57
691		Series 2005-70, Class KP, 5.000%, 06/25/35	765
631		Series 2005-104, Class UE, 5.500%, 12/25/35	719
48		Series 2007-13, Class H, 5.500%, 03/25/37	53
400		Series 2007-61, Class PE, 5.500%, 07/25/37	440
28		Series 2007-65, Class KI, IF, IO, 5.638%, 07/25/37	4
204		Series 2007-84, Class P, 5.000%, 08/25/37	221
149		Series 2008-61, Class GB, 5.500%, 07/25/38	161
88		Series 2008-65, Class CD, 4.500%, 08/25/23	91
85		Series 2009-15, Class AC, 5.500%, 03/25/29	94
275		Series 2009-19, Class PW, 4.500%, 10/25/36	295
135		Series 2009-19, Class TD, 5.000%, 08/25/36	149
27		Series 2009-22, Class EG, 5.000%, 07/25/35	29
17		Series 2009-37, Class KI, IF, IO, 5.018%, 06/25/39	2
52		Series 2009-50, Class PT, VAR, 5.987%, 05/25/37	58
126		Series 2009-60, Class DE, 5.000%, 08/25/29	138
302		Series 2009-73, Class HJ, 6.000%, 09/25/39	340
20		Series 2009-86, Class IP, IO, 5.500%, 10/25/39	4
59		Series 2009-86, Class OT, PO, 10/25/37	52
82		Series 2009-112, Class ST, IF, IO, 5.268%, 01/25/40	13
756		Series 2010-9, Class ME, 5.000%, 02/25/40	865
209		Series 2010-9, Class PE, 4.500%, 10/25/39	220
43		Series 2010-35, Class SB, IF, IO, 5.438%, 04/25/40	5
600		Series 2010-38, Class KC, 4.500%, 04/25/40	643
400		Series 2010-45, Class BL, 4.500%, 05/25/40	431
139		Series 2010-64, Class DM, 5.000%, 06/25/40	151
217		Series 2010-85, Class NJ, 4.500%, 08/25/40	230
200		Series 2010-103, Class PJ, 4.500%, 09/25/40	219
27		Series 2010-111, Class AE, 5.500%, 04/25/38	27

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
234	Series 2010-141, Class AL, 4.000%, 12/25/40	245
816	Series 2010-141, Class DL, 4.000%, 12/25/40	863
88	Series 2011-22, Class MA, 6.500%, 04/25/38	95
350	Series 2011-33, Class GD, 3.500%, 04/25/31	370
148	Series 2011-40, Class KA, 3.500%, 03/25/26	153
450	Series 2011-41, Class KL, 4.000%, 05/25/41	467
375	Series 2011-43, Class B, 3.500%, 05/25/31	386
686	Series 2011-50, Class LP, 4.000%, 06/25/41	716
650	Series 2011-52, Class KB, 5.500%, 06/25/41	750
530	Series 2011-52, Class LB, 5.500%, 06/25/41	609
145	Series 2011-85, Class KP, 7.000%, 09/25/51	162
93	Series 2011-99, Class CV, 4.500%, 03/25/26	100
558	Series 2011-104, Class KY, 4.000%, 03/25/39	577
42	Series 2011-111, Class EA, 5.000%, 12/25/38	43
325	Series 2011-112, Class PB, 4.000%, 11/25/41	340
300	Series 2011-114, Class B, 3.500%, 11/25/41	314
500	Series 2011-126, Class KB, 4.000%, 12/25/41	531
704	Series 2011-130, Class KB, 4.000%, 12/25/41	745
450	Series 2011-132, Class PE, 4.500%, 12/25/41	485
201	Series 2012-20, Class TD, 4.500%, 02/25/42	214
139	Series 2012-50, Class HB, 4.000%, 03/25/42	145
172	Series 2012-83, Class TN, 5.000%, 08/25/42	191
200	Series 2012-136, Class DL, 3.500%, 12/25/42	201
103	Series 2012-137, Class CF, VAR, 1.282%, 08/25/41	103
246	Series 2012-147, Class WN, 4.500%, 01/25/33	269
950	Series 2013-27, Class PE, 3.000%, 04/25/43	943
215	Series 2013-31, Class NC, 3.000%, 04/25/43	211
369	Series 2013-74, Class HP, 3.000%, 10/25/37	371
238	Series 2013-83, Class CA, 3.500%, 10/25/37	247
347	Series 2013-94, Class CV, 3.500%, 07/25/33	358
250	Series 2013-101, Class E, 3.000%, 10/25/33	250
328	Series 2013-104, Class CY, 5.000%, 10/25/43	367
200	Series 2014-1, Class DU, 2.500%, 02/25/29	193
200	Series 2014-2, Class PX, 4.500%, 01/25/41	223
200	Series 2014-56, Class VH, 3.500%, 09/25/34	212
250	Series 2014-58, Class VM, 4.000%, 08/25/33	271
22	Series G92-35, Class E, 7.500%, 07/25/22	24
19	FNMA STRIPS, Series 293, Class 1, PO, 12/25/24	18
	FREMF Mortgage Trust,
200	Series 2015-K44, Class B, VAR, 3.684%, 01/25/48 (e)	197
220	Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	222
	GNMA,
90	Series 2002-22, Class CD, 6.500%, 05/17/31	100
91	Series 2003-62, Class BG, 5.000%, 07/20/33	99
358	Series 2003-65, Class AL, 5.500%, 08/20/33	408
141	Series 2003-66, Class HD, 5.500%, 08/20/33	157
541	Series 2004-16, Class AE, 5.500%, 02/20/34	607
145	Series 2004-16, Class EC, 5.500%, 02/20/34	166
283	Series 2005-11, Class PL, 5.000%, 02/20/35	308
104	Series 2005-13, Class AE, 5.000%, 09/20/34	110
176	Series 2005-13, Class BG, 5.000%, 02/20/35	199
192	Series 2005-48, Class CY, 5.000%, 06/20/35	209
311	Series 2005-54, Class JE, 5.000%, 07/20/35	345

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
100	Series 2006-1, Class LE, 5.500%, 06/20/35	111
459	Series 2006-7, Class ND, 5.500%, 08/20/35	520
260	Series 2006-50, Class JD, 5.000%, 09/20/36	297
190	Series 2006-69, Class MB, 5.500%, 12/20/36	210
125	Series 2007-33, Class LE, 5.500%, 06/20/37	139
130	Series 2007-35, Class NE, 6.000%, 06/16/37	154
147	Series 2007-79, Class BL, 5.750%, 08/20/37	165
161	Series 2008-20, Class HC, 5.750%, 06/16/37	176
38	Series 2008-23, Class YA, 5.250%, 03/20/38	41
113	Series 2008-26, Class JP, 5.250%, 03/20/38	124
197	Series 2008-33, Class PB, 5.500%, 04/20/38	222
688	Series 2008-47, Class P, 5.500%, 06/16/38	776
107	Series 2008-58, Class ZT, 6.500%, 07/20/38	127
30	Series 2008-62, Class SA, IF, IO, 5.172%, 07/20/38	4
267	Series 2008-63, Class PE, 5.500%, 07/20/38	297
41	Series 2008-68, Class PQ, 5.500%, 04/20/38	43
168	Series 2008-76, Class PD, 5.750%, 09/20/38	194
54	Series 2008-76, Class US, IF, IO, 4.922%, 09/20/38	7
95	Series 2008-89, Class JA, 5.750%, 08/20/38	97
82	Series 2008-95, Class DS, IF, IO, 6.322%, 12/20/38	14
301	Series 2009-42, Class CD, 5.000%, 06/20/39	337
438	Series 2009-47, Class LT, 5.000%, 06/20/39	492
53	Series 2009-72, Class SM, IF, IO, 5.322%, 08/16/39	8
146	Series 2009-106, Class ST, IF, IO, 5.022%, 02/20/38	23
19	Series 2010-14, Class QP, 6.000%, 12/20/39	19
105	Series 2010-157, Class OP, PO, 12/20/40	86
205	Series 2010-158, Class EP, 4.500%, 12/16/40	225
63	Series 2011-97, Class WA, VAR, 6.102%, 11/20/38	70
214	Series 2015-H20, Class FA, VAR, 1.250%, 08/20/65	213
493	Series 2015-H26, Class FG, VAR, 1.300%, 10/20/65	491
	GSR Mortgage Loan Trust,
21	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	21
10	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	10
	Impac CMB Trust,
723	Series 2004-9, Class 1A1, VAR, 1.742%, 01/25/35	658
512	Series 2005-5, Class A4, VAR, 1.742%, 08/25/35	429
962	Series 2007-A, Class M3, VAR, 2.482%, 05/25/37 (e)	810
	JP Morgan Mortgage Trust,
59	Series 2006-A2, Class 5A3, VAR, 3.118%, 11/25/33	60
39	Series 2007-A1, Class 5A5, VAR, 3.420%, 07/25/35	39
391	MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A2, VAR, 2.934%, 04/25/34	375
	MASTR Alternative Loan Trust,
6	Series 2004-5, Class 5A1, 4.750%, 06/25/19	6
346	Series 2004-6, Class 7A1, 6.000%, 07/25/34	342
430	Series 2004-6, Class 8A1, 5.500%, 07/25/34	441
450	Series 2005-6, Class 1A2, 5.500%, 12/25/35	405
	MASTR Asset Securitization Trust,
1	Series 2003-11, Class 3A1, 4.500%, 12/25/18	1
17	Series 2003-11, Class 8A1, 5.500%, 12/25/33	18
	Merrill Lynch Mortgage Investors Trust,
31	Series 2003-F, Class A1, VAR, 1.622%, 10/25/28	30
36	Series 2004-B, Class A1, VAR, 1.482%, 05/25/29	35
209	Series 2005-A5, Class A9, VAR, 2.840%, 06/25/35	204

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
53	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.666%, 04/25/34	55
9	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	9
8	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	8
90	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, VAR, 3.041%, 10/25/35	89
	RALI Trust,
597	Series 2004-QA3, Class CB2, VAR, 4.221%, 08/25/34	604
4	Series 2004-QS3, Class CB, 5.000%, 03/25/19	4
18	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	18
12	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	12
47	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	47
	Sequoia Mortgage Trust,
70	Series 2004-11, Class A1, VAR, 1.578%, 12/20/34	68
482	Series 2007-3, Class 1A1, VAR, 1.178%, 07/20/36	455
39	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	39
	Structured Asset Mortgage Investments II Trust,
29	Series 2003-AR4, Class A1, VAR, 1.678%, 01/19/34	28
158	Series 2005-AR2, Class 2A1, VAR, 1.442%, 05/25/45	138
12	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 2.933%, 12/25/33	12
47	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.723%, 12/25/44	47
569	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	624
	WaMu Mortgage Pass-Through Certificates Trust,
23	Series 2003-AR9, Class 1A6, VAR, 2.785%, 09/25/33	23
3	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	3
517	Series 2005-AR3, Class A1, VAR, 2.998%, 03/25/35	503
566	Series 2005-AR10, Class 1A4, VAR, 2.784%, 09/25/35	566
561	Series 2007-HY3, Class 3A3, VAR, 2.998%, 03/25/37	516
	Wells Fargo Mortgage-Backed Securities Trust,
11	Series 2004-EE, Class 3A1, VAR, 3.253%, 12/25/34	12
397	Series 2004-N, Class A6, VAR, 3.007%, 08/25/34	397
102	Series 2004-P, Class 2A1, VAR, 2.994%, 09/25/34	105
82	Series 2006-AR2, Class 2A3, VAR, 3.089%, 03/25/36	81

	Total Collateralized Mortgage Obligations (Cost $64,673)	65,514

Commercial Mortgage-Backed Securities — 0.7%
10	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	10
100	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	102
64	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	64
104	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, VAR, 5.256%, 07/15/44	104
271	CD Mortgage Trust, Series 2007-CD5, Class B, VAR, 6.159%, 11/15/44	275
190	COMM Mortgage Trust, Series 2006-C8, Class AJ, 5.377%, 12/10/46	190
617	Commercial Mortgage Trust, Series 2007-GG11, Class AJ, VAR, 6.053%, 12/10/49	627
4	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	4
	FNMA - ACES,
88	Series 2011-M2, Class A2, 3.645%, 04/25/21	90
400	Series 2011-M4, Class A2, 3.726%, 06/25/21	422
188	Series 2013-M7, Class A2, 2.280%, 12/27/22	186
412	Series 2013-M13, Class A2, VAR, 2.371%, 04/25/23	408
500	Series 2014-M1, Class A2, VAR, 3.246%, 07/25/23	517
355	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	375

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
550	Series 2014-M4, Class A2, VAR, 3.346%, 03/25/24	570
255	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	256
556	Series 2015-M1, Class A2, 2.532%, 09/25/24	550
800	Series 2015-M3, Class A2, 2.723%, 10/25/24	799
122	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	122
	JP Morgan Chase Commercial Mortgage Securities Trust,
400	Series 2006-LDP8, Class D, VAR, 5.618%, 05/15/45	393
500	Series 2007-LD11, Class AM, VAR, 5.841%, 06/15/49	511
600	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 6.052%, 07/15/44	594
250	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, VAR, 6.177%, 07/15/40	256
192	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.772%, 12/12/49 (e)	–	(h)
250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	260
	Morgan Stanley Capital I Trust,
423	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	423
1,242	Series 2007-HQ11, Class X, IO, VAR, 0.437%, 02/12/44 (e)	1
189	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 2.378%, 07/14/34 (e)	189
114	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 04/10/46	117
250	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	262
351	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	353
	WFRBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	533
200	Series 2012-C6, Class A4, 3.440%, 04/15/45	207

	Total Commercial Mortgage-Backed Securities (Cost $9,689)	9,770

Corporate Bonds — 12.3%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
200	Adient Global Holdings Ltd., 4.875%, 08/15/26 (e)	196
	American Axle & Manufacturing, Inc.,
25	6.250%, 04/01/25 (e)	25
25	6.500%, 04/01/27 (e)	25
55	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	55
465	Dana, Inc., 6.000%, 09/15/23	485
195	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	203
75	Tenneco, Inc., 5.000%, 07/15/26	73
175	TI Group Automotive Systems LLC, 8.750%, 07/15/23 (e)	186

		1,248

	Automobiles — 0.2%
	Daimler Finance North America LLC, (Germany),
355	1.500%, 07/05/19 (e)	350
150	2.375%, 08/01/18 (e)	151
210	2.450%, 05/18/20 (e)	210
102	8.500%, 01/18/31	154
250	Fiat Chrysler Automobiles NV, (United Kingdom), 5.250%, 04/15/23	257
95	Ford Motor Co., 5.291%, 12/08/46	95
	General Motors Co.,
227	5.000%, 04/01/35	225
160	5.200%, 04/01/45	157
200	6.600%, 04/01/36	230
97	Nissan Motor Acceptance Corp., (Japan), 1.800%, 03/15/18 (e)	97

		1,926

	Diversified Consumer Services — 0.0% (g)
95	Service Corp. International, 7.500%, 04/01/27	110

	Hotels, Restaurants & Leisure — 0.3%
265	1011778 BC ULC, (Canada), 6.000%, 04/01/22 (e)	275
165	Boyd Gaming Corp., 6.875%, 05/15/23	178
160	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	161
20	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	21
	Hilton Worldwide Finance LLC,
40	4.625%, 04/01/25 (e)	41
20	4.875%, 04/01/27 (e)	20

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
300	International Game Technology plc, 6.250%, 02/15/22 (e)	320
195	Interval Acquisition Corp., 5.625%, 04/15/23	198
100	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	104
	McDonald’s Corp.,
65	3.700%, 02/15/42	58
150	4.875%, 07/15/40	159
1,190	MGM Resorts International, 4.625%, 09/01/26	1,154
55	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	56
130	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	139
200	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	203

		3,087

	Household Durables — 0.0% (g)
15	American Greetings Corp., 7.875%, 02/15/25 (e)	16
75	Radio Systems Corp., 8.375%, 11/01/19 (e)	78
195	Tempur Sealy International, Inc., 5.625%, 10/15/23	196

		290

	Internet & Direct Marketing Retail — 0.0% (g)
280	Amazon.com, Inc., 3.800%, 12/05/24	296

	Leisure Products — 0.0% (g)
230	Vista Outdoor, Inc., 5.875%, 10/01/23	224

	Media — 0.7%
	21st Century Fox America, Inc.,
115	4.750%, 09/15/44	116
120	4.950%, 10/15/45	124
250	6.750%, 01/09/38	300
200	Altice Luxembourg SA, (Luxembourg), 7.750%, 05/15/22 (e)	212
255	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	261
208	CBS Corp., 4.000%, 01/15/26	213
	Charter Communications Operating LLC,
101	4.464%, 07/23/22	106
296	4.908%, 07/23/25	313
240	5.375%, 05/01/47 (e)	241
190	6.384%, 10/23/35	216
160	Cinemark USA, Inc., 4.875%, 06/01/23	162
	Clear Channel Worldwide Holdings, Inc.,
695	Series B, 6.500%, 11/15/22	721
420	Series B, 7.625%, 03/15/20	424
	Comcast Corp.,
50	2.350%, 01/15/27	46
300	3.000%, 02/01/24	300
160	3.200%, 07/15/36	142
133	3.375%, 08/15/25	134
115	3.400%, 07/15/46	98
175	4.600%, 08/15/45	180
70	4.750%, 03/01/44	74
100	6.450%, 03/15/37	128
25	Cox Communications, Inc., 8.375%, 03/01/39 (e)	31
	Discovery Communications LLC,
230	3.800%, 03/13/24	227
47	4.375%, 06/15/21	50
	DISH DBS Corp.,
1,025	5.875%, 11/15/24	1,076
35	7.750%, 07/01/26	41
310	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	323
380	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	396
165	Regal Entertainment Group, 5.750%, 06/15/23	171
100	Sinclair Television Group, Inc., 5.625%, 08/01/24 (e)	101
755	Sirius XM Radio, Inc., 5.375%, 04/15/25 (e)	773
125	Time Warner Cable LLC, 7.300%, 07/01/38	155
150	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	200
300	Time Warner, Inc., 3.800%, 02/15/27	297
365	UPCB Finance IV Ltd., (Netherlands), 5.375%, 01/15/25 (e)	367
	Viacom, Inc.,
33	3.250%, 03/15/23	32
17	3.875%, 04/01/24	17
125	4.375%, 03/15/43	108
225	4.850%, 12/15/34	218
30	VAR, 5.875%, 02/28/57	31
20	VAR, 6.250%, 02/28/57	20
	Videotron Ltd., (Canada),
190	5.375%, 06/15/24 (e)	197
40	5.375%, 03/31/27 (e)	40
100	Walt Disney Co. (The), 2.450%, 03/04/22	100
194	WMG Acquisition Corp., 5.625%, 04/15/22 (e)	201

		9,683

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
65	4.300%, 02/15/43	52
100	6.900%, 04/01/29	107
100	Neiman Marcus Group Ltd. LLC, 8.750% (cash), 10/15/21 (e) (v)	56
	Target Corp.,
90	3.625%, 04/15/46	81
107	6.350%, 11/01/32	136

		432

	Specialty Retail — 0.1%
120	Advance Auto Parts, Inc., 4.500%, 01/15/22	126
180	Home Depot, Inc. (The), 3.500%, 09/15/56	157
	Lowe’s Cos., Inc.,
90	3.375%, 09/15/25	92
55	4.375%, 09/15/45	57
150	5.125%, 11/15/41	171
100	O’Reilly Automotive, Inc., 3.550%, 03/15/26	100
420	PetSmart, Inc., 7.125%, 03/15/23 (e)	399

		1,102

	Total Consumer Discretionary	18,398

	Consumer Staples — 0.7%
	Beverages — 0.2%
100	Anheuser-Busch Cos. LLC, (Belgium), 7.550%, 10/01/30	140
	Anheuser-Busch InBev Finance, Inc., (Belgium),
980	3.650%, 02/01/26	991
100	3.700%, 02/01/24	103
285	4.700%, 02/01/36	302
35	4.900%, 02/01/46	38
200	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 3.750%, 01/15/22	210
94	Brown-Forman Corp., 4.500%, 07/15/45	99
100	Molson Coors Brewing Co., 2.250%, 03/15/20 (e)	100
260	PepsiCo, Inc., 3.450%, 10/06/46	235

		2,218

	Food & Staples Retailing — 0.2%
115	Albertsons Cos. LLC, 6.625%, 06/15/24 (e)	118
315	CVS Health Corp., 2.875%, 06/01/26	300
50	CVS Pass-Through Trust, 4.704%, 01/10/36 (e)	52
	Kroger Co. (The),
250	Series B, 7.700%, 06/01/29	330
25	2.300%, 01/15/19	25
205	2.650%, 10/15/26	189
125	3.875%, 10/15/46	112
25	5.400%, 07/15/40	28
	Sysco Corp.,
40	2.500%, 07/15/21	40
56	3.750%, 10/01/25	57
	Walgreens Boots Alliance, Inc.,
83	3.100%, 06/01/23	83
200	3.300%, 11/18/21	205
212	3.800%, 11/18/24	216
	Wal-Mart Stores, Inc.,
205	4.000%, 04/11/43	205
55	4.300%, 04/22/44	57
135	5.000%, 10/25/40	155

		2,172

	Food Products — 0.1%
20	AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24 (e)	20
200	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	227
100	Cargill, Inc., 3.300%, 03/01/22 (e)	103
114	Conagra Brands, Inc., 3.200%, 01/25/23	115
200	General Mills, Inc., 3.200%, 02/10/27	196
	Kellogg Co.,
100	Series B, 7.450%, 04/01/31	130
66	3.250%, 05/21/18	67
	Kraft Heinz Foods Co.,
290	4.375%, 06/01/46	271
50	5.000%, 06/04/42	50
58	5.200%, 07/15/45	60
100	6.875%, 01/26/39	125
	Mead Johnson Nutrition Co.,
38	4.125%, 11/15/25	40
150	5.900%, 11/01/39	178
200	Mondelez International Holdings Netherlands BV, 2.000%, 10/28/21 (e)	192
45	Post Holdings, Inc., 5.500%, 03/01/25 (e)	45
45	Smithfield Foods, Inc., 4.250%, 02/01/27 (e)	46
75	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	79
100	Unilever Capital Corp., (United Kingdom), 2.000%, 07/28/26	91

		2,035

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Household Products — 0.0% (g)
150	Central Garden & Pet Co., 6.125%, 11/15/23	158
195	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	199
95	HRG Group, Inc., 7.750%, 01/15/22	100
100	Kimberly-Clark Corp., 6.625%, 08/01/37	137

		594

	Tobacco — 0.2%
	Altria Group, Inc.,
260	2.850%, 08/09/22	261
105	3.875%, 09/16/46	97
195	4.000%, 01/31/24	205
215	Imperial Brands Finance plc, (United Kingdom), 3.750%, 07/21/22 (e)	221
	Philip Morris International, Inc.,
560	2.000%, 02/21/20	558
220	2.125%, 05/10/23	210
185	3.250%, 11/10/24	186
440	Reynolds American, Inc., 4.450%, 06/12/25	463

		2,201

	Total Consumer Staples	9,220

	Energy — 1.2%
	Energy Equipment & Services — 0.0% (g)
	Halliburton Co.,
100	3.500%, 08/01/23	102
198	3.800%, 11/15/25	201
125	8.750%, 02/15/21	152
	Nabors Industries, Inc.,
50	4.625%, 09/15/21	51
20	5.500%, 01/15/23 (e)	20
173	Schlumberger Holdings Corp., 4.000%, 12/21/25 (e)	180
82	Schlumberger Investment SA, 3.650%, 12/01/23	86
15	Weatherford International Ltd., 9.875%, 02/15/24 (e)	17

		809

	Oil, Gas & Consumable Fuels — 1.2%
50	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	60
35	Alta Mesa Holdings LP, 7.875%, 12/15/24 (e)	36
110	Anadarko Petroleum Corp., 5.550%, 03/15/26	122
150	ANR Pipeline Co., 9.625%, 11/01/21	193
155	Antero Midstream Partners LP, 5.375%, 09/15/24 (e)	157
275	Antero Resources Corp., 5.625%, 06/01/23	281
	Apache Corp.,
35	2.625%, 01/15/23	34
382	3.250%, 04/15/22	384
61	APT Pipelines Ltd., (Australia), 4.250%, 07/15/27 (e)	62
	Boardwalk Pipelines LP,
25	4.450%, 07/15/27	25
150	5.950%, 06/01/26	166
	BP Capital Markets plc, (United Kingdom),
341	2.750%, 05/10/23	337
50	3.119%, 05/04/26	49
90	3.216%, 11/28/23	90
240	3.224%, 04/14/24	240
145	3.535%, 11/04/24	147
140	3.588%, 04/14/27	141
60	3.814%, 02/10/24	62
	Buckeye Partners LP,
50	3.950%, 12/01/26	49
119	4.150%, 07/01/23	122
25	4.350%, 10/15/24	25
105	5.600%, 10/15/44	108
	Canadian Natural Resources Ltd., (Canada),
90	3.800%, 04/15/24	91
165	3.900%, 02/01/25	166
150	6.450%, 06/30/33	170
	Cenovus Energy, Inc., (Canada),
50	3.800%, 09/15/23	51
45	5.200%, 09/15/43	44
170	6.750%, 11/15/39	194
60	Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25 (e)	63
235	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	246
	Chevron Corp.,
155	2.498%, 03/03/22	156
447	2.895%, 03/03/24	449
200	CNOOC Nexen Finance 2014 ULC, (China), 4.250%, 04/30/24	208
190	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	199
100	ConocoPhillips, 6.500%, 02/01/39	127

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	ConocoPhillips Co.,
95	4.150%, 11/15/34	95
123	4.200%, 03/15/21	131
250	Continental Resources, Inc., 4.500%, 04/15/23	244
70	Devon Energy Corp., 5.000%, 06/15/45	70
116	Ecopetrol SA, (Colombia), 5.375%, 06/26/26	118
35	Encana Corp., (Canada), 6.625%, 08/15/37	39
	Energy Transfer Partners LP,
70	3.600%, 02/01/23	69
45	4.050%, 03/15/25	45
80	5.150%, 02/01/43	75
100	6.625%, 10/15/36	111
150	EnLink Midstream Partners LP, 4.150%, 06/01/25	148
	Enterprise Products Operating LLC,
51	3.700%, 02/15/26	51
33	3.900%, 02/15/24	34
60	4.850%, 08/15/42	60
100	4.850%, 03/15/44	101
265	4.900%, 05/15/46	271
150	5.100%, 02/15/45	157
200	EOG Resources, Inc., 4.150%, 01/15/26	209
	EP Energy LLC,
60	8.000%, 11/29/24 (e)	63
60	8.000%, 02/15/25 (e)	56
149	Exxon Mobil Corp., 3.567%, 03/06/45	140
125	Halcon Resources Corp., 6.750%, 02/15/25 (e)	123
	Hess Corp.,
135	4.300%, 04/01/27	133
120	5.800%, 04/01/47	125
200	Kerr-McGee Corp., 7.875%, 09/15/31	256
65	Kinder Morgan Energy Partners LP, 5.625%, 09/01/41	65
	Kinder Morgan, Inc.,
65	5.300%, 12/01/34	65
100	5.550%, 06/01/45	103
75	Laredo Petroleum, Inc., 7.375%, 05/01/22	78
	Magellan Midstream Partners LP,
150	4.250%, 02/01/21	158
15	4.250%, 09/15/46	14
75	5.000%, 03/01/26	83
125	5.150%, 10/15/43	132
	Marathon Oil Corp.,
47	2.800%, 11/01/22	45
135	6.600%, 10/01/37	153
55	Marathon Petroleum Corp., 4.750%, 09/15/44	50
	MEG Energy Corp., (Canada),
30	6.500%, 01/15/25 (e)	30
280	7.000%, 03/31/24 (e)	251
	MPLX LP,
45	4.000%, 02/15/25	45
105	4.125%, 03/01/27	104
70	4.875%, 12/01/24	74
20	5.200%, 03/01/47	20
215	Newfield Exploration Co., 5.750%, 01/30/22	228
	Noble Energy, Inc.,
65	5.050%, 11/15/44	66
35	5.250%, 11/15/43	37
30	5.625%, 05/01/21	31
360	Oasis Petroleum, Inc., 6.875%, 01/15/23	366
136	Occidental Petroleum Corp., 3.500%, 06/15/25	137
	ONEOK Partners LP,
200	4.900%, 03/15/25	212
140	6.125%, 02/01/41	155
25	Parsley Energy LLC, 5.250%, 08/15/25 (e)	25
	Petroleos Mexicanos, (Mexico),
117	4.500%, 01/23/26	112
29	4.875%, 01/18/24	29
225	Phillips 66, 4.875%, 11/15/44	226
55	Phillips 66 Partners LP, 4.900%, 10/01/46	52
	Plains All American Pipeline LP,
20	3.850%, 10/15/23	20
300	4.650%, 10/15/25	309
190	5.750%, 01/15/20	205
205	Range Resources Corp., 4.875%, 05/15/25	196
25	RSP Permian, Inc., 5.250%, 01/15/25 (e)	25
	Sabine Pass Liquefaction LLC,
200	5.750%, 05/15/24	218
365	6.250%, 03/15/22	405
	Southwestern Energy Co.,
55	4.100%, 03/15/22	51
90	6.700%, 01/23/25	89
	Spectra Energy Capital LLC,
139	3.300%, 03/15/23	137

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
100	8.000%, 10/01/19	113
	Spectra Energy Partners LP,
50	3.375%, 10/15/26	47
35	4.500%, 03/15/45	33
	Statoil ASA, (Norway),
63	3.150%, 01/23/22	65
150	3.950%, 05/15/43	145
45	Summit Midstream Holdings LLC, 5.750%, 04/15/25	45
	Suncor Energy, Inc., (Canada),
100	5.950%, 12/01/34	118
170	6.100%, 06/01/18	179
	Sunoco Logistics Partners Operations LP,
20	5.300%, 04/01/44	19
155	5.350%, 05/15/45	151
240	5.500%, 02/15/20	258
220	Targa Resources Partners LP, 4.250%, 11/15/23	215
	Tesoro Logistics LP,
35	5.250%, 01/15/25	37
75	6.250%, 10/15/22	79
105	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	110
171	Total Capital Canada Ltd., (France), 2.750%, 07/15/23	170
	Total Capital International SA, (France),
123	2.700%, 01/25/23	122
28	3.750%, 04/10/24	29
225	TransCanada PipeLines Ltd., (Canada), 4.625%, 03/01/34	236
	Transcanada Trust, (Canada),
100	VAR, 5.300%, 03/15/77	99
15	VAR, 5.625%, 05/20/75	15
	Western Gas Partners LP,
50	3.950%, 06/01/25	50
40	4.650%, 07/01/26	41
30	5.450%, 04/01/44	31
255	Whiting Petroleum Corp., 5.750%, 03/15/21	253
45	WildHorse Resource Development Corp., 6.875%, 02/01/25 (e)	43
250	WPX Energy, Inc., 8.250%, 08/01/23	278

		15,760

	Total Energy	16,569

	Financials — 3.4%
	Banks — 1.6%
280	ABN AMRO Bank NV, (Netherlands), 1.800%, 09/20/19 (e)	277
200	Australia & New Zealand Banking Group Ltd., (Australia), 4.400%, 05/19/26 (e)	205
	Bank of America Corp.,
390	Series K, VAR, 8.000%, 01/30/18 (x) (y)	402
385	Series L, 3.950%, 04/21/25	383
116	Series V, VAR, 5.125%, 06/17/19 (x) (y)	116
230	Series X, VAR, 6.250%, 09/05/24 (x) (y)	242
245	2.503%, 10/21/22	239
235	3.300%, 01/11/23	236
70	3.875%, 08/01/25	71
63	4.125%, 01/22/24	66
190	4.450%, 03/03/26	195
50	5.000%, 01/21/44	54
130	5.625%, 07/01/20	143
455	VAR, 3.124%, 01/20/23	457
890	VAR, 3.824%, 01/20/28	892
165	VAR, 4.443%, 01/20/48	165
250	Bank of America NA, 2.050%, 12/07/18	251
160	Bank of Montreal, (Canada), 1.900%, 08/27/21	156
	Bank of Nova Scotia (The), (Canada),
80	2.350%, 10/21/20	80
70	2.450%, 03/22/21	70
200	2.700%, 03/07/22	200
150	2.800%, 07/21/21	152
	Barclays plc, (United Kingdom),
265	2.000%, 03/16/18	265
400	3.684%, 01/10/23	402
850	Capital One Bank USA NA, 3.375%, 02/15/23	848
375	Capital One NA, 2.350%, 08/17/18	377
	Citigroup, Inc.,
55	Series N, VAR, 5.800%, 11/15/19 (x) (y)	56
110	Series O, VAR, 5.875%, 03/27/20 (x) (y)	114
335	1.750%, 05/01/18	335
110	2.150%, 07/30/18	110
500	3.400%, 05/01/26	487
45	4.300%, 11/20/26	46
70	4.400%, 06/10/25	71
145	4.450%, 09/29/27	147
125	4.600%, 03/09/26	129
55	4.750%, 05/18/46	54
107	6.675%, 09/13/43	136
975	VAR, 3.887%, 01/10/28	979

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Commonwealth Bank of Australia, (Australia),
350	2.250%, 03/10/20 (e)	350
200	4.500%, 12/09/25 (e)	209
120	Cooperatieve Rabobank UA, (Netherlands), 3.875%, 02/08/22	126
200	Credit Agricole SA, (France), VAR, 6.625%, 09/23/19 (e) (x) (y)	197
200	Danske Bank A/S, (Denmark), 2.200%, 03/02/20 (e)	200
250	Discover Bank, 4.200%, 08/08/23	260
	Fifth Third Bancorp,
40	2.875%, 07/27/20	40
115	8.250%, 03/01/38	164
	HSBC Bank plc, (United Kingdom),
585	4.125%, 08/12/20 (e)	618
150	4.750%, 01/19/21 (e)	161
	HSBC Holdings plc, (United Kingdom),
800	4.250%, 03/14/24	810
265	VAR, 3.262%, 03/13/23	266
285	VAR, 4.041%, 03/13/28	288
200	VAR, 6.875%, 06/01/21 (x) (y)	213
200	ING Groep NV, (Netherlands), 3.950%, 03/29/27	200
267	KeyCorp, 5.100%, 03/24/21	291
900	Lloyds Bank plc, (United Kingdom), 2.050%, 01/22/19	901
400	Lloyds Banking Group plc, (United Kingdom), 3.750%, 01/11/27	393
59	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.998%, 02/22/22	60
95	MUFG Americas Holdings Corp., 3.000%, 02/10/25	92
250	PNC Bank NA, 1.950%, 03/04/19	251
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	189
165	Royal Bank of Canada, (Canada), 2.750%, 02/01/22	167
200	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	200
230	Societe Generale SA, (France), VAR, 7.375%, 09/13/21 (e) (x) (y)	234
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	212
97	SunTrust Banks, Inc., 2.500%, 05/01/19	98
200	Swedbank AB, (Sweden), 2.800%, 03/14/22 (e)	200
	Toronto-Dominion Bank (The), (Canada),
125	2.125%, 04/07/21	124
150	2.500%, 12/14/20	151
330	UBS Group Funding Jersey Ltd., (Switzerland), 2.650%, 02/01/22 (e)	324
	US Bancorp,
140	Series J, VAR, 5.300%, 04/15/27 (x) (y)	143
200	Series V, 2.625%, 01/24/22 (x) (y)	201
	Wells Fargo & Co.,
150	Series N, 2.150%, 01/30/20	150
150	Series S, VAR, 5.900%, 06/15/24 (x) (y)	157
350	2.500%, 03/04/21	349
205	3.000%, 10/23/26	196
810	3.069%, 01/24/23	814
300	3.550%, 09/29/25	302
40	4.400%, 06/14/46	39
55	4.650%, 11/04/44	55
329	4.750%, 12/07/46	336
65	4.900%, 11/17/45	68
	Westpac Banking Corp., (Australia),
215	2.000%, 08/19/21	210
85	2.600%, 11/23/20	86
170	VAR, 4.322%, 11/23/31	172

		20,875

	Capital Markets — 0.9%
200	Ameriprise Financial, Inc., 4.000%, 10/15/23	211
	Bank of New York Mellon Corp. (The),
105	Series D, VAR, 4.500%, 06/20/23 (x) (y)	99
95	Series E, VAR, 4.950%, 06/20/20 (x) (y)	98
291	Series F, VAR, 4.625%, 09/20/26 (x) (y)	280
195	2.050%, 05/03/21	193
120	2.500%, 04/15/21	120
100	2.600%, 02/07/22	100
100	4.150%, 02/01/21	106
180	BlackRock, Inc., 3.200%, 03/15/27	180
44	Blackstone Holdings Finance Co. LLC, 4.450%, 07/15/45 (e)	42
100	Charles Schwab Corp. (The), 3.200%, 03/02/27	99
49	CME Group, Inc., 5.300%, 09/15/43	59
250	Credit Suisse Group AG, (Switzerland),	250
	1.750%, 01/29/18
	Credit Suisse Group AG, (Switzerland),
625	3.574%, 01/09/23 (e)	624
200	VAR, 6.250%, 12/18/24 (e) (x) (y)	203
100	Credit Suisse USA, Inc., (Switzerland), 7.125%, 07/15/32	135

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Deutsche Bank AG, (Germany),
35	1.875%, 02/13/18	35
115	2.950%, 08/20/20	115
320	4.250%, 10/14/21 (e)	328
85	6.000%, 09/01/17	87
	Goldman Sachs Group, Inc. (The),
165	Series L, VAR, 5.700%, 05/10/19 (x) (y)	171
465	2.350%, 11/15/21	456
170	2.375%, 01/22/18	171
583	2.750%, 09/15/20	588
335	3.000%, 04/26/22	335
294	3.500%, 01/23/25	293
200	3.500%, 11/16/26	196
150	3.625%, 01/22/23	154
121	3.850%, 07/08/24	124
570	3.850%, 01/26/27	572
36	4.250%, 10/21/25	37
170	4.750%, 10/21/45	179
120	5.150%, 05/22/45	126
94	Intercontinental Exchange, Inc., 4.000%, 10/15/23	99
62	Invesco Finance plc, 3.750%, 01/15/26	64
262	Jefferies Group LLC, 6.875%, 04/15/21	299
150	Macquarie Bank Ltd., (Australia), 4.000%, 07/29/25 (e)	156
80	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	89
	Morgan Stanley,
265	Series H, VAR, 5.450%, 07/15/19 (x) (y)	270
105	Series F, 3.875%, 04/29/24	108
120	2.375%, 07/23/19	121
390	2.625%, 11/17/21	387
70	2.650%, 01/27/20	71
823	2.800%, 06/16/20	833
300	3.625%, 01/20/27	298
42	3.750%, 02/25/23	43
170	3.875%, 01/27/26	172
200	3.950%, 04/23/27	198
45	4.300%, 01/27/45	44
110	4.375%, 01/22/47	109
352	5.000%, 11/24/25	378
310	VAR, 2.210%, 01/20/22	313
47	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	52
36	State Street Corp., 3.100%, 05/15/23	36
149	TD Ameritrade Holding Corp., 2.950%, 04/01/22	151
	Thomson Reuters Corp.,
88	4.500%, 05/23/43	83
150	5.850%, 04/15/40	167
200	UBS Group Funding Switzerland AG, (Switzerland), 4.253%, 03/23/28 (e)	202

		11,509

	Consumer Finance — 0.4%
	AerCap Ireland Capital DAC, (Netherlands),
150	3.500%, 05/26/22	151
240	3.950%, 02/01/22	246
380	4.625%, 07/01/22	401
	Ally Financial, Inc.,
645	4.250%, 04/15/21	658
155	5.750%, 11/20/25	159
200	American Express Credit Corp., 2.700%, 03/03/22	200
	Capital One Financial Corp.,
85	3.750%, 07/28/26	82
175	4.200%, 10/29/25	176
	Caterpillar Financial Services Corp.,
100	2.850%, 06/01/22	101
121	3.750%, 11/24/23	127
	Ford Motor Credit Co. LLC,
200	2.375%, 01/16/18	201
400	3.339%, 03/28/22	401
200	3.664%, 09/08/24	197
380	3.810%, 01/09/24	380
325	4.134%, 08/04/25	326
	General Motors Financial Co., Inc.,
65	3.100%, 01/15/19	66
20	4.000%, 01/15/25	20
55	4.000%, 10/06/26	54
120	4.250%, 05/15/23	124
70	4.350%, 01/17/27	71
	John Deere Capital Corp.,
50	Series 0014, 2.450%, 09/11/20	50
395	2.800%, 03/04/21	403
80	Synchrony Financial, 4.250%, 08/15/24	82
200	Toyota Motor Credit Corp., 2.625%, 01/10/23	200

		4,876

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — 0.2%
35	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25 (e)	35
200	EDP Finance BV, (Portugal), 5.250%, 01/14/21 (e)	214
606	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	640
	National Rural Utilities Cooperative Finance Corp.,
125	2.700%, 02/15/23	124
220	2.950%, 02/07/24	220
	Shell International Finance BV, (Netherlands),
140	2.500%, 09/12/26	132
45	3.250%, 05/11/25	46
290	3.400%, 08/12/23	299
32	3.750%, 09/12/46	29
175	4.000%, 05/10/46	168
100	4.550%, 08/12/43	104
	Siemens Financieringsmaatschappij NV, (Germany),
250	2.000%, 09/15/23 (e)	237
250	3.125%, 03/16/24 (e)	252
45	Voya Financial, Inc., 3.650%, 06/15/26	44

		2,544

	Insurance — 0.3%
	Allstate Corp. (The),
61	3.150%, 06/15/23	62
120	5.950%, 04/01/36	150
	American International Group, Inc.,
270	3.875%, 01/15/35	247
306	4.125%, 02/15/24	314
42	4.500%, 07/16/44	40
60	4.800%, 07/10/45	59
28	Aon Corp., 6.250%, 09/30/40	33
	Chubb INA Holdings, Inc.,
200	2.700%, 03/13/23	198
65	2.875%, 11/03/22	66
88	3.150%, 03/15/25	88
	CNA Financial Corp.,
17	3.950%, 05/15/24	17
13	4.500%, 03/01/26	14
40	Guardian Life Global Funding, 2.000%, 04/26/21 (e)	39
275	Lincoln National Corp., 4.200%, 03/15/22	290
	Manulife Financial Corp., (Canada),
200	5.375%, 03/04/46	232
220	VAR, 4.061%, 02/24/32	220
	Marsh & McLennan Cos., Inc.,
118	2.350%, 03/06/20	119
24	2.750%, 01/30/22	24
	MassMutual Global Funding II,
200	2.000%, 04/15/21 (e)	196
105	2.100%, 08/02/18 (e)	105
	MetLife, Inc.,
135	Series C, VAR, 5.250%, 06/15/20 (x) (y)	139
30	4.050%, 03/01/45	29
70	4.125%, 08/13/42	68
35	4.721%, 12/15/44	37
350	4.875%, 11/13/43	382
45	6.400%, 12/15/36	49
	New York Life Global Funding,
55	2.000%, 04/13/21 (e)	54
130	2.100%, 01/02/19 (e)	131
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	78
100	Progressive Corp. (The), 4.350%, 04/25/44	105
	Prudential Financial, Inc.,
180	5.100%, 08/15/43	200
175	VAR, 5.200%, 03/15/44	180
250	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	326
55	Swiss Re Treasury US Corp., (Switzerland), 4.250%, 12/06/42 (e)	54
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	99

		4,444

	Thrifts & Mortgage Finance — 0.0% (g)
250	BPCE SA, (France), 2.650%, 02/03/21	249

	Total Financials	44,497

	Health Care — 1.1%
	Biotechnology — 0.2%
	AbbVie, Inc.,
47	3.200%, 11/06/22	47
105	4.300%, 05/14/36	102
75	4.450%, 05/14/46	72
150	4.500%, 05/14/35	150
	Amgen, Inc.,
75	2.600%, 08/19/26	69
300	3.625%, 05/15/22	312
160	4.400%, 05/01/45	155
78	Baxalta, Inc., 3.600%, 06/23/22	80
	Biogen, Inc.,
92	3.625%, 09/15/22	95
40	5.200%, 09/15/45	43

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
	Celgene Corp.,
132	3.625%, 05/15/24	133
100	3.950%, 10/15/20	105
70	5.000%, 08/15/45	73
	Gilead Sciences, Inc.,
9	2.500%, 09/01/23	9
100	2.550%, 09/01/20	101
10	3.500%, 02/01/25	10
10	3.700%, 04/01/24	10
60	4.000%, 09/01/36	57
55	4.500%, 02/01/45	54
215	4.600%, 09/01/35	222
15	4.750%, 03/01/46	15

		1,914

	Health Care Equipment & Supplies — 0.2%
	Abbott Laboratories,
115	3.750%, 11/30/26	115
145	4.750%, 11/30/36	149
149	Becton Dickinson and Co., 2.675%, 12/15/19	151
235	DJO Finco, Inc., 8.125%, 06/15/21 (e)	203
	Hill-Rom Holdings, Inc.,
15	5.000%, 02/15/25 (e)	15
225	5.750%, 09/01/23 (e)	233
	Liberty Property LP,
45	3.375%, 06/15/23	45
50	4.400%, 02/15/24	53
335	Mallinckrodt International Finance SA, 5.625%, 10/15/23 (e)	318
585	Medtronic Global Holdings SCA, 3.350%, 04/01/27	589
245	Medtronic, Inc., 4.375%, 03/15/35	257
100	Stryker Corp., 4.625%, 03/15/46	103

		2,231

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
100	3.500%, 11/15/24	102
123	4.750%, 03/15/44	133
	Anthem, Inc.,
60	2.300%, 07/15/18	60
50	4.625%, 05/15/42	51
95	5.100%, 01/15/44	102
200	5.850%, 01/15/36	232
94	Cardinal Health, Inc., 3.750%, 09/15/25	97
245	Cigna Corp., 4.000%, 02/15/22	257
85	DaVita, Inc., 5.000%, 05/01/25	85
	Express Scripts Holding Co.,
190	3.400%, 03/01/27	179
240	3.500%, 06/15/24	236
	HCA, Inc.,
190	5.250%, 04/15/25	202
1,895	5.375%, 02/01/25	1,971
230	HealthSouth Corp., 5.750%, 11/01/24	232
170	Kindred Healthcare, Inc., 8.750%, 01/15/23	170
	Tenet Healthcare Corp.,
540	6.750%, 06/15/23	531
20	7.500%, 01/01/22 (e)	22
410	8.125%, 04/01/22	427
	UnitedHealth Group, Inc.,
30	2.750%, 02/15/23	30
200	2.875%, 03/15/23	201
185	3.100%, 03/15/26	183
105	3.950%, 10/15/42	102
120	4.625%, 07/15/35	130

		5,735

	Health Care Technology — 0.0% (g)
200	Quintiles IMS, Inc., 5.000%, 10/15/26 (e)	201

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
315	2.950%, 09/19/26	300
46	3.150%, 01/15/23	46
46	4.150%, 02/01/24	48

		394

	Pharmaceuticals — 0.3%
	Actavis Funding SCS,
42	3.450%, 03/15/22	43
255	4.550%, 03/15/35	256
200	Allergan, Inc., 2.800%, 03/15/23	193
245	Bristol-Myers Squibb Co., 3.250%, 02/27/27	244
69	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	75
	Mylan NV,
200	3.150%, 06/15/21	201
131	3.950%, 06/15/26	128
	Mylan, Inc.,
65	2.600%, 06/24/18	65
105	3.125%, 01/15/23 (e)	102
170	Pfizer, Inc., 4.000%, 12/15/36	172
100	Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	97

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
125	Teva Pharmaceutical Finance Co. BV, (Israel), Series 2, 3.650%, 11/10/21	127
80	Teva Pharmaceutical Finance IV LLC, (Israel), 2.250%, 03/18/20	79
	Teva Pharmaceutical Finance Netherlands III BV, (Israel),
95	2.800%, 07/21/23	90
405	3.150%, 10/01/26	372
40	4.100%, 10/01/46	34
	Valeant Pharmaceuticals International, Inc.,
1,475	5.875%, 05/15/23 (e)	1,145
30	6.500%, 03/15/22 (e)	31
85	7.000%, 03/15/24 (e)	87
19	Zoetis, Inc., 1.875%, 02/01/18	19

		3,560

	Total Health Care	14,035

	Industrials — 0.9%
	Aerospace & Defense — 0.1%
140	Arconic, Inc., 5.900%, 02/01/27	150
50	Boeing Co. (The), 6.625%, 02/15/38	68
175	KLX, Inc., 5.875%, 12/01/22 (e)	180
55	L3 Technologies, Inc., 3.850%, 12/15/26	56
	Lockheed Martin Corp.,
240	3.550%, 01/15/26	243
130	3.800%, 03/01/45	122
150	Precision Castparts Corp., 4.200%, 06/15/35	153
	Rockwell Collins, Inc.,
150	2.800%, 03/15/22	150
105	3.200%, 03/15/24	105
60	3.500%, 03/15/27	60
35	4.350%, 04/15/47	35
40	Textron, Inc., 3.875%, 03/01/25	41
125	TransDigm, Inc., 6.500%, 05/15/25	126
	United Technologies Corp.,
90	3.750%, 11/01/46	85
35	4.150%, 05/15/45	35
180	5.400%, 05/01/35	210

		1,819

	Air Freight & Logistics — 0.0% (g)
185	FedEx Corp., 4.100%, 02/01/45	172
310	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	326

		498

	Building Products — 0.1%
200	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	206
	Johnson Controls International plc,
160	4.250%, 03/01/21	169
45	4.500%, 02/15/47	46
125	5.000%, 03/30/20	134
45	Masco Corp., 3.500%, 04/01/21	46
95	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	98

		699

	Commercial Services & Supplies — 0.1%
45	ACCO Brands Corp., 5.250%, 12/15/24 (e)	45
	ADT Corp. (The),
130	3.500%, 07/15/22	125
80	4.125%, 06/15/23	76
295	Clean Harbors, Inc., 5.125%, 06/01/21	301
150	Republic Services, Inc., 5.500%, 09/15/19	162
	Waste Management, Inc.,
110	2.900%, 09/15/22	112
37	4.600%, 03/01/21	40

		861

	Construction & Engineering — 0.0% (g)
190	AECOM, 5.875%, 10/15/24	202

	Electrical Equipment — 0.0% (g)
160	Eaton Corp., 4.000%, 11/02/32	162

	Industrial Conglomerates — 0.1%
	General Electric Co.,
150	Series D, VAR, 5.000%, 01/21/21 (x) (y)	158
175	3.375%, 03/11/24	181
45	4.500%, 03/11/44	49
61	6.750%, 03/15/32	82
139	Honeywell International, Inc., 3.350%, 12/01/23	143
120	Koninklijke Philips NV, (Netherlands), 3.750%, 03/15/22	125
50	Pentair Finance SA, (United Kingdom), 4.650%, 09/15/25	52
	Roper Technologies, Inc.,
31	3.000%, 12/15/20	32
85	3.800%, 12/15/26	85

		907

	Machinery — 0.0% (g)
35	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	32
	Parker-Hannifin Corp.,
90	3.250%, 03/01/27 (e)	90

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
80	4.100%, 03/01/47 (e)	80
195	SPX FLOW, Inc., 5.625%, 08/15/24 (e)	197
45	Terex Corp., 5.625%, 02/01/25 (e)	46
65	Xylem, Inc., 4.375%, 11/01/46	64

		509

	Professional Services — 0.0% (g)
78	Equifax, Inc., 2.300%, 06/01/21	77

	Road & Rail — 0.3%
435	Avis Budget Car Rental LLC, 6.375%, 04/01/24 (e)	436
	Burlington Northern Santa Fe LLC,
75	3.000%, 03/15/23	76
120	3.900%, 08/01/46	115
140	4.125%, 06/15/47	140
200	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	266
	Canadian Pacific Railway Co., (Canada),
150	4.800%, 09/15/35	163
63	7.125%, 10/15/31	85
255	CSX Corp., 2.600%, 11/01/26	239
	ERAC USA Finance LLC,
40	2.800%, 11/01/18 (e)	40
150	3.850%, 11/15/24 (e)	153
90	4.200%, 11/01/46 (e)	82
35	4.500%, 08/16/21 (e)	37
283	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	301
	Hertz Corp. (The),
305	5.500%, 10/15/24 (e)	265
175	6.250%, 10/15/22	166
150	JB Hunt Transport Services, Inc., 3.300%, 08/15/22	152
391	Norfolk Southern Corp., 4.837%, 10/01/41	423
	Penske Truck Leasing Co. LP,
35	2.500%, 06/15/19 (e)	35
330	4.200%, 04/01/27 (e)	336
	Ryder System, Inc.,
83	2.450%, 09/03/19	83
113	2.500%, 05/11/20	114
43	3.500%, 06/01/17	43
	Union Pacific Corp.,
305	3.000%, 04/15/27	301
300	3.799%, 10/01/51	280
105	4.000%, 04/15/47	104

		4,435

	Trading Companies & Distributors — 0.2%
	Air Lease Corp.,
95	3.000%, 09/15/23	93
120	3.375%, 06/01/21	122
325	3.625%, 04/01/27	316
230	Aircastle Ltd., 5.000%, 04/01/23	242
280	Aviation Capital Group Corp., 2.875%, 01/20/22 (e)	278
105	H&E Equipment Services, Inc., 7.000%, 09/01/22	110
200	HD Supply, Inc., 5.750%, 04/15/24 (e)	210
272	International Lease Finance Corp., 3.875%, 04/15/18	277
335	United Rentals North America, Inc., 5.500%, 07/15/25	345
68	WW Grainger, Inc., 4.600%, 06/15/45	74

		2,067

	Total Industrials	12,236

	Information Technology — 0.8%
	Communications Equipment — 0.1%
230	Cisco Systems, Inc., 1.850%, 09/20/21	226
420	CommScope Technologies LLC, 6.000%, 06/15/25 (e)	440
	Harris Corp.,
155	2.700%, 04/27/20	156
225	3.832%, 04/27/25	229
250	4.854%, 04/27/35	267
20	5.054%, 04/27/45	22

		1,340

	Electronic Equipment, Instruments & Components — 0.1%
230	Anixter, Inc., 5.500%, 03/01/23	239
	Arrow Electronics, Inc.,
100	4.500%, 03/01/23	104
150	6.000%, 04/01/20	163
255	Belden, Inc., 5.500%, 09/01/22 (e)	260

		766

	Internet Software & Services — 0.0% (g)
105	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	108
120	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	126
250	Zayo Group LLC, 6.375%, 05/15/25	270

		504

	IT Services — 0.1%
69	Everett Spinco, Inc., 4.250%, 04/15/24 (e)	70
830	First Data Corp., 5.750%, 01/15/24 (e)	856

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — continued
40	Gartner, Inc., 5.125%, 04/01/25 (e)	41
130	International Business Machines Corp., 7.000%, 10/30/25	166
205	Visa, Inc., 3.150%, 12/14/25	206
180	Western Union Co. (The), 3.600%, 03/15/22	181

		1,520

	Semiconductors & Semiconductor Equipment — 0.1%
190	Amkor Technology, Inc., 6.375%, 10/01/22	196
	Analog Devices, Inc.,
157	3.125%, 12/05/23	156
130	3.500%, 12/05/26	129
	Broadcom Corp.,
155	3.000%, 01/15/22 (e)	155
351	3.625%, 01/15/24 (e)	353
	Intel Corp.,
235	2.600%, 05/19/26	225
120	4.100%, 05/19/46	120
285	Micron Technology, Inc., 5.250%, 01/15/24 (e)	293
400	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	424

		2,051

	Software — 0.2%
155	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	159
170	Infor US, Inc., 6.500%, 05/15/22	175
90	Informatica LLC, 7.125%, 07/15/23 (e)	88
	Microsoft Corp.,
195	2.400%, 08/08/26	184
265	3.700%, 08/08/46	248
160	3.750%, 05/01/43	152
95	3.750%, 02/12/45	90
497	4.100%, 02/06/37	511
	Oracle Corp.,
391	2.400%, 09/15/23	380
80	2.650%, 07/15/26	76
60	3.850%, 07/15/36	59
185	4.000%, 07/15/46	176
45	4.125%, 05/15/45	44

		2,342

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
146	3.000%, 02/09/24	147
256	3.200%, 05/13/25	259
605	3.250%, 02/23/26	611
255	3.450%, 02/09/45	228
	Diamond 1 Finance Corp.,
120	4.420%, 06/15/21 (e)	126
80	5.450%, 06/15/23 (e)	86
335	6.020%, 06/15/26 (e)	366
	Western Digital Corp.,
180	7.375%, 04/01/23 (e)	197
220	10.500%, 04/01/24	259

		2,279

	Total Information Technology	10,802

	Materials — 0.4%
	Chemicals — 0.2%
	Agrium, Inc., (Canada),
22	3.375%, 03/15/25	22
120	4.125%, 03/15/35	115
100	6.125%, 01/15/41	117
200	Air Liquide Finance SA, (France), 1.750%, 09/27/21 (e)	193
	CF Industries, Inc.,
80	3.400%, 12/01/21 (e)	80
285	4.500%, 12/01/26 (e)	289
85	5.375%, 03/15/44	74
	Dow Chemical Co. (The),
19	3.000%, 11/15/22	19
19	4.125%, 11/15/21	20
89	EI du Pont de Nemours & Co., 4.150%, 02/15/43	87
140	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	159
255	Hexion, Inc., 6.625%, 04/15/20	234
480	INEOS Group Holdings SA, (Luxembourg), 5.625%, 08/01/24 (e)	481
215	LSB Industries, Inc., SUB, 8.500%, 08/01/19	209
125	LYB International Finance BV, 4.875%, 03/15/44	130
	Mosaic Co. (The),
100	4.250%, 11/15/23	103
166	5.625%, 11/15/43	171
250	Potash Corp. of Saskatchewan, Inc., (Canada), 3.625%, 03/15/24	251
90	Rain CII Carbon LLC, 7.250%, 04/01/25 (e)	90
30	Scotts Miracle-Gro Co. (The), 5.250%, 12/15/26 (e)	30
200	Trinseo Materials Operating SCA, 6.750%, 05/01/22 (e)	211
150	Union Carbide Corp., 7.750%, 10/01/96	190

		3,275

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Construction Materials — 0.0% (g)
200	CRH America, Inc., (Ireland), 3.875%, 05/18/25 (e)	205

	Containers & Packaging — 0.1%
	Ardagh Packaging Finance plc, (Ireland),
200	6.000%, 02/15/25 (e)	202
340	7.250%, 05/15/24 (e)	364
35	BWAY Holding Co., 5.500%, 04/15/24 (e)	35
150	International Paper Co., 3.800%, 01/15/26	152
195	Reynolds Group Issuer, Inc., (New Zealand), 5.750%, 10/15/20	201

		954

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
70	4.125%, 02/24/42	70
34	5.000%, 09/30/43	38
	Freeport-McMoRan, Inc.,
250	3.550%, 03/01/22	232
40	3.875%, 03/15/23	37
100	4.550%, 11/14/24	93
20	Newcrest Finance Pty. Ltd., (Australia), 5.750%, 11/15/41 (e)	21
	Nucor Corp.,
127	4.000%, 08/01/23	134
75	5.200%, 08/01/43	85
367	Vale Overseas Ltd., (Brazil), 6.250%, 08/10/26	397

		1,107

	Total Materials	5,541

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
145	3.125%, 01/15/27	136
125	3.375%, 10/15/26	119
165	3.450%, 09/15/21	168
40	3.500%, 01/31/23	40
40	4.400%, 02/15/26	41
	Boston Properties LP,
85	3.800%, 02/01/24	87
320	3.850%, 02/01/23	332
	Brixmor Operating Partnership LP,
80	3.850%, 02/01/25	79
125	3.875%, 08/15/22	128
	Crown Castle International Corp.,
45	3.400%, 02/15/21	46
72	3.700%, 06/15/26	71
318	4.450%, 02/15/26	330
170	DDR Corp., 3.500%, 01/15/21	172
	Duke Realty LP,
75	3.875%, 02/15/21	78
84	4.375%, 06/15/22	89
190	Equinix, Inc., 5.875%, 01/15/26	202
158	ERP Operating LP, 4.625%, 12/15/21	170
100	GEO Group, Inc. (The), 5.875%, 10/15/24	102
	HCP, Inc.,
352	3.875%, 08/15/24	354
65	4.200%, 03/01/24	66
26	Hospitality Properties Trust, 4.950%, 02/15/27	27
	Kimco Realty Corp.,
115	3.200%, 05/01/21	116
20	3.400%, 11/01/22	20
150	3.800%, 04/01/27	149
120	MGM Growth Properties Operating Partnership LP, 5.625%, 05/01/24	127
51	National Retail Properties, Inc., 3.600%, 12/15/26	50
	Prologis LP,
19	3.750%, 11/01/25	20
38	4.250%, 08/15/23	40
	Realty Income Corp.,
80	3.000%, 01/15/27	75
100	3.875%, 07/15/24	103
100	4.125%, 10/15/26	103
250	Scentre Group Trust 1, (Australia), 3.500%, 02/12/25 (e)	250
17	Simon Property Group LP, 4.375%, 03/01/21	18
170	UDR, Inc., 2.950%, 09/01/26	159
	Uniti Group, Inc.,
155	6.000%, 04/15/23 (e)	161
25	7.125%, 12/15/24 (e)	26
170	8.250%, 10/15/23	179
	Ventas Realty LP,
80	2.700%, 04/01/20	81
59	3.750%, 05/01/24	59
100	3.850%, 04/01/27	99
193	4.125%, 01/15/26	196
2	4.375%, 02/01/45	2

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
93	VEREIT Operating Partnership LP, 4.600%, 02/06/24	96
	Welltower, Inc.,
130	4.000%, 06/01/25	132
91	4.500%, 01/15/24	95

		5,193

	Real Estate Management & Development — 0.0% (g)
400	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.875%, 03/20/27 (e)	406

	Total Real Estate	5,599

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
123	3.000%, 02/15/22	123
785	3.400%, 05/15/25	760
200	3.800%, 03/01/24	202
65	4.300%, 12/15/42	58
340	4.350%, 06/15/45	299
40	4.450%, 04/01/24	42
225	4.500%, 03/09/48	201
35	4.800%, 06/15/44	33
85	5.150%, 03/15/42	84
275	5.250%, 03/01/37	280
150	6.000%, 08/15/40	164
100	British Telecommunications plc, (United Kingdom), 9.125%, 12/15/30	150
	CCO Holdings LLC,
30	5.500%, 05/01/26 (e)	31
1,095	5.750%, 02/15/26 (e)	1,150
150	5.875%, 04/01/24 (e)	158
205	CenturyLink, Inc., 5.625%, 04/01/25	196
150	Deutsche Telekom International Finance BV, (Germany), 3.600%, 01/19/27 (e)	149
385	Frontier Communications Corp., 11.000%, 09/15/25	373
	Intelsat Jackson Holdings SA, (Luxembourg),
300	5.500%, 08/01/23	246
150	8.000%, 02/15/24 (e)	159
	Level 3 Financing, Inc.,
275	5.375%, 01/15/24	282
195	5.375%, 05/01/25	198
40	SES GLOBAL Americas Holdings GP, (Luxembourg), 2.500%, 03/25/19 (e)	40
585	SFR Group SA, (France), 7.375%, 05/01/26 (e)	603
360	Sprint Capital Corp., 8.750%, 03/15/32	433
	Telefonica Emisiones SAU, (Spain),
160	4.103%, 03/08/27	161
102	5.134%, 04/27/20	110
150	5.213%, 03/08/47	152
	Verizon Communications, Inc.,
85	2.946%, 03/15/22 (e)	85
250	4.125%, 03/16/27	254
360	4.125%, 08/15/46	310
209	4.150%, 03/15/24	217
250	4.272%, 01/15/36	231
100	4.400%, 11/01/34	95
238	4.522%, 09/15/48	217
93	4.672%, 03/15/55	83
147	4.862%, 08/21/46	141
150	5.012%, 04/15/49 (e)	146
20	5.012%, 08/21/54	19
380	5.050%, 03/15/34	386
91	5.250%, 03/16/37	94
230	Wind Acquisition Finance SA, (Italy), 7.375%, 04/23/21 (e)	239
510	Windstream Services LLC, 6.375%, 08/01/23	453

		9,807

	Wireless Telecommunication Services — 0.2%
100	America Movil SAB de CV, (Mexico), 5.000%, 03/30/20	107
76	Rogers Communications, Inc., (Canada), 3.625%, 12/15/25	77
	Sprint Corp.,
975	7.625%, 02/15/25	1,065
480	7.875%, 09/15/23	532
745	T-Mobile USA, Inc., 6.500%, 01/15/24	805
240	United States Cellular Corp., 6.700%, 12/15/33	241
50	Vodafone Group plc, (United Kingdom), 6.150%, 02/27/37	57

		2,884

	Total Telecommunication Services	12,691

	Utilities — 1.0%
	Electric Utilities — 0.6%
90	AEP Transmission Co. LLC, 3.100%, 12/01/26 (e)	89
	Alabama Power Co.,
61	Series 13-A, 3.550%, 12/01/23	64
200	3.850%, 12/01/42	192
50	4.150%, 08/15/44	50

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
86	American Transmission Systems, Inc., 5.250%, 01/15/22 (e)	95
100	Appalachian Power Co., 4.600%, 03/30/21	107
150	Arizona Public Service Co., 4.500%, 04/01/42	159
92	CenterPoint Energy Houston Electric LLC, Series AA, 3.000%, 02/01/27	91
180	Commonwealth Edison Co., 2.550%, 06/15/26	171
125	Connecticut Light & Power Co. (The), Series A, 3.200%, 03/15/27	126
140	DTE Electric Co., 3.375%, 03/01/25	143
45	Duke Energy Corp., 2.650%, 09/01/26	42
215	Duke Energy Indiana LLC, 3.750%, 05/15/46	204
80	Duke Energy Ohio, Inc., 3.700%, 06/15/46	75
	Duke Energy Progress LLC,
150	4.100%, 03/15/43	150
25	4.150%, 12/01/44	26
	Electricite de France SA, (France),
80	2.150%, 01/22/19 (e)	80
35	4.875%, 01/22/44 (e)	35
	Emera US Finance LP, (Canada),
100	3.550%, 06/15/26	98
80	4.750%, 06/15/46	81
100	Enel Finance International NV, (Italy), 5.125%, 10/07/19 (e)	107
	Entergy Corp.,
60	2.950%, 09/01/26	57
105	4.000%, 07/15/22	110
40	Entergy Mississippi, Inc., 2.850%, 06/01/28	38
	Exelon Corp.,
15	2.450%, 04/15/21	15
160	2.500%, 06/01/22	161
35	Great Plains Energy, Inc., 4.850%, 06/01/21	37
135	ITC Holdings Corp., 3.650%, 06/15/24	136
115	Jersey Central Power & Light Co., 4.300%, 01/15/26 (e)	120
200	Kansas City Power & Light Co., 5.300%, 10/01/41	212
50	Kentucky Utilities Co., 3.300%, 10/01/25	50
24	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	24
	MidAmerican Energy Co.,
309	3.100%, 05/01/27	308
244	3.500%, 10/15/24	253
34	Nevada Power Co., 5.450%, 05/15/41	40
50	NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/18	50
	Oncor Electric Delivery Co. LLC,
115	2.150%, 06/01/19	115
12	2.950%, 04/01/25	12
	Pacific Gas & Electric Co.,
75	3.250%, 06/15/23	76
195	3.400%, 08/15/24	199
70	4.300%, 03/15/45	72
250	6.050%, 03/01/34	313
115	PacifiCorp, 2.950%, 06/01/23	115
400	PECO Energy Co., 4.800%, 10/15/43	439
	PPL Capital Funding, Inc.,
390	3.500%, 12/01/22	399
90	5.000%, 03/15/44	95
	PPL Electric Utilities Corp.,
104	4.125%, 06/15/44	105
42	4.750%, 07/15/43	47
117	Progress Energy, Inc., 4.400%, 01/15/21	124
150	Public Service Co. of Colorado, 2.500%, 03/15/23	147
30	Public Service Co. of New Hampshire, 3.500%, 11/01/23	31
	Sierra Pacific Power Co.,
41	Series T, 3.375%, 08/15/23	42
110	2.600%, 05/01/26	105
	Southern California Edison Co.,
80	Series C, 3.600%, 02/01/45	76
40	4.500%, 09/01/40	43
66	4.650%, 10/01/43	73
100	6.650%, 04/01/29	125
294	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	277
265	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	271
	Virginia Electric & Power Co.,
150	2.750%, 03/15/23	149
150	2.950%, 01/15/22	153
21	3.450%, 02/15/24	21
75	4.000%, 01/15/43	74
165	Wisconsin Electric Power Co., 3.100%, 06/01/25	163
	Xcel Energy, Inc.,
95	3.300%, 06/01/25	95
165	3.350%, 12/01/26	165
95	4.700%, 05/15/20	101

		8,018

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — 0.1%
55	AmeriGas Partners LP, 5.500%, 05/20/25	55
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	91
	Dominion Gas Holdings LLC,
70	2.500%, 12/15/19	71
73	4.600%, 12/15/44	73
95	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	91
100	Piedmont Natural Gas Co., Inc., 3.640%, 11/01/46	89
200	Southern California Gas Co., 3.200%, 06/15/25	202
31	Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (e)	31

		703

	Independent Power & Renewable Electricity Producers — 0.1%
235	AES Corp., 4.875%, 05/15/23	234
455	Dynegy, Inc., 5.875%, 06/01/23	417
	Exelon Generation Co. LLC,
160	2.950%, 01/15/20	162
65	3.400%, 03/15/22	66
94	5.750%, 10/01/41	91
140	NRG Energy, Inc., 6.625%, 01/15/27 (e)	139
25	PSEG Power LLC, 4.300%, 11/15/23	26
110	Southern Power Co., Series F, 4.950%, 12/15/46	109

		1,244

	Multi-Utilities — 0.2%
	Berkshire Hathaway Energy Co.,
160	3.500%, 02/01/25	164
95	4.500%, 02/01/45	99
	CMS Energy Corp.,
50	2.950%, 02/15/27	48
335	3.450%, 08/15/27	333
	Consolidated Edison Co. of New York, Inc.,
100	Series 08-B, 6.750%, 04/01/38	135
75	4.500%, 12/01/45	80
135	Consolidated Edison, Inc., 2.000%, 05/15/21	133
230	Dominion Resources, Inc., Series D, 2.850%, 08/15/26	215
61	DTE Energy Co., Series F, 3.850%, 12/01/23	63
195	New York State Electric & Gas Corp., 3.250%, 12/01/26 (e)	194
	NiSource Finance Corp.,
150	4.800%, 02/15/44	158
15	5.650%, 02/01/45	17
120	6.125%, 03/01/22	137
135	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	122
	Sempra Energy,
80	2.400%, 03/15/20	80
144	4.050%, 12/01/23	150
	Southern Co. Gas Capital Corp.,
77	3.250%, 06/15/26	75
200	5.250%, 08/15/19	213
18	5.875%, 03/15/41	21

		2,437

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
100	3.400%, 03/01/25	103
100	6.593%, 10/15/37	135

		238

	Total Utilities	12,640

	Total Corporate Bonds (Cost $160,533)	162,228

Foreign Government Securities — 0.1%
	Mexico Government Bond, (Mexico),
86	4.000%, 10/02/23	89
143	5.550%, 01/21/45	154
20	Peru Government Bond, (Peru), 5.625%, 11/18/50	24
	Poland Government Bond, (Poland),
100	3.250%, 04/06/26	99
50	4.000%, 01/22/24	53
150	Republic of Colombia, (Colombia), 7.375%, 09/18/37	192

	Total Foreign Government Securities (Cost $590)	611

SHARES
Investment Companies — 16.8% (b)
3,559	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	29,080
1,574	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	37,242
1,306	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	10,839
8,904	JPMorgan High Yield Fund, Class R6 Shares	66,065
873	JPMorgan Mid Cap Equity Fund, Class R6 Shares	41,124
2,955	JPMorgan Realty Income Fund, Class R6 Shares	38,154

	Total Investment Companies (Cost $194,805)	222,504

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — 0.9%
22		FHLMC Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	23
		FHLMC Gold Pools, 30 Year, Single Family,
179		4.500%, 05/01/41	193
100		5.500%, 02/01/39	112
144		6.000%, 08/01/36 - 12/01/36	166
2		7.000%, 02/01/26	2
5		7.500%, 05/01/26 - 08/01/27	6
2		8.000%, 04/01/25 - 05/01/25	3
4		8.500%, 07/01/26	4
		FNMA, 15 Year, Single Family,
4		4.500%, 05/01/19	4
5		5.000%, 10/01/19	5
36		6.000%, 10/01/19 - 01/01/24	38
91		FNMA, 20 Year, Single Family, 5.500%, 02/01/28	101
		FNMA, 30 Year, Single Family,
149		6.000%, 12/01/32 - 04/01/35	171
147		6.500%, 02/01/26 - 10/01/38	166
85		7.000%, 03/01/26 - 11/01/38	97
19		8.000%, 11/01/22 - 06/01/24	20
–	(h)	8.500%, 11/01/18	–	(h)
6		9.000%, 08/01/24	7
		FNMA, Other,
137		ARM, 1.129%, 01/01/23	137
197		1.735%, 05/01/20	195
455		2.350%, 05/01/23 - 08/01/28	435
100		2.400%, 12/01/22	100
232		2.410%, 01/01/23	232
400		2.460%, 10/01/26	385
186		2.530%, 03/01/23	187
450		2.570%, 08/01/28	429
180		2.705%, 04/01/23	182
229		2.840%, 06/01/22	235
91		2.900%, 06/01/22	94
1,190		3.030%, 12/01/21 - 04/01/30	1,176
143		3.050%, 10/01/20	146
95		3.110%, 10/01/21	98
200		3.320%, 05/01/24	207
196		3.370%, 11/01/20	203
700		3.380%, 01/01/18 - 12/01/23	723
290		3.450%, 11/01/23	304
196		3.480%, 12/01/20	205
142		3.590%, 10/01/20	149
500		3.690%, 11/01/23	530
134		3.700%, 12/01/20	140
819		3.735%, 06/01/18	829
380		3.760%, 08/01/23	403
157		3.817%, 05/01/22	165
400		3.860%, 11/01/23	428
476		3.940%, 12/01/25	511
400		4.040%, 10/01/20	424
474		4.295%, 06/01/21	507
275		4.330%, 04/01/21	295
225		4.369%, 02/01/20	237
277		4.640%, 01/01/21	299
165		4.770%, 06/01/19	174
		GNMA I, 30 Year, Single Family,
26		6.500%, 01/15/24 - 03/15/28	29
49		7.000%, 04/15/24 - 05/15/26	48
3		7.500%, 05/15/26	4
13		8.000%, 04/15/24 - 09/15/27	15
17		8.500%, 06/15/22 - 12/15/22	17
–	(h)	10.000%, 07/15/18	–	(h)
		GNMA II, 30 Year, Single Family,
2		8.000%, 07/20/28	2
10		8.500%, 09/20/25	11
10		GNMA, 30 Year, Single Family, 7.500%, 06/15/25	10

		Total Mortgage-Backed Securities (Cost $11,818)	12,018

Municipal Bonds — 0.0% (g) (t)
		New York — 0.0% (g)
35		New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	43
150		Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	185

			228

		Ohio — 0.0% (g)
210		American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	286

		Total Municipal Bonds (Cost $395)	514

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 0.0% (g)
		Tennessee Valley Authority,
74		1.750%, 10/15/18	75
44		4.625%, 09/15/60	50

		Total U.S. Government Agency Securities (Cost $117)	125

U.S. Treasury Obligations — 3.3%
		U.S. Treasury Bond,
800		2.750%, 11/15/42	761
70		2.875%, 11/15/46	68
1,000		4.250%, 05/15/39	1,221
2,000		5.500%, 08/15/28	2,596
		U.S. Treasury Note,
1,000		0.625%, 11/30/17	998
6,608		0.750%, 01/31/18 (k)	6,592
4,000		1.000%, 11/30/19	3,956
670		1.250%, 11/15/18	670
1,500		1.250%, 12/15/18	1,501
2,000		1.500%, 02/28/23	1,933
2,000		1.625%, 04/30/19	2,014
4,000		1.625%, 07/31/20	4,000
1,000		1.625%, 11/30/20	997
2,000		1.625%, 04/30/23	1,943
2,500		1.750%, 05/15/22	2,473
1,400		1.750%, 01/31/23	1,374
700		2.000%, 11/30/22	697
5,400		2.000%, 02/15/25	5,279
1,800		2.375%, 12/31/20	1,842
3,000		3.500%, 02/15/18	3,063

		Total U.S. Treasury Obligations (Cost $44,392)	43,978

NUMBER OF RIGHTS
Rights — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
23		Media General, Inc., CVR (a) (Cost $– (h))	–	(h)

NUMBER OF WARRANTS
Warrant — 0.0%
		Financials — 0.0%
		Consumer Finance — 0.0%
–	(h)	Emergent Capital, Inc., expiring 10/01/19 (Strike Price $10.75) (a)	—
		(Cost $—)
PRINCIPAL AMOUNT($)
Short-Term Investments — 2.1%
		U.S. Treasury Obligations— 0.0% (g)
		U.S. Treasury Bill,
145		0.623%, 06/22/17 (n)	145
40		0.972%, 03/01/18 (k) (n)	39

		Total U.S. Treasury Obligations (Cost $184)	184

SHARES
Investment Companies— 2.1%
–	(h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.990% (b) (l)	–	(h)
27,960		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l)	27,960

		Total Investment Companies (Cost $27,960)	27,960

		Total Short-Term Investments (Cost $28,144)	28,144

		Total Investments — 99.4% (Cost $1,112,528)	1,318,040
		Other Assets in Excess of Liabilities — 0.6%	7,565

		NET ASSETS — 100.0%	$1,325,605

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	77.2%
Japan	3.8
United Kingdom	3.5
France	2.1
Switzerland	1.5
Germany	1.5
China	1.4
Netherlands	1.2
Others (each less than 1.0%)	7.8

* Percentages indicated are based upton total investments as of March 31, 2017.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
179	TOPIX Index	06/08/17	JPY	$24,372	$(404)
196	10 Year Australian Government Bond	06/15/17	AUD	19,234	380
72	S&P/Toronto Stock Exchange 60 Index	06/15/17	CAD	9,876	(26)
154	E-mini S&P 500 Index	06/16/17	USD	18,166	(28)
360	Mini MSCI Emerging Markets Index	06/16/17	USD	17,305	634
89	Mini Russell 2000	06/16/17	USD	6,161	91
177	10 Year U.S Treasury Note	06/21/17	USD	22,048	79
25	US Treasury Long Bond	06/21/17	USD	3,771	20
480	5 Year U.S Treasury Note	06/30/17	USD	56,509	75
27	US Treasury 2 Year Note	06/30/17	USD	5,844	7

	Short Futures Outstanding
(32)	Hang Seng Index	04/27/17	HKD	(4,972)	45
(231)	Euro Bund	06/08/17	EUR	(39,779)	(66)
(45)	SPI 200 Index	06/15/17	AUD	(5,021)	(85)
(55)	FTSE 100 Index	06/16/17	GBP	(5,016)	(16)
(185)	10 Year Canadian Government Bond	06/21/17	CAD	(19,103)	(129)
(5)	10 Year U.S Treasury Note	06/21/17	USD	(623)	– (h)
(57)	10 Year U.S Treasury Ultra Bond	06/21/17	USD	(7,632)	(40)
(11)	Ultra Long Term U.S. Treasury Bond	06/21/17	USD	(1,767)	(8)

					$529

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,740	AUD	HSBC Bank, NA	05/26/17	$2,867	$2,855	$(12)
20,773	AUD	Royal Bank of Canada	06/14/17	15,824	15,850	26

21,451	BRL	Citibank, NA	06/14/17	6,642	6,733	91

5,311	CAD	Citibank, NA	06/14/17	3,985	3,997	12

7,760,810	COP	Citibank, NA	06/14/17	2,657	2,679	22

3,986	CHF	National Australia Bank	05/26/17	4,004	3,992	(12)

559	EUR	BNP Paribas	05/26/17	593	598	5
638	EUR	National Australia Bank	05/26/17	679	683	4
310	EUR	Standard Chartered Bank	05/26/17	327	331	4
364	EUR	State Street Corp.	05/26/17	394	389	(5)

708	GBP	Citibank, NA	05/26/17	880	888	8
339	GBP	Goldman Sachs International	05/26/17	421	425	4
285	GBP	National Australia Bank	05/26/17	356	357	1

3,796	HKD	Standard Chartered Bank	05/26/17	490	489	(1)

9,621	ILS	TD Bank Financial Group	06/14/17	2,657	2,662	5

86,628	INR	Citibank, NA	06/14/17	1,328	1,332	4
50,147	JPY	National Australia Bank	05/26/17	452	451	(1)
185,042	JPY	Standard Chartered Bank	05/26/17	1,648	1,666	18
885,928	JPY	Citibank, NA	06/14/17	7,971	7,980	9

1,484,809	KRW	Citibank, NA	06/14/17	1,328	1,308	(20)

17,743	MYR	Citibank, NA	06/14/17	3,986	4,040	54

101,180	MXN	Royal Bank of Canada	06/14/17	5,313	5,344	31

7,559	NZD	Citibank, NA	06/14/17	5,275	5,289	14

334,902	PHP	Citibank, NA	06/14/17	6,642	6,701	59

5,266	PLN	Citibank, NA	06/14/17	1,328	1,327	(1)

380,668	RUB	Citibank, NA	06/14/17	6,642	6,664	22

10,419	SEK	National Australia Bank	05/26/17	1,177	1,166	(11)

1,089	SGD	Societe Generale	05/26/17	770	779	9
7,421	SGD	Royal Bank of Canada	06/14/17	5,314	5,308	(6)

44,438	TRY	Citibank, NA	06/14/17	11,956	11,975	19

36,055	ZAR	Citibank, NA	06/14/17	2,657	2,654	(3)

				$106,563	$106,912	$349

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,972	CHF	Royal Bank of Canada	06/14/17	$3,985	$3,982	$3

8,834,198	CLP	Citibank, NA	06/14/17	13,285	13,491	(206)
5,887	DKK	Societe Generale	05/30/17	848	847	1

4,875	EUR	Goldman Sachs International	05/26/17	5,209	5,213	(4)
708	EUR	Morgan Stanley	05/26/17	753	757	(4)
1,098	EUR	National Australia Bank	05/26/17	1,162	1,174	(12)
174	EUR	Societe Generale	05/26/17	188	186	2
472	EUR	State Street Corp.	05/26/17	500	506	(6)
13,612	EUR	Citibank, NA	06/14/17	14,605	14,572	33

129	GBP	Australia and New Zealand Banking Group Limited	05/26/17	161	162	(1)
478	GBP	HSBC Bank, NA	05/26/17	598	600	(2)
288	GBP	National Australia Bank	05/26/17	359	361	(2)
142	GBP	State Street Corp.	05/26/17	174	178	(4)
15,951	GBP	Royal Bank of Canada	06/14/17	19,977	20,019	(42)

2,296,965	HUF	TD Bank Financial Group	06/14/17	7,971	7,960	11

17,814,525	IDR	Citibank, NA	06/14/17	1,328	1,332	(4)
108,099	JPY	National Australia Bank	05/26/17	971	973	(2)
278,983	JPY	TD Bank Financial Group	05/26/17	2,480	2,511	(31)

5,856	NOK	Goldman Sachs International	05/26/17	704	682	22
216,717	NOK	Royal Bank of Canada	06/14/17	25,241	25,260	(19)

11,826	SEK	Royal Bank of Canada	06/14/17	1,328	1,324	4

319,480	THB	TD Bank Financial Group	06/14/17	9,299	9,292	7

241,592	TWD	Citibank, NA	06/14/17	7,971	7,975	(4)
				$119,097	$119,357	$(260)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2017.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
COP	—	Colombian Peso
CVA	—	Dutch Certification
CVR	—	Contingent Value Rights
DKK	—	Danish Krone
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2017. The rate may be subject to a cap and floor.
INR	—	Indian Rupee
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NVDR	—	Non-Voting Depositary Receipt
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
PLN	—	Polish Zloty
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2017.
THB	—	Thai Bhat
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2017.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.
(n)	—	The rate shown is the effective yield as of March 31, 2017.
(t)	—	The date shown represents the earliest of the prerefunded data, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2017.

(y)	—	Preferred Security.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$217,810
Aggregate gross unrealized depreciation	(12,298)

Net unrealized appreciation/depreciation	$205,512

Federal income tax cost of investments	$1,112,528

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2– Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$69,740	$32,089	$—	(b)	$101,829
Consumer Staples	30,287	17,507	—		47,794
Energy	27,934	16,192	—		44,126
Financials	90,183	56,050	—		146,233
Health Care	61,639	22,825	—		84,464
Industrials	51,436	31,498	—		82,934
Information Technology	113,121	22,675	—		135,796
Materials	14,859	21,531	—		36,390
Real Estate	10,617	9,423	—		20,040
Telecommunication Services	6,311	8,396	—		14,707
Utilities	11,459	4,327	—		15,786

Total Common Stocks	487,586	242,513	—		730,099

Preferred Stocks
Consumer Staples	—	2,212	—		2,212
Materials	385	—	—		385
Utilities	244	—	—		244

Total Preferred Stocks	629	2,212	—		2,841

Debt Securities
Asset-Backed Securities	—	14,196	25,498		39,694
Collateralized Mortgage Obligations	—	64,482	1,032		65,514
Commercial Mortgage-Backed Securities	—	8,993	777		9,770
Corporate Bonds
Consumer Discretionary	—	18,398	—		18,398
Consumer Staples	—	9,220	—		9,220
Energy	—	16,569	—		16,569
Financials	—	44,497	—		44,497
Health Care	—	14,035	—		14,035
Industrials	—	12,236	—		12,236
Information Technology	—	10,802	—		10,802
Materials	—	5,541	—		5,541
Real Estate	—	5,599	—		5,599
Telecommunication Services	—	12,691	—		12,691
Utilities	—	12,640	—		12,640

Total Corporate Bonds	—	162,228			162,228

Foreign Government Securities	—	611	—		611
Mortgage-Backed Securities	—	12,018	—		12,018
Municipal Bonds	—	514	—		514
U.S. Government Agency Securities	—	125	—		125
U.S. Treasury Obligations	—	43,978	—		43,978
Rights
Consumer Discretionary	—	—	—	(a)	—	(a)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Warrants
Financials	—	—	—	(b)	— (b)
Short-Term Investments
Investment Companies	27,960	—	—		27,960
U.S. Treasury Obligations	—	184	—		184

Total Short-Term Investments	27,960	184	—		28,144

Investment Companies	222,504	—	—		222,504

Total Investments in Securities	$738,679	$552,054	$27,307		$1,318,040

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$504	$—		$504
Futures Contracts	1,286	45	—		1,331

Total Appreciation in Other Financial Instruments	$1,286	$549	$—		$1,835

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(415)	$—		$(415)
Futures Contracts	(298)	(504)	—		(802)

Total Depreciation in Other Financial Instruments	$(298)	$(919)	$—		$(1,217)

(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers among the other levels during the period ended March 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2016		Realized gain (loss)		Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017
Investments in Securities
Asset-Backed Securities	$37,573		$919		$239		$108	$2,211		$(17,097)	$3,512	$(1,967)	$25,498
Collateralized Mortgage Obligations	207		15		16		2	859		(67)	—	—	1,032
Commercial Mortgage-Backed Securities	877		(1)		22		(8)	—		(113)	—	—	777
Common Stock - Consumer Discretionary	2		—	(a)	2		—	—		(4)	—	—	—
Rights - Consumer Discretionary	—		—		—		—	—	(a)	—	—	—	—	(a)
Rights - Health Care	—	(a)	—		—	(a)	—	—		—	—	—	—
Warrant - Financials	—	(b)	—		—		—	—		—	—	—	—	(b)

	$38,659		$933		$279		$102	$3,070		$(17,281)	$3,512	$(1,967)	$27,307

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $369,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at March 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$25,499.83		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (5.36%)
				Constant Default Rate	0.00% - 25.00% (4.51%)
				Yield (Discount Rate of Cash Flows)	2.00% - 10.10% (4.92%)

Asset-Backed Securities	25,500
	773		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.20%)
				Yield (Discount Rate of Cash Flows)	0.00% - 43.08% (23.75%)

Commercial Mortgage-Backed Securities	773
	1,032		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 11.43% (8.97%)
				Constant Default Rate	0.00% - 3.00% (2.35%)
				Yield (Discount Rate of Cash Flows)	3.70% - 8.69% (7.61%)

Commercial Mortgage Obligation	1,032
	—	(a)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Warrants	—	(a)
Total	$27,305

(a)	Value is zero.

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At March 31, 2017, the value of these securities was approximately $2,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts,, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment stategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of March 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
	Consumer Discretionary — 22.9%
	Hotels, Restaurants & Leisure — 2.4%
146	Las Vegas Sands Corp.	8,307

	Internet & Direct Marketing Retail — 11.2%
27	Amazon.com, Inc. (a)	24,172
8	Priceline Group, Inc. (The) (a)	13,732

		37,904

	Specialty Retail — 9.3%
63	Home Depot, Inc. (The)	9,232
142	Ross Stores, Inc.	9,329
46	Ulta Beauty, Inc. (a)	12,985

		31,546

	Total Consumer Discretionary	77,757

	Consumer Staples — 2.1%
	Beverages — 2.1%
153	Monster Beverage Corp. (a)	7,086

	Energy — 2.0%
	Oil, Gas & Consumable Fuels — 2.0%
36	Pioneer Natural Resources Co.	6,760

	Financials — 8.7%
	Capital Markets — 8.7%
402	Charles Schwab Corp. (The)	16,418
217	Intercontinental Exchange, Inc.	13,017

	Total Financials	29,435

	Health Care — 13.2%
	Biotechnology — 4.7%
72	Gilead Sciences, Inc.	4,872
102	Vertex Pharmaceuticals, Inc. (a)	11,124

		15,996

	Health Care Equipment & Supplies — 2.9%
13	Intuitive Surgical, Inc. (a)	10,002

	Health Care Providers & Services — 3.8%
78	UnitedHealth Group, Inc.	12,854

	Life Sciences Tools & Services — 1.8%
36	Illumina, Inc. (a)	6,220

	Total Health Care	45,072

	Industrials — 4.4%
	Airlines — 1.4%
89	Southwest Airlines Co.	4,797

	Electrical Equipment — 1.5%
33	Rockwell Automation, Inc.	5,072

	Trading Companies & Distributors — 1.5%
41	United Rentals, Inc. (a)	5,090

	Total Industrials	14,959

	Information Technology — 42.3%
	Internet Software & Services — 13.5%
29	Alphabet, Inc., Class A (a)	24,255
153	Facebook, Inc., Class A (a)	21,755

		46,010

	IT Services — 8.8%
178	Mastercard, Inc., Class A	19,983
230	PayPal Holdings, Inc. (a)	9,911

		29,894

	Semiconductors & Semiconductor Equipment — 7.3%
279	Applied Materials, Inc.	10,870
65	Broadcom Ltd.	14,123

		24,993

	Software — 10.2%
97	Adobe Systems, Inc. (a)	12,620
103	Electronic Arts, Inc. (a)	9,218
120	ServiceNow, Inc. (a)	10,483
99	Snap, Inc., Class A (a)	2,239

		34,560

	Technology Hardware, Storage & Peripherals — 2.5%
59	Apple, Inc.	8,523

	Total Information Technology	143,980

	Real Estate — 3.5%
	Equity Real Estate Investment Trusts (REITs) — 3.5%
30	Equinix, Inc.	11,831

	Total Common Stocks (Cost $229,623)	336,880

Short-Term Investment — 0.9%
	Investment Company — 0.9%
3,073	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $3,073)	3,073

	Total Investments — 100.0% (Cost $232,696)	339,953
	Other Assets in Excess of Liabilities — 0.0% (g)	64

	NET ASSETS — 100.0%	$340,017

Percentages indicated are based on net assets.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,825
Aggregate gross unrealized depreciation	(568)

Net unrealized appreciation/depreciation	$107,257

Federal income tax cost of investments	$232,696

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$339,953	$—	$—	$339,953

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.7%
	Consumer Discretionary — 12.1%
	Distributors — 1.1%
15	Pool Corp.	1,840

	Hotels, Restaurants & Leisure — 3.9%
122	Boyd Gaming Corp. (a)	2,680
36	Texas Roadhouse, Inc.	1,603
10	Vail Resorts, Inc.	1,955

		6,238

	Household Durables — 0.6%
81	TRI Pointe Group, Inc. (a)	1,016

	Internet & Direct Marketing Retail — 1.0%
41	Wayfair, Inc., Class A (a)	1,648

	Multiline Retail — 0.9%
44	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,467

	Specialty Retail — 3.5%
18	Burlington Stores, Inc. (a)	1,712
17	Lithia Motors, Inc., Class A	1,414
18	Monro Muffler Brake, Inc.	912
11	Penske Automotive Group, Inc.	536
56	Tile Shop Holdings, Inc.	1,072

		5,646

	Textiles, Apparel & Luxury Goods — 1.1%
67	Wolverine World Wide, Inc.	1,684

	Total Consumer Discretionary	19,539

	Consumer Staples — 4.6%
	Food & Staples Retailing — 2.2%
12	Casey’s General Stores, Inc.	1,344
48	Performance Food Group Co. (a)	1,136
43	Sprouts Farmers Market, Inc. (a)	989

		3,469

	Food Products — 1.3%
96	Freshpet, Inc. (a)	1,056
28	Snyder’s-Lance, Inc.	1,110

		2,166

	Personal Products — 1.1%
61	elf Beauty, Inc. (a)	1,771

	Total Consumer Staples	7,406

	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
7	Diamondback Energy, Inc. (a)	774
60	Jagged Peak Energy, Inc. (a)	788
25	RSP Permian, Inc. (a)	1,040

	Total Energy	2,602

	Financials — 6.4%
	Banks — 2.7%
20	Bank of the Ozarks, Inc.	1,060
6	Signature Bank (a)	939
28	Texas Capital Bancshares, Inc. (a)	2,320

		4,319

	Capital Markets — 3.1%
29	Evercore Partners, Inc., Class A	2,240
33	Financial Engines, Inc.	1,430
125	PennantPark Investment Corp.	1,018
40	WisdomTree Investments, Inc.	365

		5,053

	Thrifts & Mortgage Finance — 0.6%
34	BofI Holding, Inc. (a)	884

	Total Financials	10,256

	Health Care — 23.1%
	Biotechnology — 9.7%
19	ACADIA Pharmaceuticals, Inc. (a)	653
2	Acceleron Pharma, Inc. (a)	57
34	Axovant Sciences Ltd. (a)	502
55	Bellicum Pharmaceuticals, Inc. (a)	674
40	Coherus Biosciences, Inc. (a)	855
68	Exact Sciences Corp. (a)	1,610
29	FibroGen, Inc. (a)	715
95	Halozyme Therapeutics, Inc. (a)	1,234
64	Ignyta, Inc. (a)	548
42	Insmed, Inc. (a)	736
22	Kite Pharma, Inc. (a)	1,705
14	Neurocrine Biosciences, Inc. (a)	607
31	Portola Pharmaceuticals, Inc. (a)	1,206
33	REGENXBIO, Inc. (a)	629
19	Sage Therapeutics, Inc. (a)	1,385
17	Spark Therapeutics, Inc. (a)	929
2	TESARO, Inc. (a)	304
6	Ultragenyx Pharmaceutical, Inc. (a)	439
38	Versartis, Inc. (a)	814

		15,602

	Health Care Equipment & Supplies — 4.6%
139	GenMark Diagnostics, Inc. (a)	1,786
22	Insulet Corp. (a)	938
72	K2M Group Holdings, Inc. (a)	1,471
19	Nevro Corp. (a)	1,755
170	Novadaq Technologies, Inc., (Canada) (a)	1,324
50	Unilife Corp. (a)	86

		7,360

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — 3.1%
46	Acadia Healthcare Co., Inc. (a)	2,003
54	Teladoc, Inc. (a)	1,353
12	WellCare Health Plans, Inc. (a)	1,643

		4,999

	Health Care Technology — 2.2%
92	Evolent Health, Inc., Class A (a)	2,063
30	Veeva Systems, Inc., Class A (a)	1,514

		3,577

	Pharmaceuticals — 3.5%
98	Horizon Pharma plc (a)	1,448
68	Nektar Therapeutics (a)	1,591
43	Revance Therapeutics, Inc. (a)	889
221	TherapeuticsMD, Inc. (a)	1,592

		5,520

	Total Health Care	37,058

	Industrials — 18.9%
	Aerospace & Defense — 2.3%
25	HEICO Corp.	2,222
27	Hexcel Corp.	1,447

		3,669

	Air Freight & Logistics — 0.6%
21	XPO Logistics, Inc. (a)	985

	Building Products — 6.7%
80	Advanced Drainage Systems, Inc.	1,747
21	Fortune Brands Home & Security, Inc.	1,262
33	JELD-WEN Holding, Inc. (a)	1,091
11	Lennox International, Inc.	1,878
34	Masonite International Corp. (a)	2,667
31	Trex Co., Inc. (a)	2,147

		10,792

	Commercial Services & Supplies — 0.9%
64	Advanced Disposal Services, Inc. (a)	1,457

	Industrial Conglomerates — 0.6%
10	Carlisle Cos., Inc.	1,029

	Machinery — 4.3%
20	Graco, Inc.	1,849
27	John Bean Technologies Corp.	2,337
12	Middleby Corp. (The) (a)	1,599
16	Oshkosh Corp.	1,113

		6,898

	Marine — 0.4%
10	Kirby Corp. (a)	681

	Road & Rail — 1.0%
19	Old Dominion Freight Line, Inc.	1,589

	Trading Companies & Distributors — 2.1%
49	H&E Equipment Services, Inc.	1,197
48	Rush Enterprises, Inc., Class A (a)	1,573
4	Watsco, Inc.	589

		3,359

	Total Industrials	30,459

	Information Technology — 28.2%
	Communications Equipment — 1.4%
37	Ciena Corp. (a)	870
70	Quantenna Communications, Inc. (a)	1,460

		2,330

	Electronic Equipment, Instruments & Components — 1.4%
15	Littelfuse, Inc.	2,340

	Internet Software & Services — 9.1%
45	2U, Inc. (a)	1,792
31	Benefitfocus, Inc. (a)	864
12	Cornerstone OnDemand, Inc. (a)	476
6	CoStar Group, Inc. (a)	1,230
51	Envestnet, Inc. (a)	1,635
44	GoDaddy, Inc., Class A (a)	1,654
55	GrubHub, Inc. (a)	1,807
38	Instructure, Inc. (a)	899
28	MuleSoft, Inc., Class A (a)	691
21	Nutanix, Inc., Class A (a)	403
27	Shopify, Inc., (Canada), Class A (a)	1,834
35	Trade Desk, Inc. (The), Class A (a)	1,299

		14,584

	Semiconductors & Semiconductor Equipment — 6.7%
103	Advanced Micro Devices, Inc. (a)	1,494
38	Cavium, Inc. (a)	2,748
34	Inphi Corp. (a)	1,639
36	MACOM Technology Solutions Holdings, Inc. (a)	1,744
21	MKS Instruments, Inc.	1,415
18	Monolithic Power Systems, Inc.	1,669

		10,709

	Software — 9.6%
45	Atlassian Corp. plc, (Australia), Class A (a)	1,336
29	Guidewire Software, Inc. (a)	1,647
23	HubSpot, Inc. (a)	1,408
19	Imperva, Inc. (a)	765
26	Paycom Software, Inc. (a)	1,478

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — Continued
17	Proofpoint, Inc. (a)	1,278
66	RingCentral, Inc., Class A (a)	1,877
50	Take-Two Interactive Software, Inc. (a)	2,941
6	Tyler Technologies, Inc. (a)	985
60	Zendesk, Inc. (a)	1,670

		15,385

	Total Information Technology	45,348

	Materials — 2.6%
	Construction Materials — 2.6%
21	Eagle Materials, Inc.	1,998
86	Summit Materials, Inc., Class A (a)	2,123

	Total Materials	4,121

	Real Estate — 2.2%
	Equity Real Estate Investment Trusts (REITs) — 1.1%
31	CubeSmart	801
20	Highwoods Properties, Inc.	963

		1,764

	Real Estate Management & Development — 1.1%
29	RE/MAX Holdings, Inc., Class A	1,742

	Total Real Estate	3,506

	Total Common Stocks (Cost $101,651)	160,295

Short-Term Investment — 0.6%
	Investment Company — 0.6%
891	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $891)	891

	Total Investments — 100.3% (Cost $102,542)	161,186
	Liabilities in Excess of Other Assets — (0.3)%	(519)

	NET ASSETS — 100.0%	$160,667

Percentages indicated are based on net assets.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,306
Aggregate gross unrealized depreciation	(2,662)

Net unrealized appreciation/depreciation	$58,644

Federal income tax cost of investments	$102,542

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$161,186	$—	$—	$161,186

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.6%
	Consumer Discretionary — 19.2%
	Household Durables — 1.7%
12	Mohawk Industries, Inc. (a)	2,694

	Internet & Direct Marketing Retail — 8.0%
9	Amazon.com, Inc. (a)	7,766
3	Priceline Group, Inc. (The) (a)	4,940

		12,706

	Media — 3.1%
78	DISH Network Corp., Class A (a)	4,983

	Multiline Retail — 2.2%
88	Kohl’s Corp.	3,494

	Specialty Retail — 4.2%
3	AutoZone, Inc. (a)	2,323
57	Bed Bath & Beyond, Inc.	2,255
44	Best Buy Co., Inc.	2,161

		6,739

	Total Consumer Discretionary	30,616

	Consumer Staples — 1.4%
	Food & Staples Retailing — 1.4%
27	Walgreens Boots Alliance, Inc.	2,239

	Energy — 6.1%
	Oil, Gas & Consumable Fuels — 6.1%
27	Concho Resources, Inc. (a)	3,455
121	Kinder Morgan, Inc.	2,638
72	Marathon Petroleum Corp.	3,639

	Total Energy	9,732

	Financials — 21.7%
	Banks — 3.2%
90	Wells Fargo & Co.	5,027

	Capital Markets — 5.6%
101	Charles Schwab Corp. (The)	4,106
71	T Rowe Price Group, Inc.	4,838

		8,944

	Consumer Finance — 5.4%
212	Ally Financial, Inc.	4,310
50	Capital One Financial Corp.	4,300

		8,610

	Insurance — 7.5%
95	American International Group, Inc.	5,955
128	Loews Corp.	5,992

		11,947

	Total Financials	34,528

	Health Care — 10.9%
	Biotechnology — 3.7%
33	Gilead Sciences, Inc.	2,260
34	Vertex Pharmaceuticals, Inc. (a)	3,693

		5,953

	Health Care Equipment & Supplies — 1.8%
4	Intuitive Surgical, Inc. (a)	2,926

	Health Care Providers & Services — 5.4%
56	Acadia Healthcare Co., Inc. (a)	2,424
37	UnitedHealth Group, Inc.	6,130

		8,554

	Total Health Care	17,433

	Industrials — 5.9%
	Airlines — 2.3%
80	Delta Air Lines, Inc.	3,662

	Commercial Services & Supplies — 1.5%
27	Waste Connections, Inc., (Canada)	2,398

	Machinery — 2.1%
25	Stanley Black & Decker, Inc.	3,326

	Total Industrials	9,386

	Information Technology — 23.2%
	Internet Software & Services — 10.7%
12	Alphabet, Inc., Class C (a)	9,631
53	Facebook, Inc., Class A (a)	7,478

		17,109

	IT Services — 3.1%
43	Mastercard, Inc., Class A	4,883

	Semiconductors & Semiconductor Equipment — 1.6%
23	NVIDIA Corp.	2,551

	Software — 3.6%
46	Electronic Arts, Inc. (a)	4,107
19	ServiceNow, Inc. (a)	1,676

		5,783

	Technology Hardware, Storage & Peripherals — 4.2%
46	Apple, Inc.	6,597

	Total Information Technology	36,923

	Materials — 3.1%
	Containers & Packaging — 3.1%
32	Ball Corp.	2,352
49	WestRock Co.	2,534

	Total Materials	4,886

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate — 4.0%
	Equity Real Estate Investment Trusts (REITs) — 4.0%
134	Kimco Realty Corp.	2,954
119	Rayonier, Inc.	3,360

	Total Real Estate	6,314

	Utilities — 2.1%
	Electric Utilities — 2.1%
77	Xcel Energy, Inc.	3,437

	Total Common Stocks (Cost $130,102)	155,494

Short-Term Investment — 2.5%
	Investment Company — 2.5%
4,038	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $4,038)	4,038

	Total Investments — 100.1% (Cost $134,140)	159,532
	Liabilities in Excess of Other Assets — (0.1)%	(109)

	NET ASSETS — 100.0%	$159,423

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,993
Aggregate gross unrealized depreciation	(1,601)

Net unrealized appreciation/depreciation	$25,392

Federal income tax cost of investments	$134,140

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$159,532	$—	$—	$159,532

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 82.5%
	Consumer Discretionary — 6.2%
	Hotels, Restaurants & Leisure — 3.6%
500	Biglari Holdings, Inc. (a)	215,990
9,900	McDonald’s Corp.	1,283,139
7,200	Nathan’s Famous, Inc. (a)	451,080

		1,950,209

	Specialty Retail — 2.6%
200	AutoZone, Inc. (a)	144,610
7,100	Home Depot, Inc. (The)	1,042,493
2,500	Lowe’s Cos., Inc.	205,525

		1,392,628

	Total Consumer Discretionary	3,342,837

	Consumer Staples — 10.3%
	Beverages — 3.0%
4,000	Dr Pepper Snapple Group, Inc.	391,680
11,200	PepsiCo, Inc.	1,252,832

		1,644,512

	Food Products — 2.6%
1,700	General Mills, Inc.	100,317
7,600	JM Smucker Co. (The)	996,208
2,100	McCormick & Co., Inc.	204,855
1,700	Tyson Foods, Inc., Class A	104,907

		1,406,287

	Tobacco — 4.7%
18,100	Altria Group, Inc.	1,292,702
11,000	Philip Morris International, Inc.	1,241,900

		2,534,602

	Total Consumer Staples	5,585,401

	Energy — 5.9%
	Oil, Gas & Consumable Fuels — 5.9%
4,300	Chevron Corp.	461,691
13,700	Exxon Mobil Corp.	1,123,537
6,250	REX American Resources Corp. (a)	565,562
69,500	Ship Finance International Ltd., (Norway)	1,021,650

	Total Energy	3,172,440

	Financials — 17.3%
	Banks — 2.2%
4,900	American National Bankshares, Inc.	182,525
12,700	Citizens & Northern Corp.	295,656
4,400	First Financial Corp.	209,000
19,700	Flushing Financial Corp.	529,339

		1,216,520

	Insurance — 0.7%
6,800	Blue Capital Reinsurance Holdings Ltd., (Bermuda)	131,240
3,800	Safety Insurance Group, Inc.	266,380

		397,620

	Mortgage Real Estate Investment Trusts (REITs) — 3.3%
70,800	AG Mortgage Investment Trust, Inc.	1,277,940
19,800	Capstead Mortgage Corp.	208,692
7,500	Orchid Island Capital, Inc.	74,925
20,400	Two Harbors Investment Corp.	195,636

		1,757,193

	Thrifts & Mortgage Finance — 11.1%
23,200	Charter Financial Corp.	456,344
43,800	Clifton Bancorp, Inc.	709,122
8,300	ESSA Bancorp, Inc.	121,014
13,900	First Defiance Financial Corp.	688,189
1,600	Hingham Institution for Savings	282,960
65,300	Northwest Bancshares, Inc.	1,099,652
13,300	Provident Financial Holdings, Inc.	248,045
21,700	Territorial Bancorp, Inc.	676,389
119,800	TrustCo Bank Corp.	940,430
28,600	United Community Financial Corp.	238,524
28,900	Waterstone Financial, Inc.	527,425

		5,988,094

	Total Financials	9,359,427

	Health Care — 12.8%
	Health Care Equipment & Supplies — 8.8%
1,300	Analogic Corp.	98,670
2,500	Atrion Corp.	1,170,500
3,400	Becton Dickinson and Co.	623,696
15,200	Danaher Corp.	1,300,056
6,900	Teleflex, Inc.	1,336,737
3,700	Utah Medical Products, Inc.	230,510

		4,760,169

	Pharmaceuticals — 4.0%
9,700	Johnson & Johnson	1,208,135
12,800	Merck & Co., Inc.	813,312
3,200	Pfizer, Inc.	109,472

		2,130,919

	Total Health Care	6,891,088

	Industrials — 5.8%
	Air Freight & Logistics — 0.2%
1,700	CH Robinson Worldwide, Inc.	131,393

	Commercial Services & Supplies — 5.3%
16,500	Republic Services, Inc.	1,036,365
19,000	Tetra Tech, Inc.	776,150
14,500	Waste Management, Inc.	1,057,340

		2,869,855

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — 0.3%
2,600	Applied Industrial Technologies, Inc.	160,810

	Total Industrials	3,162,058

	Information Technology — 3.7%
	IT Services — 3.0%
10,800	EVERTEC, Inc., (Puerto Rico)	171,720
6,400	International Business Machines Corp.	1,114,496
3,400	Jack Henry & Associates, Inc.	316,540

		1,602,756

	Software — 0.7%
3,400	Intuit, Inc.	394,366

	Total Information Technology	1,997,122

	Materials — 5.9%
	Chemicals — 5.9%
10,000	Ecolab, Inc.	1,253,400
12,400	Sensient Technologies Corp.	982,824
2,300	Sherwin-Williams Co. (The)	713,437
1,200	Trinseo SA	80,520
1,200	Valspar Corp. (The)	133,128

	Total Materials	3,163,309

	Real Estate — 1.0%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
10,800	CorEnergy Infrastructure Trust, Inc.	364,824

	Real Estate Management & Development — 0.3%
3,200	RMR Group, Inc. (The), Class A	158,400

	Total Real Estate	523,224

	Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 2.0%
22,000	Verizon Communications, Inc.	1,072,500

	Utilities — 11.6%
	Electric Utilities — 2.9%
16,800	Southern Co. (The)	836,304
22,100	Spark Energy, Inc., Class A	706,095

		1,542,399

	Gas Utilities — 5.7%
15,800	Northwest Natural Gas Co.	933,780
18,500	ONE Gas, Inc.	1,250,600
13,300	Spire, Inc.	897,750

		3,082,130

	Multi-Utilities — 3.0%
9,000	Consolidated Edison, Inc.	698,940
20,700	Unitil Corp.	932,121

		1,631,061

	Total Utilities	6,255,590

	Total Common Stocks (Cost 41,614,242)	44,524,996

PRINCIPAL AMOUNT($)
Equity-Linked Notes — 14.7%
21,700	Barclays Bank plc, ELN, 22.140%, 04/07/17 (linked to Fresh Del Monte Produce, Inc.) (e)	1,271,064
24,000	Deutsche Bank AG, ELN, 16.790%, 04/07/17 (linked to Sysco Corp.) (e)	1,248,571
8,500	Deutsche Bank AG, ELN, 20.380%, 04/07/17 (linked to UnitedHealth Group, Inc.) (e)	1,396,362
5,700	Royal Bank of Canada, ELN, 15.570%, 04/07/17 (linked to C.R. Bard, Inc.) (e)	1,408,577
17,600	Royal Bank of Canada, ELN, 27.170%, 04/07/17 (linked to Wal-Mart Stores) (e)	1,258,091
22,100	UBS AG, ELN, 21.000%, 04/07/17 (linked to Amdocs Ltd.) (e)	1,344,131

	Total Equity-Linked Notes (Cost 7,913,390)	7,926,796

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
1,297,745	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $1,297,745)	1,297,745

	Total Investments — 99.6% (Cost 50,825,377)	53,749,537
	Other Assets in Excess of Liabilities — 0.4%	234,970

	NET ASSETS — 100.0%	$53,984,507

Percentages indicated are based on net assets.

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	E-mini S&P 500 Index	06/16/17	USD	$589,800	$(1,825)
4	Mini Russell 2000 Index	06/16/17	USD	276,880	3,057

					$1,232

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,485,676
Aggregate gross unrealized depreciation	(561,516)

Net unrealized appreciation/depreciation	$2,924,160

Federal income tax cost of investments	$50,825,377

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$45,822,741	$7,926,796	$—	$53,749,537

Appreciation in Other Financial Instruments
Futures Contracts	$3,057	$—	$—	$3,057

Depreciation in Other Financial Instruments
Futures Contracts	$(1,825)	$—	$—	$(1,825)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of equity-linked notes. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
Consumer Discretionary — 8.7%
	Distributors — 0.7%
39	Genuine Parts Co.	3,576

	Hotels, Restaurants & Leisure — 1.4%
54	Carnival Corp.	3,193
47	Royal Caribbean Cruises Ltd.	4,562

		7,755

	Media — 2.5%
92	DISH Network Corp., Class A (a)	5,854
49	Time Warner, Inc.	4,768
29	Walt Disney Co. (The)	3,243

		13,865

	Specialty Retail — 4.1%
7	AutoZone, Inc. (a)	4,779
86	Best Buy Co., Inc.	4,232
60	Home Depot, Inc. (The)	8,766
94	L Brands, Inc.	4,418

		22,195

	Total Consumer Discretionary	47,391

Consumer Staples — 5.1%
	Beverages — 2.7%
84	Coca-Cola Co. (The)	3,565
31	Dr Pepper Snapple Group, Inc.	3,036
58	Molson Coors Brewing Co., Class B	5,532
25	PepsiCo, Inc.	2,785

		14,918

	Food & Staples Retailing — 1.2%
16	Costco Wholesale Corp.	2,716
47	Walgreens Boots Alliance, Inc.	3,912

		6,628

	Food Products — 0.4%
23	Kraft Heinz Co. (The)	2,125

	Household Products — 0.8%
32	Kimberly-Clark Corp.	4,199

	Total Consumer Staples	27,870

Energy — 12.0%
	Energy Equipment & Services — 1.2%
87	Schlumberger Ltd.	6,756

	Oil, Gas & Consumable Fuels — 10.8%
122	Chevron Corp.	13,142
192	ConocoPhillips	9,579
59	EOG Resources, Inc.	5,765
148	Exxon Mobil Corp.	12,177
147	Occidental Petroleum Corp.	9,327
43	Phillips 66	3,422
79	Valero Energy Corp.	5,257

		58,669

	Total Energy	65,425

Financials — 31.4%
	Banks — 14.7%
996	Bank of America Corp.	23,486
145	BB&T Corp.	6,459
73	Citigroup, Inc.	4,358
59	Cullen/Frost Bankers, Inc.	5,267
37	M&T Bank Corp.	5,679
62	PNC Financial Services Group, Inc. (The)	7,455
85	SunTrust Banks, Inc.	4,717
125	US Bancorp	6,417
286	Wells Fargo & Co.	15,913

		79,751

	Capital Markets — 7.8%
25	BlackRock, Inc.	9,473
69	Charles Schwab Corp. (The)	2,795
31	Goldman Sachs Group, Inc. (The)	7,144
38	Intercontinental Exchange, Inc.	2,287
195	Invesco Ltd.	5,958
200	Morgan Stanley	8,547
91	T Rowe Price Group, Inc.	6,208

		42,412

	Consumer Finance — 2.5%
80	Capital One Financial Corp.	6,889
100	Discover Financial Services	6,805

		13,694

	Diversified Financial Services — 1.8%
60	Berkshire Hathaway, Inc., Class B (a)	9,951

	Insurance — 4.6%
23	Chubb Ltd.	3,116
195	Hartford Financial Services Group, Inc. (The)	9,350
56	Loews Corp.	2,619
82	MetLife, Inc.	4,331
53	Prudential Financial, Inc.	5,654

		25,070

	Total Financials	170,878

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Health Care — 9.8%
	Biotechnology — 0.8%
62	Gilead Sciences, Inc.	4,225

	Health Care Equipment & Supplies — 1.0%
28	Becton Dickinson and Co.	5,118

	Health Care Providers & Services — 2.0%
27	Aetna, Inc.	3,469
15	Humana, Inc.	3,072
27	UnitedHealth Group, Inc.	4,346

		10,887

	Pharmaceuticals — 6.0%
145	Bristol-Myers Squibb Co.	7,863
44	Eli Lilly & Co.	3,659
43	Johnson & Johnson	5,356
109	Merck & Co., Inc.	6,937
264	Pfizer, Inc.	9,021

		32,836

	Total Health Care	53,066

Industrials — 8.7%
	Aerospace & Defense — 1.4%
19	General Dynamics Corp.	3,557
36	United Technologies Corp.	4,051

		7,608

	Industrial Conglomerates — 5.4%
46	3M Co.	8,724
311	General Electric Co.	9,268
92	Honeywell International, Inc.	11,463

		29,455

	Machinery — 0.3%
19	Dover Corp.	1,502

	Road & Rail — 0.7%
47	CSX Corp.	2,174
19	Kansas City Southern	1,664

		3,838

	Trading Companies & Distributors — 0.9%
35	Watsco, Inc.	5,069

	Total Industrials	47,472

Information Technology — 13.6%
	Communications Equipment — 0.7%
105	Cisco Systems, Inc.	3,562

	Electronic Equipment, Instruments & Components — 0.4%
32	TE Connectivity Ltd.	2,371

	Internet Software & Services — 0.8%
5	Alphabet, Inc., Class C (a)	4,495

	IT Services — 0.7%
51	Fidelity National Information Services, Inc.	4,045

	Semiconductors & Semiconductor Equipment — 4.1%
178	Applied Materials, Inc.	6,905
57	KLA-Tencor Corp.	5,390
64	QUALCOMM, Inc.	3,676
75	Texas Instruments, Inc.	6,074

		22,045

	Software — 3.1%
254	Microsoft Corp.	16,709

	Technology Hardware, Storage & Peripherals — 3.8%
114	Apple, Inc.	16,320
239	HP, Inc.	4,280

		20,600

	Total Information Technology	73,827

Materials — 1.5%
	Chemicals — 0.9%
64	EI du Pont de Nemours & Co.	5,125

	Containers & Packaging — 0.6%
72	Sealed Air Corp.	3,129

	Total Materials	8,254

Real Estate — 2.6%
	Equity Real Estate Investment Trusts (REITs) — 2.6%
16	AvalonBay Communities, Inc.	2,992
38	Crown Castle International Corp.	3,542
56	Macerich Co. (The)	3,626
22	Simon Property Group, Inc.	3,716

	Total Real Estate	13,876

Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 1.9%
214	Verizon Communications, Inc.	10,434

	Wireless Telecommunication Services — 0.7%
55	T-Mobile US, Inc. (a)	3,552

	Total Telecommunication Services	13,986

Utilities — 2.3%
	Electric Utilities — 1.7%
38	Edison International	3,025
24	NextEra Energy, Inc.	3,029
77	Xcel Energy, Inc.	3,414

		9,468

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — 0.6%
66	CMS Energy Corp.	2,971

	Total Utilities	12,439

	Total Common Stocks (Cost $364,178)	534,484

Short-Term Investment — 1.7%
	Investment Company — 1.7%
9,394	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $9,394)	9,394

	Total Investments — 100.0% (Cost $373,572)	543,878
	Liabilities in Excess of Other Assets — 0.0% (g)	(209)

	NET ASSETS — 100.0%	$543,669

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,272
Aggregate gross unrealized depreciation	(7,966)

Net unrealized appreciation/depreciation	$170,306

Federal income tax cost of investments	$373,572

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$543,878	$—	$—	$543,878

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.7%
		Consumer Discretionary — 13.0%
		Auto Components — 0.4%
20		Delphi Automotive plc (o)	1,599
4		Lear Corp.	538

			2,137

		Automobiles — 0.5%
22		Ford Motor Co.	258
62		General Motors Co. (o)	2,183

			2,441

		Hotels, Restaurants & Leisure — 0.9%
15		Royal Caribbean Cruises Ltd.	1,440
57		Starbucks Corp.	3,328
1		Yum Brands, Inc.	48

			4,816

		Household Durables — 0.4%
25		DR Horton, Inc.	826
6		Newell Brands, Inc.	261
37		PulteGroup, Inc.	870
8		Toll Brothers, Inc. (a)	283

			2,240

		Internet & Direct Marketing Retail — 1.8%
11		Amazon.com, Inc. (a) (o)	9,413
6		TripAdvisor, Inc. (a)	247

			9,660

		Media — 4.6%
14		Charter Communications, Inc. (a) (o)	4,519
160		Comcast Corp., Class A	6,007
27		DISH Network Corp., Class A (a)	1,704
111		Sirius XM Holdings, Inc.	573
19		Time Warner, Inc.	1,854
175		Twenty-First Century Fox, Inc., Class A (o)	5,681
31		Walt Disney Co. (The)	3,493

			23,831

		Multiline Retail — 0.3%
20		Dollar General Corp.	1,386
8		Macy’s, Inc.	244

			1,630

		Specialty Retail — 3.8%
–	(h)	AutoZone, Inc. (a)	119
19		Best Buy Co., Inc.	953
44		Home Depot, Inc. (The) (o)	6,404
56		Lowe’s Cos., Inc. (o)	4,582
8		O’Reilly Automotive, Inc. (a)	2,118
18		Ross Stores, Inc.	1,195
58		TJX Cos., Inc. (The) (o)	4,598

			19,969

		Textiles, Apparel & Luxury Goods — 0.3%
21		NIKE, Inc., Class B	1,192
2		PVH Corp.	188

			1,380

		Total Consumer Discretionary	68,104

		Consumer Staples — 8.9%
		Beverages — 3.1%
63		Coca-Cola Co. (The)	2,685
17		Constellation Brands, Inc., Class A	2,817
5		Dr Pepper Snapple Group, Inc.	443
31		Molson Coors Brewing Co., Class B	2,930
67		PepsiCo, Inc. (o)	7,523

			16,398

		Food & Staples Retailing — 1.6%
18		Costco Wholesale Corp. (o)	3,044
7		CVS Health Corp.	537
22		Kroger Co. (The)	643
48		Walgreens Boots Alliance, Inc.	3,951
6		Wal-Mart Stores, Inc.	440

			8,615

		Food Products — 1.3%
19		Archer-Daniels-Midland Co. (o)	858
1		JM Smucker Co. (The)	172
20		Kraft Heinz Co. (The) (o)	1,847
87		Mondelez International, Inc., Class A	3,758

			6,635

		Household Products — 1.6%
24		Kimberly-Clark Corp. (o)	3,154
56		Procter & Gamble Co. (The)	5,046

			8,200

		Tobacco — 1.3%
22		Altria Group, Inc.	1,539
37		Philip Morris International, Inc.	4,179
20		Reynolds American, Inc.	1,241

			6,959

		Total Consumer Staples	46,807

		Energy — 6.4%
		Energy Equipment & Services — 0.6%
22		Halliburton Co.	1,082
29		Schlumberger Ltd. (o)	2,255

			3,337

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — 5.8%
31	Anadarko Petroleum Corp.	1,926
10	Apache Corp.	500
46	Cabot Oil & Gas Corp.	1,090
37	Chevron Corp.	3,942
7	Concho Resources, Inc. (a)	915
20	Diamondback Energy, Inc. (a)	2,065
33	EOG Resources, Inc.	3,173
24	EQT Corp.	1,479
91	Exxon Mobil Corp. (o)	7,425
38	Kinder Morgan, Inc.	816
8	Marathon Petroleum Corp.	429
34	Occidental Petroleum Corp.	2,173
19	Pioneer Natural Resources Co.	3,479
11	Valero Energy Corp.	746

		30,158

	Total Energy	33,495

	Financials — 13.9%
	Banks — 5.9%
371	Bank of America Corp. (o)	8,752
22	BB&T Corp.	987
136	Citigroup, Inc.	8,154
107	KeyCorp	1,910
5	PNC Financial Services Group, Inc. (The)	626
45	Regions Financial Corp. (o)	660
3	SVB Financial Group (a)	504
156	Wells Fargo & Co. (o)	8,696
9	Zions Bancorp	382

		30,671

	Capital Markets — 3.1%
4	Ameriprise Financial, Inc.	502
64	Bank of New York Mellon Corp. (The)	3,013
2	BlackRock, Inc.	620
81	Charles Schwab Corp. (The) (o)	3,323
2	Goldman Sachs Group, Inc. (The) (o)	485
35	Intercontinental Exchange, Inc.	2,080
102	Morgan Stanley (o)	4,349
18	State Street Corp. (o)	1,400
17	TD Ameritrade Holding Corp.	678

		16,450

	Consumer Finance — 1.0%
15	American Express Co.	1,161
25	Capital One Financial Corp.	2,165
27	Discover Financial Services	1,863

		5,189

	Diversified Financial Services — 1.4%
43	Berkshire Hathaway, Inc., Class B (a) (o)	7,198
1	Voya Financial, Inc.	20

		7,218

	Insurance — 2.5%
35	American International Group, Inc. (o)	2,210
30	Arthur J Gallagher & Co.	1,668
23	Chubb Ltd.	3,070
2	Everest Re Group Ltd.	505
10	Hartford Financial Services Group, Inc. (The)	469
87	MetLife, Inc. (o)	4,594
19	XL Group Ltd., (Bermuda)	749

		13,265

	Total Financials	72,793

	Health Care — 13.2%
	Biotechnology — 2.6%
11	Alexion Pharmaceuticals, Inc. (a)	1,351
13	Biogen, Inc. (a)	3,600
2	BioMarin Pharmaceutical, Inc. (a)	207
33	Celgene Corp. (a) (o)	4,083
46	Gilead Sciences, Inc.	3,102
13	Vertex Pharmaceuticals, Inc. (a)	1,450

		13,793

	Health Care Equipment & Supplies — 1.8%
61	Abbott Laboratories	2,722
6	Becton Dickinson and Co.	1,013
133	Boston Scientific Corp. (a) (o)	3,305
1	Cooper Cos., Inc. (The)	229
15	Danaher Corp.	1,279
6	Zimmer Biomet Holdings, Inc.	745

		9,293

	Health Care Providers & Services — 2.4%
22	Aetna, Inc. (o)	2,804
6	Cigna Corp.	908
3	HCA Holdings, Inc. (a)	290
9	Humana, Inc.	1,932
42	UnitedHealth Group, Inc. (o)	6,914

		12,848

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — 0.7%
18	Agilent Technologies, Inc.	962
7	Illumina, Inc. (a)	1,275
9	Thermo Fisher Scientific, Inc.	1,444

		3,681

	Pharmaceuticals — 5.7%
19	Allergan plc (o)	4,582
87	Bristol-Myers Squibb Co. (o)	4,749
50	Eli Lilly & Co.	4,197
41	Johnson & Johnson	5,080
47	Merck & Co., Inc. (o)	2,984
243	Pfizer, Inc. (o)	8,299

		29,891

	Total Health Care	69,506

	Industrials — 9.6%
	Aerospace & Defense — 1.5%
15	General Dynamics Corp. (o)	2,862
6	L3 Technologies, Inc.	957
6	Northrop Grumman Corp.	1,496
6	Textron, Inc.	286
19	United Technologies Corp.	2,156

		7,757

	Air Freight & Logistics — 0.2%
3	FedEx Corp.	506
4	United Parcel Service, Inc., Class B	457

		963

	Airlines — 0.7%
36	Delta Air Lines, Inc.	1,670
33	United Continental Holdings, Inc. (a) (o)	2,304

		3,974

	Building Products — 0.6%
17	Allegion plc	1,265
11	Johnson Controls International plc	451
1	Lennox International, Inc.	236
40	Masco Corp.	1,368

		3,320

	Construction & Engineering — 0.1%
11	Fluor Corp. (o)	563

	Electrical Equipment — 0.5%
33	Eaton Corp. plc	2,442

	Industrial Conglomerates — 2.6%
257	General Electric Co. (o)	7,655
48	Honeywell International, Inc. (o)	6,035

		13,690

	Machinery — 1.9%
8	Cummins, Inc. (o)	1,188
4	Deere & Co.	472
4	Fortive Corp. (o)	230
17	Ingersoll-Rand plc	1,367
16	PACCAR, Inc. (o)	1,073
4	Parker-Hannifin Corp. (o)	569
4	Pentair plc, (United Kingdom)	246
9	Snap-on, Inc.	1,507
23	Stanley Black & Decker, Inc.	3,088

		9,740

	Road & Rail — 1.5%
9	Canadian Pacific Railway Ltd., (Canada)	1,337
8	Norfolk Southern Corp.	891
52	Union Pacific Corp. (o)	5,530

		7,758

	Total Industrials	50,207

	Information Technology — 22.1%
	Communications Equipment — 0.4%
58	Cisco Systems, Inc.	1,975

	Electronic Equipment, Instruments & Components — 0.6%
43	TE Connectivity Ltd.	3,172

	Internet Software & Services — 5.0%
9	Alphabet, Inc., Class A (a) (o)	7,839
10	Alphabet, Inc., Class C (a) (o)	8,000
73	Facebook, Inc., Class A (a) (o)	10,342

		26,181

	IT Services — 3.7%
55	Accenture plc, Class A (o)	6,540
5	Automatic Data Processing, Inc.	508
12	Cognizant Technology Solutions Corp., Class A (a) (o)	704
30	Fidelity National Information Services, Inc.	2,427
5	International Business Machines Corp.	823
3	Mastercard, Inc., Class A	342
8	Vantiv, Inc., Class A (a)	513
73	Visa, Inc., Class A (o)	6,523
9	WEX, Inc. (a)	909

		19,289

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 3.5%
50	Analog Devices, Inc. (o)	4,083
28	Broadcom Ltd. (o)	6,189
5	Lam Research Corp.	580
12	Microchip Technology, Inc.	862
7	NVIDIA Corp.	761
5	QUALCOMM, Inc.	260
68	Texas Instruments, Inc. (o)	5,503

		18,238

	Software — 4.5%
46	Adobe Systems, Inc. (a) (o)	5,921
253	Microsoft Corp. (o)	16,682
13	Oracle Corp. (o)	592
13	Snap, Inc., Class A (a)	283
6	Workday, Inc., Class A (a)	492

		23,970

	Technology Hardware, Storage & Peripherals — 4.4%
140	Apple, Inc. (o)	20,158
22	Hewlett Packard Enterprise Co.	527
128	HP, Inc. (o)	2,284

		22,969

	Total Information Technology	115,794

	Materials — 2.7%
	Chemicals — 2.0%
28	Dow Chemical Co. (The)	1,768
34	Eastman Chemical Co.	2,773
53	EI du Pont de Nemours & Co.	4,286
52	Mosaic Co. (The) (o)	1,505

		10,332

	Construction Materials — 0.1%
1	Martin Marietta Materials, Inc. (o)	304

	Containers & Packaging — 0.5%
18	Crown Holdings, Inc. (a)	943
9	Sealed Air Corp.	412
24	WestRock Co.	1,224

		2,579

	Metals & Mining — 0.1%
11	Alcoa Corp.	365
12	Newmont Mining Corp.	399

		764

	Total Materials	13,979

	Real Estate — 2.2%
	Equity Real Estate Investment Trusts (REITs) — 2.2%
11	AvalonBay Communities, Inc.	2,067
11	Brixmor Property Group, Inc.	238
2	Camden Property Trust	135
3	Equinix, Inc.	1,368
2	Essex Property Trust, Inc.	432
25	HCP, Inc. (o)	774
37	Kimco Realty Corp.	826
10	Liberty Property Trust	380
1	Macerich Co. (The)	80
25	Prologis, Inc.	1,275
4	Public Storage	881
5	Regency Centers Corp.	358
9	Simon Property Group, Inc. (o)	1,490
6	SL Green Realty Corp.	668
20	Spirit Realty Capital, Inc.	199
20	STORE Capital Corp.	486

	Total Real Estate	11,657

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.5%
127	AT&T, Inc. (o)	5,264
13	CenturyLink, Inc.	304
48	Verizon Communications, Inc. (o)	2,326

		7,894

	Wireless Telecommunication Services — 0.1%
5	T-Mobile US, Inc. (a)	318

	Total Telecommunication Services	8,212

	Utilities — 3.1%
	Electric Utilities — 2.3%
34	Edison International	2,686
31	NextEra Energy, Inc.	3,941
38	PG&E Corp.	2,500
12	Pinnacle West Capital Corp.	996
46	Xcel Energy, Inc.	2,062

		12,185

	Multi-Utilities — 0.8%
37	Ameren Corp.	1,997
31	CMS Energy Corp.	1,366
22	NiSource, Inc.	529

		3,892

	Total Utilities	16,077

	Total Common Stocks (Cost $441,770)	506,631

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures and Options contracts)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)
	Put Options Purchased: — 0.9%
2,191	S&P 500 Index, expiring 06/30/17 at $2,240.00, European Style (a) (Cost $4,827)	4,809

PRINCIPAL AMOUNT($)
Short-Term Investments — 4.6%
	U.S. Treasury Obligation — 0.1%
165	U.S. Treasury Bill, 0.984%, 03/01/18 (k) (n)	163

SHARES
	Investment Company — 4.5%
23,728	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l)	23,728

	Total Short-Term Investments (Cost $23,891)	23,891

	Total Investments — 102.2% (Cost $470,488)	535,331
	Liabilities in Excess of Other Assets — (2.2)%	(11,407)

	NET ASSETS — 100.0%	$523,924

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
97	E-mini S&P 500 Index	06/16/17	USD	$11,442	$14

OPTIONS WRITTEN

Call Option Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, European Style (Premiums received of $3,368)	$2,440.000	06/30/17	2,191	$(3,440)

Put Option Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, European Style (Premiums received of $694)	$1,900.000	06/30/17	2,191	$(701)

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.
(n)	—	The rate shown is the effective yield as of March 31, 2017.
(o)	—	All or a portion of the security is segregated for options written.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,286
Aggregate gross unrealized depreciation	(2,443)

Net unrealized appreciation/depreciation	$64,843

Federal income tax cost of investments	$470,488

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$535,168	$163	$—	$535,331

Appreciation in Other Financial Instruments
Futures Contracts	$14	$—	$—	$14

Depreciation in Other Financial Instruments
Options Written
Call Option Written	$(3440)	$—	$—	$(3,440)
Put Option Written	(701)	—	—	(701)

Total Depreciation in Other Financial Instruments	$(4,141)	$—	$—	$(4,141)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
	Consumer Discretionary — 10.8%
	Automobiles — 0.9%
1,026	General Motors Co.	36,283

	Hotels, Restaurants & Leisure — 1.9%
274	Dunkin’ Brands Group, Inc.	14,966
1,120	International Game Technology plc	26,541
595	Restaurant Brands International, Inc., (Canada)	33,182

		74,689

	Household Durables — 0.5%
487	DR Horton, Inc.	16,219
2	NVR, Inc. (a)	4,635

		20,854

	Internet & Direct Marketing Retail — 0.7%
29	Amazon.com, Inc. (a)	26,064

	Media — 2.1%
463	CBS Corp. (Non-Voting), Class B	32,128
525	Comcast Corp., Class A	19,727
124	DISH Network Corp., Class A (a)	7,847
214	Walt Disney Co. (The)	24,266

		83,968

	Specialty Retail — 4.2%
717	Best Buy Co., Inc.	35,246
304	Burlington Stores, Inc. (a)	29,615
178	Home Depot, Inc. (The)	26,077
1,194	Ross Stores, Inc.	78,642

		169,580

	Textiles, Apparel & Luxury Goods — 0.5%
194	PVH Corp.	20,114

	Total Consumer Discretionary	431,552

	Consumer Staples — 9.1%
	Beverages — 0.7%
140	Molson Coors Brewing Co., Class B	13,409
131	PepsiCo, Inc.	14,631

		28,040

	Food & Staples Retailing — 2.1%
1,194	Wal-Mart Stores, Inc.	86,035

	Food Products — 4.6%
379	Bunge Ltd.	30,032
746	Conagra Brands, Inc.	30,102
219	Ingredion, Inc.	26,398
165	JM Smucker Co. (The)	21,667
1,074	Pilgrim’s Pride Corp.	24,166
83	Post Holdings, Inc. (a)	7,264
740	Tyson Foods, Inc., Class A	45,653

		185,282

	Household Products — 0.9%
508	Energizer Holdings, Inc.	28,293
85	Procter & Gamble Co. (The)	7,655

		35,948

	Personal Products — 0.8%
546	Nu Skin Enterprises, Inc., Class A	30,331

	Total Consumer Staples	365,636

	Energy — 6.2%
	Energy Equipment & Services — 3.5%
790	Baker Hughes, Inc.	47,234
1,524	Halliburton Co.	74,971
546	TechnipFMC plc, (United Kingdom) (a)	17,758

		139,963

	Oil, Gas & Consumable Fuels — 2.7%
211	Apache Corp.	10,838
72	Cimarex Energy Co.	8,544
196	Devon Energy Corp.	8,160
388	EOG Resources, Inc.	37,820
103	Hess Corp.	4,985
154	Tesoro Corp.	12,459
389	Valero Energy Corp.	25,807

		108,613

	Total Energy	248,576

	Financials — 15.0%
	Banks — 6.5%
4,416	Bank of America Corp.	104,173
1,452	Citigroup, Inc.	86,853
311	Comerica, Inc.	21,301
165	PNC Financial Services Group, Inc. (The)	19,888
1,870	Regions Financial Corp.	27,168

		259,383

	Capital Markets — 1.5%
24	Ameriprise Financial, Inc.	3,073
31	Goldman Sachs Group, Inc. (The)	7,075
999	Morgan Stanley	42,793
76	MSCI, Inc.	7,416

		60,357

	Consumer Finance — 1.9%
1,067	Discover Financial Services	73,000
189	Navient Corp.	2,794

		75,794

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 4.3%
47	Allstate Corp. (The)	3,854
346	Arch Capital Group Ltd. (a)	32,819
223	Assured Guaranty Ltd.	8,257
128	Everest Re Group Ltd.	29,834
276	Lincoln National Corp.	18,084
177	Prudential Financial, Inc.	18,872
206	RenaissanceRe Holdings Ltd., (Bermuda)	29,755
391	Validus Holdings Ltd.	22,065
11	White Mountains Insurance Group Ltd.	9,503

		173,043

	Mortgage Real Estate Investment Trusts (REITs) — 0.8%
416	Chimera Investment Corp.	8,401
2,517	Two Harbors Investment Corp.	24,135

		32,536

	Total Financials	601,113

	Health Care — 12.7%
	Biotechnology — 2.6%
261	Amgen, Inc.	42,823
894	Gilead Sciences, Inc.	60,700

		103,523

	Health Care Equipment & Supplies — 2.7%
51	Align Technology, Inc. (a)	5,850
491	Baxter International, Inc.	25,463
209	Becton Dickinson and Co.	38,339
187	Hologic, Inc. (a)	7,936
206	IDEXX Laboratories, Inc. (a)	31,772

		109,360

	Health Care Providers & Services — 5.9%
235	Aetna, Inc.	29,961
22	Anthem, Inc.	3,705
699	Express Scripts Holding Co. (a)	46,091
188	Humana, Inc.	38,734
106	McKesson Corp.	15,671
442	UnitedHealth Group, Inc.	72,509
214	WellCare Health Plans, Inc. (a)	30,032

		236,703

	Pharmaceuticals — 1.5%
115	Allergan plc	27,380
515	Merck & Co., Inc.	32,736

		60,116

	Total Health Care	509,702

	Industrials — 9.2%
	Aerospace & Defense — 1.8%
265	Boeing Co. (The)	46,780
293	Curtiss-Wright Corp.	26,748

		73,528

	Airlines — 2.4%
47	Alaska Air Group, Inc.	4,288
299	Copa Holdings SA, (Panama), Class A	33,597
608	Delta Air Lines, Inc.	27,964
435	United Continental Holdings, Inc. (a)	30,714

		96,563

	Construction & Engineering — 0.4%
283	Jacobs Engineering Group, Inc.	15,633

	Electrical Equipment — 1.1%
214	EnerSys	16,869
182	Rockwell Automation, Inc.	28,277

		45,146

	Machinery — 2.1%
142	Cummins, Inc.	21,470
214	Illinois Tool Works, Inc.	28,375
208	Parker-Hannifin Corp.	33,331

		83,176

	Professional Services — 0.8%
312	ManpowerGroup, Inc.	32,012

	Trading Companies & Distributors — 0.6%
187	United Rentals, Inc. (a)	23,397

	Total Industrials	369,455

	Information Technology — 22.8%
	Internet Software & Services — 2.8%
21	Alphabet, Inc., Class A (a)	17,889
22	Alphabet, Inc., Class C (a)	18,001
2,287	eBay, Inc. (a)	76,758

		112,648

	IT Services — 3.2%
366	Computer Sciences Corp.	25,271
182	International Business Machines Corp.	31,693
214	Science Applications International Corp.	15,914
620	Visa, Inc., Class A	55,091

		127,969

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 3.1%
2,240	Applied Materials, Inc.	87,120
256	Lam Research Corp.	32,873
75	Teradyne, Inc.	2,320

		122,313

	Software — 7.2%
2,092	Microsoft Corp.	137,766
883	Oracle Corp.	39,382
67	Snap, Inc., Class A (a)	1,498
767	Symantec Corp.	23,522
140	Take-Two Interactive Software, Inc. (a)	8,310
833	VMware, Inc., Class A (a)	76,716

		287,194

	Technology Hardware, Storage & Peripherals — 6.5%
763	Apple, Inc.	109,555
103	Hewlett Packard Enterprise Co.	2,444
4,915	HP, Inc.	87,877
629	NCR Corp. (a)	28,714
765	NetApp, Inc.	32,011

		260,601

	Total Information Technology	910,725

	Materials — 2.1%
	Chemicals — 0.2%
121	Cabot Corp.	7,273

	Containers & Packaging — 0.1%
93	Berry Plastics Group, Inc. (a)	4,507

	Metals & Mining — 1.8%
649	Newmont Mining Corp.	21,378
375	Nucor Corp.	22,383
825	Steel Dynamics, Inc.	28,691

		72,452

	Total Materials	84,232

	Real Estate — 2.1%
	Equity Real Estate Investment Trusts (REITs) — 2.1%
593	American Tower Corp.	72,097
279	Equity Commonwealth (a)	8,720
75	Prologis, Inc.	3,891

	Total Real Estate	84,708

	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.4%
1,295	AT&T, Inc.	53,820
893	Verizon Communications, Inc.	43,519

		97,339

	Wireless Telecommunication Services — 0.2%
794	Sprint Corp. (a)	6,892

	Total Telecommunication Services	104,231

	Utilities — 3.4%
	Electric Utilities — 1.2%
436	Edison International	34,686
90	NextEra Energy, Inc.	11,515

		46,201

	Gas Utilities — 0.7%
541	UGI Corp.	26,716

	Independent Power & Renewable Electricity Producers — 0.7%
2,607	AES Corp.	29,147

	Multi-Utilities — 0.8%
1,142	CenterPoint Energy, Inc.	31,474

	Total Utilities	133,538

	Total Common Stocks (Cost $3,210,355)	3,843,468

Short-Term Investment — 3.5%
	Investment Company — 3.5%
141,043	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $141,043)	141,043

	Total Investments — 99.5% (Cost $3,351,398)	3,984,511
	Other Assets in Excess of Liabilities — 0.5%	19,664

	NET ASSETS — 100.0%	$4,004,175

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
990	E-mini S&P 500 Index	06/16/17	USD	$116,780	$(158)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$702,961
Aggregate gross unrealized depreciation	(69,848)

Net unrealized appreciation/depreciation	$633,113

Federal income tax cost of investments	$3,351,398

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (SOI):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,984,511	—	—	$3,984,511

Depreciation in Other Financial Instruments
Futures Contracts	$(158)	$—	$—	$(158)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.7%
	Consumer Discretionary — 19.2%
	Auto Components — 0.5%
32	Lear Corp.	4,516

	Automobiles — 0.2%
57	General Motors Co.	2,030

	Hotels, Restaurants & Leisure — 3.3%
149	Dunkin’ Brands Group, Inc.	8,125
325	International Game Technology plc	7,698
42	McDonald’s Corp.	5,418
154	Restaurant Brands International, Inc., (Canada)	8,606
295	Wendy’s Co. (The)	4,020

		33,867

	Household Durables — 1.2%
139	DR Horton, Inc.	4,640
4	NVR, Inc. (a)	8,006

		12,646

	Internet & Direct Marketing Retail — 2.8%
20	Amazon.com, Inc. (a)	18,085
6	Priceline Group, Inc. (The) (a)	10,146

		28,231

	Media — 4.4%
141	DISH Network Corp., Class A (a)	8,965
223	Live Nation Entertainment, Inc. (a)	6,770
74	Omnicom Group, Inc.	6,354
1,460	Sirius XM Holdings, Inc.	7,516
480	Twenty-First Century Fox, Inc., Class A	15,550

		45,155

	Specialty Retail — 6.2%
183	Best Buy Co., Inc.	8,989
94	Burlington Stores, Inc. (a)	9,097
194	Home Depot, Inc. (The)	28,470
259	Ross Stores, Inc.	17,041

		63,597

	Textiles, Apparel & Luxury Goods — 0.6%
58	PVH Corp.	6,001

	Total Consumer Discretionary	196,043

	Consumer Staples — 8.9%
	Beverages — 1.3%
17	Molson Coors Brewing Co., Class B	1,656
108	PepsiCo, Inc.	12,025

		13,681

	Food & Staples Retailing — 2.2%
212	Sysco Corp.	11,018
166	Wal-Mart Stores, Inc.	11,965

		22,983

	Food Products — 4.7%
50	Bunge Ltd.	3,923
201	Conagra Brands, Inc.	8,117
31	Ingredion, Inc.	3,697
399	Pilgrim’s Pride Corp.	8,982
86	Post Holdings, Inc. (a)	7,553
248	Tyson Foods, Inc., Class A	15,298

		47,570

	Personal Products — 0.7%
122	Nu Skin Enterprises, Inc., Class A	6,781

	Total Consumer Staples	91,015

	Energy — 0.2%
	Energy Equipment & Services — 0.2%
40	Baker Hughes, Inc.	2,381

	Financials — 2.1%
	Capital Markets — 1.0%
8	MarketAxess Holdings, Inc.	1,575
91	MSCI, Inc.	8,873

		10,448

	Insurance — 1.1%
30	Everest Re Group Ltd.	6,898
34	Lincoln National Corp.	2,199
21	Prudential Financial, Inc.	2,208

		11,305

	Total Financials	21,753

	Health Care — 15.9%
	Biotechnology — 5.4%
60	AbbVie, Inc.	3,916
181	Amgen, Inc.	29,697
311	Gilead Sciences, Inc.	21,089

		54,702

	Health Care Equipment & Supplies — 3.3%
66	Align Technology, Inc. (a)	7,560
161	Baxter International, Inc.	8,324
187	Hologic, Inc. (a)	7,948
61	IDEXX Laboratories, Inc. (a)	9,400

		33,232

	Health Care Providers & Services — 6.3%
123	Aetna, Inc.	15,701
12	Cigna Corp.	1,758
206	Express Scripts Holding Co. (a)	13,591

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
49	Humana, Inc.	9,998
90	UnitedHealth Group, Inc.	14,777
63	WellCare Health Plans, Inc. (a)	8,763

		64,588

	Health Care Technology — 0.2%
40	Veeva Systems, Inc., Class A (a)	2,056

	Pharmaceuticals — 0.7%
31	Allergan plc	7,502

	Total Health Care	162,080

	Industrials — 9.6%
	Aerospace & Defense — 2.7%
117	Boeing Co. (The)	20,693
78	Curtiss-Wright Corp.	7,109

		27,802

	Airlines — 2.5%
66	Copa Holdings SA, (Panama), Class A	7,386
194	Delta Air Lines, Inc.	8,907
125	United Continental Holdings, Inc. (a)	8,802

		25,095

	Construction & Engineering — 0.7%
119	Jacobs Engineering Group, Inc.	6,600

	Electrical Equipment — 1.3%
69	EnerSys	5,447
52	Rockwell Automation, Inc.	8,097

		13,544

	Machinery — 0.8%
52	Parker-Hannifin Corp.	8,305

	Professional Services — 0.8%
83	ManpowerGroup, Inc.	8,482

	Trading Companies & Distributors — 0.8%
66	United Rentals, Inc. (a)	8,278

	Total Industrials	98,106

	Information Technology — 33.9%
	Communications Equipment — 0.2%
14	F5 Networks, Inc. (a)	2,025

	Internet Software & Services — 7.2%
19	Alphabet, Inc., Class A (a)	15,769
18	Alphabet, Inc., Class C (a)	15,098
709	eBay, Inc. (a)	23,811
54	Facebook, Inc., Class A (a)	7,600
34	InterActiveCorp (a)	2,470
37	LogMeIn, Inc.	3,574
63	VeriSign, Inc. (a)	5,470

		73,792

	IT Services — 4.5%
111	Computer Sciences Corp.	7,660
2	Mastercard, Inc., Class A	225
88	Science Applications International Corp.	6,540
353	Visa, Inc., Class A	31,362

		45,787

	Semiconductors & Semiconductor Equipment — 3.3%
595	Applied Materials, Inc.	23,157
66	Lam Research Corp.	8,433
62	Teradyne, Inc.	1,919

		33,509

	Software — 10.9%
43	Aspen Technology, Inc. (a)	2,504
90	Citrix Systems, Inc. (a)	7,480
57	Electronic Arts, Inc. (a)	5,067
732	Microsoft Corp.	48,200
181	Oracle Corp.	8,061
17	Snap, Inc., Class A (a)	378
63	Symantec Corp.	1,921
120	Synopsys, Inc. (a)	8,627
146	Take-Two Interactive Software, Inc. (a)	8,665
226	VMware, Inc., Class A (a)	20,787

		111,690

	Technology Hardware, Storage & Peripherals — 7.8%
356	Apple, Inc.	51,150
789	HP, Inc.	14,113
142	NCR Corp. (a)	6,491
189	NetApp, Inc.	7,901

		79,655

	Total Information Technology	346,458

	Materials — 3.0%
	Chemicals — 0.7%
126	Chemours Co. (The)	4,843
94	Huntsman Corp.	2,297

		7,140

	Construction Materials — 0.1%
15	Eagle Materials, Inc.	1,467

	Containers & Packaging — 0.8%
163	Berry Plastics Group, Inc. (a)	7,917

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Metals & Mining — 1.4%
68	Newmont Mining Corp.	2,228
218	Steel Dynamics, Inc.	7,560
126	United States Steel Corp.	4,257

		14,045

	Total Materials	30,569

	Real Estate — 2.3%
	Equity Real Estate Investment Trusts (REITs) — 2.3%
189	American Homes 4 Rent, Class A	4,342
119	American Tower Corp.	14,439
111	Equity Commonwealth (a)	3,456
10	Extra Space Storage, Inc.	766

	Total Real Estate	23,003

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
307	AT&T, Inc.	12,770

	Utilities — 0.4%
	Independent Power & Renewable Electricity Producers — 0.4%
353	AES Corp.	3,944

	Total Common Stocks (Cost $735,896)	988,122

Short-Term Investment — 2.9%
	Investment Company — 2.9%
29,850	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $29,850)	29,850

	Total Investments — 99.6% (Cost $765,746)	1,017,972
	Other Assets in Excess of Liabilities — 0.4%	4,310

	NET ASSETS — 100.0%	$1,022,282

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
280	E-mini S&P 500 Index	06/16/17	USD	$33,029	$(71)

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$259,127
Aggregate gross unrealized depreciation	(6,901)

Net unrealized appreciation/depreciation	$252,226

Federal income tax cost of investments	$765,746

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,017,972	$—	$—	$1,017,972

Depreciation in Other Financial Instruments
Futures Contracts	$(71)	$—	$—	$(71)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Intrepid Sustainable Equity Fund

(formerly known as JPMorgan Intrepid Advantage Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
		Consumer Discretionary — 10.6%
		Hotels, Restaurants & Leisure — 3.1%
3		McDonald’s Corp.	353
4		Restaurant Brands International, Inc., (Canada)	199

			552

		Media — 3.4%
37		Sirius XM Holdings, Inc.	193
3		Time Warner, Inc.	269
1		Walt Disney Co. (The)	144

			606

		Specialty Retail — 3.5%
2		Home Depot, Inc. (The)	275
4		Lowe’s Cos., Inc.	352

			627

		Textiles, Apparel & Luxury Goods — 0.6%
1		PVH Corp.	114

		Total Consumer Discretionary	1,899

		Consumer Staples — 8.3%
		Beverages — 4.7%
2		Dr Pepper Snapple Group, Inc.	174
2		Molson Coors Brewing Co., Class B	222
4		PepsiCo, Inc.	453

			849

		Food & Staples Retailing — 2.8%
2		Sysco Corp.	122
5		Walgreens Boots Alliance, Inc.	380

			502

		Food Products — 0.8%
1		Ingredion, Inc.	145

		Total Consumer Staples	1,496

		Energy — 5.8%
		Energy Equipment & Services — 4.0%
4		Baker Hughes, Inc.	232
3		Schlumberger Ltd.	248
7		TechnipFMC plc, (United Kingdom) (a)	229

			709

		Oil, Gas & Consumable Fuels — 1.8%
3		Apache Corp.	152
3		Valero Energy Corp.	172

			324

		Total Energy	1,033

		Financials — 14.5%
		Banks — 7.8%
16		Bank of America Corp.	380
11		Citigroup, Inc.	640
3		PNC Financial Services Group, Inc. (The)	367

			1,387

		Capital Markets — 2.5%
6		Bank of New York Mellon Corp. (The)	260
1		MSCI, Inc.	97
1		S&P Global, Inc.	91

			448

		Consumer Finance — 0.7%
2		Discover Financial Services	130

		Insurance — 3.5%
3		Allstate Corp. (The)	206
4		Hartford Financial Services Group, Inc. (The)	185
2		Travelers Cos., Inc. (The)	244

			635

		Total Financials	2,600

		Health Care — 14.4%
		Biotechnology — 6.7%
2		Amgen, Inc.	320
1		Biogen, Inc. (a)	260
—	(h)	Bioverativ, Inc. (a)	17
2		Celgene Corp. (a)	221
6		Gilead Sciences, Inc.	377

			1,195

		Health Care Equipment & Supplies — 0.9%
1		Becton Dickinson and Co.	160

		Health Care Providers & Services — 3.8%
3		Aetna, Inc.	319
2		Humana, Inc.	366

			685

		Life Sciences Tools & Services — 0.5%
1		Waters Corp. (a)	98

		Pharmaceuticals — 2.5%
2		Johnson & Johnson	221
3		Merck & Co., Inc.	219

			440

		Total Health Care	2,578

JPMorgan Intrepid Sustainable Equity Fund

(formerly known as JPMorgan Intrepid Advantage Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Industrials — 10.2%
		Aerospace & Defense — 2.7%
2		Curtiss-Wright Corp.	210
2		Raytheon Co.	282

			492

		Airlines — 1.2%
4		Southwest Airlines Co.	218

		Commercial Services & Supplies — 0.5%
7		Pitney Bowes, Inc.	89

		Construction & Engineering — 0.5%
2		Jacobs Engineering Group, Inc.	87

		Machinery — 3.6%
3		Parker-Hannifin Corp.	461
4		Xylem, Inc.	176

			637

		Professional Services — 0.9%
2		ManpowerGroup, Inc.	164

		Road & Rail — 0.8%
1		Norfolk Southern Corp.	146

		Total Industrials	1,833

		Information Technology — 26.4%
		Communications Equipment — 1.6%
9		Cisco Systems, Inc.	296

		Internet Software & Services — 2.5%
—	(h)	Alphabet, Inc., Class A (a)	254
—	(h)	Alphabet, Inc., Class C (a)	187

			441

		IT Services — 2.7%
2		Mastercard, Inc., Class A	219
3		Visa, Inc., Class A	262

			481

		Semiconductors & Semiconductor Equipment — 2.1%
2		Lam Research Corp.	247
2		QUALCOMM, Inc.	135

			382

		Software — 9.7%
3		Autodesk, Inc. (a)	253
14		Microsoft Corp.	902
8		Oracle Corp.	349
8		Symantec Corp.	233

			1,737

		Technology Hardware, Storage & Peripherals — 7.8%
7		Apple, Inc.	1,067
9		Hewlett Packard Enterprise Co.	219
6		HP, Inc.	104

			1,390

		Total Information Technology	4,727

		Materials — 1.5%
		Chemicals — 1.5%
2		EI du Pont de Nemours & Co.	142
1		International Flavors & Fragrances, Inc.	123

		Total Materials	265

		Real Estate — 0.5%
		Equity Real Estate Investment Trusts (REITs) — 0.5%
2		Prologis, Inc.	84

		Telecommunication Services — 3.2%
		Diversified Telecommunication Services — 3.2%
7		CenturyLink, Inc.	157
9		Verizon Communications, Inc.	415

		Total Telecommunication Services	572

		Utilities — 2.9%
		Electric Utilities — 2.9%
4		Eversource Energy	232
2		NextEra Energy, Inc.	199
2		Portland General Electric Co.	85

		Total Utilities	516

		Total Common Stocks (Cost $13,434)	17,603

Short-Term Investment — 1.7%
		Investment Company — 1.7%
298		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $298)	298

		Total Investments — 100.0% (Cost $13,732)	17,901
		Other Assets in Excess of Liabilities — 0.0% (g)	2

		NET ASSETS — 100.0%	$17,903

Percentages indicated are based on net assets.

JPMorgan Intrepid Sustainable Equity Fund

(formerly known as JPMorgan Intrepid Advantage Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,275
Aggregate gross unrealized depreciation	(106)

Net unrealized appreciation/depreciation	$4,169

Federal income tax cost of investments	$13,732

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intrepid Sustainable Equity Fund

(formerly known as JPMorgan Intrepid Advantage Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,901	$—	$—	$17,901

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
	Consumer Discretionary — 5.5%
	Automobiles — 1.5%
514	General Motors Co.	18,182

	Hotels, Restaurants & Leisure — 1.0%
374	International Game Technology plc	8,854
74	Restaurant Brands International, Inc., (Canada)	4,136

		12,990

	Media — 1.1%
54	CBS Corp. (Non-Voting), Class B	3,725
1,901	Sirius XM Holdings, Inc.	9,787

		13,512

	Specialty Retail — 1.5%
226	Best Buy Co., Inc.	11,089
76	Burlington Stores, Inc. (a)	7,394

		18,483

	Textiles, Apparel & Luxury Goods — 0.4%
29	Michael Kors Holdings Ltd. (a)	1,086
39	PVH Corp.	4,077

		5,163

	Total Consumer Discretionary	68,330

	Consumer Staples — 8.1%
	Food & Staples Retailing — 1.6%
146	Sysco Corp.	7,559
163	Wal-Mart Stores, Inc.	11,735

		19,294

	Food Products — 4.1%
138	Archer-Daniels-Midland Co.	6,353
124	Bunge Ltd.	9,788
246	Conagra Brands, Inc.	9,928
472	Pilgrim’s Pride Corp.	10,625
235	Tyson Foods, Inc., Class A	14,502

		51,196

	Household Products — 1.5%
184	Energizer Holdings, Inc.	10,258
90	Procter & Gamble Co. (The)	8,096

		18,354

	Personal Products — 0.9%
195	Nu Skin Enterprises, Inc., Class A	10,847

	Total Consumer Staples	99,691

	Energy — 11.3%
	Energy Equipment & Services — 4.8%
277	Baker Hughes, Inc.	16,570
38	Dril-Quip, Inc. (a)	2,095
521	Halliburton Co.	25,628
73	Schlumberger Ltd.	5,736
269	TechnipFMC plc, (United Kingdom) (a)	8,749

		58,778

	Oil, Gas & Consumable Fuels — 6.5%
38	Apache Corp.	1,958
43	Chevron Corp.	4,633
50	ConocoPhillips	2,478
247	Devon Energy Corp.	10,284
168	EOG Resources, Inc.	16,418
71	Exxon Mobil Corp.	5,823
34	Hess Corp.	1,639
131	Occidental Petroleum Corp.	8,275
76	Tesoro Corp.	6,185
347	Valero Energy Corp.	23,029

		80,722

	Total Energy	139,500

	Financials — 28.6%
	Banks — 12.4%
2,036	Bank of America Corp.	48,039
661	Citigroup, Inc.	39,528
102	Comerica, Inc.	6,988
251	PNC Financial Services Group, Inc. (The)	30,189
217	Popular, Inc., (Puerto Rico)	8,839
790	Regions Financial Corp.	11,480
213	Synovus Financial Corp.	8,746

		153,809

	Capital Markets — 3.8%
72	Ameriprise Financial, Inc.	9,363
55	Goldman Sachs Group, Inc. (The)	12,669
339	Morgan Stanley	14,510
107	MSCI, Inc.	10,351

		46,893

	Consumer Finance — 2.3%
13	Capital One Financial Corp.	1,161
338	Discover Financial Services	23,082
258	Navient Corp.	3,812

		28,055

	Insurance — 8.1%
240	American International Group, Inc.	14,989
114	Arch Capital Group Ltd. (a)	10,823
257	Assured Guaranty Ltd.	9,533
135	Axis Capital Holdings Ltd.	9,036

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
42	Everest Re Group Ltd.	9,750
132	Lincoln National Corp.	8,607
70	Prudential Financial, Inc.	7,510
73	RenaissanceRe Holdings Ltd., (Bermuda)	10,617
116	Torchmark Corp.	8,906
45	Validus Holdings Ltd.	2,515
9	White Mountains Insurance Group Ltd.	7,743

		100,029

	Mortgage Real Estate Investment Trusts (REITs) — 2.0%
173	AGNC Investment Corp.	3,445
537	Chimera Investment Corp.	10,841
1,112	Two Harbors Investment Corp.	10,659

		24,945

	Total Financials	353,731

	Health Care — 10.6%
	Biotechnology — 2.1%
53	Amgen, Inc.	8,679
267	Gilead Sciences, Inc.	18,101

		26,780

	Health Care Equipment & Supplies — 0.4%
119	Hologic, Inc. (a)	5,046

	Health Care Providers & Services — 5.6%
68	Aetna, Inc.	8,674
23	Anthem, Inc.	3,787
210	Express Scripts Holding Co. (a)	13,828
55	Humana, Inc.	11,297
33	McKesson Corp.	4,937
22	Quest Diagnostics, Inc.	2,150
85	UnitedHealth Group, Inc.	13,990
73	WellCare Health Plans, Inc. (a)	10,207

		68,870

	Pharmaceuticals — 2.5%
36	Allergan plc	8,625
31	Mallinckrodt plc (a)	1,395
612	Pfizer, Inc.	20,934

		30,954

	Total Health Care	131,650

	Industrials — 9.4%
	Aerospace & Defense — 1.4%
46	Boeing Co. (The)	8,153
97	Curtiss-Wright Corp.	8,843

		16,996

	Airlines — 2.6%
62	Copa Holdings SA, (Panama), Class A	6,948
321	Delta Air Lines, Inc.	14,739
140	United Continental Holdings, Inc. (a)	9,918

		31,605

	Construction & Engineering — 0.7%
153	Jacobs Engineering Group, Inc.	8,447

	Electrical Equipment — 1.5%
102	EnerSys	8,028
69	Rockwell Automation, Inc.	10,729

		18,757

	Machinery — 1.9%
103	Allison Transmission Holdings, Inc.	3,714
55	Cummins, Inc.	8,240
11	Illinois Tool Works, Inc.	1,431
66	Parker-Hannifin Corp.	10,565

		23,950

	Professional Services — 0.6%
73	ManpowerGroup, Inc.	7,457

	Trading Companies & Distributors — 0.7%
73	United Rentals, Inc. (a)	9,129

	Total Industrials	116,341

	Information Technology — 10.5%
	Internet Software & Services — 2.9%
769	eBay, Inc. (a)	25,818
137	InterActiveCorp (a)	10,122

		35,940

	IT Services — 0.8%
113	Science Applications International Corp.	8,430
54	Western Union Co. (The)	1,105

		9,535

	Semiconductors & Semiconductor Equipment — 2.7%
114	Applied Materials, Inc.	4,419
449	QUALCOMM, Inc.	25,723
109	Teradyne, Inc.	3,390

		33,532

	Software — 0.1%
32	Symantec Corp.	969

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — 4.0%
1,666	HP, Inc.	29,779
223	NCR Corp. (a)	10,197
238	NetApp, Inc.	9,940

		49,916

	Total Information Technology	129,892

	Materials — 2.6%
	Chemicals — 1.1%
43	Cabot Corp.	2,600
476	Huntsman Corp.	11,691

		14,291

	Containers & Packaging — 0.6%
77	Packaging Corp. of America	7,018

	Metals & Mining — 0.9%
54	Newmont Mining Corp.	1,763
262	Steel Dynamics, Inc.	9,121

		10,884

	Total Materials	32,193

	Real Estate — 2.8%
	Equity Real Estate Investment Trusts (REITs) — 2.8%
504	Brandywine Realty Trust	8,172
83	DuPont Fabros Technology, Inc.	4,111
295	Equity Commonwealth (a)	9,222
127	Hospitality Properties Trust	4,014
421	Piedmont Office Realty Trust, Inc., Class A	8,992

	Total Real Estate	34,511

	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 2.5%
298	AT&T, Inc.	12,370
386	Verizon Communications, Inc.	18,793

	Total Telecommunication Services	31,163

	Utilities — 6.2%
	Electric Utilities — 3.0%
122	Edison International	9,720
224	Exelon Corp.	8,074
78	NextEra Energy, Inc.	10,039
219	Portland General Electric Co.	9,732

		37,565

	Gas Utilities — 0.9%
218	UGI Corp.	10,762

	Independent Power & Renewable Electricity Producers — 0.8%
863	AES Corp.	9,643

	Multi-Utilities — 1.5%
375	CenterPoint Energy, Inc.	10,333
291	MDU Resources Group, Inc.	7,970

		18,303

	Total Utilities	76,273

	Total Common Stocks (Cost $1,012,584)	1,213,275

Short-Term Investment — 1.8%
	Investment Company — 1.8%
21,672	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $21,672)	21,672

	Total Investments — 99.9% (Cost $1,034,256)	1,234,947
	Other Assets in Excess of Liabilities — 0.1%	1,835

	NET ASSETS — 100.0%	$1,236,782

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
110	E-mini S&P 500 Index	06/16/17	USD	$12,976	$23

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$223,363
Aggregate gross unrealized depreciation	(22,672)

Net unrealized appreciation/depreciation	$200,691

Federal income tax cost of investments	$1,034,256

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,234,947	$—	$—	$1,234,947

Appreciation in Other Financial Instruments
Futures Contracts	$23	$—	$—	$23

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.0%
	Consumer Discretionary — 18.2%
	Auto Components — 0.5%
291	BorgWarner, Inc.	12,151

	Automobiles — 0.6%
25	Tesla, Inc. (a)	6,874
101	Thor Industries, Inc.	9,728

		16,602

	Distributors — 0.9%
104	Genuine Parts Co.	9,617
503	LKQ Corp. (a)	14,717

		24,334

	Hotels, Restaurants & Leisure — 3.3%
339	Aramark	12,481
342	Hilton Grand Vacations, Inc. (a)	9,789
603	Hilton Worldwide Holdings, Inc.	35,241
49	Marriott International, Inc., Class A	4,618
227	Norwegian Cruise Line Holdings Ltd. (a)	11,505
279	Red Rock Resorts, Inc., Class A	6,197
54	Vail Resorts, Inc.	10,267

		90,098

	Household Durables — 3.1%
292	Mohawk Industries, Inc. (a)	67,037
377	Newell Brands, Inc.	17,798

		84,835

	Internet & Direct Marketing Retail — 1.0%
152	Expedia, Inc.	19,134
183	Wayfair, Inc., Class A (a)	7,426

		26,560

	Media — 0.9%
166	CBS Corp. (Non-Voting), Class B	11,485
218	DISH Network Corp., Class A (a)	13,823

		25,308

	Multiline Retail — 2.0%
275	Dollar General Corp.	19,197
314	Kohl’s Corp.	12,483
457	Nordstrom, Inc.	21,265

		52,945

	Specialty Retail — 4.4%
16	AutoZone, Inc. (a)	11,570
231	Bed Bath & Beyond, Inc.	9,096
212	Best Buy Co., Inc.	10,422
400	Gap, Inc. (The)	9,719
87	O’Reilly Automotive, Inc. (a)	23,368
338	Ross Stores, Inc.	22,290
168	Tiffany & Co.	15,990
53	Ulta Beauty, Inc. (a)	15,231

		117,686

	Textiles, Apparel & Luxury Goods — 1.5%
462	Gildan Activewear, Inc., (Canada)	12,489
126	PVH Corp.	13,051
93	Ralph Lauren Corp.	7,591
117	VF Corp.	6,410

		39,541

	Total Consumer Discretionary	490,060

	Consumer Staples — 4.0%
	Beverages — 1.3%
75	Constellation Brands, Inc., Class A	12,105
173	Dr Pepper Snapple Group, Inc.	16,982
145	Monster Beverage Corp. (a)	6,672

		35,759

	Food & Staples Retailing — 1.0%
95	Casey’s General Stores, Inc.	10,686
497	Kroger Co. (The)	14,646

		25,332

	Food Products — 0.7%
112	TreeHouse Foods, Inc. (a)	9,502
159	Tyson Foods, Inc., Class A	9,837

		19,339

	Household Products — 0.2%
109	Energizer Holdings, Inc.	6,053

	Personal Products — 0.8%
598	Coty, Inc., Class A	10,833
157	Edgewell Personal Care Co. (a)	11,485

		22,318

	Total Consumer Staples	108,801

	Energy — 3.9%
	Oil, Gas & Consumable Fuels — 3.9%
126	Concho Resources, Inc. (a)	16,120
503	Energen Corp. (a)	27,399
405	EQT Corp.	24,757
434	PBF Energy, Inc., Class A	9,624
279	Range Resources Corp.	8,125
380	Southwestern Energy Co. (a)	3,102
508	Williams Cos., Inc. (The)	15,020

	Total Energy	104,147

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Financials — 14.9%
	Banks — 5.5%
420	Citizens Financial Group, Inc.	14,521
127	Comerica, Inc.	8,703
270	East West Bancorp, Inc.	13,924
669	Fifth Third Bancorp	17,000
269	First Republic Bank	25,278
752	Huntington Bancshares, Inc.	10,066
146	M&T Bank Corp.	22,586
90	Signature Bank (a)	13,400
318	SunTrust Banks, Inc.	17,592
128	Zions Bancorp	5,380

		148,450

	Capital Markets — 4.9%
98	Affiliated Managers Group, Inc.	16,033
75	Ameriprise Financial, Inc.	9,683
424	Invesco Ltd.	12,999
237	Lazard Ltd., Class A	10,909
190	Nasdaq, Inc.	13,175
160	Northern Trust Corp.	13,835
160	Raymond James Financial, Inc.	12,169
123	S&P Global, Inc.	16,055
201	T Rowe Price Group, Inc.	13,687
328	TD Ameritrade Holding Corp.	12,742

		131,287

	Consumer Finance — 0.4%
501	Ally Financial, Inc.	10,184

	Insurance — 4.1%
13	Alleghany Corp. (a)	7,852
51	Chubb Ltd.	6,888
352	Hartford Financial Services Group, Inc. (The)	16,937
531	Loews Corp.	24,830
216	Marsh & McLennan Cos., Inc.	15,947
184	Progressive Corp. (The)	7,224
225	Unum Group	10,572
87	WR Berkley Corp.	6,168
400	XL Group Ltd., (Bermuda)	15,933

		112,351

	Total Financials	402,272

	Health Care — 9.6%
	Biotechnology — 2.1%
181	ACADIA Pharmaceuticals, Inc. (a)	6,226
152	BioMarin Pharmaceutical, Inc. (a)	13,360
74	Incyte Corp. (a)	9,838
63	Intercept Pharmaceuticals, Inc. (a)	7,126
142	Kite Pharma, Inc. (a)	11,137
97	Vertex Pharmaceuticals, Inc. (a)	10,552

		58,239

	Health Care Equipment & Supplies — 1.1%
198	DENTSPLY SIRONA, Inc.	12,346
72	Edwards Lifesciences Corp. (a)	6,759
13	Intuitive Surgical, Inc. (a)	9,581

		28,686

	Health Care Providers & Services — 4.2%
455	Acadia Healthcare Co., Inc. (a)	19,838
142	AmerisourceBergen Corp.	12,554
68	Centene Corp. (a)	4,874
83	Cigna Corp.	12,215
74	Henry Schein, Inc. (a)	12,655
127	Humana, Inc.	26,131
24	Laboratory Corp. of America Holdings (a)	3,395
380	Premier, Inc., Class A (a)	12,089
83	Universal Health Services, Inc., Class B	10,304

		114,055

	Health Care Technology — 0.4%
191	Veeva Systems, Inc., Class A (a)	9,774

	Life Sciences Tools & Services — 1.1%
119	Illumina, Inc. (a)	20,371
329	Patheon NV (a)	8,663

		29,034

	Pharmaceuticals — 0.7%
475	Horizon Pharma plc (a)	7,013
75	Jazz Pharmaceuticals plc (a)	10,899

		17,912

	Total Health Care	257,700

	Industrials — 13.0%
	Aerospace & Defense — 0.3%
115	HEICO Corp., Class A	8,617

	Airlines — 0.7%
335	Southwest Airlines Co.	18,020

	Building Products — 1.9%
524	Fortune Brands Home & Security, Inc.	31,886
110	Lennox International, Inc.	18,410

		50,296

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Commercial Services & Supplies — 1.5%
444	Waste Connections, Inc., (Canada)	39,126

	Electrical Equipment — 1.9%
92	Acuity Brands, Inc.	18,829
250	AMETEK, Inc.	13,536
103	Hubbell, Inc.	12,398
76	Regal Beloit Corp.	5,777

		50,540

	Industrial Conglomerates — 0.9%
229	Carlisle Cos., Inc.	24,345

	Machinery — 3.3%
157	IDEX Corp.	14,697
102	Middleby Corp. (The) (a)	13,918
137	Oshkosh Corp.	9,411
96	Snap-on, Inc.	16,194
147	Stanley Black & Decker, Inc.	19,492
135	WABCO Holdings, Inc. (a)	15,840

		89,552

	Professional Services — 0.7%
139	Equifax, Inc.	18,979

	Road & Rail — 0.4%
139	Old Dominion Freight Line, Inc.	11,860

	Trading Companies & Distributors — 1.4%
351	HD Supply Holdings, Inc. (a)	14,414
126	MSC Industrial Direct Co., Inc., Class A	12,975
88	United Rentals, Inc. (a)	11,030

		38,419

	Total Industrials	349,754

	Information Technology — 18.2%
	Communications Equipment — 1.8%
103	Arista Networks, Inc. (a)	13,689
309	CommScope Holding Co., Inc. (a)	12,877
99	Harris Corp.	10,993
98	Palo Alto Networks, Inc. (a)	11,061

		48,620

	Electronic Equipment, Instruments & Components — 3.7%
558	Amphenol Corp., Class A	39,693
228	Arrow Electronics, Inc. (a)	16,721
250	CDW Corp.	14,413
551	Corning, Inc.	14,885
400	Keysight Technologies, Inc. (a)	14,442

		100,154

	Internet Software & Services — 1.1%
38	CoStar Group, Inc. (a)	7,937
415	GoDaddy, Inc., Class A (a)	15,721
297	Match Group, Inc. (a)	4,844

		28,502

	IT Services — 3.0%
188	Gartner, Inc. (a)	20,302
169	Global Payments, Inc.	13,603
185	Jack Henry & Associates, Inc.	17,201
472	Vantiv, Inc., Class A (a)	30,232

		81,338

	Semiconductors & Semiconductor Equipment — 4.0%
656	Advanced Micro Devices, Inc. (a)	9,546
114	Analog Devices, Inc.	9,356
383	Applied Materials, Inc.	14,910
37	Broadcom Ltd.	8,102
202	Cavium, Inc. (a)	14,490
44	KLA-Tencor Corp.	4,136
117	Lam Research Corp.	14,980
305	NVIDIA Corp.	33,180

		108,700

	Software — 4.6%
267	Atlassian Corp. plc, (Australia), Class A (a)	8,009
435	Electronic Arts, Inc. (a)	38,923
163	Guidewire Software, Inc. (a)	9,159
168	ServiceNow, Inc. (a)	14,695
225	Splunk, Inc. (a)	13,997
252	Synopsys, Inc. (a)	18,189
173	Take-Two Interactive Software, Inc. (a)	10,242
115	Workday, Inc., Class A (a)	9,585

		122,799

	Total Information Technology	490,113

	Materials — 3.3%
	Chemicals — 0.3%
30	Sherwin-Williams Co. (The)	9,276

	Construction Materials — 1.2%
175	Eagle Materials, Inc.	17,019
130	Vulcan Materials Co.	15,626

		32,645

	Containers & Packaging — 1.8%
229	Ball Corp.	16,981
209	Silgan Holdings, Inc.	12,395
361	WestRock Co.	18,790

		48,166

	Total Materials	90,087

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate — 5.7%
	Equity Real Estate Investment Trusts (REITs) — 4.7%
130	American Campus Communities, Inc.	6,175
249	American Homes 4 Rent, Class A	5,717
64	AvalonBay Communities, Inc.	11,793
89	Boston Properties, Inc.	11,828
433	Brixmor Property Group, Inc.	9,294
26	Essex Property Trust, Inc.	6,103
26	Federal Realty Investment Trust	3,531
228	GGP, Inc.	5,279
79	HCP, Inc.	2,474
473	Kimco Realty Corp.	10,447
338	Outfront Media, Inc.	8,973
156	Park Hotels & Resorts, Inc.	3,992
299	Rayonier, Inc.	8,463
97	Regency Centers Corp.	6,413
133	Vornado Realty Trust	13,388
268	Weyerhaeuser Co.	9,094
76	WP Carey, Inc.	4,754

		127,718

	Real Estate Management & Development — 1.0%
765	CBRE Group, Inc., Class A (a)	26,603

	Total Real Estate	154,321

	Utilities — 4.2%
	Electric Utilities — 1.5%
238	Edison International	18,920
60	Westar Energy, Inc.	3,229
438	Xcel Energy, Inc.	19,488

		41,637

	Gas Utilities — 0.5%
224	National Fuel Gas Co.	13,331

	Multi-Utilities — 2.2%
219	CenterPoint Energy, Inc.	6,035
413	CMS Energy Corp.	18,479
156	Sempra Energy	17,242
292	WEC Energy Group, Inc.	17,676

		59,432

	Total Utilities	114,400

	Total Common Stocks (Cost $1,812,349)	2,561,655

Master Limited Partnership — 0.4%
	Financials — 0.4%
	Capital Markets — 0.4%
262	Oaktree Capital Group LLC (Cost $12,201)	11,850

Short-Term Investment — 4.7%
	Investment Company — 4.7%
126,071	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $126,071)	126,071

	Total Investments — 100.1% (Cost $1,950,621)	2,699,576
	Liabilities in Excess of Other Assets — (0.1)%	(2,601)

	NET ASSETS — 100.0%	$2,696,975

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$792,280
Aggregate gross unrealized depreciation	(43,325)

Net unrealized appreciation/depreciation	$748,955

Federal income tax cost of investments	$1,950,621

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,699,576	—	—	$2,699,576

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Consumer Discretionary — 9.0%
	Auto Components — 1.6%
61	American Axle & Manufacturing Holdings, Inc. (a)	1,151
18	Cooper-Standard Holdings, Inc. (a)	2,002
10	Dana, Inc.	183
2	Stoneridge, Inc. (a)	36
5	Tower International, Inc.	148

		3,520

	Diversified Consumer Services — 0.3%
2	Capella Education Co.	154
22	K12, Inc. (a)	429

		583

	Hotels, Restaurants & Leisure — 1.3%
101	Bloomin’ Brands, Inc.	1,998
8	DineEquity, Inc.	419
1	Jack in the Box, Inc.	51
21	Ruth’s Hospitality Group, Inc.	429

		2,897

	Household Durables — 1.9%
15	Helen of Troy Ltd. (a)	1,393
21	Libbey, Inc.	311
19	Lifetime Brands, Inc.	377
2	NACCO Industries, Inc., Class A	128
88	Taylor Morrison Home Corp., Class A (a)	1,870

		4,079

	Internet & Direct Marketing Retail — 0.1%
13	Liberty TripAdvisor Holdings, Inc., Class A (a)	189

	Leisure Products — 0.1%
9	Acushnet Holdings Corp. (a)	157

	Media — 0.6%
8	Gray Television, Inc. (a)	114
3	Nexstar Media Group, Inc.	233
24	Sinclair Broadcast Group, Inc., Class A	972
6	Townsquare Media, Inc., Class A (a)	74

		1,393

	Specialty Retail — 2.8%
29	Caleres, Inc.	766
19	Cato Corp. (The), Class A	419
17	Children’s Place, Inc. (The)	2,005
19	Express, Inc. (a)	177
4	Group 1 Automotive, Inc.	319
457	Office Depot, Inc.	2,131
15	Pier 1 Imports, Inc.	108
2	Tailored Brands, Inc.	30

		5,955

	Textiles, Apparel & Luxury Goods — 0.3%
14	Movado Group, Inc.	357
10	Perry Ellis International, Inc. (a)	208

		565

	Total Consumer Discretionary	19,338

	Consumer Staples — 2.6%
	Food & Staples Retailing — 0.9%
40	SpartanNash Co.	1,406
41	SUPERVALU, Inc. (a)	157
11	US Foods Holding Corp. (a)	319

		1,882

	Food Products — 1.3%
37	Dean Foods Co.	718
29	Pilgrim’s Pride Corp.	661
4	Pinnacle Foods, Inc.	233
6	Post Holdings, Inc. (a)	551
3	Sanderson Farms, Inc.	353
3	TreeHouse Foods, Inc. (a)	212

		2,728

	Household Products — 0.4%
26	Central Garden & Pet Co., Class A (a)	889

	Personal Products — 0.0% (g)
2	USANA Health Sciences, Inc. (a)	97

	Total Consumer Staples	5,596

	Energy — 3.1%
	Energy Equipment & Services — 1.1%
33	Archrock, Inc.	408
27	Exterran Corp. (a)	846
14	Matrix Service Co. (a)	236
7	PHI, Inc. (Non-Voting) (a)	83
3	Pioneer Energy Services Corp. (a)	12
38	RigNet, Inc. (a)	809

		2,394

	Oil, Gas & Consumable Fuels — 2.0%
219	Abraxas Petroleum Corp. (a)	442
8	Callon Petroleum Co. (a)	108
6	Carrizo Oil & Gas, Inc. (a)	183
3	Clayton Williams Energy, Inc. (a)	423
55	Delek US Holdings, Inc.	1,324
118	Denbury Resources, Inc. (a)	305
75	EP Energy Corp., Class A (a)	356
8	Green Plains, Inc.	210
30	Pacific Ethanol, Inc. (a)	204

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
1	REX American Resources Corp. (a)	55
2	SemGroup Corp., Class A	54
28	Westmoreland Coal Co. (a)	401
3	World Fuel Services Corp.	110

		4,175

	Total Energy	6,569

	Financials — 18.1%
	Banks — 11.7%
8	Cathay General Bancorp	317
2	Community Trust Bancorp, Inc.	83
3	CU Bancorp (a)	135
4	Customers Bancorp, Inc. (a)	127
41	East West Bancorp, Inc.	2,109
2	Enterprise Financial Services Corp.	81
34	Fidelity Southern Corp.	753
19	Financial Institutions, Inc.	642
171	First BanCorp, (Puerto Rico) (a)	966
5	First Business Financial Services, Inc.	135
6	First Community Bancshares, Inc.	149
5	First Financial Bancorp	145
8	First Hawaiian, Inc.	239
43	First Merchants Corp.	1,686
54	Fulton Financial Corp.	956
40	Hancock Holding Co.	1,827
35	Hanmi Financial Corp.	1,085
16	Heritage Financial Corp.	406
14	Hilltop Holdings, Inc.	394
63	Hope Bancorp, Inc.	1,215
156	Huntington Bancshares, Inc.	2,094
6	IBERIABANK Corp.	500
4	MainSource Financial Group, Inc.	146
3	NBT Bancorp, Inc.	117
26	PacWest Bancorp	1,387
45	Popular, Inc., (Puerto Rico)	1,824
11	Preferred Bank	593
2	Premier Financial Bancorp, Inc.	46
6	PrivateBancorp, Inc.	330
4	Shore Bancshares, Inc.	62
3	Sierra Bancorp	81
4	Southern National Bancorp of Virginia, Inc.	73
2	Stonegate Bank	94
2	SVB Financial Group (a)	317
110	TCF Financial Corp.	1,867
2	Towne Bank	71
16	TriCo Bancshares	574
16	TriState Capital Holdings, Inc. (a)	369
6	Triumph Bancorp, Inc. (a)	165
22	Zions Bancorp	924

		25,084

	Capital Markets — 1.2%
70	BGC Partners, Inc., Class A	794
3	Evercore Partners, Inc., Class A	252
18	Houlihan Lokey, Inc.	603
15	INTL. FCStone, Inc. (a)	572
3	Piper Jaffray Cos.	199
2	Stifel Financial Corp. (a)	78

		2,498

	Consumer Finance — 1.0%
37	EZCORP, Inc., Class A (a)	301
36	FirstCash, Inc.	1,789

		2,090

	Diversified Financial Services — 0.1%
13	FNFV Group (a)	167
3	Marlin Business Services Corp.	75

		242

	Insurance — 2.6%
52	American Equity Investment Life Holding Co.	1,222
8	Aspen Insurance Holdings Ltd., (Bermuda)	410
60	CNO Financial Group, Inc.	1,228
12	First American Financial Corp.	467
6	HCI Group, Inc.	295
2	Horace Mann Educators Corp.	75
8	Kinsale Capital Group, Inc.	266
5	Maiden Holdings Ltd.	75
4	National General Holdings Corp.	87
4	Selective Insurance Group, Inc.	181
17	Stewart Information Services Corp.	737
4	United Fire Group, Inc.	183
15	Universal Insurance Holdings, Inc.	377

		5,603

	Mortgage Real Estate Investment Trusts (REITs) — 0.5%
10	Capstead Mortgage Corp.	101
64	Redwood Trust, Inc.	1,055

		1,156

	Thrifts & Mortgage Finance — 1.0%
7	Dime Community Bancshares, Inc.	150
10	HomeStreet, Inc. (a)	275
8	Meta Financial Group, Inc.	690
12	OceanFirst Financial Corp.	344
9	PennyMac Financial Services, Inc., Class A (a)	157
9	Walker & Dunlop, Inc. (a)	386

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thrifts & Mortgage Finance — continued
2	Washington Federal, Inc.	62

		2,064

	Total Financials	38,737

	Health Care — 13.3%
	Biotechnology — 5.0%
8	Acceleron Pharma, Inc. (a)	199
60	Achillion Pharmaceuticals, Inc. (a)	254
10	Acorda Therapeutics, Inc. (a)	208
5	Adamas Pharmaceuticals, Inc. (a)	87
9	Aduro Biotech, Inc. (a)	99
1	Adverum Biotechnologies, Inc. (a)	3
2	Agios Pharmaceuticals, Inc. (a)	88
4	AMAG Pharmaceuticals, Inc. (a)	88
72	Amicus Therapeutics, Inc. (a)	514
7	AnaptysBio, Inc. (a)	205
10	Audentes Therapeutics, Inc. (a)	167
7	Bellicum Pharmaceuticals, Inc. (a)	84
7	Bluebird Bio, Inc. (a)	618
12	Blueprint Medicines Corp. (a)	484
18	Cara Therapeutics, Inc. (a)	325
39	Celldex Therapeutics, Inc. (a)	141
8	Clovis Oncology, Inc. (a)	484
7	Coherus Biosciences, Inc. (a)	142
8	Corvus Pharmaceuticals, Inc. (a)	174
13	Dynavax Technologies Corp. (a)	80
20	Epizyme, Inc. (a)	345
8	Esperion Therapeutics, Inc. (a)	275
27	Exelixis, Inc. (a)	574
7	FibroGen, Inc. (a)	170
1	Five Prime Therapeutics, Inc. (a)	22
7	Global Blood Therapeutics, Inc. (a)	269
5	Immune Design Corp. (a)	33
18	Insmed, Inc. (a)	310
6	Jounce Therapeutics, Inc. (a)	125
19	Karyopharm Therapeutics, Inc. (a)	244
1	Loxo Oncology, Inc. (a)	42
8	MacroGenics, Inc. (a)	149
8	Momenta Pharmaceuticals, Inc. (a)	101
9	Neurocrine Biosciences, Inc. (a)	377
7	Ophthotech Corp. (a)	25
5	Puma Biotechnology, Inc. (a)	186
13	Ra Pharmaceuticals, Inc. (a)	266
3	Radius Health, Inc. (a)	112
3	Sage Therapeutics, Inc. (a)	242
13	Sarepta Therapeutics, Inc. (a)	373
15	Selecta Biosciences, Inc. (a)	216
3	Seres Therapeutics, Inc. (a)	33
5	Spark Therapeutics, Inc. (a)	245
54	Synergy Pharmaceuticals, Inc. (a)	254
14	Syros Pharmaceuticals, Inc. (a)	218
2	TESARO, Inc. (a)	262
5	Ultragenyx Pharmaceutical, Inc. (a)	346
10	Vanda Pharmaceuticals, Inc. (a)	137
10	Voyager Therapeutics, Inc. (a)	126
12	Xencor, Inc. (a)	277

		10,798

	Health Care Equipment & Supplies — 3.1%
21	AngioDynamics, Inc. (a)	368
19	Cutera, Inc. (a)	389
16	Inogen, Inc. (a)	1,253
27	Masimo Corp. (a)	2,490
169	OraSure Technologies, Inc. (a)	2,191

		6,691

	Health Care Providers & Services — 3.2%
16	Addus HomeCare Corp. (a)	518
20	AMN Healthcare Services, Inc. (a)	792
99	Cross Country Healthcare, Inc. (a)	1,429
2	Envision Healthcare Corp. (a)	144
19	Genesis Healthcare, Inc. (a)	50
29	Kindred Healthcare, Inc.	244
4	Magellan Health, Inc. (a)	276
22	Molina Healthcare, Inc. (a)	1,013
26	Owens & Minor, Inc.	894
15	PharMerica Corp. (a)	346
14	RadNet, Inc. (a)	81
26	Surgery Partners, Inc. (a)	499
4	WellCare Health Plans, Inc. (a)	528

		6,814

	Health Care Technology — 0.3%
35	HMS Holdings Corp. (a)	718

	Life Sciences Tools & Services — 0.5%
4	Cambrex Corp. (a)	193
13	INC Research Holdings, Inc., Class A (a)	578
3	PRA Health Sciences, Inc. (a)	176

		947

	Pharmaceuticals — 1.2%
8	Amphastar Pharmaceuticals, Inc. (a)	120
6	Cempra, Inc. (a)	24
6	Flex Pharma, Inc. (a)	25
27	Horizon Pharma plc (a)	399
23	Lipocine, Inc. (a)	89
6	Medicines Co. (The) (a)	313
15	Nektar Therapeutics (a)	352
42	Ocular Therapeutix, Inc. (a)	392

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
7	Pacira Pharmaceuticals, Inc. (a)	328
7	Reata Pharmaceuticals, Inc., Class A (a)	156
9	Revance Therapeutics, Inc. (a)	187
5	Theravance Biopharma, Inc., (Cayman Islands) (a)	181

		2,566

	Total Health Care	28,534

	Industrials — 19.2%
	Aerospace & Defense — 1.3%
17	AAR Corp.	577
14	Engility Holdings, Inc. (a)	395
6	HEICO Corp., Class A	450
3	Moog, Inc., Class A (a)	222
51	Vectrus, Inc. (a)	1,146

		2,790

	Air Freight & Logistics — 0.3%
7	Atlas Air Worldwide Holdings, Inc. (a)	402
4	Park-Ohio Holdings Corp.	142

		544

	Airlines — 1.2%
11	Hawaiian Holdings, Inc. (a)	492
63	SkyWest, Inc.	2,168

		2,660

	Building Products — 0.8%
3	American Woodmark Corp. (a)	246
8	JELD-WEN Holding, Inc. (a)	276
13	Universal Forest Products, Inc.	1,261

		1,783

	Commercial Services & Supplies — 3.5%
15	ABM Industries, Inc.	645
153	ACCO Brands Corp. (a)	2,006
19	CECO Environmental Corp.	197
28	Essendant, Inc.	418
3	Herman Miller, Inc.	85
17	Interface, Inc.	328
13	Kimball International, Inc., Class B	209
5	Knoll, Inc.	128
59	Quad/Graphics, Inc.	1,498
32	Steelcase, Inc., Class A	529
4	Viad Corp.	182
2	VSE Corp.	70
47	West Corp.	1,136

		7,431

	Construction & Engineering — 1.4%
15	EMCOR Group, Inc.	969
35	HC2 Holdings, Inc. (a)	217
34	MasTec, Inc. (a)	1,358
6	Orion Group Holdings, Inc. (a)	42
14	Tutor Perini Corp. (a)	436

		3,022

	Electrical Equipment — 1.4%
6	EnerSys	489
107	General Cable Corp.	1,915
8	Powell Industries, Inc.	279
4	Regal Beloit Corp.	267

		2,950

	Machinery — 3.8%
6	Barnes Group, Inc.	306
20	Columbus McKinnon Corp.	504
17	Federal Signal Corp.	230
57	Global Brass & Copper Holdings, Inc.	1,955
6	Greenbrier Cos., Inc. (The)	239
2	Hurco Cos., Inc.	60
4	Hyster-Yale Materials Handling, Inc.	231
8	Kadant, Inc.	467
3	Kennametal, Inc.	129
111	Meritor, Inc. (a)	1,898
1	Standex International Corp.	134
10	TriMas Corp. (a)	209
88	Wabash National Corp.	1,814

		8,176

	Professional Services — 3.6%
65	Acacia Research Corp. (a)	373
30	Barrett Business Services, Inc.	1,644
5	CRA International, Inc.	179
15	ICF International, Inc. (a)	607
19	Insperity, Inc.	1,675
2	Kelly Services, Inc., Class A	41
30	TriNet Group, Inc. (a)	864
62	TrueBlue, Inc. (a)	1,694
8	WageWorks, Inc. (a)	571

		7,648

	Road & Rail — 1.0%
70	ArcBest Corp.	1,833
3	Universal Logistics Holdings, Inc.	38
34	YRC Worldwide, Inc. (a)	374

		2,245

	Trading Companies & Distributors — 0.9%
9	Applied Industrial Technologies, Inc.	550
4	GMS, Inc. (a)	130
67	MRC Global, Inc. (a)	1,234

		1,914

	Total Industrials	41,163

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Information Technology — 17.0%
	Communications Equipment — 1.4%
1	Bel Fuse, Inc., Class B	18
16	Ciena Corp. (a)	377
289	Extreme Networks, Inc. (a)	2,167
9	KVH Industries, Inc. (a)	78
29	Oclaro, Inc. (a)	284

		2,924

	Electronic Equipment, Instruments & Components — 3.7%
2	Anixter International, Inc. (a)	119
36	Benchmark Electronics, Inc. (a)	1,140
32	Insight Enterprises, Inc. (a)	1,308
30	Kimball Electronics, Inc. (a)	512
3	Littelfuse, Inc.	412
9	Methode Electronics, Inc.	404
9	Plexus Corp. (a)	515
61	Sanmina Corp. (a)	2,485
10	Tech Data Corp. (a)	931

		7,826

	Internet Software & Services — 1.5%
7	Alteryx, Inc., Class A (a)	109
24	Bankrate, Inc. (a)	233
9	Cornerstone OnDemand, Inc. (a)	368
11	Coupa Software, Inc. (a)	284
19	Five9, Inc. (a)	311
105	Limelight Networks, Inc. (a)	270
10	MuleSoft, Inc., Class A (a)	251
162	RetailMeNot, Inc. (a)	1,310

		3,136

	IT Services — 2.5%
2	Blackhawk Network Holdings, Inc. (a)	75
12	Euronet Worldwide, Inc. (a)	996
2	EVERTEC, Inc., (Puerto Rico)	39
9	ExlService Holdings, Inc. (a)	443
22	Planet Payment, Inc. (a)	88
6	Science Applications International Corp.	437
15	Sykes Enterprises, Inc. (a)	436
117	Travelport Worldwide Ltd.	1,376
105	Unisys Corp. (a)	1,469

		5,359

	Semiconductors & Semiconductor Equipment — 4.5%
3	Advanced Energy Industries, Inc. (a)	201
113	Advanced Micro Devices, Inc. (a)	1,646
31	Alpha & Omega Semiconductor Ltd. (a)	528
18	Cirrus Logic, Inc. (a)	1,105
32	Cohu, Inc.	581
104	Cypress Semiconductor Corp.	1,427
112	IXYS Corp.	1,624
5	Nanometrics, Inc. (a)	151
7	Rudolph Technologies, Inc. (a)	161
59	Sigma Designs, Inc. (a)	368
85	Ultra Clean Holdings, Inc. (a)	1,427
54	Xcerra Corp. (a)	479

		9,698

	Software — 3.4%
2	Blackline, Inc. (a)	57
16	CommVault Systems, Inc. (a)	808
4	MicroStrategy, Inc., Class A (a)	695
1	PTC, Inc. (a)	77
3	QAD, Inc., Class A	75
3	Qualys, Inc. (a)	121
6	RealPage, Inc. (a)	220
32	RingCentral, Inc., Class A (a)	899
40	Take-Two Interactive Software, Inc. (a)	2,390
110	TiVo Corp.	2,055

		7,397

	Total Information Technology	36,340

	Materials — 4.2%
	Chemicals — 2.4%
10	Chemours Co. (The)	366
19	FutureFuel Corp.	271
19	Innophos Holdings, Inc.	1,014
1	Innospec, Inc.	88
13	Minerals Technologies, Inc.	1,028
15	OMNOVA Solutions, Inc. (a)	149
34	Trinseo SA	2,281

		5,197

	Containers & Packaging — 0.4%
13	Berry Plastics Group, Inc. (a)	613
23	Graphic Packaging Holding Co.	300

		913

	Metals & Mining — 0.8%
126	AK Steel Holding Corp. (a)	905
33	Cliffs Natural Resources, Inc. (a)	274
6	Commercial Metals Co.	116
5	Ryerson Holding Corp. (a)	58
5	Worthington Industries, Inc.	205

		1,558

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Paper & Forest Products — 0.6%
14	Boise Cascade Co. (a)	376
21	Schweitzer-Mauduit International, Inc.	856

		1,232

	Total Materials	8,900

	Real Estate — 7.4%
	Equity Real Estate Investment Trusts (REITs) — 7.3%
13	American Assets Trust, Inc.	528
5	American Campus Communities, Inc.	228
10	Armada Hoffler Properties, Inc.	140
156	Ashford Hospitality Trust, Inc.	994
17	Bluerock Residential Growth REIT, Inc.	210
10	Chatham Lodging Trust	189
8	Chesapeake Lodging Trust	203
9	CoreSite Realty Corp.	835
30	Cousins Properties, Inc.	246
8	CubeSmart	202
3	CyrusOne, Inc.	134
9	DCT Industrial Trust, Inc.	428
10	DDR Corp.	126
17	DiamondRock Hospitality Co.	192
10	DuPont Fabros Technology, Inc.	476
6	Easterly Government Properties, Inc.	113
8	Education Realty Trust, Inc.	345
4	EPR Properties	309
46	First Industrial Realty Trust, Inc.	1,213
3	Franklin Street Properties Corp.	40
50	GEO Group, Inc. (The)	2,295
6	Government Properties Income Trust	118
8	Highwoods Properties, Inc.	378
6	Hudson Pacific Properties, Inc.	208
9	InfraREIT, Inc.	158
8	New Senior Investment Group, Inc.	77
22	NexPoint Residential Trust, Inc.	533
4	Parkway, Inc.	75
2	PS Business Parks, Inc.	218
3	Ramco-Gershenson Properties Trust	42
41	Retail Opportunity Investments Corp.	868
24	Rexford Industrial Realty, Inc.	529
22	RLJ Lodging Trust	527
24	Silver Bay Realty Trust Corp.	524
51	Summit Hotel Properties, Inc.	819
3	Sun Communities, Inc.	217
40	Sunstone Hotel Investors, Inc.	613
24	Xenia Hotels & Resorts, Inc.	408

		15,758

	Real Estate Management & Development — 0.1%
15	Forestar Group, Inc. (a)	208

	Total Real Estate	15,966

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
8	IDT Corp., Class B	98

	Utilities — 3.2%
	Electric Utilities — 1.9%
2	El Paso Electric Co.	85
7	IDACORP, Inc.	574
4	MGE Energy, Inc.	232
39	Portland General Electric Co.	1,739
44	Spark Energy, Inc., Class A	1,396
2	Westar Energy, Inc.	128

		4,154

	Gas Utilities — 0.9%
14	New Jersey Resources Corp.	564
10	Southwest Gas Holdings, Inc.	837
5	WGL Holdings, Inc.	413

		1,814

	Independent Power & Renewable Electricity Producers — 0.3%
15	Atlantic Power Corp. (a)	39
12	Ormat Technologies, Inc.	656

		695

	Water Utilities — 0.1%
2	American States Water Co.	87
3	Consolidated Water Co. Ltd., (Cayman Islands)	29

		116

	Total Utilities	6,779

	Total Common Stocks (Cost $153,787)	208,020

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
2	Emergent Capital, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except for number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.7%
	Investment Company — 2.7%
5,809	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $5,809)	5,809

	Total Investments — 99.8% (Cost $159,596)	213,829
	Other Assets in Excess of Liabilities — 0.2%	404

	NET ASSETS — 100.0%	$214,233

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
83	E-mini Russell 2000	06/16/17	USD	$5,745	$97

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	–	United States Dollar

(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	–	Amount rounds to less than 0.05%.
(l)	–	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,444
Aggregate gross unrealized depreciation	(5,211)

Net unrealized appreciation/depreciation	$54,233

Federal income tax cost of investments	$159,596

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investment (SOI):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$213,829	$—	$—	(b)	$213,829

Appreciation in Other Financial Instruments
Futures Contracts	$97	$—	$—		$97

(a)	Portfolio holdings designated in level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero

There were no significant transfers between level 1 and level 2 during the period ended March 31, 2017.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.4%
	Consumer Discretionary — 14.9%
	Auto Components — 0.8%
488	LCI Industries	48,679

	Distributors — 2.0%
1,005	Pool Corp.	119,909

	Diversified Consumer Services — 1.1%
1,605	ServiceMaster Global Holdings, Inc. (a)	66,994

	Hotels, Restaurants & Leisure — 3.0%
1,714	Brinker International, Inc.	75,326
611	Monarch Casino & Resort, Inc. (a)	18,038
836	Papa John’s International, Inc.	66,885
1,423	Zoe’s Kitchen, Inc. (a)	26,333

		186,582

	Leisure Products — 2.5%
2,239	Acushnet Holdings Corp. (a)	38,691
1,508	Brunswick Corp.	92,306
1,013	Malibu Boats, Inc., Class A (a)	22,735

		153,732

	Media — 2.8%
1,955	Cinemark Holdings, Inc.	86,706
3,743	EW Scripps Co. (The), Class A (a)	87,742

		174,448

	Specialty Retail — 1.7%
3,002	American Eagle Outfitters, Inc.	42,117
4,579	Chico’s FAS, Inc.	65,021

		107,138

	Textiles, Apparel & Luxury Goods — 1.0%
451	Carter’s, Inc.	40,511
2,685	Crocs, Inc. (a)	18,982

		59,493

	Total Consumer Discretionary	916,975

	Consumer Staples — 4.6%
	Food & Staples Retailing — 1.2%
3,105	Performance Food Group Co. (a)	73,896

	Food Products — 1.2%
2,062	AdvancePierre Foods Holdings, Inc.	64,285
99	J&J Snack Foods Corp.	13,410

		77,695

	Household Products — 2.2%
965	Spectrum Brands Holdings, Inc.	134,105

	Total Consumer Staples	285,696

	Energy — 3.9%
	Energy Equipment & Services — 2.8%
459	Core Laboratories NV	53,059
668	Dril-Quip, Inc. (a)	36,430
3,385	Patterson-UTI Energy, Inc.	82,152

		171,641

	Oil, Gas & Consumable Fuels — 1.1%
125	Cimarex Energy Co.	14,991
6,593	SRC ENERGY, Inc. (a)	55,645

		70,636

	Total Energy	242,277

	Financials — 17.0%
	Banks — 11.4%
3,020	Associated Banc-Corp.	73,684
2,142	BankUnited, Inc.	79,908
830	Commerce Bancshares, Inc.	46,624
1,294	First Financial Bancorp	35,533
1,551	First Hawaiian, Inc.	46,418
3,978	First Horizon National Corp.	73,593
383	First Republic Bank	35,944
1,249	Glacier Bancorp, Inc.	42,392
1,312	Great Western Bancorp, Inc.	55,623
913	IBERIABANK Corp.	72,200
1,431	Umpqua Holdings Corp.	25,382
1,362	Western Alliance Bancorp (a)	66,885
623	Wintrust Financial Corp.	43,063

		697,249

	Capital Markets — 4.3%
1,096	Eaton Vance Corp.	49,270
312	FactSet Research Systems, Inc.	51,430
1,308	Lazard Ltd., Class A	60,153
976	Moelis & Co., Class A	37,561
852	Morningstar, Inc.	66,977

		265,391

	Insurance — 1.3%
480	Kinsale Capital Group, Inc.	15,373
1,083	ProAssurance Corp.	65,227

		80,600

	Total Financials	1,043,240

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care — 11.8%
	Health Care Equipment & Supplies — 3.0%
272	ICU Medical, Inc. (a)	41,474
283	IDEXX Laboratories, Inc. (a)	43,760
1,201	West Pharmaceutical Services, Inc.	98,009

		183,243

	Health Care Providers & Services — 4.2%
592	Centene Corp. (a)	42,220
754	HealthEquity, Inc. (a)	32,006
2,135	HealthSouth Corp.	91,392
461	Magellan Health, Inc. (a)	31,854
457	WellCare Health Plans, Inc. (a)	64,073

		261,545

	Health Care Technology — 1.8%
1,115	Cotiviti Holdings, Inc. (a)	46,415
1,085	Medidata Solutions, Inc. (a)	62,609

		109,024

	Life Sciences Tools & Services — 1.4%
1,406	Patheon NV (a)	37,022
1,755	VWR Corp. (a)	49,486

		86,508

	Pharmaceuticals — 1.4%
3,112	Catalent, Inc. (a)	88,142

	Total Health Care	728,462

	Industrials — 18.0%
	Building Products — 0.3%
553	JELD-WEN Holding, Inc. (a)	18,154

	Commercial Services & Supplies — 4.1%
1,959	Brady Corp., Class A	75,733
1,444	Herman Miller, Inc.	45,559
1,447	KAR Auction Services, Inc.	63,193
660	US Ecology, Inc.	30,911
461	Waste Connections, Inc., (Canada)	40,666

		256,062

	Electrical Equipment — 0.7%
1,113	Generac Holdings, Inc. (a)	41,480

	Machinery — 8.5%
2,397	Allison Transmission Holdings, Inc.	86,428
1,132	Altra Industrial Motion Corp.	44,111
996	Douglas Dynamics, Inc.	30,523
727	Lincoln Electric Holdings, Inc.	63,146
690	Proto Labs, Inc. (a)	35,243
915	RBC Bearings, Inc. (a)	88,875
2,808	Toro Co. (The)	175,400

		523,726

	Road & Rail — 2.4%
2,207	Knight Transportation, Inc.	69,192
915	Landstar System, Inc.	78,378

		147,570

	Trading Companies & Distributors — 2.0%
1,031	Applied Industrial Technologies, Inc.	63,784
414	Watsco, Inc.	59,238

		123,022

	Total Industrials	1,110,014

	Information Technology — 10.7%
	Internet Software & Services — 2.1%
1,508	GrubHub, Inc. (a)	49,588
961	Instructure, Inc. (a)	22,477
1,685	Q2 Holdings, Inc. (a)	58,726

		130,791

	IT Services — 0.9%
1,271	CoreLogic, Inc. (a)	51,749

	Semiconductors & Semiconductor Equipment — 1.3%
1,066	Cabot Microelectronics Corp.	81,682

	Software — 6.4%
915	Aspen Technology, Inc. (a)	53,901
574	Blackbaud, Inc.	43,999
1,062	Guidewire Software, Inc. (a)	59,808
773	Imperva, Inc. (a)	31,714
930	Manhattan Associates, Inc. (a)	48,401
226	MicroStrategy, Inc., Class A (a)	42,440
751	Splunk, Inc. (a)	46,801
126	Tableau Software, Inc., Class A (a)	6,244
374	Tyler Technologies, Inc. (a)	57,777

		391,085

	Total Information Technology	655,307

	Materials — 5.6%
	Chemicals — 2.4%
1,775	GCP Applied Technologies, Inc. (a)	57,968
324	Quaker Chemical Corp.	42,648
1,915	Valvoline, Inc.	47,018

		147,634

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — 3.2%
1,711	AptarGroup, Inc.	131,704
1,210	Crown Holdings, Inc. (a)	64,096

		195,800

	Total Materials	343,434

	Real Estate — 6.3%
	Equity Real Estate Investment Trusts (REITs) — 4.6%
824	EastGroup Properties, Inc.	60,610
425	Mid-America Apartment Communities, Inc.	43,191
1,771	National Retail Properties, Inc.	77,247
1,725	Outfront Media, Inc.	45,793
2,519	RLJ Lodging Trust	59,216

		286,057

	Real Estate Management & Development — 1.7%
1,692	HFF, Inc., Class A	46,824
1,932	Realogy Holdings Corp.	57,561

		104,385

	Total Real Estate	390,442

	Utilities — 2.6%
	Electric Utilities — 1.3%
1,852	Portland General Electric Co.	82,252

	Multi-Utilities — 1.3%
1,316	NorthWestern Corp.	77,247

	Total Utilities	159,499

	Total Common Stocks (Cost $4,389,024)	5,875,346

Exchange-Traded Fund — 1.1%
	U.S. Equity — 1.1%
490	iShares Russell 2000 Fund (Cost $62,318)	67,373

Short-Term Investment — 3.1%
	Investment Company — 3.1%
189,883	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $189,883)	189,883

	Total Investments — 99.6% (Cost $4,641,225)	6,132,602
	Other Assets in Excess of Liabilities — 0.4%	24,426

	NET ASSETS — 100.0%	$6,157,028

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,545,431
Aggregate gross unrealized depreciation	(54,054)

Net unrealized appreciation/depreciation	$1,491,377

Federal income tax cost of investments	$4,641,225

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,132,602	$—	$—	$6,132,602

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 44.5%
	International Equity — 17.8%
147,325	iShares Core MSCI EAFE Fund	8,537,484
68,300	iShares Core MSCI Emerging Markets Fund	3,264,057

	Total International Equity	11,801,541

	U.S. Equity — 26.7%
11,736	iShares Russell 2000 Fund	1,613,466
11,407	iShares Russell Mid-Cap Fund	2,135,162
64,277	Vanguard S&P 500 Fund	13,906,329

	Total U.S. Equity	17,654,957

	Total Exchange-Traded Funds (Cost $23,548,416)	29,456,498

Investment Companies — 53.1% (b)
	Alternative Assets — 6.0%
308,833	JPMorgan Realty Income Fund, Class R6 Shares	3,987,030

	International Equity — 16.8%
130,103	JPMorgan Emerging Economies Fund, Class R6 Shares	1,628,887
68,126	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,611,869
167,963	JPMorgan International Equity Fund, Class R6 Shares	2,615,184
175,423	JPMorgan International Opportunities Fund, Class R6 Shares	2,613,805
130,443	JPMorgan Intrepid International Fund, Class R6 Shares	2,614,084

	Total International Equity	11,083,829

	U.S. Equity — 30.3%
261,085	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	4,571,600
93,633	JPMorgan Intrepid America Fund, Class R6 Shares	3,611,410
20,885	JPMorgan Mid Cap Equity Fund, Class R6 Shares	983,681
336,474	JPMorgan U.S. Equity Fund, Class R6 Shares	5,242,272
54,273	JPMorgan U.S. Small Company Fund, Class R6 Shares	993,202
138,931	JPMorgan Value Advantage Fund, Class R6 Shares	4,606,940

	Total U.S. Equity	20,009,105

	Total Investment Companies (Cost $30,254,751)	35,079,964

Short-Term Investments — 1.6%
	Investment Company — 0.9%
596,225	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l)	596,225

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.7%
465,000	U.S. Treasury Bill, 0.732%, 06/29/17 (k) (n)	464,162

	Total Short-Term Investments (Cost $1,060,386)	1,060,387

	Total Investments — 99.2% (Cost $54,863,553)	65,596,849
	Other Assets in Excess of Liabilities — 0.8%	528,278

	NET ASSETS — 100.0%	$66,125,127

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	TOPIX Index	06/08/17	JPY	$1,225,385	$(20,242)
11	E-mini S&P 500 Index	06/16/17	USD	1,297,560	(2,222)
5	Mini Russell 2000 Index	06/16/17	USD	346,100	3,061

	Short Futures Outstanding
(6)	Hang Seng Index	04/27/17	HKD	(932,299)	8,383
(3)	SPI 200 Index	06/15/17	AUD	(334,729)	(5,651)
(7)	FTSE 100 Index	06/16/17	GBP	(638,434)	(1,955)

					$(18,626)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia, and Far East
FTSE	—	Financial Times and The London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.
(n)	—	The rate shown is the effective yield as of March 31, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,733,296
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$10,733,296

Federal income tax cost of investments	$54,863,553

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$65,132,687	$464,162	$—	$65,596,849

Appreciation in Other Financial Instruments
Futures Contracts	$3,061	$8,383	$—	$11,444

Depreciation in Other Financial Instruments
Futures Contracts	$(2,222)	$(27,848)	$—	$(30,070)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Fund — 2.6%
	Fixed Income — 2.6%
535,216	iShares TIPS Bond Fund (Cost $59,632,898)	61,362,514

Investment Companies — 89.1% (b)
	Alternative Assets — 3.8%
4,103,830	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	37,098,625
4,153,519	JPMorgan Realty Income Fund, Class R6 Shares	53,621,934

	Total Alternative Assets	90,720,559

	Fixed Income — 50.8%
41,589,367	JPMorgan Core Bond Fund, Class R6 Shares	479,525,399
20,493,880	JPMorgan Core Plus Bond Fund, Class R6 Shares	167,844,877
12,510,513	JPMorgan Corporate Bond Fund, Class R6 Shares	124,479,602
6,810,460	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	55,641,457
1,438,317	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	11,938,028
6,235,344	JPMorgan Floating Rate Income Fund, Class R6 Shares	58,923,998
23,769,096	JPMorgan High Yield Fund, Class R6 Shares	176,366,696
11,450,603	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	118,399,239

	Total Fixed Income	1,193,119,296

	International Equity — 12.6%
3,238,390	JPMorgan Emerging Economies Fund, Class R6 Shares	40,544,648
1,901,980	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	45,000,847
4,442,222	JPMorgan International Equity Fund, Class R6 Shares	69,165,399
4,622,062	JPMorgan International Opportunities Fund, Class R6 Shares	68,868,721
3,661,845	JPMorgan Intrepid International Fund, Class R6 Shares	73,383,378

	Total International Equity	296,962,993

	U.S. Equity — 21.9%
7,212,606	JPMorgan Disciplined Equity Fund, Class R6 Shares	180,820,036
3,894,347	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	68,190,016
1,552,714	JPMorgan Intrepid America Fund, Class R6 Shares	59,888,184
751,016	JPMorgan Mid Cap Equity Fund, Class R6 Shares	35,372,853
177,586	JPMorgan Small Cap Equity Fund, Class R6 Shares	9,635,812
634,571	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	9,880,273
340,558	JPMorgan Small Cap Value Fund, Class R6 Shares	10,526,643
4,676,487	JPMorgan U.S. Equity Fund, Class R6 Shares	72,859,675
1,987,447	JPMorgan Value Advantage Fund, Class R6 Shares	65,903,734

	Total U.S. Equity	513,077,226

	Total Investment Companies (Cost $1,854,934,166)	2,093,880,074

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
12,771,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $12,757,977)	12,740,069

SHARES
Short-Term Investment — 7.8%
	Investment Company — 7.8%
184,220,226	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $184,220,226)	184,220,226

	Total Investments — 100.1% (Cost $2,111,545,267)	2,352,202,883
	Liabilities in Excess of Other Assets — (0.1)%	(2,853,369)

	NET ASSETS — 100.0%	$2,349,349,514

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
225	TOPIX Index	06/08/17	JPY	$30,634,624	$(507,140)
88	S&P/TSX 60 Index	06/15/17	CAD	12,071,256	(31,934)
22	E-mini S&P 500 Index	06/16/17	USD	2,595,120	(4,444)
411	Mini MSCI Emerging Markets Index	06/16/17	USD	19,756,770	719,284
102	Mini Russell 2000 Index	06/16/17	USD	7,060,440	107,553
90	10 Year U.S Treasury Note	06/21/17	USD	11,210,625	41,146

	Short Futures Outstanding
(40)	Hang Seng Index	04/27/17	HKD	(6,215,328)	55,893
(285)	Euro Bund	06/08/17	EUR	(49,077,814)	(78,941)
(56)	SPI 200 Index	06/15/17	AUD	(6,248,270)	(105,480)
(68)	FTSE 100 Index	06/16/17	GBP	(6,201,926)	(19,201)
(120)	10 Year Canadian Government Bond	06/21/17	CAD	(12,391,172)	(221,128)
(180)	2 Year U.S Treasury Note	06/30/17	USD	(38,961,563)	(39,760)
(279)	5 Year U.S Treasury Note	06/30/17	USD	(32,845,711)	(52,898)

					$(137,050)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$247,290,378
Aggregate gross unrealized depreciation	(6,632,762)

Net unrealized appreciation/depreciation	$240,657,616

Federal income tax cost of investments	$2,111,545,267

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,339,462,814	$12,740,069	$—	$2,352,202,883

Appreciation in Other Financial Instruments
Futures Contracts	$867,983	$55,893	$—	$923,876

Depreciation in Other Financial Instruments
Futures Contracts	$(429,105)	$(631,821)	$—	$(1,060,926)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Fund — 1.3%
	Fixed Income — 1.3%
815,408	iShares TIPS Bond Fund (Cost $91,340,440)	93,486,527

Investment Companies — 97.8% (b)
	Alternative Assets — 3.8%
5,413,725	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	48,940,078
16,661,988	JPMorgan Realty Income Fund, Class R6 Shares	215,106,259

	Total Alternative Assets	264,046,337

	Fixed Income — 47.6%
131,101,728	JPMorgan Core Bond Fund, Class R6 Shares	1,511,602,926
61,950,164	JPMorgan Core Plus Bond Fund, Class R6 Shares	507,371,841
39,396,902	JPMorgan Corporate Bond Fund, Class R6 Shares	391,999,174
18,559,673	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	151,632,528
4,005,164	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	33,242,858
9,851,556	JPMorgan Floating Rate Income Fund, Class R6 Shares	93,097,209
61,325,141	JPMorgan High Yield Fund, Class R6 Shares	455,032,549
18,007,340	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	186,195,896

	Total Fixed Income	3,330,174,981

	International Equity — 16.8%
11,544,485	JPMorgan Emerging Economies Fund, Class R6 Shares	144,536,953
7,489,946	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	177,212,124
18,264,002	JPMorgan International Equity Fund, Class R6 Shares	284,370,514
19,073,543	JPMorgan International Opportunities Fund, Class R6 Shares	284,195,785
14,193,229	JPMorgan Intrepid International Fund, Class R6 Shares	284,432,313

	Total International Equity	1,174,747,689

	U.S. Equity — 29.6%
22,918,300	JPMorgan Disciplined Equity Fund, Class R6 Shares	574,561,785
15,898,694	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	278,386,135
7,492,491	JPMorgan Intrepid America Fund, Class R6 Shares	288,985,389
3,298,819	JPMorgan Mid Cap Equity Fund, Class R6 Shares	155,374,389
797,598	JPMorgan Small Cap Equity Fund, Class R6 Shares	43,277,682
2,954,243	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	45,997,567
1,405,881	JPMorgan Small Cap Value Fund, Class R6 Shares	43,455,780
23,359,900	JPMorgan U.S. Equity Fund, Class R6 Shares	363,947,236
8,269,276	JPMorgan Value Advantage Fund, Class R6 Shares	274,209,200

	Total U.S. Equity	2,068,195,163

	Total Investment Companies (Cost $6,118,241,646)	6,837,164,170

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
34,235,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $34,199,825)	34,152,083

SHARES
Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
395,651	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $395,651)	395,651

	Total Investments — 99.6% (Cost $6,244,177,562)	6,965,198,431
	Other Assets in Excess of Liabilities — 0.4%	28,317,478

	NET ASSETS — 100.0%	$6,993,515,909

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
661	TOPIX Index	06/08/17	JPY	$89,997,717	$(1,492,984)
260	S&P/TSX 60 Index	06/15/17	CAD	35,665,075	(94,353)
227	E-mini S&P 500 Index	06/16/17	USD	26,776,920	(45,861)
1,267	Mini MSCI Emerging Markets Index	06/16/17	USD	60,904,690	2,217,352
135	Mini Russell 2000 Index	06/16/17	USD	9,344,700	142,348
446	10 Year U.S Treasury Note	06/21/17	USD	55,554,875	120,636

	Short Futures Outstanding
(118)	Hang Seng Index	04/27/17	HKD	(18,335,219)	164,877
(839)	Euro Bund	06/08/17	EUR	(144,478,196)	(248,924)
(164)	SPI 200 Index	06/15/17	AUD	(18,298,505)	(308,906)
(199)	FTSE 100 Index	06/16/17	GBP	(18,149,753)	(56,194)
(355)	10 Year Canadian Government Bond	06/21/17	CAD	(36,657,217)	(654,314)
(488)	2 Year U.S Treasury Note	06/30/17	USD	(105,629,125)	(107,781)
(959)	5 Year U.S Treasury Note	06/30/17	USD	(112,899,773)	(181,826)

					$(545,930)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$739,505,320
Aggregate gross unrealized depreciation	(18,484,451)

Net unrealized appreciation/depreciation	$721,020,869

Federal income tax cost of investments	$6,244,177,562

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date

Futures are generally valued on the basis of available market quotations

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,931,046,348	$34,152,083	$—	$6,965,198,431

Appreciation in Other Financial Instruments
Futures Contracts	$2,480,336	$164,877	$—	$2,645,213

Depreciation in Other Financial Instruments
Futures Contracts	$(1,333,059)	$(1,858,084)	$—	$(3,191,143)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Fund — 0.2%
	Fixed Income — 0.2%
122,149	iShares TIPS Bond Fund (Cost $13,895,010)	14,004,383

Investment Companies — 98.9% (b)
	Alternative Assets — 3.7%
745,303	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	6,737,537
19,465,375	JPMorgan Realty Income Fund, Class R6 Shares	251,297,986

	Total Alternative Assets	258,035,523

	Fixed Income — 39.9%
120,826,783	JPMorgan Core Bond Fund, Class R6 Shares	1,393,132,808
56,881,504	JPMorgan Core Plus Bond Fund, Class R6 Shares	465,859,516
34,806,012	JPMorgan Corporate Bond Fund, Class R6 Shares	346,319,815
16,088,719	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	131,444,832
4,347,657	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	36,085,550
1,477,606	JPMorgan Floating Rate Income Fund, Class R6 Shares	13,963,377
54,395,764	JPMorgan High Yield Fund, Class R6 Shares	403,616,567
2,695,471	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	27,871,169

	Total Fixed Income	2,818,293,634

	International Equity — 20.6%
13,946,473	JPMorgan Emerging Economies Fund, Class R6 Shares	174,609,840
9,266,092	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	219,235,727
22,582,878	JPMorgan International Equity Fund, Class R6 Shares	351,615,405
23,645,028	JPMorgan International Opportunities Fund, Class R6 Shares	352,310,911
17,594,102	JPMorgan Intrepid International Fund, Class R6 Shares	352,585,809

	Total International Equity	1,450,357,692

	U.S. Equity — 34.7%
24,799,016	JPMorgan Disciplined Equity Fund, Class R6 Shares	621,711,334
19,999,459	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	350,190,535
9,165,358	JPMorgan Intrepid America Fund, Class R6 Shares	353,507,845
4,070,066	JPMorgan Mid Cap Equity Fund, Class R6 Shares	191,700,126
914,763	JPMorgan Small Cap Equity Fund, Class R6 Shares	49,635,034
3,782,895	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	58,899,674
1,635,026	JPMorgan Small Cap Value Fund, Class R6 Shares	50,538,668
27,170,015	JPMorgan U.S. Equity Fund, Class R6 Shares	423,308,829
10,591,951	JPMorgan Value Advantage Fund, Class R6 Shares	351,229,087

	Total U.S. Equity	2,450,721,132

	Total Investment Companies (Cost $6,340,065,199)	6,977,407,981

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
32,198,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $32,164,988)	32,120,016

SHARES
Short-Term Investment — 0.8%
	Investment Company — 0.8%
58,680,072	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $58,680,072)	58,680,072

	Total Investments — 100.4% (Cost $6,444,805,269)	7,082,212,452
	Liabilities in Excess of Other Assets — (0.4)%	(29,054,362)

	NET ASSETS — 100.0%	$7,053,158,090

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
661	TOPIX Index	06/08/17	JPY	$89,997,717	$(1,493,435)
260	S&P/TSX 60 Index	06/15/17	CAD	35,665,075	(94,353)
1,188	E-mini S&P 500 Index	06/16/17	USD	140,136,480	(240,011)
1,370	Mini MSCI Emerging Markets Index	06/16/17	USD	65,855,900	2,397,609
242	Mini Russell 2000 Index	06/16/17	USD	16,751,240	255,173
527	10 Year U.S Treasury Note	06/21/17	USD	65,644,437	234,981

	Short Futures Outstanding
(118)	Hang Seng Index	04/27/17	HKD	(18,335,219)	164,877
(838)	Euro Bund	06/08/17	EUR	(144,305,993)	(256,793)
(164)	SPI 200 Index	06/15/17	AUD	(18,298,505)	(308,906)
(199)	FTSE 100 Index	06/16/17	GBP	(18,149,753)	(56,193)
(355)	10 Year Canadian Government Bond	06/21/17	CAD	(36,657,217)	(654,329)
(403)	2 Year U.S Treasury Note	06/30/17	USD	(87,230,609)	(89,013)
(930)	5 Year U.S Treasury Note	06/30/17	USD	(109,485,703)	(176,328)

					$(316,721)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$658,554,348
Aggregate gross unrealized depreciation	(21,147,165)

Net unrealized appreciation/depreciation	$637,407,183

Federal income tax cost of investments	$6,444,805,269

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,050,092,436	$32,120,016	$—	$7,082,212,452

Appreciation in Other Financial Instruments
Futures Contracts	$2,887,763	$164,877	$—	$3,052,640

Depreciation in Other Financial Instruments
Futures Contracts	$(1,510,827)	$(1,858,534)	$—	$(3,369,361)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.5% (b)
	Alternative Assets — 4.0%
23,964,550	JPMorgan Realty Income Fund, Class R6 Shares	309,382,339

	Fixed Income — 30.0%
85,025,952	JPMorgan Core Bond Fund, Class R6 Shares	980,349,230
46,201,398	JPMorgan Core Plus Bond Fund, Class R6 Shares	378,389,450
28,256,799	JPMorgan Corporate Bond Fund, Class R6 Shares	281,155,151
15,092,991	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	123,309,733
4,766,028	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	39,558,035
70,331,108	JPMorgan High Yield Fund, Class R6 Shares	521,856,825

	Total Fixed Income	2,324,618,424

	International Equity — 24.1%
17,963,129	JPMorgan Emerging Economies Fund, Class R6 Shares	224,898,371
11,948,508	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	282,701,700
29,015,611	JPMorgan International Equity Fund, Class R6 Shares	451,773,056
30,316,022	JPMorgan International Opportunities Fund, Class R6 Shares	451,708,731
22,541,231	JPMorgan Intrepid International Fund, Class R6 Shares	451,726,262

	Total International Equity	1,862,808,120

	U.S. Equity — 40.4%
31,379,672	JPMorgan Disciplined Equity Fund, Class R6 Shares	786,688,387
26,145,296	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	457,804,136
11,653,798	JPMorgan Intrepid America Fund, Class R6 Shares	449,486,983
5,456,084	JPMorgan Mid Cap Equity Fund, Class R6 Shares	256,981,559
1,136,451	JPMorgan Small Cap Equity Fund, Class R6 Shares	61,663,840
4,400,890	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	68,521,850
2,180,900	JPMorgan Small Cap Value Fund, Class R6 Shares	67,411,610
33,744,244	JPMorgan U.S. Equity Fund, Class R6 Shares	525,735,328
13,648,625	JPMorgan Value Advantage Fund, Class R6 Shares	452,588,395

	Total U.S. Equity	3,126,882,088

	Total Investment Companies (Cost $6,665,772,271)	7,623,690,971

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
68,486,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $68,415,351)	68,320,127

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
47,885,542	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $47,885,542)	47,885,542

	Total Investments — 100.0% (Cost $6,782,073,164)	7,739,896,640
	Liabilities in Excess of Other Assets — 0.0% (g)	(316,038)

	NET ASSETS — 100.0%	$7,739,580,602

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,447	TOPIX Index	06/08/17	JPY	$197,014,669	$(3,268,558)
1,573	10 Year Australian Government Bond	06/15/17	AUD	154,365,055	3,050,218
568	S&P/TSX 60 Index	06/15/17	CAD	77,914,472	(206,125)
1,946	E-mini S&P 500 Index	06/16/17	USD	229,550,160	(393,150)
3,155	Mini MSCI Emerging Markets Index	06/16/17	USD	151,660,850	5,521,504
820	Mini Russell 2000 Index	06/16/17	USD	56,760,400	864,633
1,300	10 Year U.S Treasury Note	06/21/17	USD	161,931,250	713,679

	Short Futures Outstanding
(258)	Hang Seng Index	04/27/17	HKD	(40,088,868)	360,484
(1,835)	Euro Bund	06/08/17	EUR	(315,992,240)	(565,128)
(360)	SPI 200 Index	06/15/17	AUD	(40,167,450)	(678,086)
(435)	FTSE 100 Index	06/16/17	GBP	(39,674,084)	(122,832)
(777)	10 Year Canadian Government Bond	06/21/17	CAD	(80,232,838)	(1,432,213)
(1,283)	2 Year U.S Treasury Note	06/30/17	USD	(277,709,359)	(283,285)
(403)	5 Year U.S Treasury Note	06/30/17	USD	(47,443,805)	(76,409)

					$3,484,732

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI SPI	— —	Morgan Stanley Capital International Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b) (g)	— —	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling

1-800-480-4111.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$964,867,199
Aggregate gross unrealized depreciation	(7,043,723)

Net unrealized appreciation/depreciation	$957,823,476

Federal income tax cost of investments	$6,782,073,164

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,671,576,513	$68,320,127	$—	$7,739,896,640

Appreciation in Other Financial Instruments
Futures Contracts	$10,150,034	$360,484	$—	$10,510,518

Depreciation in Other Financial Instruments
Futures Contracts	$(2,956,310)	$(4,069,476)	$—	$(7,025,786)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.0% (b)
	Alternative Assets — 4.6%
20,032,225	JPMorgan Realty Income Fund, Class R6 Shares	258,616,030

	Fixed Income — 22.3%
39,928,275	JPMorgan Core Bond Fund, Class R6 Shares	460,373,016
23,775,484	JPMorgan Core Plus Bond Fund, Class R6 Shares	194,721,211
14,449,877	JPMorgan Corporate Bond Fund, Class R6 Shares	143,776,280
9,183,111	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	75,026,018
3,461,717	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	28,732,255
48,730,619	JPMorgan High Yield Fund, Class R6 Shares	361,581,195

	Total Fixed Income	1,264,209,975

	International Equity — 26.7%
14,273,485	JPMorgan Emerging Economies Fund, Class R6 Shares	178,704,037
9,881,798	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	233,803,347
23,313,730	JPMorgan International Equity Fund, Class R6 Shares	362,994,778
24,425,755	JPMorgan International Opportunities Fund, Class R6 Shares	363,943,752
18,463,751	JPMorgan Intrepid International Fund, Class R6 Shares	370,013,568

	Total International Equity	1,509,459,482

	U.S. Equity — 44.4%
24,563,952	JPMorgan Disciplined Equity Fund, Class R6 Shares	615,818,282
21,235,036	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	371,825,482
9,374,134	JPMorgan Intrepid America Fund, Class R6 Shares	361,560,333
4,073,623	JPMorgan Mid Cap Equity Fund, Class R6 Shares	191,867,649
966,553	JPMorgan Small Cap Equity Fund, Class R6 Shares	52,445,147
3,400,040	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	52,938,621
1,648,185	JPMorgan Small Cap Value Fund, Class R6 Shares	50,945,404
29,086,273	JPMorgan U.S. Equity Fund, Class R6 Shares	453,164,140
10,913,340	JPMorgan Value Advantage Fund, Class R6 Shares	361,886,361

	Total U.S. Equity	2,512,451,419

	Total Investment Companies (Cost $4,951,359,845)	5,544,736,906

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
50,222,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $50,170,315)	50,100,362

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
73,996,631	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $73,996,631)	73,996,631

	Total Investments — 100.2% (Cost $5,075,526,791)	5,668,833,899
	Liabilities in Excess of Other Assets — (0.2)%	(11,481,541)

	NET ASSETS — 100.0%	$5,657,352,358

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,049	TOPIX Index	06/08/17	JPY	$142,825,424	$(2,370,841)
1,129	10 Year Australian Government Bond	06/15/17	AUD	110,793,482	2,189,130
412	S&P/TSX 60 Index	06/15/17	CAD	56,515,426	(149,513)
1,468	E-mini S&P 500 Index	06/16/17	USD	173,165,280	(296,580)
2,371	Mini MSCI Emerging Markets Index	06/16/17	USD	113,973,970	4,149,442
772	Mini Russell 2000 Index	06/16/17	USD	53,437,840	814,020
1,036	10 Year U.S Treasury Note	06/21/17	USD	129,046,750	395,455

	Short Futures Outstanding
(187)	Hang Seng Index	04/27/17	HKD	(29,056,660)	261,289
(1,330)	Euro Bund	06/08/17	EUR	(229,029,798)	(413,917)
(261)	SPI 200 Index	06/15/17	AUD	(29,121,401)	(491,612)
(315)	FTSE 100 Index	06/16/17	GBP	(28,729,509)	(88,948)
(563)	10 Year Canadian Government Bond	06/21/17	CAD	(58,135,248)	(1,037,720)
(980)	2 Year U.S Treasury Note	06/30/17	USD	(212,124,063)	(208,227)
(301)	5 Year U.S Treasury Note	06/30/17	USD	(35,435,695)	(57,069)

					$2,694,909

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$596,916,583
Aggregate gross unrealized depreciation	(3,609,475)

Net unrealized appreciation/depreciation	$593,307,108

Federal income tax cost of investments	$5,075,526,791

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,618,733,537	$50,100,362	$—	$5,668,833,899

Appreciation in Other Financial Instruments
Futures Contracts	$7,548,047	$261,289	$—	$7,809,336

Depreciation in Other Financial Instruments
Futures Contracts	$(2,163,026)	$(2,951,401)	$—	$(5,114,427)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.3% (b)
	Alternative Assets — 5.1%
22,480,892	JPMorgan Realty Income Fund, Class R6 Shares	290,228,322

	Fixed Income — 15.0%
18,260,267	JPMorgan Core Bond Fund, Class R6 Shares	210,540,879
14,431,778	JPMorgan Core Plus Bond Fund, Class R6 Shares	118,196,262
9,166,449	JPMorgan Corporate Bond Fund, Class R6 Shares	91,206,172
7,542,284	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	61,620,464
3,522,782	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	29,239,091
47,564,562	JPMorgan High Yield Fund, Class R6 Shares	352,929,051

	Total Fixed Income	863,731,919

	International Equity — 29.3%
16,694,030	JPMorgan Emerging Economies Fund, Class R6 Shares	209,009,250
11,009,818	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	260,492,297
26,055,543	JPMorgan International Equity Fund, Class R6 Shares	405,684,800
27,120,057	JPMorgan International Opportunities Fund, Class R6 Shares	404,088,851
20,256,320	JPMorgan Intrepid International Fund, Class R6 Shares	405,936,658

	Total International Equity	1,685,211,856

	U.S. Equity — 48.9%
27,199,737	JPMorgan Disciplined Equity Fund, Class R6 Shares	681,897,395
23,533,193	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	412,066,211
10,482,474	JPMorgan Intrepid America Fund, Class R6 Shares	404,309,012
4,383,384	JPMorgan Mid Cap Equity Fund, Class R6 Shares	206,457,365
1,080,432	JPMorgan Small Cap Equity Fund, Class R6 Shares	58,624,228
4,474,791	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	69,672,503
1,952,952	JPMorgan Small Cap Value Fund, Class R6 Shares	60,365,749
33,122,572	JPMorgan U.S. Equity Fund, Class R6 Shares	516,049,670
12,021,545	JPMorgan Value Advantage Fund, Class R6 Shares	398,634,442

	Total U.S. Equity	2,808,076,575

	Total Investment Companies (Cost $4,861,582,232)	5,647,248,672

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
49,734,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $49,682,796)	49,613,544

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
36,087,106	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $36,087,106)	36,087,106

	Total Investments — 99.8% (Cost $4,947,352,134)	5,732,949,322
	Other Assets in Excess of Liabilities — 0.2%	14,113,776

	NET ASSETS — 100.0%	$5,747,063,098

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,068	TOPIX Index	06/08/17	JPY	$145,412,347	$(2,413,883)
1,153	10 Year Australian Government Bond	06/15/17	AUD	113,148,702	2,235,870
419	S&P/TSX 60 Index	06/15/17	CAD	57,475,640	(152,053)
1,414	E-mini S&P 500 Index	06/16/17	USD	166,795,440	(285,670)
2,259	Mini MSCI Emerging Markets Index	06/16/17	USD	108,590,130	3,953,434
582	Mini Russell 2000 Index	06/16/17	USD	40,286,040	613,679
1,266	10 Year U.S Treasury Note	06/21/17	USD	157,696,125	633,871

	Short Futures Outstanding
(190)	Hang Seng Index	04/27/17	HKD	(29,522,809)	265,477
(1,353)	Euro Bund	06/08/17	EUR	(232,990,464)	(420,224)
(265)	SPI 200 Index	06/15/17	AUD	(29,567,706)	(499,147)
(321)	FTSE 100 Index	06/16/17	GBP	(29,276,738)	(90,642)
(573)	10 Year Canadian Government Bond	06/21/17	CAD	(59,167,846)	(1,056,112)
(979)	2 Year U.S Treasury Note	06/30/17	USD	(211,907,609)	(210,537)
(199)	5 Year U.S Treasury Note	06/30/17	USD	(23,427,586)	(37,730)

					$2,536,333

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$786,931,516
Aggregate gross unrealized depreciation	(1,334,328)

Net unrealized appreciation/depreciation	$785,597,188

Federal income tax cost of investments	$4,947,352,134

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,683,335,778	$49,613,544	$—	$5,732,949,322

Appreciation in Other Financial Instruments
Futures Contracts	$7,436,854	$265,477	$—	$7,702,331

Depreciation in Other Financial Instruments
Futures Contracts	$(2,162,326)	$(3,003,672)	$—	$(5,165,998)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.8% (b)
	Alternative Assets — 5.1%
14,406,206	JPMorgan Realty Income Fund, Class R6 Shares	185,984,125

	Fixed Income — 13.8%
9,791,109	JPMorgan Core Bond Fund, Class R6 Shares	112,891,488
7,935,003	JPMorgan Core Plus Bond Fund, Class R6 Shares	64,987,676
5,074,885	JPMorgan Corporate Bond Fund, Class R6 Shares	50,495,105
4,533,707	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	37,040,383
2,231,582	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	18,522,127
29,897,270	JPMorgan High Yield Fund, Class R6 Shares	221,837,747

	Total Fixed Income	505,774,526

	International Equity — 30.4%
11,380,967	JPMorgan Emerging Economies Fund, Class R6 Shares	142,489,712
7,154,405	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	169,273,227
16,919,401	JPMorgan International Equity Fund, Class R6 Shares	263,435,068
17,965,329	JPMorgan International Opportunities Fund, Class R6 Shares	267,683,396
13,645,639	JPMorgan Intrepid International Fund, Class R6 Shares	273,458,599

	Total International Equity	1,116,340,002

	U.S. Equity — 48.5%
17,596,225	JPMorgan Disciplined Equity Fund, Class R6 Shares	441,137,366
14,827,164	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	259,623,648
6,698,789	JPMorgan Intrepid America Fund, Class R6 Shares	258,372,274
2,876,296	JPMorgan Mid Cap Equity Fund, Class R6 Shares	135,473,535
642,664	JPMorgan Small Cap Equity Fund, Class R6 Shares	34,870,954
2,495,624	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	38,856,868
1,109,629	JPMorgan Small Cap Value Fund, Class R6 Shares	34,298,638
20,485,940	JPMorgan U.S. Equity Fund, Class R6 Shares	319,170,941
7,890,188	JPMorgan Value Advantage Fund, Class R6 Shares	261,638,626

	Total U.S. Equity	1,783,442,850

	Total Investment Companies (Cost $3,225,439,471)	3,591,541,503

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
32,038,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $32,005,095)	31,960,404

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
67,351,680	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $67,351,680)	67,351,680

	Total Investments — 100.5% (Cost $3,324,796,246)	3,690,853,587
	Liabilities in Excess of Other Assets — (0.5)%	(17,199,442)

	NET ASSETS — 100.0%	$3,673,654,145

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
674	TOPIX Index	06/08/17	JPY	$91,767,717	$(1,523,670)
723	10 Year Australian Government Bond	06/15/17	AUD	70,951,008	1,402,099
264	S&P/TSX 60 Index	06/15/17	CAD	36,213,769	(95,803)
1,045	E-mini S&P 500 Index	06/16/17	USD	123,268,200	(211,121)
1,317	Mini MSCI Emerging Markets Index	06/16/17	USD	63,308,190	2,304,854
500	Mini Russell 2000 Index	06/16/17	USD	34,610,000	527,215
704	10 Year U.S Treasury Note	06/21/17	USD	87,692,000	432,693

	Short Futures Outstanding
(120)	Hang Seng Index	04/27/17	HKD	(18,645,985)	167,673
(854)	Euro Bund	06/08/17	EUR	(147,061,239)	(268,223)
(167)	SPI 200 Index	06/15/17	AUD	(18,633,234)	(314,557)
(202)	FTSE 100 Index	06/16/17	GBP	(18,423,368)	(57,038)
(362)	10 Year Canadian Government Bond	06/21/17	CAD	(37,380,035)	(667,168)
(612)	2 Year U.S Treasury Note	06/30/17	USD	(132,469,313)	(131,613)
(123)	5 Year U.S Treasury Note	06/30/17	USD	(14,480,367)	(23,321)

					$1,542,020

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$367,776,870
Aggregate gross unrealized depreciation	(1,719,529)

Net unrealized appreciation/depreciation	$366,057,341

Federal income tax cost of investments	$3,324,796,246

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,658,893,183	$31,960,404	$—	$3,690,853,587

Appreciation in Other Financial Instruments
Futures Contracts	$4,666,861	$167,673	$—	$4,834,534

Depreciation in Other Financial Instruments
Futures Contracts	$(1,397,249)	$(1,895,265)	$—	$(3,292,514)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.8% (b)
	Alternative Assets — 5.0%
11,756,472	JPMorgan Realty Income Fund, Class R6 Shares	151,776,049

	Fixed Income — 13.8%
8,236,444	JPMorgan Core Bond Fund, Class R6 Shares	94,966,204
6,505,274	JPMorgan Core Plus Bond Fund, Class R6 Shares	53,278,194
4,160,737	JPMorgan Corporate Bond Fund, Class R6 Shares	41,399,330
3,761,570	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	30,732,029
1,846,676	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	15,327,411
24,747,158	JPMorgan High Yield Fund, Class R6 Shares	183,623,913

	Total Fixed Income	419,327,081

	International Equity — 30.1%
8,934,334	JPMorgan Emerging Economies Fund, Class R6 Shares	111,857,858
5,785,809	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	136,892,231
14,339,073	JPMorgan International Equity Fund, Class R6 Shares	223,259,370
14,593,965	JPMorgan International Opportunities Fund, Class R6 Shares	217,450,075
11,118,489	JPMorgan Intrepid International Fund, Class R6 Shares	222,814,519

	Total International Equity	912,274,053

	U.S. Equity — 48.9%
14,447,102	JPMorgan Disciplined Equity Fund, Class R6 Shares	362,188,857
12,365,158	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	216,513,920
5,630,494	JPMorgan Intrepid America Fund, Class R6 Shares	217,168,163
2,234,406	JPMorgan Mid Cap Equity Fund, Class R6 Shares	105,240,538
529,260	JPMorgan Small Cap Equity Fund, Class R6 Shares	28,717,640
1,933,610	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	30,106,314
946,324	JPMorgan Small Cap Value Fund, Class R6 Shares	29,250,864
17,988,559	JPMorgan U.S. Equity Fund, Class R6 Shares	280,261,752
6,450,408	JPMorgan Value Advantage Fund, Class R6 Shares	213,895,522

	Total U.S. Equity	1,483,343,570

	Total Investment Companies (Cost $2,653,078,269)	2,966,720,753

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
26,067,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $26,040,268)	26,003,866

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
34,846,902	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $34,846,902)	34,846,902

	Total Investments — 99.8% (Cost $2,713,965,439)	3,027,571,521
	Other Assets in Excess of Liabilities — 0.2%	6,696,230

	NET ASSETS — 100.0%	$3,034,267,751

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
556	TOPIX Index	06/08/17	JPY	$75,701,559	$(1,257,058)
593	10 Year Australian Government Bond	06/15/17	AUD	58,193,565	1,150,004
218	S&P/TSX 60 Index	06/15/17	CAD	29,903,794	(79,110)
751	E-mini S&P 500 Index	06/16/17	USD	88,587,960	(151,725)
1,261	Mini MSCI Emerging Markets Index	06/16/17	USD	60,616,270	2,206,850
532	Mini Russell 2000 Index	06/16/17	USD	36,825,040	560,957
502	10 Year U.S Treasury Note	06/21/17	USD	62,530,375	169,239
5	5 Year U.S Treasury Note	06/30/17	USD	588,633	927

	Short Futures Outstanding
(99)	Hang Seng Index	04/27/17	HKD	(15,382,938)	138,328
(705)	Euro Bund	06/08/17	EUR	(121,403,013)	(223,017)
(138)	SPI 200 Index	06/15/17	AUD	(15,397,523)	(259,933)
(167)	FTSE 100 Index	06/16/17	GBP	(15,231,200)	(47,158)
(299)	10 Year Canadian Government Bond	06/21/17	CAD	(30,874,670)	(551,087)
(478)	2 Year U.S Treasury Note	06/30/17	USD	(103,464,594)	(101,604)

					$1,555,613

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$315,317,925
Aggregate gross unrealized depreciation	(1,711,843)

Net unrealized appreciation/depreciation	$313,606,082

Federal income tax cost of investments	$2,713,965,439

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,001,567,655	$26,003,866	$—	$3,027,571,521

Appreciation in Other Financial Instruments
Futures Contracts	$4,087,977	$138,328	$—	$4,226,305

Depreciation in Other Financial Instruments
Futures Contracts	$(1,106,543)	$(1,564,149)	$—	$(2,670,692)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.2% (b)
	Alternative Assets — 5.3%
3,848,052	JPMorgan Realty Income Fund, Class R6 Shares	49,678,358

	Fixed Income — 13.8%
2,497,481	JPMorgan Core Bond Fund, Class R6 Shares	28,795,961
2,103,514	JPMorgan Core Plus Bond Fund, Class R6 Shares	17,227,782
1,340,083	JPMorgan Corporate Bond Fund, Class R6 Shares	13,333,828
1,147,369	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	9,374,005
561,264	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	4,658,492
7,529,376	JPMorgan High Yield Fund, Class R6 Shares	55,867,968

	Total Fixed Income	129,258,036

	International Equity — 29.8%
2,779,896	JPMorgan Emerging Economies Fund, Class R6 Shares	34,804,303
1,788,374	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	42,312,918
4,245,170	JPMorgan International Equity Fund, Class R6 Shares	66,097,296
4,570,958	JPMorgan International Opportunities Fund, Class R6 Shares	68,107,275
3,382,857	JPMorgan Intrepid International Fund, Class R6 Shares	67,792,444

	Total International Equity	279,114,236

	U.S. Equity — 48.3%
4,342,139	JPMorgan Disciplined Equity Fund, Class R6 Shares	108,857,418
3,790,983	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	66,380,121
1,693,658	JPMorgan Intrepid America Fund, Class R6 Shares	65,324,386
716,310	JPMorgan Mid Cap Equity Fund, Class R6 Shares	33,738,215
173,444	JPMorgan Small Cap Equity Fund, Class R6 Shares	9,411,058
579,860	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	9,028,420
302,226	JPMorgan Small Cap Value Fund, Class R6 Shares	9,341,802
5,492,078	JPMorgan U.S. Equity Fund, Class R6 Shares	85,566,582
1,991,452	JPMorgan Value Advantage Fund, Class R6 Shares	66,036,536

	Total U.S. Equity	453,684,538

	Total Investment Companies (Cost $846,529,454)	911,735,168

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
7,965,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $7,956,859)	7,945,709

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
17,209,469	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $17,209,469)	17,209,469

	Total Investments — 99.9% (Cost $871,695,782)	936,890,346
	Other Assets in Excess of Liabilities — 0.1%	796,293

	NET ASSETS — 100.0%	$937,686,639

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
167	TOPIX Index	06/08/17	JPY	$22,737,698	$(376,950)
168	10 Year Australian Government Bond	06/15/17	AUD	16,486,541	325,739
66	S&P/TSX 60 Index	06/15/17	CAD	9,053,442	(23,951)
263	E-mini S&P 500 Index	06/16/17	USD	31,023,480	(53,134)
405	Mini MSCI Emerging Markets Index	06/16/17	USD	19,468,350	708,782
131	Mini Russell 2000 Index	06/16/17	USD	9,067,820	138,131
178	10 Year U.S Treasury Note	06/21/17	USD	22,172,125	69,163

	Short Futures Outstanding
(30)	Hang Seng Index	04/27/17	HKD	(4,661,496)	41,917
(212)	Euro Bund	06/08/17	EUR	(36,507,005)	(66,703)
(42)	SPI 200 Index	06/15/17	AUD	(4,686,202)	(79,110)
(50)	FTSE 100 Index	06/16/17	GBP	(4,560,240)	(14,118)
(90)	10 Year Canadian Government Bond	06/21/17	CAD	(9,293,379)	(165,760)
(163)	2 Year U.S Treasury Note	06/30/17	USD	(35,281,859)	(45,506)
(23)	5 Year U.S Treasury Note	06/30/17	USD	(2,707,711)	(4,361)

					$454,139

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,024,887
Aggregate gross unrealized depreciation	(1,830,323)

Net unrealized appreciation/depreciation	$65,194,564

Federal income tax cost of investments	$871,695,782

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$928,944,637	$7,945,709	$—	$936,890,346

Appreciation in Other Financial Instruments
Futures Contracts	$1,241,815	$41,917	$—	$1,283,732

Depreciation in Other Financial Instruments
Futures Contracts	$(359,415)	$(470,178)	$—	$(829,593)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.8% (b)
	Alternative Assets — 5.2%
21,564	JPMorgan Realty Income Fund, Class R6 Shares	278,388

	Fixed Income — 7.7%
276	JPMorgan Core Bond Fund, Class R6 Shares	3,178
339	JPMorgan Core Plus Bond Fund, Class R6 Shares	2,778
334	JPMorgan Corporate Bond Fund, Class R6 Shares	3,322
7,019	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	57,345
2,773	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	23,019
42,927	JPMorgan High Yield Fund, Class R6 Shares	318,521

	Total Fixed Income	408,163

	International Equity — 32.4%
20,300	JPMorgan Emerging Economies Fund, Class R6 Shares	254,154
12,044	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	284,951
25,404	JPMorgan International Equity Fund, Class R6 Shares	395,543
26,578	JPMorgan International Opportunities Fund, Class R6 Shares	396,014
19,785	JPMorgan Intrepid International Fund, Class R6 Shares	396,488

	Total International Equity	1,727,150

	U.S. Equity — 53.5%
32,433	JPMorgan Disciplined Equity Fund, Class R6 Shares	813,084
21,129	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	369,969
9,746	JPMorgan Intrepid America Fund, Class R6 Shares	375,886
4,063	JPMorgan Mid Cap Equity Fund, Class R6 Shares	191,386
1,513	JPMorgan Small Cap Equity Fund, Class R6 Shares	82,088
4,804	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	74,799
2,662	JPMorgan Small Cap Value Fund, Class R6 Shares	82,297
31,402	JPMorgan U.S. Equity Fund, Class R6 Shares	489,237
11,453	JPMorgan Value Advantage Fund, Class R6 Shares	379,771

	Total U.S. Equity	2,858,517

	Total Investments — 98.8% (Cost $5,121,664)	5,272,218
	Other Assets in Excess of Liabilities — 1.2%	66,339

	NET ASSETS — 100.0%	$5,338,557

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,783
Aggregate gross unrealized depreciation	(7,229)

Net unrealized appreciation/depreciation	$150,554

Federal income tax cost of investments	$5,121,664

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,272,218	$—	$—	$5,272,218

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Fund — 2.5%
	Fixed Income — 2.5%
470,300	iShares TIPS Bond Fund (Cost $52,540,883)	53,919,895

Investment Companies — 88.3% (b)
	Alternative Assets — 3.7%
3,502,383	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	31,661,544
3,822,407	JPMorgan Realty Income Fund, Class R6 Shares	49,347,277

	Total Alternative Assets	81,008,821

	Fixed Income — 50.1%
37,796,980	JPMorgan Core Bond Fund, Class R6 Shares	435,799,177
18,092,332	JPMorgan Core Plus Bond Fund, Class R6 Shares	148,176,202
11,350,843	JPMorgan Corporate Bond Fund, Class R6 Shares	112,940,888
6,032,179	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	49,282,904
1,302,628	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	10,811,812
5,692,480	JPMorgan Floating Rate Income Fund, Class R6 Shares	53,793,933
21,888,105	JPMorgan High Yield Fund, Class R6 Shares	162,409,736
10,346,810	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	106,986,012

	Total Fixed Income	1,080,200,664

	International Equity — 12.7%
2,956,392	JPMorgan Emerging Economies Fund, Class R6 Shares	37,014,028
1,789,065	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	42,329,271
4,245,153	JPMorgan International Equity Fund, Class R6 Shares	66,097,030
4,141,056	JPMorgan International Opportunities Fund, Class R6 Shares	61,701,742
3,293,777	JPMorgan Intrepid International Fund, Class R6 Shares	66,007,297

	Total International Equity	273,149,368

	U.S. Equity — 21.8%
6,996,082	JPMorgan Disciplined Equity Fund, Class R6 Shares	175,391,782
3,512,450	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	61,503,007
1,286,415	JPMorgan Intrepid America Fund, Class R6 Shares	49,617,010
698,247	JPMorgan Mid Cap Equity Fund, Class R6 Shares	32,887,449
171,782	JPMorgan Small Cap Equity Fund, Class R6 Shares	9,320,893
689,423	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	10,734,318
317,250	JPMorgan Small Cap Value Fund, Class R6 Shares	9,806,204
3,844,430	JPMorgan U.S. Equity Fund, Class R6 Shares	59,896,227
1,807,701	JPMorgan Value Advantage Fund, Class R6 Shares	59,943,370

	Total U.S. Equity	469,100,260

	Total Investment Companies (Cost $1,698,561,386)	1,903,459,113

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
10,716,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $10,705,075)	10,690,046

SHARES
Short-Term Investment — 8.8%
	Investment Company — 8.8%
188,621,479	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $188,621,479)	188,621,479

	Total Investments — 100.1% (Cost $1,950,428,823)	2,156,690,533
	Liabilities in Excess of Other Assets — (0.1)%	(1,851,782)

	NET ASSETS — 100.0%	$2,154,838,751

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
200	TOPIX Index	06/08/17	JPY	$27,230,777	$(451,138)
79	S&P/TSX 60 Index	06/15/17	CAD	10,836,696	(28,668)
57	E-mini S&P 500 Index	06/16/17	USD	6,723,720	(11,516)
345	Mini MSCI Emerging Markets Index	06/16/17	USD	16,584,150	603,776
71	Mini Russell 2000 Index	06/16/17	USD	4,914,620	74,864
138	10 Year U.S Treasury Note	06/21/17	USD	17,189,625	36,384

	Short Futures Outstanding
(36)	Hang Seng Index	04/27/17	HKD	(5,593,796)	50,300
(254)	Euro Bund	06/08/17	EUR	(43,739,525)	(74,061)
(50)	SPI 200 Index	06/15/17	AUD	(5,578,813)	(94,178)
(60)	FTSE 100 Index	06/16/17	GBP	(5,472,287)	(16,942)
(107)	10 Year Canadian Government Bond	06/21/17	CAD	(11,048,795)	(197,179)
(89)	2 Year U.S Treasury Note	06/30/17	USD	(19,264,328)	(19,651)
(266)	5 Year U.S Treasury Note	06/30/17	USD	(31,315,266)	(50,434)

					$(178,443)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC)by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,494,421
Aggregate gross unrealized depreciation	(7,232,711)

Net unrealized appreciation/depreciation	$206,261,710

Federal income tax cost of investments	$1,950,428,823

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,146,000,487	$10,690,046	$—	$2,156,690,533

Appreciation in Other Financial Instruments
Futures Contracts	$715,024	$50,300	$—	$765,324

Depreciation in Other Financial Instruments
Futures Contracts	$(381,509)	$(562,258)	$—	$(943,767)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES		SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 55.1%
		Fixed Income — 22.5%
100,058		iShares Core U.S. Aggregate Bond Fund	10,855,292
47,467		iShares TIPS Bond Fund	5,442,092

		Total Fixed Income	16,297,384

		International Equity — 11.5%
115,318		iShares Core MSCI EAFE Fund	6,682,678
33,748		iShares Core MSCI Emerging Markets Fund	1,612,817

		Total International Equity	8,295,495

		U.S. Equity — 21.1%
10,337		iShares Russell 2000 Fund	1,421,131
8,345		iShares Russell Mid-Cap Fund	1,562,017
56,752		Vanguard S&P 500 Fund	12,278,295

		Total U.S. Equity	15,261,443

		Total Exchange-Traded Funds (Cost $35,407,354)	39,854,322

Investment Companies — 35.2% (b)
		Alternative Assets — 3.5%
113,119		JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	1,022,594
117,154		JPMorgan Realty Income Fund, Class R6 Shares	1,512,457

		Total Alternative Assets	2,535,051

		Fixed Income — 29.9%
909,536		JPMorgan Core Bond Fund, Class R6 Shares	10,486,953
200,782		JPMorgan Corporate Bond Fund, Class R6 Shares	1,997,781
202,931		JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,657,949
40,629		JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	337,224
184,504		JPMorgan Floating Rate Income Fund, Class R6 Shares	1,743,560
730,490		JPMorgan High Yield Fund, Class R6 Shares	5,420,237
–	(h)	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	–	(h)

		Total Fixed Income	21,643,704

		International Equity — 1.8%
48,408		JPMorgan Emerging Economies Fund, Class R6 Shares	606,069
28,412		JPMorgan Emerging Markets Equity Fund, Class R6 Shares	672,218

		Total International Equity	1,278,287

		Total Investment Companies (Cost $25,319,968)	25,457,042

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
330,000		U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $329,669)	329,201

SHARES
Short-Term Investment — 9.9%
		Investment Company — 9.9%
7,175,606		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $7,175,606)	7,175,606

		Total Investments — 100.7% (Cost $68,232,597)	72,816,171
		Liabilities in Excess of Other Assets — (0.7)%	(521,244)

		NET ASSETS — 100.0%	$72,294,927

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	TOPIX Index	06/08/17	JPY	$953,077	$(15,894)
3	S&P/TSX 60 Index	06/15/17	CAD	411,520	(1,088)
4	E-mini S&P 500 Index	06/16/17	USD	471,840	(808)
9	Mini MSCI Emerging Markets Index	06/16/17	USD	432,630	12,026
2	10 Year U.S Treasury Note	06/21/17	USD	249,125	917
	Short Futures Outstanding
(1)	Hang Seng Index	04/27/17	HKD	(155,383)	1,431
(8)	Euro Bund	06/08/17	EUR	(1,377,623)	(2,329)
(2)	SPI 200 Index	06/15/17	AUD	(223,152)	(3,767)
(2)	FTSE 100 Index	06/16/17	GBP	(182,410)	(565)
(4)	10 Year Canadian Government Bond	06/21/17	CAD	(413,039)	(7,327)
(3)	5 Year U.S Treasury Note	06/30/17	USD	(353,180)	(569)

					$(17,973)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,738,466
Aggregate gross unrealized depreciation	(154,892)

Net unrealized appreciation/depreciation	$4,583,574

Federal income tax cost of investments	$68,232,597

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$72,486,970	$329,201	$—	$72,816,171

Appreciation in Other Financial Instruments
Futures Contracts	$12,943	$1,431	$—	$14,374

Depreciation in Other Financial Instruments
Futures Contracts	$(12,121)	$(20,226)	$—	$(32,347)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 63.3%
	Fixed Income — 20.0%
446,404	iShares Core U.S. Aggregate Bond Fund	48,430,370
99,613	iShares TIPS Bond Fund	11,420,630

	Total Fixed Income	59,851,000

	International Equity — 14.7%
639,089	iShares Core MSCI EAFE Fund	37,035,208
144,214	iShares Core MSCI Emerging Markets Fund	6,891,987

	Total International Equity	43,927,195

	U.S. Equity — 28.6%
44,461	iShares Russell 2000 Fund	6,112,498
50,684	iShares Russell Mid-Cap Fund	9,487,031
322,618	Vanguard S&P 500 Fund	69,798,405

	Total U.S. Equity	85,397,934

	Total Exchange-Traded Funds (Cost $171,421,737)	189,176,129

Investment Companies — 34.3% (b)
	Alternative Assets — 3.6%
240,356	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	2,172,821
670,471	JPMorgan Realty Income Fund, Class R6 Shares	8,655,787

	Total Alternative Assets	10,828,608

	Fixed Income — 28.4%
3,931,087	JPMorgan Core Bond Fund, Class R6 Shares	45,325,437
852,316	JPMorgan Corporate Bond Fund, Class R6 Shares	8,480,546
686,958	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	5,612,449
237,123	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	1,968,119
429,758	JPMorgan Floating Rate Income Fund, Class R6 Shares	4,061,211
2,604,299	JPMorgan High Yield Fund, Class R6 Shares	19,323,898

	Total Fixed Income	84,771,660

	International Equity — 2.3%
242,948	JPMorgan Emerging Economies Fund, Class R6 Shares	3,041,704
157,728	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	3,731,841

	Total International Equity	6,773,545

	Total Investment Companies (Cost $101,749,398)	102,373,813

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
1,170,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $1,168,831)	1,167,166

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
5,487,735	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $5,487,735)	5,487,735

	Total Investments — 99.8% (Cost $279,827,701)	298,204,843
	Other Assets in Excess of Liabilities — 0.2%	637,881

	NET ASSETS — 100.0%	$298,842,724

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
25	TOPIX Index	06/08/17	JPY	$3,403,847	$(56,356)
10	S&P/TSX 60 Index	06/15/17	CAD	1,371,734	(3,630)
19	E-mini S&P 500 Index	06/16/17	USD	2,241,240	(3,839)
61	Mini MSCI Emerging Markets Index	06/16/17	USD	2,932,270	106,754
22	Mini Russell 2000 Index	06/16/17	USD	1,522,840	50,130
11	10 Year U.S Treasury Note	06/21/17	USD	1,370,187	(24)
	Short Futures Outstanding
(4)	Hang Seng Index	04/27/17	HKD	(621,533)	5,600
(34)	Euro Bund	06/08/17	EUR	(5,854,897)	(14,012)
(6)	SPI 200 Index	06/15/17	AUD	(669,457)	(11,301)
(7)	FTSE 100 Index	06/16/17	GBP	(638,434)	(1,974)
(13)	10 Year Canadian Government Bond	06/21/17	CAD	(1,342,377)	(23,889)
(21)	5 Year U.S Treasury Note	06/30/17	USD	(2,472,258)	(3,981)

					$43,478

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,671,182
Aggregate gross unrealized depreciation	(294,040)

Net unrealized appreciation/depreciation	$18,377,142

Federal income tax cost of investments	$279,827,701

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$297,037,677	$1,167,166	$—	$298,204,843

Appreciation in Other Financial Instruments
Futures Contracts	$156,884	$5,600	$—	$162,484

Depreciation in Other Financial Instruments
Futures Contracts	$(49,375)	$(69,631)	$—	$(119,006)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange -Traded Funds — 67.3%
	Fixed Income — 15.5%
371,165	iShares Core U.S. Aggregate Bond Fund	40,267,691
14,273	iShares TIPS Bond Fund	1,636,399

	Total Fixed Income	41,904,090

	International Equity — 18.2%
719,737	iShares Core MSCI EAFE Fund	41,708,759
158,509	iShares Core MSCI Emerging Markets Fund	7,575,145

	Total International Equity	49,283,904

	U.S. Equity — 33.6%
52,084	iShares Russell 2000 Fund	7,160,508
56,337	iShares Russell Mid-Cap Fund	10,545,160
339,907	Vanguard S&P 500 Fund	73,538,880

	Total U.S. Equity	91,244,548

	Total Exchange-Traded Funds (Cost $163,267,990)	182,432,542

Investment Companies — 30.7% (b)
	Alternative Assets — 3.6%
22,646	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	204,723
740,753	JPMorgan Realty Income Fund, Class R6 Shares	9,563,116

	Total Alternative Assets	9,767,839

	Fixed Income — 24.3%
3,226,621	JPMorgan Core Bond Fund, Class R6 Shares	37,202,937
716,440	JPMorgan Corporate Bond Fund, Class R6 Shares	7,128,582
596,744	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	4,875,400
161,352	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	1,339,218
45,495	JPMorgan Floating Rate Income Fund, Class R6 Shares	429,926
2,033,517	JPMorgan High Yield Fund, Class R6 Shares	15,088,697

	Total Fixed Income	66,064,760

	International Equity — 2.8%
267,816	JPMorgan Emerging Economies Fund, Class R6 Shares	3,353,058
177,236	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	4,193,400

	Total International Equity	7,546,458

	Total Investment Companies (Cost $82,932,149)	83,379,057

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
1,315,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $1,313,453)	1,311,815

SHARES
Short-Term Investment — 2.6%
7,132,080	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $7,132,080)	7,132,080

	Total Investments — 101.1% (Cost $254,645,672)	274,255,494
	Liabilities in Excess of Other Assets — (1.1)%	(3,019,691)

	NET ASSETS — 100.0%	$271,235,803

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
24	TOPIX Index	06/08/17	JPY	$3,267,693	$(54,305)
10	S&P/TSX 60 Index	06/15/17	CAD	1,371,734	(3,630)
56	E-mini S&P 500 Index	06/16/17	USD	6,605,760	(11,314)
56	Mini MSCI Emerging Markets Index	06/16/17	USD	2,691,920	98,004
20	Mini Russell 2000 Index	06/16/17	USD	1,384,400	21,088
19	10 Year U.S. Treasury Note	06/21/17	USD	2,366,688	28,885
	Short Futures Outstanding
(4)	Hang Seng Index	04/27/17	HKD	(621,533)	5,587
(31)	Euro Bund	06/08/17	EUR	(5,338,289)	(10,455)
(6)	SPI 200 Index	06/15/17	AUD	(669,457)	(11,301)
(7)	FTSE 100 Index	06/16/17	GBP	(638,434)	(1,973)
(13)	10 Year Canadian Government Bond	06/21/17	CAD	(1,342,377)	(23,889)
(14)	5 Year U.S. Treasury Note	06/30/17	USD	(1,648,172)	(2,654)
(15)	2 Year U.S. Treasury Note	06/30/17	USD	(3,246,797)	(3,312)

					$30,731

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1- 800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,882,892
Aggregate gross unrealized depreciation	(273,070)

Net unrealized appreciation/depreciation	$19,609,822

Federal income tax cost of investments	$254,645,672

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$272,943,679	$1,311,815	$—	$274,255,494

Appreciation in Other Financial Instruments
Futures Contracts	$147,977	$5,587	$—	$153,564

Depreciation in Other Financial Instruments
Futures Contracts	$(55,254)	$(67,579)	$—	$(122,833)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange -Traded Funds — 72.1%
	Fixed Income — 10.7%
302,884	iShares Core U.S. Aggregate Bond Fund	32,859,885

	International Equity — 21.1%
945,590	iShares Core MSCI EAFE Fund	54,796,941
216,766	iShares Core MSCI Emerging Markets Fund	10,359,247

	Total International Equity	65,156,188

	U.S. Equity — 40.3%
69,106	iShares Russell 2000 Fund	9,500,693
77,338	iShares Russell Mid-Cap Fund	14,476,127
462,936	Vanguard S&P 500 Fund	100,156,203

	Total U.S. Equity	124,133,023

	Total Exchange -Traded Funds (Cost $198,770,775)	222,149,096

Investment Companies — 26.3% (b)
	Alternative Assets — 3.9%
941,017	JPMorgan Realty Income Fund, Class R6 Shares	12,148,532

	Fixed Income — 19.0%
2,659,288	JPMorgan Core Bond Fund, Class R6 Shares	30,661,587
595,818	JPMorgan Corporate Bond Fund, Class R6 Shares	5,928,386
530,754	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	4,336,256
236,903	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	1,966,298
2,085,890	JPMorgan High Yield Fund, Class R6 Shares	15,477,307

	Total Fixed Income	58,369,834

	International Equity — 3.4%
371,336	JPMorgan Emerging Economies Fund, Class R6 Shares	4,649,124
240,784	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	5,696,950

	Total International Equity	10,346,074

	Total Investment Companies (Cost $80,029,474)	80,864,440

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
1,275,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $1,273,595)	1,271,912

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
4,689,017	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $4,689,017)	4,689,017

	Total Investments — 100.3% (Cost $284,762,861)	308,974,465
	Liabilities in Excess of Other Assets — (0.3)%	(871,429)

	NET ASSETS — 100.0%	$308,103,036

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
29	TOPIX Index	06/08/17	JPY	$3,948,462	$(60,419)
31	10 Year Australian Government Bond	06/15/17	AUD	3,042,160	48,675
10	S&P/TSX 60 Index	06/15/17	CAD	1,371,734	(3,630)
45	E-mini S&P 500 Index	06/16/17	USD	5,308,200	(9,091)
59	Mini MSCI Emerging Markets Index	06/16/17	USD	2,836,130	103,253
22	Mini Russell 2000 Index	06/16/17	USD	1,522,840	50,130
22	10 Year U.S. Treasury Note	06/21/17	USD	2,740,375	22,369
	Short Futures Outstanding
(4)	Hang Seng Index	04/27/17	HKD	(621,533)	5,600
(35)	Euro Bund	06/08/17	EUR	(6,027,100)	(14,556)
(6)	SPI 200 Index	06/15/17	AUD	(669,458)	(11,301)
(8)	FTSE 100 Index	06/16/17	GBP	(729,638)	(2,259)
(14)	10 Year Canadian Government Bond	06/21/17	CAD	(1,445,637)	(25,922)
(18)	2 Year U.S. Treasury Note	06/30/17	USD	(3,896,156)	(3,974)
(3)	5 Year U.S. Treasury Note	06/30/17	USD	(353,180)	(569)

					$98,306

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC)by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,344,986
Aggregate gross unrealized depreciation	(133,382)

Net unrealized appreciation/depreciation	$24,211,604

Federal income tax cost of investments	$284,762,861

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$307,702,553	$1,271,912	$—	$308,974,465

Appreciation in Other Financial Instruments
Futures Contracts	$224,427	$5,600	$—	$230,027

Depreciation in Other Financial Instruments
Futures Contracts	$(57,742)	$(73,979)	$—	$(131,721)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 74.8%
	Fixed Income — 7.1%
135,381	iShares Core U.S. Aggregate Bond Fund	14,687,485

	International Equity — 23.5%
704,665	iShares Core MSCI EAFE Fund	40,835,336
160,644	iShares Core MSCI Emerging Markets Fund	7,677,177

	Total International Equity	48,512,513

	U.S. Equity — 44.2%
50,616	iShares Russell 2000 Fund	6,958,688
55,423	iShares Russell Mid-Cap Fund	10,374,077
341,114	Vanguard S&P 500 Fund	73,800,014

	Total U.S. Equity	91,132,779

	Total Exchange-Traded Funds (Cost $136,766,054)	154,332,777

Investment Companies — 22.9% (b)
	Alternative Assets — 4.5%
719,051	JPMorgan Realty Income Fund, Class R6 Shares	9,282,948

	Fixed Income — 14.7%
1,245,637	JPMorgan Core Bond Fund, Class R6 Shares	14,362,189
242,641	JPMorgan Corporate Bond Fund, Class R6 Shares	2,414,278
327,841	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,678,462
116,815	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	969,561
1,341,342	JPMorgan High Yield Fund, Class R6 Shares	9,952,759

	Total Fixed Income	30,377,249

	International Equity — 3.7%
260,899	JPMorgan Emerging Economies Fund, Class R6 Shares	3,266,454
178,771	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	4,229,714

	Total International Equity	7,496,168

	Total Investment Companies (Cost $46,369,360)	47,156,365

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
995,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $993,828)	992,590

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
3,737,423	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $3,737,423)	3,737,423

	Total Investments — 100.0% (Cost $187,866,665)	206,219,155
	Other Assets in Excess of Liabilities — 0.0% (g)	40,018

	NET ASSETS — 100.0%	$206,259,173

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
18	TOPIX Index	06/08/17	JPY	$2,450,770	$(40,746)
18	10 Year Australian Government Bond	06/15/17	AUD	1,766,415	35,003
7	S&P/TSX 60 Index	06/15/17	CAD	960,214	(2,540)
34	E-mini S&P 500 Index	06/16/17	USD	4,010,640	(6,869)
46	Mini MSCI Emerging Markets Index	06/16/17	USD	2,211,220	80,505
21	Mini Russell 2000 Index	06/16/17	USD	1,453,620	22,144
22	10 Year U.S Treasury Note	06/21/17	USD	2,740,375	16,086
	Short Futures Outstanding
(3)	Hang Seng Index	04/27/17	HKD	(466,150)	4,169
(23)	Euro Bund	06/08/17	EUR	(3,960,666)	(7,481)
(5)	SPI 200 Index	06/15/17	AUD	(557,881)	(9,418)
(6)	FTSE 100 Index	06/16/17	GBP	(547,229)	(1,694)
(10)	10 Year Canadian Government Bond	06/21/17	CAD	(1,032,598)	(18,377)
(13)	2 Year U.S Treasury Note	06/30/17	USD	(2,813,890)	(2,870)
(3)	5 Year U.S Treasury Note	06/30/17	USD	(353,180)	(569)

					$67,343

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,446,628
Aggregate gross unrealized depreciation	(94,138)

Net unrealized appreciation/depreciation	$18,352,490

Federal income tax cost of investments	$187,866,665

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$205,226,565	$992,590	$—	$206,219,155

Appreciation in Other Financial Instruments
Futures Contracts	$153,738	$4,169	$—	$157,907

Depreciation in Other Financial Instruments
Futures Contracts	$(38,706)	$(51,858)	$—	$(90,564)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange -Traded Funds — 77.9%
	Fixed Income — 3.9%
80,854	iShares Core U.S. Aggregate Bond Fund	8,771,851

	International Equity — 25.7%
837,566	iShares Core MSCI EAFE Fund	48,536,950
195,966	iShares Core MSCI Emerging Markets Fund	9,365,215

	Total International Equity	57,902,165

	U.S. Equity — 48.3%
60,364	iShares Russell 2000 Fund	8,298,843
67,354	iShares Russell Mid-Cap Fund	12,607,321
407,185	Vanguard S&P 500 Fund	88,094,475

	Total U.S. Equity	109,000,639

	Total Exchange Traded Funds (Cost $156,844,863)	175,674,655

Investment Companies — 20.2% (b)
	Alternative Assets — 5.0%
882,252	JPMorgan Realty Income Fund, Class R6 Shares	11,389,868

	Fixed Income — 11.1%
823,769	JPMorgan Core Bond Fund, Class R6 Shares	9,498,061
197,816	JPMorgan Corporate Bond Fund, Class R6 Shares	1,968,264
263,746	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,154,804
164,946	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	1,369,048
1,364,779	JPMorgan High Yield Fund, Class R6 Shares	10,126,661

	Total Fixed Income	25,116,838

	International Equity — 4.1%
332,048	JPMorgan Emerging Economies Fund, Class R6 Shares	4,157,240
212,934	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	5,038,012

	Total International Equity	9,195,252

	Total Investment Companies (Cost $44,971,222)	45,701,958

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
990,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $988,827)	987,602

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
3,324,830	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $3,324,830)	3,324,830

	Total Investments — 100.0% (Cost $206,129,742)	225,689,045
	Liabilities in Excess of Other Assets — 0.0% (g)	(80,314)

	NET ASSETS — 100.0%	$225,608,731

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
19	TOPIX Index	06/08/17	JPY	$2,586,924	$(43,147)
23	10 Year Australian Government Bond	06/15/17	AUD	2,257,086	36,533
7	S&P/TSX 60 Index	06/15/17	CAD	960,214	(2,540)
40	E-mini S&P 500 Index	06/16/17	USD	4,718,400	(8,081)
47	Mini MSCI Emerging Markets Index	06/16/17	USD	2,259,290	82,253
16	Mini Russell 2000 Index	06/16/17	USD	1,107,520	36,458
19	10 Year U.S Treasury Note	06/21/17	USD	2,366,687	5,520
	Short Futures Outstanding
(3)	Hang Seng Index	04/27/17	HKD	(466,150)	4,208
(26)	Euro Bund	06/08/17	EUR	(4,477,274)	(11,090)
(5)	SPI 200 Index	06/15/17	AUD	(557,881)	(9,418)
(6)	FTSE 100 Index	06/16/17	GBP	(547,229)	(1,694)
(10)	10 Year Canadian Government Bond	06/21/17	CAD	(1,032,598)	(18,377)
(15)	2 Year U.S Treasury Note	06/30/17	USD	(3,246,797)	(3,312)

					$67,313

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,623,532
Aggregate gross unrealized depreciation	(64,229)

Net unrealized appreciation/depreciation	$19,559,303

Federal income tax cost of investments	$206,129,742

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$224,701,443	$987,602	$—	$225,689,045

Appreciation in Other Financial Instruments
Futures Contracts	$160,764	$4,208	$—	$164,972

Depreciation in Other Financial Instruments
Futures Contracts	$(43,400)	$(54,259)	$—	$(97,659)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange -Traded Funds — 78.2%
	Fixed Income — 3.3%
38,809	iShares Core U.S. Aggregate Bond Fund	4,210,388

	International Equity — 26.1%
488,906	iShares Core MSCI EAFE Fund	28,332,103
113,113	iShares Core MSCI Emerging Markets Fund	5,405,670

	Total International Equity	33,737,773

	U.S. Equity — 48.8%
35,292	iShares Russell 2000 Fund	4,851,944
39,353	iShares Russell Mid-Cap Fund	7,366,095
235,675	Vanguard S&P 500 Fund	50,988,286

	Total U.S. Equity	63,206,325

	Total Exchange-Traded Funds (Cost $90,268,801)	101,154,486

Investment Companies — 19.5% (b)
	Alternative Assets — 5.1%
507,212	JPMorgan Realty Income Fund, Class R6 Shares	6,548,109

	Fixed Income — 10.3%
398,564	JPMorgan Core Bond Fund, Class R6 Shares	4,595,438
95,818	JPMorgan Corporate Bond Fund, Class R6 Shares	953,386
140,199	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,145,424
91,183	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	756,820
788,773	JPMorgan High Yield Fund, Class R6 Shares	5,852,698

	Total Fixed Income	13,303,766

	International Equity — 4.1%
199,668	JPMorgan Emerging Economies Fund, Class R6 Shares	2,499,842
121,141	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,866,188

	Total International Equity	5,366,030

	Total Investment Companies (Cost $24,755,525)	25,217,905

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
650,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $649,356)	648,426

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
2,367,784	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $2,367,784)	2,367,784

	Total Investments — 100.0% (Cost $118,041,466)	129,388,601
	Other Assets in Excess of Liabilities — 0.0% (g)	4,332

	NET ASSETS — 100.0%	$129,392,933

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
12	TOPIX Index	06/08/17	JPY	$1,633,847	$(27,248)
13	10 Year Australian Government Bond	06/15/17	AUD	1,275,744	20,341
4	S&P/TSX 60 Index	06/15/17	CAD	548,693	(1,452)
25	E-mini S&P 500 Index	06/16/17	USD	2,949,000	(5,051)
27	Mini MSCI Emerging Markets Index	06/16/17	USD	1,297,890	47,254
9	Mini Russell 2000 Index	06/16/17	USD	622,980	9,491
10	10 Year U.S Treasury Note	06/21/17	USD	1,245,625	8,252
2	5 Year U.S Treasury Note	06/30/17	USD	235,453	371
	Short Futures Outstanding
(2)	Hang Seng Index	04/27/17	HKD	(310,767)	2,777
(14)	Euro Bund	06/08/17	EUR	(2,410,840)	(4,650)
(3)	SPI 200 Index	06/15/17	AUD	(334,729)	(5,651)
(3)	FTSE 100 Index	06/16/17	GBP	(273,614)	(844)
(6)	10 Year Canadian Government Bond	06/21/17	CAD	(619,558)	(11,046)
(9)	2 Year U.S Treasury Note	06/30/17	USD	(1,948,078)	(1,987)

					$30,557

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,427,789
Aggregate gross unrealized depreciation	(80,654)

Net unrealized appreciation/depreciation	$11,347,135

Federal income tax cost of investments	$118,041,466

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Futures are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$128,740,175	$648,426	$—	$129,388,601

Appreciation in Other Financial Instruments
Futures Contracts	$85,709	$2,777	$—	$88,486
Depreciation in Other Financial Instruments
Futures Contracts	$(24,186)	$(33,743)	$—	$(57,929)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange -Traded Funds — 78.3%
	Fixed Income — 3.3%
32,558	iShares Core U.S. Aggregate Bond Fund	3,532,217

	International Equity — 26.0%
411,435	iShares Core MSCI EAFE Fund	23,842,658
95,785	iShares Core MSCI Emerging Markets Fund	4,577,565

	Total International Equity	28,420,223

	U.S. Equity — 49.0%
29,249	iShares Russell 2000 Fund	4,021,153
32,974	iShares Russell Mid-Cap Fund	6,172,073
200,408	Vanguard S&P 500 Fund	43,358,271

	Total U.S. Equity	53,551,497

	Total Exchange-Traded Funds (Cost $76,997,247)	85,503,937

Investment Companies — 19.7% (b)
	Alternative Assets — 5.3%
448,389	JPMorgan Realty Income Fund, Class R6 Shares	5,788,705

	Fixed Income — 10.3%
357,188	JPMorgan Core Bond Fund, Class R6 Shares	4,118,382
69,277	JPMorgan Corporate Bond Fund, Class R6 Shares	689,307
111,450	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	910,545
88,357	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	733,367
647,873	JPMorgan High Yield Fund, Class R6 Shares	4,807,219

	Total Fixed Income	11,258,820

	International Equity — 4.1%
161,220	JPMorgan Emerging Economies Fund, Class R6 Shares	2,018,470
103,952	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,459,514

	Total International Equity	4,477,984

	Total Investment Companies (Cost $21,213,328)	21,525,509

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
485,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $484,481)	483,825

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
2,397,553	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $2,397,553)	2,397,553

	Total Investments — 100.6% (Cost $101,092,609)	109,910,824
	Liabilities in Excess of Other Assets — (0.6)%	(673,984)

	NET ASSETS — 100.0%	$109,236,840

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	TOPIX Index	06/08/17	JPY	$1,225,385	$(20,334)
11	10 Year Australian Government Bond	06/15/17	AUD	1,079,476	18,011
4	S&P/TSX 60 Index	06/15/17	CAD	548,693	(1,452)
19	E-mini S&P 500 Index	06/16/17	USD	2,241,240	(3,598)
23	Mini MSCI Emerging Markets Index	06/16/17	USD	1,105,610	40,253
8	Mini Russell 2000 Index	06/16/17	USD	553,760	18,229
9	10 Year U.S Treasury Note	06/21/17	USD	1,121,063	6,629
	Short Futures Outstanding
(2)	Hang Seng Index	04/27/17	HKD	(310,766)	2,790
(12)	Euro Bund	06/08/17	EUR	(2,066,434)	(4,617)
(2)	SPI 200 Index	06/15/17	AUD	(223,153)	(3,767)
(3)	FTSE 100 Index	06/16/17	GBP	(273,614)	(844)
(5)	10 Year Canadian Government Bond	06/21/17	CAD	(516,299)	(9,245)
(7)	2 Year U.S Treasury Note	06/30/17	USD	(1,515,172)	(1,546)

					$40,509

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,902,812
Aggregate gross unrealized depreciation	(84,597)

Net unrealized appreciation/depreciation	$8,818,215

Federal income tax cost of investments	$101,092,609

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$109,426,999	$483,825	$—	$109,910,824

Appreciation in Other Financial Instruments
Futures Contracts	$83,122	$2,790	$—	$85,912

Depreciation in Other Financial Instruments
Futures Contracts	$(20,458)	$(24,945)	$—	$(45,403)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange -Traded Funds — 78.2%
	Fixed Income — 3.2%
11,635	iShares Core U.S. Aggregate Bond Fund	1,262,281

	International Equity — 26.1%
147,487	iShares Core MSCI EAFE Fund	8,546,872
34,099	iShares Core MSCI Emerging Markets Fund	1,629,591

	Total International Equity	10,176,463

	U.S. Equity — 48.9%
10,582	iShares Russell 2000 Fund	1,454,814
11,989	iShares Russell Mid-Cap Fund	2,244,101
71,209	Vanguard S&P 500 Fund	15,406,067

	Total U.S. Equity	19,104,982

	Total Exchange-Traded Funds (Cost $27,335,663)	30,543,726

Investment Companies — 19.9% (b)
	Alternative Assets — 5.3%
159,686	JPMorgan Realty Income Fund, Class R6 Shares	2,061,540

	Fixed Income — 10.5%
131,111	JPMorgan Core Bond Fund, Class R6 Shares	1,511,711
28,219	JPMorgan Corporate Bond Fund, Class R6 Shares	280,777
42,305	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	345,629
28,418	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	235,866
232,483	JPMorgan High Yield Fund, Class R6 Shares	1,725,027

	Total Fixed Income	4,099,010

	International Equity — 4.1%
58,107	JPMorgan Emerging Economies Fund, Class R6 Shares	727,498
37,556	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	888,565

	Total International Equity	1,616,063

	Total Investment Companies (Cost $7,663,602)	7,776,613

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.7%
285,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $284,660)	284,310

SHARES
Short-Term Investment — 2.1%
800,899	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $800,899)	800,899

	Total Investments — 100.9% (Cost $36,084,824)	39,405,548
	Liabilities in Excess of Other Assets — (0.9)%	(366,773)

	NET ASSETS — 100.0%	$39,038,775

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	TOPIX Index	06/08/17	JPY	$408,462	$(6,749)
4	10 Year Australian Government Bond	06/15/17	AUD	392,537	6,174
1	S&P/TSX 60 Index	06/15/17	CAD	137,173	(361)
8	E-Mini S&P 500 Index	06/16/17	USD	943,680	(1,616)
8	Mini MSCI Emerging Markets Index	06/16/17	USD	384,560	13,998
3	Mini Russell 2000 Index	06/16/17	USD	207,660	3,164
3	10 Year U.S Treasury Note	06/21/17	USD	373,687	1,204
	Short Futures Outstanding
(1)	Hang Seng Index	04/27/17	HKD	(155,383)	1,431
(4)	Euro Bund	06/08/17	EUR	(688,811)	(1,107)
(1)	SPI 200 Index	06/15/17	AUD	(111,576)	(1,884)
(1)	FTSE 100 Index	06/16/17	GBP	(91,205)	(279)
(2)	10 Year Canadian Government Bond	06/21/17	CAD	(206,520)	(3,741)
(3)	2 Year U.S Treasury Note	06/30/17	USD	(649,359)	(662)
(1)	5 Year U.S Treasury Note	06/30/17	USD	(117,727)	(2)

					$9,570

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,377,707
Aggregate gross unrealized depreciation	(56,983)

Net unrealized appreciation/depreciation	$3,320,724

Federal income tax cost of investments	$36,084,824

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$39,121,238	$284,310	$—	$39,405,548

Appreciation in Other Financial Instruments
Futures Contracts	$24,540	$1,431	$—	$25,971

Depreciation in Other Financial Instruments
Futures Contracts	$(7,489)	$(8,912)	$—	$(16,401)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 82.4%
	Fixed Income — 0.3%
43	iShares Core U.S. Aggregate Bond Fund	4,665

	International Equity — 27.8%
6,886	iShares Core MSCI EAFE Fund	399,044
1,831	iShares Core MSCI Emerging Markets Fund	87,503

	Total International Equity	486,547

	U.S. Equity — 54.3%
590	iShares Russell 2000 Fund	81,113
563	iShares Russell Mid-Cap Fund	105,383
3,538	Vanguard S&P 500 Fund	765,446

	Total U.S. Equity	951,942

	Total Exchange-Traded Funds (Cost $1,362,107)	1,443,154

Investment Companies — 20.8% (b)
	Alternative Assets — 5.5%
7,418	JPMorgan Realty Income Fund, Class R6 Shares	95,770

	Fixed Income — 10.8%
6,072	JPMorgan Core Bond Fund, Class R6 Shares	70,014
941	JPMorgan Corporate Bond Fund, Class R6 Shares	9,366
1,873	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	15,306
1,613	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	13,387
11,029	JPMorgan High Yield Fund, Class R6 Shares	81,839

	Total Fixed Income	189,912

	International Equity — 4.5%
2,863	JPMorgan Emerging Economies Fund, Class R6 Shares	35,849
1,840	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	43,541

	Total International Equity	79,390

	Total Investment Companies (Cost $367,671)	365,072

	Total Investments — 103.2% (Cost $1,729,778)	1,808,226
	Liabilities in Excess of Other Assets — (3.2)%	(56,254)

	NET ASSETS — 100.0%	$1,751,972

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,047
Aggregate gross unrealized depreciation	(7,599)

Net unrealized appreciation/depreciation	$78,448

Federal income tax cost of investments	$1,729,778

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,808,226	$—	$—	$$1,808,226

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 55.0%
	Fixed Income — 22.6%
131,861	iShares Core U.S. Aggregate Bond Fund	14,305,600
62,626	iShares TIPS Bond Fund	7,180,071

	Total Fixed Income	21,485,671

	International Equity — 11.2%
151,065	iShares Core MSCI EAFE Fund	8,754,217
40,593	iShares Core MSCI Emerging Markets Fund	1,939,939

	Total International Equity	10,694,156

	U.S. Equity — 21.2%
10,182	iShares Russell 2000 Fund	1,399,822
11,101	iShares Russell Mid-Cap Fund	2,077,885
77,398	Vanguard S&P 500 Fund	16,745,057

	Total U.S. Equity	20,222,764

	Total Exchange-Traded Funds (Cost $48,201,675)	52,402,591

Investment Companies — 35.2% (b)
	Alternative Assets — 3.7%
154,082	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	1,392,900
161,324	JPMorgan Realty Income Fund, Class R6 Shares	2,082,688

	Total Alternative Assets	3,475,588

	Fixed Income — 29.9%
1,190,250	JPMorgan Core Bond Fund, Class R6 Shares	13,723,583
260,674	JPMorgan Corporate Bond Fund, Class R6 Shares	2,593,707
247,878	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,025,165
71,728	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	595,342
249,033	JPMorgan Floating Rate Income Fund, Class R6 Shares	2,353,367
971,573	JPMorgan High Yield Fund, Class R6 Shares	7,209,074

	Total Fixed Income	28,500,238

	International Equity — 1.6%
51,611	JPMorgan Emerging Economies Fund, Class R6 Shares	646,168
37,544	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	888,287

	Total International Equity	1,534,455

	Total Investment Companies (Cost $33,294,218)	33,510,281

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
420,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $419,597)	418,983

SHARES
Short-Term Investment — 9.7%
	Investment Company — 9.7%
9,221,033	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $9,221,033)	9,221,033

	Total Investments — 100.3% (Cost $91,136,523)	95,552,888
	Liabilities in Excess of Other Assets — (0.3)%	(243,749)

	NET ASSETS — 100.0%	$95,309,139

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	TOPIX Index	06/08/17	JPY	$1,089,231	$(18,103)
3	S&P/TSX 60 Index	06/15/17	CAD	411,520	(1,088)
4	E-mini S&P 500 Index	06/16/17	USD	471,840	(2,713)
18	Mini MSCI Emerging Markets Index	06/16/17	USD	865,260	31,503
7	Mini Russell 2000 Index	06/16/17	USD	484,540	5,131
2	10 Year U.S. Treasury Note	06/21/17	USD	249,125	1,933
	Short Futures Outstanding
(1)	Hang Seng Index	04/27/17	HKD	(155,383)	1,430
(11)	Euro Bund	06/08/17	EUR	(1,894,232)	(4,095)
(2)	SPI 200 Index	06/15/17	AUD	(223,152)	(3,767)
(2)	FTSE 100 Index	06/16/17	GBP	(182,410)	(565)
(4)	10 Year Canadian Government Bond	06/21/17	CAD	(413,039)	(7,327)
(2)	5 Year U.S. Treasury Note	06/30/17	USD	(235,453)	(379)

					$1,960

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Tokyo Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Aggregate gross unrealized appreciation	$4,572,633
Aggregate gross unrealized depreciation	(156,268)

Net unrealized appreciation/depreciation	$4,416,365

Federal income tax cost of investments	$91,136,523

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$95,133,905	$418,983	$—	$95,552,888

Appreciation in Other Financial Instruments
Futures Contracts	$38,567	$1,430	$—	$39,997

Depreciation in Other Financial Instruments
Futures Contracts	$(15,602)	$(22,435)	$—	$(38,037)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 126.2%
Common Stocks — 124.2%
	Consumer Discretionary — 17.1%
	Automobiles — 1.3%
108	General Motors Co.	3,819

	Hotels, Restaurants & Leisure — 3.1%
40	Dunkin’ Brands Group, Inc.	2,160
17	McDonald’s Corp. (j)	2,229
74	Restaurant Brands International, Inc., (Canada)	4,130
14	Yum Brands, Inc.	901

		9,420

	Household Durables — 0.7%
63	DR Horton, Inc. (j)	2,082

	Internet & Direct Marketing Retail — 1.9%
3	Amazon.com, Inc. (a) (j)	2,881
18	Expedia, Inc. (j)	2,321
4	Netflix, Inc. (a)	621

		5,823

	Media — 3.9%
34	CBS Corp. (Non-Voting), Class B (j)	2,372
106	Comcast Corp., Class A (j)	3,966
19	DISH Network Corp., Class A (a) (j)	1,225
11	Time Warner, Inc.	1,094
63	Twenty-First Century Fox, Inc., Class A (j)	2,025
12	Walt Disney Co. (The)	1,361

		12,043

	Multiline Retail — 1.1%
34	Kohl’s Corp.	1,362
39	Target Corp.	2,130

		3,492

	Specialty Retail — 4.3%
84	Best Buy Co., Inc.	4,114
31	Home Depot, Inc. (The)	4,600
69	Ross Stores, Inc. (j)	4,532

		13,246

	Textiles, Apparel & Luxury Goods — 0.8%
23	PVH Corp.	2,359

	Total Consumer Discretionary	52,284

	Consumer Staples — 10.0%
	Beverages — 2.0%
23	Molson Coors Brewing Co., Class B	2,230
34	PepsiCo, Inc.	3,747

		5,977

	Food & Staples Retailing — 3.3%
56	Walgreens Boots Alliance, Inc. (j)	4,692
75	Wal-Mart Stores, Inc.	5,406

		10,098

	Food Products — 2.8%
34	Conagra Brands, Inc.	1,356
17	Ingredion, Inc.	1,987
79	Pilgrim’s Pride Corp.	1,773
56	Tyson Foods, Inc., Class A (j)	3,431

		8,547

	Household Products — 0.4%
13	Procter & Gamble Co. (The)	1,177

	Personal Products — 0.7%
31	Edgewell Personal Care Co. (a) (j)	2,254

	Tobacco — 0.8%
35	Altria Group, Inc.	2,528

	Total Consumer Staples	30,581

	Energy — 7.3%
	Energy Equipment & Services — 4.9%
48	Baker Hughes, Inc. (j)	2,842
148	Ensco plc, Class A (j)	1,326
29	Frank’s International NV	311
131	Halliburton Co.	6,437
67	National Oilwell Varco, Inc. (j)	2,666
131	Noble Corp. plc (j)	810
48	Superior Energy Services, Inc. (a)	687

		15,079

	Oil, Gas & Consumable Fuels — 2.4%
34	Apache Corp. (j)	1,768
200	Denbury Resources, Inc. (a)	516
39	Devon Energy Corp. (j)	1,631
90	Marathon Oil Corp. (j)	1,429
30	Valero Energy Corp. (j)	2,002

		7,346

	Total Energy	22,425

	Financials — 17.5%
	Banks — 9.5%
390	Bank of America Corp. (j)	9,188
74	Citigroup, Inc.	4,401
31	Comerica, Inc.	2,112

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Banks — continued
41	PNC Financial Services Group, Inc. (The) (j)	4,978
39	Popular, Inc., (Puerto Rico)	1,593
266	Regions Financial Corp.	3,858
14	Synovus Financial Corp.	562
30	Wells Fargo & Co.	1,692
14	Zions Bancorp	571

		28,955

	Capital Markets — 1.2%
77	Morgan Stanley	3,299
4	MSCI, Inc. (j)	369

		3,668

	Consumer Finance — 2.1%
32	Capital One Financial Corp. (j)	2,799
51	Discover Financial Services	3,513

		6,312

	Insurance — 4.7%
32	Allstate Corp. (The) (j)	2,595
84	American International Group, Inc.	5,263
9	Everest Re Group Ltd.	2,127
37	Lincoln National Corp.	2,435
36	Validus Holdings Ltd. (j)	2,002

		14,422

	Total Financials	53,357

	Health Care — 17.8%
	Biotechnology — 5.6%
32	Amgen, Inc.	5,247
3	Biogen, Inc. (a)	902
22	Celgene Corp. (a) (j)	2,775
93	Gilead Sciences, Inc.	6,309
10	Neurocrine Biosciences, Inc. (a) (j)	420
15	Vertex Pharmaceuticals, Inc. (a) (j)	1,600

		17,253

	Health Care Equipment & Supplies — 2.2%
59	Hologic, Inc. (a)	2,514
5	IDEXX Laboratories, Inc. (a)	773
27	Zimmer Biomet Holdings, Inc. (j)	3,285

		6,572

	Health Care Providers & Services — 7.2%
18	Aetna, Inc. (j)	2,347
22	AmerisourceBergen Corp. (j)	1,921
27	Anthem, Inc. (j)	4,515
31	Cigna Corp. (j)	4,512
35	Express Scripts Holding Co. (a)	2,333
21	Humana, Inc. (j)	4,411
9	UnitedHealth Group, Inc. (j)	1,394
4	WellCare Health Plans, Inc. (a)	589

		22,022

	Pharmaceuticals — 2.8%
15	Allergan plc	3,631
38	Merck & Co., Inc.	2,383
72	Pfizer, Inc. (j)	2,474

		8,488

	Total Health Care	54,335

	Industrials — 13.9%
	Aerospace & Defense — 3.2%
17	Boeing Co. (The)	2,971
16	Huntington Ingalls Industries, Inc.	3,204
8	Northrop Grumman Corp.	1,784
12	Raytheon Co. (j)	1,844

		9,803

	Airlines — 2.9%
91	Delta Air Lines, Inc. (j)	4,187
12	Southwest Airlines Co.	650
58	United Continental Holdings, Inc. (a)	4,097

		8,934

	Construction & Engineering — 0.6%
2	Fluor Corp.	121
33	Jacobs Engineering Group, Inc.	1,819

		1,940

	Electrical Equipment — 1.1%
21	Rockwell Automation, Inc.	3,208

	Machinery — 4.4%
39	Allison Transmission Holdings, Inc. (j)	1,399
44	Illinois Tool Works, Inc. (j)	5,816
20	PACCAR, Inc. (j)	1,364
29	Parker-Hannifin Corp.	4,681

		13,260

	Professional Services — 0.4%
13	ManpowerGroup, Inc.	1,292

	Road & Rail — 0.2%
6	Norfolk Southern Corp.	683

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Trading Companies & Distributors — 1.1%
18	United Rentals, Inc. (a)	2,201
15	WESCO International, Inc. (a)	1,064

		3,265

	Total Industrials	42,385

	Information Technology — 32.9%
	Communications Equipment — 1.5%
134	Cisco Systems, Inc.	4,543

	Internet Software & Services — 4.3%
7	Alphabet, Inc., Class C (a) (j)	5,409
150	eBay, Inc. (a) (j)	5,029
33	VeriSign, Inc. (a)	2,831

		13,269

	IT Services — 3.0%
64	Computer Sciences Corp.	4,396
17	Mastercard, Inc., Class A (j)	1,855
33	Visa, Inc., Class A	2,924

		9,175

	Semiconductors & Semiconductor Equipment — 6.2%
24	Lam Research Corp. (j)	3,132
218	Marvell Technology Group Ltd., (Bermuda)	3,319
111	Maxim Integrated Products, Inc. (j)	4,973
71	Micron Technology, Inc. (a)	2,043
95	QUALCOMM, Inc. (j)	5,459

		18,926

	Software — 8.8%
202	Microsoft Corp.	13,274
156	Oracle Corp. (j)	6,973
19	Take-Two Interactive Software, Inc. (a)	1,144
141	TiVo Corp.	2,636
31	VMware, Inc., Class A (a)	2,847

		26,874

	Technology Hardware, Storage & Peripherals — 9.1%
129	Apple, Inc. (j)	18,590
154	Hewlett Packard Enterprise Co. (j)	3,659
130	HP, Inc.	2,326
28	NCR Corp. (a) (j)	1,285
24	Western Digital Corp.	1,939

		27,799

	Total Information Technology	100,586

	Materials — 1.9%
	Chemicals — 0.6%
21	LyondellBasell Industries NV, Class A (j)	1,924

	Metals & Mining — 1.3%
13	Nucor Corp.	770
90	Steel Dynamics, Inc. (j)	3,132

		3,902

	Total Materials	5,826

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
57	Hospitality Properties Trust	1,797

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.6%
36	Verizon Communications, Inc. (j)	1,777

	Wireless Telecommunication Services — 0.2%
94	Sprint Corp. (a)	814

	Total Telecommunication Services	2,591

	Utilities — 4.4%
	Electric Utilities — 2.6%
53	Edison International (j)	4,227
38	FirstEnergy Corp.	1,197
20	NextEra Energy, Inc.	2,503

		7,927

	Gas Utilities — 1.8%
111	UGI Corp. (j)	5,503

	Total Utilities	13,430

	Total Common Stocks (Cost $303,486)	379,597

Short-Term Investment — 2.0%
	Investment Company — 2.0%
6,216	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $6,216)	6,216

	Total Investments — 126.2% (Cost $309,702)	385,813
	Liabilities in Excess of Other Assets — (26.2)%	(80,220)

	NET ASSETS — 100.0%	$305,593

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — 26.0%
Common Stocks — 26.0%
	Consumer Discretionary — 4.5%
	Auto Components — 0.6%
43	BorgWarner, Inc.	1,809

	Automobiles — 0.5%
5	Tesla, Inc. (a)	1,447

	Distributors — 0.5%
50	LKQ Corp. (a)	1,449

	Diversified Consumer Services — 0.9%
86	H&R Block, Inc.	1,993
20	ServiceMaster Global Holdings, Inc. (a)	839

		2,832

	Hotels, Restaurants & Leisure — 0.8%
3	Marriott International, Inc., Class A	264
24	Norwegian Cruise Line Holdings Ltd. (a)	1,218
9	Wynn Resorts Ltd.	1,031

		2,513

	Internet & Direct Marketing Retail — 0.4%
28	TripAdvisor, Inc. (a)	1,195

	Media — 0.4%
96	News Corp., Class A	1,247

	Multiline Retail — 0.2%
115	JC Penney Co., Inc. (a)	708

	Textiles, Apparel & Luxury Goods — 0.2%
35	Under Armour, Inc., Class A (a)	700

	Total Consumer Discretionary	13,900

	Consumer Staples — 3.1%
	Beverages — 0.5%
33	Brown-Forman Corp., Class B	1,533

	Food & Staples Retailing — 0.3%
4	Costco Wholesale Corp.	738

	Food Products — 1.2%
16	General Mills, Inc.	962
12	Kellogg Co.	886
19	McCormick & Co., Inc.	1,853

		3,701

	Household Products — 0.6%
9	Clorox Co. (The)	1,214
9	Colgate-Palmolive Co.	629

		1,843

	Personal Products — 0.5%
90	Coty, Inc., Class A	1,635

	Total Consumer Staples	9,450

	Financials — 0.2%
	Consumer Finance — 0.2%
40	SLM Corp. (a)	480

	Health Care — 3.2%
	Health Care Equipment & Supplies — 0.5%
10	DENTSPLY SIRONA, Inc.	618
10	DexCom, Inc. (a)	822

		1,440

	Health Care Providers & Services — 0.6%
23	Acadia Healthcare Co., Inc. (a)	999
9	Envision Healthcare Corp. (a)	551
17	Tenet Healthcare Corp. (a)	292

		1,842

	Health Care Technology — 0.8%
13	athenahealth, Inc. (a)	1,465
19	Cerner Corp. (a)	1,136

		2,601

	Pharmaceuticals — 1.3%
11	Bristol-Myers Squibb Co.	593
41	Catalent, Inc. (a)	1,161
15	Perrigo Co. plc	962
24	Zoetis, Inc.	1,297

		4,013

	Total Health Care	9,896

	Industrials — 4.4%
	Aerospace & Defense — 1.4%
77	Hexcel Corp.	4,201

	Commercial Services & Supplies — 0.3%
51	Covanta Holding Corp.	807

	Machinery — 0.7%
13	Flowserve Corp.	639
32	Xylem, Inc.	1,597

		2,236

	Professional Services — 0.6%
18	Robert Half International, Inc.	898
10	Verisk Analytics, Inc. (a)	844

		1,742

	Road & Rail — 1.0%
20	Kansas City Southern	1,724
18	Ryder System, Inc.	1,388

		3,112

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Trading Companies & Distributors — 0.4%
27	Fastenal Co.	1,387

	Total Industrials	13,485

	Information Technology — 7.6%
	Communications Equipment — 0.7%
15	Juniper Networks, Inc.	429
27	ViaSat, Inc. (a)	1,710

		2,139

	Electronic Equipment, Instruments & Components — 2.8%
21	Amphenol Corp., Class A	1,509
19	Avnet, Inc.	851
21	CDW Corp.	1,217
74	Fitbit, Inc., Class A (a)	436
12	IPG Photonics Corp. (a)	1,388
75	Jabil Circuit, Inc.	2,172
32	National Instruments Corp.	1,031

		8,604

	IT Services — 1.0%
6	Cognizant Technology Solutions Corp., Class A (a)	381
29	Paychex, Inc.	1,684
46	Sabre Corp.	979

		3,044

	Semiconductors & Semiconductor Equipment — 1.3%
9	Cavium, Inc. (a)	645
50	First Solar, Inc. (a)	1,355
23	Microchip Technology, Inc.	1,719
6	Microsemi Corp. (a)	294

		4,013

	Software — 1.8%
14	Guidewire Software, Inc. (a)	783
8	Intuit, Inc.	905
15	salesforce.com, Inc. (a)	1,237
27	SS&C Technologies Holdings, Inc.	942
7	Tableau Software, Inc., Class A (a)	342
4	Tyler Technologies, Inc. (a)	587
3	Ultimate Software Group, Inc. (The) (a)	644

		5,440

	Total Information Technology	23,240

	Materials — 1.0%
	Containers & Packaging — 0.5%
20	Ball Corp.	1,478

	Metals & Mining — 0.5%
23	Compass Minerals International, Inc.	1,581

	Total Materials	3,059

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
13	Federal Realty Investment Trust	1,776

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
155	Frontier Communications Corp.	331

	Utilities — 1.3%
	Electric Utilities — 0.4%
26	Southern Co. (The)	1,309

	Multi-Utilities — 0.9%
33	Dominion Resources, Inc.	2,552

	Total Utilities	3,861

	Total Securities Sold Short (Proceeds $77,169)	$79,478

Percentages indicated are based on net assets.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
33	E-mini S&P 500 Index	06/16/17	USD	$3,893	$29

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities as collateral is approximately $130,671,000.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,642
Aggregate gross unrealized depreciation	(2,531)

Net unrealized appreciation/depreciation	$76,111

Federal income tax cost of investments	$309,702

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$385,813	$—	$—	$385,813

Total Liabilities for Securities Sold Short (a)	$(79,478)	$—	$—	$(79,478)

Appreciation in Other Financial Instruments
Futures Contracts	$29	$—	$—	$29

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Consumer Discretionary — 15.0%
	Auto Components — 0.5%
827	Delphi Automotive plc	66,527

	Automobiles — 0.6%
2,467	General Motors Co.	87,244

	Hotels, Restaurants & Leisure — 1.2%
491	Royal Caribbean Cruises Ltd.	48,130
2,071	Starbucks Corp.	120,900

		169,030

	Household Durables — 0.6%
153	Mohawk Industries, Inc. (a)	35,128
735	PulteGroup, Inc.	17,301
499	Toll Brothers, Inc. (a)	18,015
86	Whirlpool Corp.	14,650

		85,094

	Internet & Direct Marketing Retail — 2.0%
305	Amazon.com, Inc. (a)	270,075

	Media — 5.7%
400	Charter Communications, Inc. (a)	130,855
3,194	Comcast Corp., Class A	120,066
1,513	DISH Network Corp., Class A (a)	96,031
115	Time Warner, Inc.	11,229
91	Time, Inc.	1,756
1,560	Twenty-First Century Fox, Inc., Class A	50,521
634	Twenty-First Century Fox, Inc., Class B	20,154
181	Viacom, Inc., Class B	8,446
3,104	Walt Disney Co. (The)	351,962

		791,020

	Multiline Retail — 0.2%
961	Macy’s, Inc.	28,485

	Specialty Retail — 3.5%
1,385	Home Depot, Inc. (The)	203,289
1,303	Lowe’s Cos., Inc.	107,115
115	O’Reilly Automotive, Inc. (a)	31,081
1,834	TJX Cos., Inc. (The)	145,034

		486,519

	Textiles, Apparel & Luxury Goods — 0.7%
1,591	NIKE, Inc., Class B	88,654

	Total Consumer Discretionary	2,072,648

	Consumer Staples — 6.5%
	Beverages — 3.1%
330	Constellation Brands, Inc., Class A	53,423
904	Molson Coors Brewing Co., Class B	86,505
2,581	PepsiCo, Inc.	288,738

		428,666

	Food & Staples Retailing — 1.0%
177	Costco Wholesale Corp.	29,664
1,198	Kroger Co. (The)	35,329
952	Walgreens Boots Alliance, Inc.	79,030

		144,023

	Food Products — 1.4%
391	Kraft Heinz Co. (The)	35,512
3,545	Mondelez International, Inc., Class A	152,727

		188,239

	Household Products — 0.1%
227	Procter & Gamble Co. (The)	20,399

	Personal Products — 0.1%
99	Estee Lauder Cos., Inc. (The), Class A	8,428

	Tobacco — 0.8%
977	Philip Morris International, Inc.	110,294

	Total Consumer Staples	900,049

	Energy — 6.8%
	Oil, Gas & Consumable Fuels — 6.8%
1,442	Anadarko Petroleum Corp.	89,384
553	Apache Corp.	28,429
930	Cabot Oil & Gas Corp.	22,244
273	Chevron Corp.	29,279
572	Concho Resources, Inc. (a)	73,449
775	Diamondback Energy, Inc. (a)	80,425
196	Energen Corp. (a)	10,671
2,285	EOG Resources, Inc.	222,949
999	EQT Corp.	61,029
1,756	Occidental Petroleum Corp.	111,249
269	Parsley Energy, Inc., Class A (a)	8,737
911	Pioneer Natural Resources Co.	169,565
159	RSP Permian, Inc. (a)	6,575
547	TransCanada Corp., (Canada)	25,224

	Total Energy	939,209

	Financials — 16.1%
	Banks — 7.2%
8,377	Bank of America Corp.	197,602
924	BB&T Corp.	41,304
5,308	Citigroup, Inc.	317,516
150	East West Bancorp, Inc.	7,736
32	First Republic Bank	2,976
1,696	Huntington Bancshares, Inc.	22,715
6,878	KeyCorp	122,291
2,014	Regions Financial Corp.	29,264
1,165	SunTrust Banks, Inc.	64,405

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
116	SVB Financial Group (a)	21,625
2,904	Wells Fargo & Co.	161,632
104	Zions Bancorp	4,377

		993,443

	Capital Markets — 3.9%
601	Ameriprise Financial, Inc.	77,929
799	Bank of New York Mellon Corp. (The)	37,731
36	BlackRock, Inc.	13,778
1,493	Charles Schwab Corp. (The)	60,913
199	Goldman Sachs Group, Inc. (The)	45,610
1,949	Intercontinental Exchange, Inc.	116,666
4,218	Morgan Stanley	180,699

		533,326

	Consumer Finance — 0.9%
649	Capital One Financial Corp.	56,200
894	Discover Financial Services	61,115
421	Synchrony Financial	14,449

		131,764

	Diversified Financial Services — 0.1%
454	Voya Financial, Inc.	17,227

	Insurance — 4.0%
1,597	American International Group, Inc.	99,722
1,258	Arthur J Gallagher & Co.	71,124
1,528	Chubb Ltd.	208,213
1,378	Hartford Financial Services Group, Inc. (The)	66,219
104	Lincoln National Corp.	6,792
99	Marsh & McLennan Cos., Inc.	7,303
1,395	MetLife, Inc.	73,661
143	Prudential Financial, Inc.	15,257

		548,291

	Total Financials	2,224,051

	Health Care — 13.7%
	Biotechnology — 2.3%
289	Alexion Pharmaceuticals, Inc. (a)	34,986
315	Biogen, Inc. (a)	86,252
166	BioMarin Pharmaceutical, Inc. (a)	14,567
644	Celgene Corp. (a)	80,150
54	Gilead Sciences, Inc.	3,689
131	Incyte Corp. (a)	17,566
714	Vertex Pharmaceuticals, Inc. (a)	78,128

		315,338

	Health Care Equipment & Supplies — 1.4%
817	Abbott Laboratories	36,280
6,354	Boston Scientific Corp. (a)	158,027

		194,307

	Health Care Providers & Services — 3.3%
148	Aetna, Inc.	18,913
346	Humana, Inc.	71,256
2,280	UnitedHealth Group, Inc.	373,881

		464,050

	Life Sciences Tools & Services — 0.8%
1,581	Agilent Technologies, Inc.	83,604
139	Illumina, Inc. (a)	23,671

		107,275

	Pharmaceuticals — 5.9%
451	Allergan plc	107,766
1,841	Bristol-Myers Squibb Co.	100,128
1,974	Eli Lilly & Co.	166,029
1,832	Merck & Co., Inc.	116,375
9,341	Pfizer, Inc.	319,560

		809,858

	Total Health Care	1,890,828

	Industrials — 11.5%
	Aerospace & Defense — 1.9%
675	General Dynamics Corp.	126,444
358	L3 Technologies, Inc.	59,197
290	Northrop Grumman Corp.	69,084

		254,725

	Airlines — 1.4%
1,837	Delta Air Lines, Inc.	84,450
1,508	United Continental Holdings, Inc. (a)	106,540

		190,990

	Building Products — 0.8%
666	Allegion plc	50,396
87	Johnson Controls International plc	3,673
1,577	Masco Corp.	53,619

		107,688

	Commercial Services & Supplies — 0.0% (g)
61	Waste Connections, Inc., (Canada)	5,391

	Electrical Equipment — 0.2%
341	Eaton Corp. plc	25,265
9	Rockwell Automation, Inc.	1,381

		26,646

	Industrial Conglomerates — 3.5%
10,393	General Electric Co.	309,707
1,419	Honeywell International, Inc.	177,159

		486,866

	Machinery — 2.3%
312	Deere & Co.	34,015
913	Ingersoll-Rand plc	74,237
465	PACCAR, Inc.	31,260
9	Parker-Hannifin Corp.	1,492

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
105	Snap-on, Inc.	17,668
1,197	Stanley Black & Decker, Inc.	159,048

		317,720

	Road & Rail — 1.4%
318	Canadian Pacific Railway Ltd., (Canada)	46,689
416	Norfolk Southern Corp.	46,562
905	Union Pacific Corp.	95,827

		189,078

	Total Industrials	1,579,104

	Information Technology — 22.6%
	Electronic Equipment, Instruments & Components — 0.2%
302	TE Connectivity Ltd.	22,506

	Internet Software & Services — 5.2%
362	Alphabet, Inc., Class A (a)	306,558
306	Alphabet, Inc., Class C (a)	253,471
1,118	Facebook, Inc., Class A (a)	158,856

		718,885

	IT Services — 3.8%
1,305	Accenture plc, Class A	156,502
709	Fidelity National Information Services, Inc.	56,488
153	International Business Machines Corp.	26,631
313	Mastercard, Inc., Class A	35,227
160	PayPal Holdings, Inc. (a)	6,901
2,390	Visa, Inc., Class A	212,408
257	WEX, Inc. (a)	26,586

		520,743

	Semiconductors & Semiconductor Equipment — 4.6%
1,570	Analog Devices, Inc.	128,643
1,109	Broadcom Ltd.	242,787
105	Microchip Technology, Inc.	7,755
133	Micron Technology, Inc. (a)	3,842
255	NVIDIA Corp.	27,810
598	ON Semiconductor Corp. (a)	9,269
2,719	Texas Instruments, Inc.	219,016

		639,122

	Software — 4.5%
1,010	Adobe Systems, Inc. (a)	131,490
6,862	Microsoft Corp.	451,943
442	Snap, Inc., Class A (a)	9,954
337	Workday, Inc., Class A (a)	28,082

		621,469

	Technology Hardware, Storage & Peripherals — 4.3%
4,020	Apple, Inc.	577,538
566	HP, Inc.	10,126

		587,664

	Total Information Technology	3,110,389

	Materials — 2.7%
	Chemicals — 1.6%
240	Celanese Corp., Series A	21,580
362	Dow Chemical Co. (The)	23,029
611	Eastman Chemical Co.	49,337
1,297	EI du Pont de Nemours & Co.	104,186
698	Mosaic Co. (The)	20,363

		218,495

	Construction Materials — 0.5%
34	Martin Marietta Materials, Inc.	7,514
547	Vulcan Materials Co.	65,900

		73,414

	Containers & Packaging — 0.4%
252	Crown Holdings, Inc. (a)	13,345
765	WestRock Co.	39,792

		53,137

	Metals & Mining — 0.2%
379	Alcoa Corp.	13,037
23	Nucor Corp.	1,361
199	United States Steel Corp.	6,715

		21,113

	Total Materials	366,159

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
189	AvalonBay Communities, Inc.	34,721
755	Kimco Realty Corp.	16,678
720	Prologis, Inc.	37,364
21	Public Storage	4,573

	Total Real Estate	93,336

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.8%
2,874	AT&T, Inc.	119,426

	Wireless Telecommunication Services — 0.2%
371	T-Mobile US, Inc. (a)	23,953

	Total Telecommunication Services	143,379

	Utilities — 2.3%
	Electric Utilities — 1.9%
482	Edison International	38,353
600	NextEra Energy, Inc.	77,065
1,398	PG&E Corp.	92,761
159	Pinnacle West Capital Corp.	13,226

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
853	Xcel Energy, Inc.	37,928

		259,333

	Multi-Utilities — 0.4%
285	Ameren Corp.	15,564
408	CMS Energy Corp.	18,244
670	NiSource, Inc.	15,951

		49,759

	Total Utilities	309,092

	Total Common Stocks (Cost $9,689,478)	13,628,244

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
24	Emergent Capital, Inc., 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
163,856	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $163,856)	163,856

	Total Investments — 100.1% (Cost $9,853,334)	13,792,100
	Liabilities in Excess of Other Assets — (0.1)%	(9,989)

	NET ASSETS — 100.0%	$13,782,111

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
816	E-mini S&P 500	06/16/17	USD	$96,255	$650

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,970,108
Aggregate gross unrealized depreciation	(31,342)

Net unrealized appreciation/depreciation	$3,938,766

Federal income tax cost of investments	$9,853,334

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented in the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$13,792,100	$—	$—	(b)	$13,792,100

Appreciation in Other Financial Instruments
Futures Contracts	$650	$—	$—		$650

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 129.1%
Common Stocks — 127.9%
	Consumer Discretionary — 19.1%
	Auto Components — 0.6%
722	Delphi Automotive plc (j)	58,088

	Automobiles — 1.1%
2,999	General Motors Co. (j)	106,047

	Hotels, Restaurants & Leisure — 1.5%
519	Royal Caribbean Cruises Ltd.	50,950
1,632	Starbucks Corp. (j)	95,292

		146,242

	Household Durables — 0.4%
49	Mohawk Industries, Inc. (a)	11,215
345	PulteGroup, Inc.	8,118
439	Toll Brothers, Inc. (a)	15,864

		35,197

	Internet & Direct Marketing Retail — 1.9%
202	Amazon.com, Inc. (a) (j)	179,008

	Media — 8.0%
355	Charter Communications, Inc. (a)	116,142
3,743	Comcast Corp., Class A	140,699
1,247	DISH Network Corp., Class A (a)	79,189
168	Time Warner, Inc.	16,455
160	Time, Inc.	3,094
1,507	Twenty-First Century Fox, Inc., Class A	48,823
1,308	Twenty-First Century Fox, Inc., Class B (j)	41,573
618	Viacom, Inc., Class B (j)	28,831
2,535	Walt Disney Co. (The)	287,453

		762,259

	Multiline Retail — 0.5%
1,739	Macy’s, Inc. (j)	51,557

	Specialty Retail — 4.3%
18	AutoZone, Inc. (a)	12,722
83	Best Buy Co., Inc.	4,055
780	Home Depot, Inc. (The) (j)	114,575
1,436	Lowe’s Cos., Inc. (j)	118,051
211	O’Reilly Automotive, Inc. (a) (j)	56,901
1,352	TJX Cos., Inc. (The) (j)	106,940

		413,244

	Textiles, Apparel & Luxury Goods — 0.8%
1,268	NIKE, Inc., Class B (j)	70,690

	Total Consumer Discretionary	1,822,332

	Consumer Staples — 7.7%
	Beverages — 3.0%
194	Brown-Forman Corp., Class B	8,963
139	Constellation Brands, Inc., Class A	22,495
692	Molson Coors Brewing Co., Class B (j)	66,272
1,675	PepsiCo, Inc.	187,384

		285,114

	Food & Staples Retailing — 1.5%
165	Costco Wholesale Corp. (j)	27,639
183	Kroger Co. (The)	5,383
1,401	Walgreens Boots Alliance, Inc. (j)	116,339

		149,361

	Food Products — 1.6%
412	Kraft Heinz Co. (The) (j)	37,411
2,602	Mondelez International, Inc., Class A (j)	112,095

		149,506

	Household Products — 0.1%
129	Colgate-Palmolive Co.	9,443

	Personal Products — 0.1%
99	Estee Lauder Cos., Inc. (The), Class A	8,358

	Tobacco — 1.4%
1,167	Philip Morris International, Inc.	131,740

	Total Consumer Staples	733,522

	Energy — 10.4%
	Oil, Gas & Consumable Fuels — 10.4%
1,420	Anadarko Petroleum Corp.	88,021
1,362	Cabot Oil & Gas Corp. (j)	32,568
192	Chevron Corp.	20,561
510	Concho Resources, Inc. (a) (j)	65,468
105	Continental Resources, Inc. (a)	4,765
582	Diamondback Energy, Inc. (a)	60,397
34	Energen Corp. (a)	1,830
2,196	EOG Resources, Inc. (j)	214,193
1,011	EQT Corp. (j)	61,800
206	Kinder Morgan, Inc. (j)	4,482
2,663	Occidental Petroleum Corp.	168,715
893	Pioneer Natural Resources Co.	166,322
148	Plains GP Holdings LP, Class A	4,639

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
2,059	TransCanada Corp., (Canada)	95,010

	Total Energy	988,771

	Financials — 22.6%
	Banks — 8.6%
7,570	Bank of America Corp. (j)	178,585
4,020	Citigroup, Inc.	240,477
256	First Republic Bank	24,038
178	Huntington Bancshares, Inc.	2,381
6,219	KeyCorp	110,567
133	PNC Financial Services Group, Inc. (The) (j)	16,014
156	Regions Financial Corp.	2,268
712	SunTrust Banks, Inc.	39,356
154	SVB Financial Group (a) (j)	28,571
2,916	Wells Fargo & Co. (j)	162,312
453	Zions Bancorp	19,030

		823,599

	Capital Markets — 6.8%
630	Ameriprise Financial, Inc.	81,690
668	Bank of New York Mellon Corp. (The) (j)	31,555
65	BlackRock, Inc. (j)	24,996
1,594	Charles Schwab Corp. (The) (j)	65,032
338	Goldman Sachs Group, Inc. (The) (j)	77,731
2,992	Intercontinental Exchange, Inc. (j)	179,130
4,437	Morgan Stanley	190,076

		650,210

	Consumer Finance — 1.6%
653	Capital One Financial Corp.	56,627
767	Discover Financial Services (j)	52,457
1,106	Synchrony Financial	37,921

		147,005

	Diversified Financial Services — 0.2%
539	Voya Financial, Inc.	20,468

	Insurance — 5.4%
1,165	American International Group, Inc.	72,714
1,390	Arthur J Gallagher & Co. (j)	78,582
1,620	Chubb Ltd.	220,776
43	Everest Re Group Ltd.	10,144
1,470	Hartford Financial Services Group, Inc. (The)	70,660
183	Lincoln National Corp.	11,951
145	Marsh & McLennan Cos., Inc. (j)	10,708
747	MetLife, Inc. (j)	39,453

		514,988

	Total Financials	2,156,270

	Health Care — 17.4%
	Biotechnology — 3.1%
268	Alexion Pharmaceuticals, Inc. (a)	32,504
369	Biogen, Inc. (a)	100,897
127	BioMarin Pharmaceutical, Inc. (a)	11,155
582	Celgene Corp. (a)	72,473
80	Gilead Sciences, Inc.	5,403
85	Incyte Corp. (a)	11,311
557	Vertex Pharmaceuticals, Inc. (a) (j)	60,949

		294,692

	Health Care Equipment & Supplies — 2.1%
631	Abbott Laboratories	28,043
115	Becton Dickinson and Co.	21,150
5,308	Boston Scientific Corp. (a)	132,015
191	Zimmer Biomet Holdings, Inc. (j)	23,294

		204,502

	Health Care Providers & Services — 4.2%
58	Aetna, Inc.	7,394
238	Humana, Inc.	49,060
105	McKesson Corp.	15,567
1,977	UnitedHealth Group, Inc. (j)	324,293

		396,314

	Life Sciences Tools & Services — 1.0%
1,261	Agilent Technologies, Inc.	66,651
182	Illumina, Inc. (a)	31,048

		97,699

	Pharmaceuticals — 7.0%
552	Allergan plc (j)	131,774
1,739	Bristol-Myers Squibb Co. (j)	94,582
1,482	Eli Lilly & Co.	124,642
1,068	Merck & Co., Inc. (j)	67,866
7,208	Pfizer, Inc.	246,600

		665,464

	Total Health Care	1,658,671

	Industrials — 14.0%
	Aerospace & Defense — 2.2%
418	General Dynamics Corp.	78,231
305	L3 Technologies, Inc. (j)	50,450
340	Northrop Grumman Corp. (j)	80,823

		209,504

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Airlines — 2.5%
2,775	Delta Air Lines, Inc.	127,544
1,591	United Continental Holdings, Inc. (a)	112,376

		239,920

	Building Products — 1.2%
640	Allegion plc (j)	48,465
320	Johnson Controls International plc	13,493
1,553	Masco Corp. (j)	52,786

		114,744

	Commercial Services & Supplies — 0.2%
227	Waste Connections, Inc., (Canada)	20,068

	Electrical Equipment — 0.1%
16	Rockwell Automation, Inc. (j)	2,430

	Industrial Conglomerates — 4.5%
5,811	General Electric Co. (j)	173,181
2,040	Honeywell International, Inc.	254,674

		427,855

	Machinery — 2.3%
198	Ingersoll-Rand plc	16,094
473	PACCAR, Inc.	31,780
114	Parker-Hannifin Corp.	18,236
83	Snap-on, Inc.	14,049
1,051	Stanley Black & Decker, Inc.	139,609

		219,768

	Road & Rail — 1.0%
255	Canadian Pacific Railway Ltd., (Canada) (j)	37,507
152	Norfolk Southern Corp.	17,000
377	Union Pacific Corp.	39,899

		94,406

	Trading Companies & Distributors — 0.0% (g)
51	AerCap Holdings NV, (Ireland) (a) (j)	2,335

	Total Industrials	1,331,030

	Information Technology — 25.9%
	Electronic Equipment, Instruments & Components — 0.0% (g)
71	TE Connectivity Ltd.	5,263

	Internet Software & Services — 5.9%
228	Alphabet, Inc., Class A (a)	193,120
299	Alphabet, Inc., Class C (a)	248,296
839	Facebook, Inc., Class A (a) (j)	119,115

		560,531

	IT Services — 4.2%
541	Accenture plc, Class A (j)	64,888
859	Fidelity National Information Services, Inc.	68,427
32	Global Payments, Inc.	2,582
480	Mastercard, Inc., Class A	54,016
307	Paychex, Inc.	18,076
235	PayPal Holdings, Inc. (a) (j)	10,118
1,559	Visa, Inc., Class A	138,519
443	WEX, Inc. (a)	45,875

		402,501

	Semiconductors & Semiconductor Equipment — 6.7%
93	Advanced Micro Devices, Inc. (a)	1,352
1,288	Analog Devices, Inc.	105,536
1,264	Broadcom Ltd.	276,701
153	KLA-Tencor Corp.	14,564
219	Microchip Technology, Inc.	16,161
1,109	Micron Technology, Inc. (a) (j)	32,043
255	NVIDIA Corp.	27,723
533	ON Semiconductor Corp. (a)	8,254
241	QUALCOMM, Inc.	13,798
1,772	Texas Instruments, Inc. (j)	142,746

		638,878

	Software — 4.7%
717	Adobe Systems, Inc. (a) (j)	93,272
4,754	Microsoft Corp. (j)	313,126
350	Snap, Inc., Class A (a)	7,891
366	Workday, Inc., Class A (a)	30,489

		444,778

	Technology Hardware, Storage & Peripherals — 4.4%
2,667	Apple, Inc.	383,099
2,008	HP, Inc.	35,896

		418,995

	Total Information Technology	2,470,946

	Materials — 5.0%
	Chemicals — 3.4%
590	Celanese Corp., Series A	52,977
766	Dow Chemical Co. (The)	48,667
618	Eastman Chemical Co. (j)	49,895
1,801	EI du Pont de Nemours & Co. (j)	144,683
683	Mosaic Co. (The)	19,928
104	Olin Corp.	3,419

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Chemicals — continued
66	Westlake Chemical Corp.	4,379

		323,948

	Construction Materials — 0.4%
56	Martin Marietta Materials, Inc.	12,232
241	Vulcan Materials Co. (j)	29,044

		41,276

	Containers & Packaging — 0.7%
34	Ball Corp.	2,547
119	Crown Holdings, Inc. (a)	6,323
991	WestRock Co. (j)	51,578

		60,448

	Metals & Mining — 0.5%
920	Alcoa Corp.	31,657
40	Nucor Corp.	2,395
492	United States Steel Corp.	16,643

		50,695

	Total Materials	476,367

	Real Estate — 1.9%
	Equity Real Estate Investment Trusts (REITs) — 1.9%
270	AvalonBay Communities, Inc. (j)	49,615
25	Boston Properties, Inc. (j)	3,362
846	HCP, Inc.	26,461
1,497	Kimco Realty Corp.	33,072
402	Omega Healthcare Investors, Inc.	13,254
91	Public Storage (j)	19,912
109	Quality Care Properties, Inc. (a) (j)	2,049
145	SBA Communications Corp. (a)	17,467
92	SL Green Realty Corp. (j)	9,775
237	Spirit Realty Capital, Inc. (j)	2,401
199	STORE Capital Corp. (j)	4,744

	Total Real Estate	182,112

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
2,474	AT&T, Inc.	102,775

	Wireless Telecommunication Services — 0.1%
72	T-Mobile US, Inc. (a) (j)	4,669

	Total Telecommunication Services	107,444

	Utilities — 2.7%
	Electric Utilities — 2.0%
99	Edison International	7,895
376	NextEra Energy, Inc. (j)	48,270
1,415	PG&E Corp. (j)	93,881
445	Pinnacle West Capital Corp. (j)	37,130

		187,176

	Multi-Utilities — 0.6%
112	Ameren Corp.	6,106
222	CMS Energy Corp.	9,915
1,866	NiSource, Inc.	44,393

		60,414

	Water Utilities — 0.1%
141	American Water Works Co., Inc.	11,002

	Total Utilities	258,592

	Total Common Stocks (Cost $8,560,645)	12,186,057

Short-Term Investment — 1.2%
	Investment Company — 1.2%
118,528	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $118,528)	118,528

	Total Investments — 129.1% (Cost $8,679,173)	12,304,585
	Liabilities in Excess of Other Assets — (29.1)%	(2,773,592)

	NET ASSETS — 100.0%	$9,530,993

Short Positions — 27.8%
Common Stocks — 27.8%
	Consumer Discretionary — 3.2%
	Auto Components — 0.0% (g)
37	Autoliv, Inc., (Sweden)	3,824

	Hotels, Restaurants & Leisure — 0.4%
30	Chipotle Mexican Grill, Inc. (a)	13,236
254	Darden Restaurants, Inc.	21,234
68	Marriott International, Inc., Class A	6,428

		40,898

	Leisure Products — 0.3%
245	Hasbro, Inc.	24,431

	Media — 1.4%
210	CBS Corp. (Non-Voting), Class B	14,560
605	Discovery Communications, Inc., Class A (a)	17,591

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Media — continued
1,020	Interpublic Group of Cos., Inc. (The)	25,068
460	Omnicom Group, Inc.	39,648
420	Scripps Networks Interactive, Inc., Class A	32,902

		129,769

	Multiline Retail — 0.6%
483	Kohl’s Corp.	19,247
340	Nordstrom, Inc.	15,820
300	Target Corp.	16,582

		51,649

	Specialty Retail — 0.3%
717	Bed Bath & Beyond, Inc.	28,298

	Textiles, Apparel & Luxury Goods — 0.2%
181	Carter’s, Inc.	16,236
284	Under Armour, Inc., Class A (a)	5,609

		21,845

	Total Consumer Discretionary	300,714

	Consumer Staples — 2.8%
	Food & Staples Retailing — 1.1%
905	Sysco Corp.	46,984
250	Wal-Mart Stores, Inc.	18,055
1,243	Whole Foods Market, Inc.	36,934

		101,973

	Food Products — 0.5%
151	Campbell Soup Co.	8,632
306	General Mills, Inc.	18,046
47	Hershey Co. (The)	5,149
182	Kellogg Co.	13,188

		45,015

	Household Products — 1.0%
607	Church & Dwight Co., Inc.	30,252
497	Clorox Co. (The)	66,944

		97,196

	Personal Products — 0.0% (g)
332	Coty, Inc., Class A	6,010

	Tobacco — 0.2%
233	Altria Group, Inc.	16,641

	Total Consumer Staples	266,835

	Energy — 3.5%
	Energy Equipment & Services — 0.9%
449	Halliburton Co.	22,074
391	Helmerich & Payne, Inc.	26,008
265	National Oilwell Varco, Inc.	10,631
345	Schlumberger Ltd.	26,976

		85,689

	Oil, Gas & Consumable Fuels — 2.6%
154	ConocoPhillips	7,695
1,994	Enbridge, Inc., (Canada)	83,447
1,059	Exxon Mobil Corp.	86,834
366	Hess Corp.	17,655
752	Marathon Oil Corp.	11,874
309	Murphy Oil Corp.	8,846
554	Noble Energy, Inc.	19,018
281	ONEOK, Inc.	15,606

		250,975

	Total Energy	336,664

	Financials — 3.5%
	Banks — 1.9%
417	Associated Banc-Corp.	10,175
1,398	Fifth Third Bancorp	35,513
1,357	First Horizon National Corp.	25,107
491	Fulton Financial Corp.	8,762
153	M&T Bank Corp.	23,692
1,459	People’s United Financial, Inc.	26,560
736	US Bancorp	37,912
313	Webster Financial Corp.	15,676

		183,397

	Capital Markets — 0.6%
130	CME Group, Inc.	15,408
311	Franklin Resources, Inc.	13,088
139	Moody’s Corp.	15,529
241	Nasdaq, Inc.	16,765

		60,790

	Insurance — 1.0%
17	Aflac, Inc.	1,260
86	Aon plc	10,207
95	Axis Capital Holdings Ltd.	6,371
55	Principal Financial Group, Inc.	3,475
31	Prudential Financial, Inc.	3,281
42	RenaissanceRe Holdings Ltd., (Bermuda)	6,066
104	Torchmark Corp.	8,011
268	Travelers Cos., Inc. (The)	32,317
71	Willis Towers Watson plc	9,321
203	WR Berkley Corp.	14,327

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Insurance — continued
		94,636

	Total Financials	338,823

	Health Care — 3.4%
	Biotechnology — 0.4%
445	AbbVie, Inc.	28,990
59	Amgen, Inc.	9,607

		38,597

	Health Care Equipment & Supplies — 1.9%
904	Baxter International, Inc.	46,867
223	CR Bard, Inc.	55,528
225	Medtronic plc	18,125
193	Stryker Corp.	25,437
325	Varian Medical Systems, Inc. (a)	29,658

		175,615

	Health Care Providers & Services — 0.5%
366	AmerisourceBergen Corp.	32,391
152	Cardinal Health, Inc.	12,359
38	DaVita, Inc. (a)	2,549

		47,299

	Life Sciences Tools & Services — 0.1%
76	Waters Corp. (a)	11,837

	Pharmaceuticals — 0.5%
373	Johnson & Johnson	46,455

	Total Health Care	319,803

	Industrials — 3.7%
	Aerospace & Defense — 1.6%
280	Boeing Co. (The)	49,446
319	Lockheed Martin Corp.	85,245
202	United Technologies Corp.	22,643

		157,334

	Air Freight & Logistics — 0.3%
388	CH Robinson Worldwide, Inc.	29,950

	Airlines — 0.3%
674	American Airlines Group, Inc.	28,492

	Building Products — 0.1%
30	Lennox International, Inc.	5,019

	Electrical Equipment — 0.3%
485	Emerson Electric Co.	29,024

	Machinery — 0.3%
132	AGCO Corp.	7,929
34	Deere & Co.	3,690
281	Donaldson Co., Inc.	12,790

		24,409

	Professional Services — 0.2%
174	Equifax, Inc.	23,726

	Road & Rail — 0.1%
102	Canadian National Railway Co., (Canada)	7,519

	Trading Companies & Distributors — 0.5%
65	Air Lease Corp.	2,499
224	Fastenal Co.	11,558
136	WW Grainger, Inc.	31,592

		45,649

	Total Industrials	351,122

	Information Technology — 2.7%
	Communications Equipment — 0.4%
514	Cisco Systems, Inc.	17,362
799	Juniper Networks, Inc.	22,226

		39,588

	Electronic Equipment, Instruments & Components — 0.1%
159	Amphenol Corp., Class A	11,328

	Internet Software & Services — 0.1%
584	Twitter, Inc. (a)	8,738

	IT Services — 0.4%
102	Alliance Data Systems Corp.	25,344
77	International Business Machines Corp.	13,412

		38,756

	Semiconductors & Semiconductor Equipment — 0.5%
149	Applied Materials, Inc.	5,797
578	Intel Corp.	20,837
47	Lam Research Corp.	6,047
278	Xilinx, Inc.	16,111

		48,792

	Software — 0.7%
236	Intuit, Inc.	27,419
450	salesforce.com, Inc. (a)	37,155

		64,574

	Technology Hardware, Storage & Peripherals — 0.5%
994	Seagate Technology plc	45,674

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — continued
	Total Information Technology	257,450

	Materials — 1.1%
	Chemicals — 0.7%
87	Air Products & Chemicals, Inc.	11,817
527	LyondellBasell Industries NV, Class A	48,013
116	Praxair, Inc.	13,751

		73,581

	Containers & Packaging — 0.3%
104	Greif, Inc., Class A	5,706
66	International Paper Co.	3,372
101	Packaging Corp. of America	9,237
169	Sonoco Products Co.	8,941

		27,256

	Paper & Forest Products — 0.1%
241	Domtar Corp.	8,784

	Total Materials	109,621

	Real Estate — 1.9%
	Equity Real Estate Investment Trusts (REITs) — 1.9%
172	Crown Castle International Corp.	16,222
213	Equity Residential	13,237
10	Essex Property Trust, Inc.	2,223
125	Federal Realty Investment Trust	16,704
264	Healthcare Realty Trust, Inc.	8,581
273	Healthcare Trust of America, Inc., Class A	8,575
1,198	Host Hotels & Resorts, Inc.	22,347
65	Mid-America Apartment Communities, Inc.	6,626
109	Realty Income Corp.	6,481
362	UDR, Inc.	13,134
453	Ventas, Inc.	29,465
549	Welltower, Inc.	38,913

	Total Real Estate	182,508

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
363	Verizon Communications, Inc.	17,679

	Utilities — 1.8%
	Electric Utilities — 0.8%
85	Duke Energy Corp.	6,998
121	Eversource Energy	7,134
1,153	Southern Co. (The)	57,375

		71,507

	Gas Utilities — 0.0% (g)
58	National Fuel Gas Co.	3,433

	Multi-Utilities — 0.9%
450	Consolidated Edison, Inc.	34,972
423	Dominion Resources, Inc.	32,816
276	SCANA Corp.	18,045

		85,833

	Water Utilities — 0.1%
294	Aqua America, Inc.	9,445

	Total Utilities	170,218

	Total Securities Sold Short (Proceeds $2,558,472)	$2,651,437

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities as collateral is approximately $3,674,371,000.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,656,231
Aggregate gross unrealized depreciation	(30,819)

Net unrealized appreciation/depreciation	$3,625,412

Federal income tax cost of investments	$8,679,173

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,304,585	$—	$—	$12,304,585

Total Liabilities for Securities Sold Short (a)	$(2,651,437)	$—	$—	$(2,651,437)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.4%
	Consumer Discretionary — 11.0%
	Auto Components — 2.3%
44	American Axle & Manufacturing Holdings, Inc. (a)	832
457	Cooper Tire & Rubber Co.	20,255
397	Stoneridge, Inc. (a)	7,207
200	Tenneco, Inc.	12,496

		40,790

	Diversified Consumer Services — 0.6%
187	Ascent Capital Group, Inc., Class A (a)	2,641
197	Houghton Mifflin Harcourt Co. (a)	2,002
437	Regis Corp. (a)	5,126
9	Strayer Education, Inc.	724

		10,493

	Hotels, Restaurants & Leisure — 2.6%
619	Bloomin’ Brands, Inc.	12,207
11	DineEquity, Inc.	609
127	Intrawest Resorts Holdings, Inc. (a)	3,174
348	La Quinta Holdings, Inc. (a)	4,708
496	Penn National Gaming, Inc. (a)	9,136
334	Ruby Tuesday, Inc. (a)	939
74	Scientific Games Corp., Class A (a)	1,748
458	Sonic Corp.	11,617
101	Speedway Motorsports, Inc.	1,901

		46,039

	Household Durables — 0.8%
103	Leggett & Platt, Inc.	5,163
68	NACCO Industries, Inc., Class A	4,725
204	Taylor Morrison Home Corp., Class A (a)	4,341
45	UCP, Inc., Class A (a)	461

		14,690

	Internet & Direct Marketing Retail — 0.1%
168	Liberty TripAdvisor Holdings, Inc., Class A (a)	2,375

	Leisure Products — 0.2%
54	Acushnet Holdings Corp. (a)	938
631	JAKKS Pacific, Inc. (a)	3,468

		4,406

	Media — 0.9%
290	Eros International plc, (India) (a)	2,990
337	Sinclair Broadcast Group, Inc., Class A	13,632

		16,622

	Multiline Retail — 0.5%
163	Big Lots, Inc.	7,935
20	Dillard’s, Inc., Class A	1,019

		8,954

	Specialty Retail — 2.6%
61	Aaron’s, Inc.	1,808
220	Barnes & Noble Education, Inc. (a)	2,106
186	Children’s Place, Inc. (The)	22,281
558	GNC Holdings, Inc., Class A	4,103
420	Office Depot, Inc.	1,958
1,175	Pier 1 Imports, Inc.	8,409
259	Select Comfort Corp. (a)	6,411

		47,076

	Textiles, Apparel & Luxury Goods — 0.4%
261	Iconix Brand Group, Inc. (a)	1,959
129	Movado Group, Inc.	3,218
71	Perry Ellis International, Inc. (a)	1,521

		6,698

	Total Consumer Discretionary	198,143

	Consumer Staples — 2.9%
	Food & Staples Retailing — 0.3%
109	Ingles Markets, Inc., Class A	4,712

	Food Products — 2.0%
1,090	Darling Ingredients, Inc. (a)	15,824
312	Dean Foods Co.	6,134
200	Pilgrim’s Pride Corp.	4,492
60	Post Holdings, Inc. (a)	5,216
25	Sanderson Farms, Inc.	2,637
24	Seneca Foods Corp., Class A (a)	874

		35,177

	Personal Products — 0.1%
21	Herbalife Ltd. (a)	1,244
16	Medifast, Inc.	719

		1,963

	Tobacco — 0.5%
47	Alliance One International, Inc. (a)	598
125	Universal Corp.	8,865

		9,463

	Total Consumer Staples	51,315

	Energy — 3.2%
	Energy Equipment & Services — 0.8%
134	Archrock, Inc.	1,667
378	Parker Drilling Co. (a)	661
160	Pioneer Energy Services Corp. (a)	642
124	SEACOR Holdings, Inc. (a)	8,593
146	Unit Corp. (a)	3,520

		15,083

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — 2.4%
17	Adams Resources & Energy, Inc.	646
1,276	Bill Barrett Corp. (a)	5,807
1,595	Denbury Resources, Inc. (a)	4,115
973	EP Energy Corp., Class A (a)	4,621
13	Northern Oil and Gas, Inc. (a)	32
410	Renewable Energy Group, Inc. (a)	4,286
218	REX American Resources Corp. (a)	19,691
392	Sanchez Energy Corp. (a)	3,735
29	Westmoreland Coal Co. (a)	421

		43,354

	Total Energy	58,437

	Financials — 18.1%
	Banks — 9.9%
64	1st Source Corp.	3,004
99	BancFirst Corp.	8,873
262	BancorpSouth, Inc.	7,929
205	Capital Bank Financial Corp., Class A	8,897
103	Cathay General Bancorp	3,866
337	Central Pacific Financial Corp.	10,280
24	Central Valley Community Bancorp	492
40	Chemical Financial Corp.	2,056
27	Citizens & Northern Corp.	622
65	City Holding Co.	4,198
423	CVB Financial Corp.	9,342
4	East West Bancorp, Inc.	213
501	FCB Financial Holdings, Inc., Class A (a)	24,820
428	First Commonwealth Financial Corp.	5,675
29	First Community Bancshares, Inc.	714
68	First Financial Bancorp	1,856
95	First Hawaiian, Inc.	2,827
69	First Interstate BancSystem, Inc., Class A	2,732
87	Flushing Financial Corp.	2,335
110	Fulton Financial Corp.	1,963
34	Great Western Bancorp, Inc.	1,433
43	Guaranty Bancorp	1,054
209	Hope Bancorp, Inc.	4,013
62	IBERIABANK Corp.	4,885
101	Independent Bank Corp.	2,682
288	Investors Bancorp, Inc.	4,136
31	MainSource Financial Group, Inc.	1,027
24	National Bank Holdings Corp., Class A	778
237	OFG Bancorp, (Puerto Rico)	2,801
70	PacWest Bancorp	3,734
30	Sierra Bancorp	812
42	Simmons First National Corp., Class A	2,305
20	Southside Bancshares, Inc.	672
22	Southwest Bancorp, Inc.	570
87	Suffolk Bancorp	3,520
264	TCF Financial Corp.	4,485
90	Trustmark Corp.	2,874
63	UMB Financial Corp.	4,775
318	Union Bankshares Corp.	11,180
60	Webster Financial Corp.	2,987
42	West Bancorporation, Inc.	964
261	Westamerica Bancorp	14,544

		178,925

	Capital Markets — 1.2%
38	Federated Investors, Inc., Class B	990
13	Houlihan Lokey, Inc.	462
152	KCG Holdings, Inc., Class A (a)	2,701
55	MarketAxess Holdings, Inc.	10,387
79	Stifel Financial Corp. (a)	3,980
22	Virtus Investment Partners, Inc.	2,288

		20,808

	Consumer Finance — 0.6%
12	Credit Acceptance Corp. (a)	2,293
538	EZCORP, Inc., Class A (a)	4,385
86	Nelnet, Inc., Class A	3,772
21	Regional Management Corp. (a)	404

		10,854

	Insurance — 2.4%
19	Ambac Financial Group, Inc. (a)	358
41	American Equity Investment Life Holding Co.	976
30	Aspen Insurance Holdings Ltd., (Bermuda)	1,541
362	CNO Financial Group, Inc.	7,421
66	First American Financial Corp.	2,608
24	Global Indemnity Ltd., (Cayman Islands) (a)	931
85	Kemper Corp.	3,380

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
620	MBIA, Inc. (a)	5,251
101	Navigators Group, Inc. (The)	5,457
105	Primerica, Inc.	8,606
80	ProAssurance Corp.	4,826
16	Stewart Information Services Corp.	716
30	Universal Insurance Holdings, Inc.	725

		42,796

	Mortgage Real Estate Investment Trusts (REITs) — 1.2%
720	Capstead Mortgage Corp.	7,586
1,777	CYS Investments, Inc.	14,129

		21,715

	Thrifts & Mortgage Finance — 2.8%
22	BankFinancial Corp.	321
665	Beneficial Bancorp, Inc.	10,648
24	Capitol Federal Financial, Inc.	348
72	Charter Financial Corp.	1,410
23	First Defiance Financial Corp.	1,159
326	Kearny Financial Corp.	4,912
627	Meridian Bancorp, Inc.	11,476
269	MGIC Investment Corp. (a)	2,722
125	NMI Holdings, Inc., Class A (a)	1,424
584	Northfield Bancorp, Inc.	10,525
157	Walker & Dunlop, Inc. (a)	6,562

		51,507

	Total Financials	326,605

	Health Care — 12.9%
	Biotechnology — 5.2%
99	ACADIA Pharmaceuticals, Inc. (a)	3,404
96	Adamas Pharmaceuticals, Inc. (a)	1,685
16	Aduro Biotech, Inc. (a)	174
157	Aimmune Therapeutics, Inc. (a)	3,403
30	AMAG Pharmaceuticals, Inc. (a)	686
614	Amicus Therapeutics, Inc. (a)	4,376
65	AnaptysBio, Inc. (a)	1,795
33	Ardelyx, Inc. (a)	420
23	Audentes Therapeutics, Inc. (a)	399
30	Avexis, Inc. (a)	2,258
127	Bellicum Pharmaceuticals, Inc. (a)	1,570
38	Blueprint Medicines Corp. (a)	1,500
92	Cara Therapeutics, Inc. (a)	1,697
40	Chimerix, Inc. (a)	255
84	Clovis Oncology, Inc. (a)	5,367
77	Coherus Biosciences, Inc. (a)	1,626
143	CytomX Therapeutics, Inc. (a)	2,464
108	Edge Therapeutics, Inc. (a)	981
79	Exelixis, Inc. (a)	1,710
89	FibroGen, Inc. (a)	2,194
43	Five Prime Therapeutics, Inc. (a)	1,540
102	Flexion Therapeutics, Inc. (a)	2,748
96	Global Blood Therapeutics, Inc. (a)	3,530
131	Halozyme Therapeutics, Inc. (a)	1,700
55	Heron Therapeutics, Inc. (a)	827
195	Idera Pharmaceuticals, Inc. (a)	480
143	Immune Design Corp. (a)	970
202	Infinity Pharmaceuticals, Inc. (a)	651
51	Jounce Therapeutics, Inc. (a)	1,124
156	Karyopharm Therapeutics, Inc. (a)	2,008
39	Kite Pharma, Inc. (a)	3,077
156	Lexicon Pharmaceuticals, Inc. (a)	2,230
81	Neurocrine Biosciences, Inc. (a)	3,507
44	Ophthotech Corp. (a)	159
148	Proteostasis Therapeutics, Inc. (a)	1,157
80	Prothena Corp. plc, (Ireland) (a)	4,480
36	Puma Biotechnology, Inc. (a)	1,335
34	Ra Pharmaceuticals, Inc. (a)	715
56	Radius Health, Inc. (a)	2,157
29	Sage Therapeutics, Inc. (a)	2,068
47	Sarepta Therapeutics, Inc. (a)	1,403
100	Selecta Biosciences, Inc. (a)	1,436
175	Seres Therapeutics, Inc. (a)	1,971
21	Spark Therapeutics, Inc. (a)	1,094
681	Synergy Pharmaceuticals, Inc. (a)	3,172
5	TESARO, Inc. (a)	816
215	TG Therapeutics, Inc. (a)	2,509
89	Tokai Pharmaceuticals, Inc. (a)	74
69	Ultragenyx Pharmaceutical, Inc. (a)	4,670
54	Versartis, Inc. (a)	1,161
86	Xencor, Inc. (a)	2,057
12	Zafgen, Inc. (a)	56

		94,846

	Health Care Equipment & Supplies — 2.3%
187	Halyard Health, Inc. (a)	7,112
124	Masimo Corp. (a)	11,583
209	Orthofix International NV (a)	7,973
104	Surmodics, Inc. (a)	2,501
23	Utah Medical Products, Inc.	1,445
357	Wright Medical Group NV (a)	11,101

		41,715

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — 3.7%
283	Civitas Solutions, Inc. (a)	5,200
231	Cross Country Healthcare, Inc. (a)	3,312
450	Genesis Healthcare, Inc. (a)	1,188
78	Landauer, Inc.	3,807
167	Molina Healthcare, Inc. (a)	7,593
392	Owens & Minor, Inc.	13,549
1,359	Quorum Health Corp. (a)	7,393
524	Tivity Health, Inc. (a)	15,248
215	Triple-S Management Corp., (Puerto Rico), Class B (a)	3,772
40	WellCare Health Plans, Inc. (a)	5,566

		66,628

	Health Care Technology — 0.3%
266	HMS Holdings Corp. (a)	5,404

	Life Sciences Tools & Services — 0.3%
30	Cambrex Corp. (a)	1,662
75	INC Research Holdings, Inc., Class A (a)	3,434

		5,096

	Pharmaceuticals — 1.1%
106	Amphastar Pharmaceuticals, Inc. (a)	1,541
138	Axsome Therapeutics, Inc. (a)	537
75	Horizon Pharma plc (a)	1,109
79	MyoKardia, Inc. (a)	1,038
274	Nektar Therapeutics (a)	6,426
81	Pacira Pharmaceuticals, Inc. (a)	3,698
36	Prestige Brands Holdings, Inc. (a)	1,995
63	Reata Pharmaceuticals, Inc., Class A (a)	1,422
80	Revance Therapeutics, Inc. (a)	1,666

		19,432

	Total Health Care	233,121

	Industrials — 15.9%
	Aerospace & Defense — 2.0%
98	AAR Corp.	3,309
81	Curtiss-Wright Corp.	7,392
645	DigitalGlobe, Inc. (a)	21,111
74	Moog, Inc., Class A (a)	4,997

		36,809

	Air Freight & Logistics — 0.1%
34	Atlas Air Worldwide Holdings, Inc. (a)	1,863

	Airlines — 0.3%
49	Alaska Air Group, Inc.	4,473

	Building Products — 1.2%
411	Continental Building Products, Inc. (a)	10,069
151	Gibraltar Industries, Inc. (a)	6,209
58	JELD-WEN Holding, Inc. (a)	1,915
188	Ply Gem Holdings, Inc. (a)	3,698

		21,891

	Commercial Services & Supplies — 2.9%
1,529	ACCO Brands Corp. (a)	20,110
99	ARC Document Solutions, Inc. (a)	342
342	CECO Environmental Corp.	3,597
127	Deluxe Corp.	9,144
358	Ennis, Inc.	6,091
72	Essendant, Inc.	1,094
78	Interface, Inc.	1,482
115	VSE Corp.	4,692
245	West Corp.	5,971

		52,523

	Construction & Engineering — 1.6%
264	EMCOR Group, Inc.	16,594
130	MasTec, Inc. (a)	5,223
149	MYR Group, Inc. (a)	6,088

		27,905

	Electrical Equipment — 0.2%
108	Powell Industries, Inc.	3,726

	Machinery — 1.9%
306	Actuant Corp., Class A	8,068
388	Briggs & Stratton Corp.	8,706
314	Douglas Dynamics, Inc.	9,633
44	Graham Corp.	1,001
85	Kadant, Inc.	5,063
31	Kennametal, Inc.	1,220
61	Wabash National Corp.	1,266

		34,957

	Marine — 0.6%
324	Matson, Inc.	10,294

	Professional Services — 2.6%
737	Acacia Research Corp. (a)	4,237
217	Barrett Business Services, Inc.	11,876
127	Franklin Covey Co. (a)	2,569
361	Huron Consulting Group, Inc. (a)	15,190
42	Insperity, Inc.	3,679
35	TriNet Group, Inc. (a)	1,000
126	WageWorks, Inc. (a)	9,074

		47,625

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Road & Rail — 0.7%
137	ArcBest Corp.	3,567
264	Swift Transportation Co. (a)	5,424
307	USA Truck, Inc. (a)	2,253
151	YRC Worldwide, Inc. (a)	1,666

		12,910

	Trading Companies & Distributors — 1.8%
89	Applied Industrial Technologies, Inc.	5,530
160	DXP Enterprises, Inc. (a)	6,044
533	MRC Global, Inc. (a)	9,761
314	NOW, Inc. (a)	5,327
383	Titan Machinery, Inc. (a)	5,881

		32,543

	Total Industrials	287,519

	Information Technology — 17.0%
	Communications Equipment — 2.3%
108	Bel Fuse, Inc., Class B	2,762
244	Black Box Corp.	2,179
573	Extreme Networks, Inc. (a)	4,302
205	InterDigital, Inc.	17,657
61	NETGEAR, Inc. (a)	2,998
97	Plantronics, Inc.	5,227
105	Ubiquiti Networks, Inc. (a)	5,277

		40,402

	Electronic Equipment, Instruments & Components — 2.7%
500	Benchmark Electronics, Inc. (a)	15,903
28	ePlus, Inc. (a)	3,727
364	InvenSense, Inc. (a)	4,599
454	Knowles Corp. (a)	8,594
161	Sanmina Corp. (a)	6,520
18	ScanSource, Inc. (a)	695
27	Tech Data Corp. (a)	2,516
22	TTM Technologies, Inc. (a)	358
394	Vishay Intertechnology, Inc.	6,483

		49,395

	Internet Software & Services — 1.4%
59	Alteryx, Inc., Class A (a)	919
1,018	Bazaarvoice, Inc. (a)	4,375
96	Coupa Software, Inc. (a)	2,433
208	DHI Group, Inc. (a)	821
106	Liquidity Services, Inc. (a)	845
86	MuleSoft, Inc., Class A (a)	2,083
156	Nutanix, Inc., Class A (a)	2,932
549	RetailMeNot, Inc. (a)	4,448
346	Web.com Group, Inc. (a)	6,674

		25,530

	IT Services — 1.9%
203	Convergys Corp.	4,298
212	CSG Systems International, Inc.	8,020
31	Euronet Worldwide, Inc. (a)	2,651
40	EVERTEC, Inc., (Puerto Rico)	639
98	Science Applications International Corp.	7,269
825	Unisys Corp. (a)	11,514

		34,391

	Semiconductors & Semiconductor Equipment — 3.5%
138	Advanced Energy Industries, Inc. (a)	9,454
279	Alpha & Omega Semiconductor Ltd. (a)	4,788
375	Cohu, Inc.	6,915
359	Integrated Device Technology, Inc. (a)	8,500
139	MaxLinear, Inc. (a)	3,910
22	Silicon Laboratories, Inc. (a)	1,626
213	Synaptics, Inc. (a)	10,526
374	Xcerra Corp. (a)	3,326
418	XPERI Corp.	14,174

		63,219

	Software — 5.2%
278	ACI Worldwide, Inc. (a)	5,949
360	Aspen Technology, Inc. (a)	21,229
159	Barracuda Networks, Inc. (a)	3,672
19	Blackline, Inc. (a)	553
94	Fair Isaac Corp.	12,160
52	Manhattan Associates, Inc. (a)	2,717
529	Progress Software Corp.	15,370
53	Qualys, Inc. (a)	2,024
453	Take-Two Interactive Software, Inc. (a)	26,873
109	VASCO Data Security International, Inc. (a)	1,465
478	Zix Corp. (a)	2,300

		94,312

	Total Information Technology	307,249

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 3.6%
	Chemicals — 2.0%
87	American Vanguard Corp.	1,448
5	FutureFuel Corp.	77
80	Koppers Holdings, Inc. (a)	3,388
133	Minerals Technologies, Inc.	10,157
306	OMNOVA Solutions, Inc. (a)	3,029
409	Rayonier Advanced Materials, Inc.	5,505
192	Trinseo SA	12,863

		36,467

	Containers & Packaging — 0.6%
804	Graphic Packaging Holding Co.	10,347
37	Myers Industries, Inc.	591

		10,938

	Metals & Mining — 0.9%
292	AK Steel Holding Corp. (a)	2,102
62	Carpenter Technology Corp.	2,320
60	Commercial Metals Co.	1,142
88	Olympic Steel, Inc.	1,628
206	Worthington Industries, Inc.	9,298

		16,490

	Paper & Forest Products — 0.1%
48	Domtar Corp.	1,764

	Total Materials	65,659

	Real Estate — 6.9%
	Equity Real Estate Investment Trusts (REITs) — 6.4%
113	American Assets Trust, Inc.	4,732
16	Armada Hoffler Properties, Inc.	224
759	Ashford Hospitality Trust, Inc.	4,833
124	CBL & Associates Properties, Inc.	1,180
224	CoreSite Realty Corp.	20,198
82	CubeSmart	2,116
25	CyrusOne, Inc.	1,266
98	DCT Industrial Trust, Inc.	4,709
121	DiamondRock Hospitality Co.	1,345
53	EastGroup Properties, Inc.	3,912
6	EPR Properties	412
31	Equity LifeStyle Properties, Inc.	2,389
61	First Industrial Realty Trust, Inc.	1,614
105	Franklin Street Properties Corp.	1,270
24	Gladstone Commercial Corp.	494
114	Government Properties Income Trust	2,392
212	Hersha Hospitality Trust	3,982
45	Highwoods Properties, Inc.	2,230
124	Hospitality Properties Trust	3,900
194	LTC Properties, Inc.	9,302
109	Mack-Cali Realty Corp.	2,942
35	Mid-America Apartment Communities, Inc.	3,599
107	Monogram Residential Trust, Inc.	1,070
15	National Retail Properties, Inc.	672
64	Pennsylvania REIT	970
170	Potlatch Corp.	7,764
22	PS Business Parks, Inc.	2,479
224	Ramco-Gershenson Properties Trust	3,133
581	RLJ Lodging Trust	13,669
59	Saul Centers, Inc.	3,660
27	Silver Bay Realty Trust Corp.	580
39	Summit Hotel Properties, Inc.	620
40	Taubman Centers, Inc.	2,654

		116,312

	Real Estate Management & Development — 0.5%
37	Alexander & Baldwin, Inc.	1,634
488	Forestar Group, Inc. (a)	6,665
24	St Joe Co. (The) (a)	408

		8,707

	Total Real Estate	125,019

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
162	IDT Corp., Class B	2,066
2,089	Windstream Holdings, Inc.	11,385

	Total Telecommunication Services	13,451

	Utilities — 3.1%
	Electric Utilities — 1.2%
124	El Paso Electric Co.	6,252
92	PNM Resources, Inc.	3,386
218	Portland General Electric Co.	9,675
89	Spark Energy, Inc., Class A	2,840

		22,153

	Gas Utilities — 0.5%
62	Southwest Gas Holdings, Inc.	5,124
73	Spire, Inc.	4,900

		10,024

	Independent Power & Renewable Electricity Producers — 0.7%
1,181	Atlantic Power Corp. (a)	3,130

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Independent Power & Renewable Electricity Producers — continued
622		Dynegy, Inc. (a)	4,887
69		Ormat Technologies, Inc.	3,956

			11,973

		Multi-Utilities — 0.2%
31		Avista Corp.	1,203
34		NorthWestern Corp.	1,978

			3,181

		Water Utilities — 0.5%
204		American States Water Co.	9,033

		Total Utilities	56,364

		Total Common Stocks (Cost $1,460,555)	1,722,882

NUMBER OF WARRANTS
Warrant — 0.0%
		Financials — 0.0%
		Consumer Finance — 0.0%
—	(h)	Emergent Capital, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

SHARES
Short-Term Investment — 4.3%
		Investment Company — 4.3%
77,556		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $77,556)	77,556

		Total Investments — 99.7% (Cost $1,538,111)	1,800,438
		Other Assets in Excess of Liabilities — 0.3%	5,945

		NET ASSETS — 100.0%	$1,806,383

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures Contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,039	E-mini Russell 2000	06/16/17	USD	$71,920	$992

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$341,583
Aggregate gross unrealized depreciation	(79,256)

Net unrealized appreciation/depreciation	$262,327

Federal income tax cost of investments	$1,538,111

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,800,438	$—	$—	(b)	$1,800,438

Appreciation in Other Financial Instruments
Futures Contracts	$992	$—	$—		$992

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Consumer Discretionary — 15.1%
	Distributors — 0.7%
756	Genuine Parts Co.	69,894

	Hotels, Restaurants & Leisure — 1.8%
1,119	Brinker International, Inc.	49,194
193	Hilton Grand Vacations, Inc. (a)	5,533
1,064	Hilton Worldwide Holdings, Inc.	62,219
3,666	La Quinta Holdings, Inc. (a)	49,563
802	Red Rock Resorts, Inc., Class A	17,787

		184,296

	Household Durables — 0.5%
1,080	Newell Brands, Inc.	50,963

	Internet & Direct Marketing Retail — 0.8%
625	Expedia, Inc.	78,817

	Media — 5.1%
1,218	CBS Corp. (Non-Voting), Class B	84,455
256	Charter Communications, Inc. (a)	83,659
3,612	Clear Channel Outdoor Holdings, Inc., Class A	21,854
2,268	DISH Network Corp., Class A (a)	144,003
2,610	Entercom Communications Corp., Class A	37,316
889	Nexstar Media Group, Inc.	62,342
1,035	Sinclair Broadcast Group, Inc., Class A	41,901
553	Time Warner, Inc.	54,072

		529,602

	Multiline Retail — 0.7%
1,939	Kohl’s Corp.	77,208

	Specialty Retail — 4.5%
114	AutoZone, Inc. (a)	82,255
1,343	Bed Bath & Beyond, Inc.	53,005
1,495	Best Buy Co., Inc.	73,503
1,862	Gap, Inc. (The)	45,239
561	Home Depot, Inc. (The)	82,404
435	Murphy USA, Inc. (a)	31,910
972	Tiffany & Co.	92,669

		460,985

	Textiles, Apparel & Luxury Goods — 1.0%
968	Columbia Sportswear Co.	56,895
2,283	Hanesbrands, Inc.	47,393

		104,288

	Total Consumer Discretionary	1,556,053

	Consumer Staples — 5.9%
	Beverages — 1.1%
731	Dr Pepper Snapple Group, Inc.	71,596
428	Molson Coors Brewing Co., Class B	40,980

		112,576

	Food & Staples Retailing — 1.5%
1,215	CVS Health Corp.	95,407
2,055	Kroger Co. (The)	60,612

		156,019

	Food Products — 1.5%
879	Post Holdings, Inc. (a)	76,903
848	TreeHouse Foods, Inc. (a)	71,818

		148,721

	Household Products — 1.4%
757	Energizer Holdings, Inc.	42,196
1,181	Procter & Gamble Co. (The)	106,080

		148,276

	Personal Products — 0.4%
2,464	Coty, Inc., Class A	44,667

	Total Consumer Staples	610,259

	Energy — 7.1%
	Oil, Gas & Consumable Fuels — 7.1%
1,509	Apache Corp.	77,564
1,707	ConocoPhillips	85,146
1,156	EQT Corp.	70,612
2,645	Exxon Mobil Corp.	216,909
2,729	Kinder Morgan, Inc.	59,335
1,749	Marathon Petroleum Corp.	88,375
2,245	PBF Energy, Inc., Class A	49,764
1,138	Phillips 66	90,127

	Total Energy	737,832

	Financials — 30.9%
	Banks — 15.1%
11,719	Bank of America Corp.	276,454
2,011	Citigroup, Inc.	120,300
3,119	Citizens Financial Group, Inc.	107,755
2,465	Fifth Third Bancorp	62,617
709	First Republic Bank	66,498
923	M&T Bank Corp.	142,756
1,251	PNC Financial Services Group, Inc. (The)	150,406
2,230	SunTrust Banks, Inc.	123,312
2,092	US Bancorp	107,728
7,213	Wells Fargo & Co.	401,488

		1,559,314

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — 3.6%
1,760	Charles Schwab Corp. (The)	71,834
1,536	Invesco Ltd.	47,044
1,650	Morgan Stanley	70,670
784	Northern Trust Corp.	67,883
1,602	T Rowe Price Group, Inc.	109,165

		366,596

	Consumer Finance — 2.9%
3,654	Ally Financial, Inc.	74,292
2,616	Capital One Financial Corp.	226,711

		301,003

	Insurance — 9.3%
40	Alleghany Corp. (a)	24,338
1,348	Allied World Assurance Co. Holdings AG	71,588
2,548	American International Group, Inc.	159,095
572	Athene Holding Ltd., Class A (a)	28,584
687	Chubb Ltd.	93,596
1,830	CNO Financial Group, Inc.	37,509
2,212	Hartford Financial Services Group, Inc. (The)	106,325
4,462	Loews Corp.	208,693
407	Marsh & McLennan Cos., Inc.	30,076
438	Prudential Financial, Inc.	46,774
800	Travelers Cos., Inc. (The)	96,392
1,229	Unum Group	57,613

		960,583

	Total Financials	3,187,496

	Health Care — 9.5%
	Health Care Providers & Services — 3.1%
844	Aetna, Inc.	107,636
251	Cigna Corp.	36,698
972	HCA Holdings, Inc. (a)	86,466
564	UnitedHealth Group, Inc.	92,508

		323,308

	Life Sciences Tools & Services — 0.3%
1,132	VWR Corp. (a)	31,936

	Pharmaceuticals — 6.1%
257	Allergan plc	61,518
1,351	Johnson & Johnson	168,207
2,371	Merck & Co., Inc.	150,650
7,176	Pfizer, Inc.	245,498

		625,873

	Total Health Care	981,117

	Industrials — 6.1%
	Aerospace & Defense — 1.1%
1,012	United Technologies Corp.	113,519

	Airlines — 1.6%
3,606	Delta Air Lines, Inc.	165,722

	Industrial Conglomerates — 2.0%
908	Carlisle Cos., Inc.	96,601
860	Honeywell International, Inc.	107,428

		204,029

	Machinery — 1.4%
945	Dover Corp.	75,900
563	Illinois Tool Works, Inc.	74,630

		150,530

	Total Industrials	633,800

	Information Technology — 6.8%
	Communications Equipment — 1.1%
3,493	Cisco Systems, Inc.	118,057

	Electronic Equipment, Instruments & Components — 0.7%
940	Arrow Electronics, Inc. (a)	69,007

	IT Services — 0.6%
1,352	PayPal Holdings, Inc. (a)	58,184

	Semiconductors & Semiconductor Equipment — 2.5%
539	KLA-Tencor Corp.	51,223
1,309	QUALCOMM, Inc.	75,071
1,594	Texas Instruments, Inc.	128,418

		254,712

	Software — 1.3%
2,004	Microsoft Corp.	131,978

	Technology Hardware, Storage & Peripherals — 0.6%
2,873	Hewlett Packard Enterprise Co.	68,090

	Total Information Technology	700,028

	Materials — 3.6%
	Chemicals — 0.3%
1,022	AdvanSix, Inc. (a)	27,932

	Construction Materials — 0.6%
314	Martin Marietta Materials, Inc.	68,438

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — 2.3%
1,399	Ball Corp.	103,877
3,832	Graphic Packaging Holding Co.	49,315
1,634	WestRock Co.	85,037

		238,229

	Paper & Forest Products — 0.4%
1,681	KapStone Paper and Packaging Corp.	38,820

	Total Materials	373,419

	Real Estate — 5.1%
	Equity Real Estate Investment Trusts (REITs) — 4.6%
3,160	American Homes 4 Rent, Class A	72,564
2,520	Brixmor Property Group, Inc.	54,080
620	EastGroup Properties, Inc.	45,566
2,589	Kimco Realty Corp.	57,199
357	Mid-America Apartment Communities, Inc.	36,336
2,292	Outfront Media, Inc.	60,848
710	Park Hotels & Resorts, Inc.	18,238
2,989	Rayonier, Inc.	84,710
1,291	Weyerhaeuser Co.	43,865

		473,406

	Real Estate Management & Development — 0.5%
1,451	CBRE Group, Inc., Class A (a)	50,490

	Total Real Estate	523,896

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.8%
1,631	Verizon Communications, Inc.	79,525

	Wireless Telecommunication Services — 0.4%
730	T-Mobile US, Inc. (a)	47,161

	Total Telecommunication Services	126,686

	Utilities — 5.5%
	Electric Utilities — 4.9%
1,546	American Electric Power Co., Inc.	103,804
646	Duke Energy Corp.	52,961
994	Edison International	79,117
987	Eversource Energy	58,004
817	NextEra Energy, Inc.	104,839
2,442	Xcel Energy, Inc.	108,540

		507,265

	Multi-Utilities — 0.6%
559	Sempra Energy	61,785

	Total Utilities	569,050

	Total Common Stocks (Cost $7,544,254)	9,999,636

NUMBER OF RIGHTS
Right — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
2,982	Media General, Inc., CVR (a) (Cost $–)	—	(h)

SHARES
Short-Term Investment — 3.7%
	Investment Company — 3.7%
385,544	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $385,544)	385,544

	Total Investments — 100.5% (Cost $7,929,798)	10,385,180
	Liabilities in Excess of Other Assets — (0.5)%	(53,000)

	NET ASSETS — 100.0%	$10,332,180

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,590,701
Aggregate gross unrealized depreciation	(135,319)

Net unrealized appreciation/depreciation	$2,455,382

Federal income tax cost of investments	$7,929,798

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$10,385,180	$—	$—	(b)	$10,385,180

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than 500.

There were no transfers among any levels during the period ended March 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2017